File Nos. 333-138322

811-21974

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No.

Post-Effective Amendment No. 15

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 15

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

(Exact Name of Registrant)

Horace Mann Life Insurance Company

(Name of Depositor)

One Horace Mann Plaza, Springfield, Illinois 62715

(Address of Depositor’s Principal Executive Offices)

(217) 789-2500

(Depositor’s Telephone Number)

Ann M. Caparros

One Horace Mann Plaza

Springfield, Illinois 62715

(Name and Address of Agent for Service)

Copies of Communications to:

Stephen E. Roth

Sutherland LLP

1275 Pennsylvania Avenue, NW

Washington, DC 20004-1415

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b) of Rule 485

☑ On May 1, 2015 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ On May 1, 2015 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus for Qualified Variable Deferred Group Annuity Contract Issued by
Horace Mann Life Insurance Company Qualified Group Annuity Separate Account
Flexible Premium Contract for Qualified Retirement Plans

May 1, 2015

This prospectus offers a Variable, qualified group annuity Contract (“Contract”) to qualified retirement plans. The Contract and Certificates issued thereunder (“Certificates”) are issued by Horace Mann Life Insurance Company (“HMLIC”) in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).

Participants may allocate Net Premium and Participant Account Value to the Fixed Account or to the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (“Separate Account”) that invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The retirement plan sponsor has the right to limit the number of funds available in its plan and may choose to exclude some of the following Underlying Funds. The Underlying Funds are:

Lifecycle/Target Date Funds

Fidelity VIP Freedom 2015 SC2

Fidelity VIP Freedom 2025 SC2

Fidelity VIP Freedom 2035 SC2

Fidelity VIP Freedom 2045 SC2

Wilshire Variable Insurance Trust 2015 ETF
Fund(4)

Wilshire Variable Insurance Trust 2025 ETF
Fund(4)

Wilshire Variable Insurance Trust 2035 ETF
Fund(4)

Asset Allocation Funds

Fidelity VIP FundsManager 20% SC2

Fidelity VIP FundsManager 50% SC2

Fidelity VIP FundsManager 60% SC2

Fidelity VIP FundsManager 70% SC2

Fidelity VIP FundsManager 85% SC2

Ibbotson Conservative ETF Asset Allocation Portfolio

(Class II)(4)

Ibbotson Income and Growth ETF Asset Allocation
Portfolio (Class II)(4)

Ibbotson Balanced ETF Asset Allocation Portfolio
(Class II)(4)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)(4)

Ibbotson Aggressive Growth ETF Asset Allocation
Portfolio (Class II)(4)

Large Company Stock Funds

Large Value

American Funds IS Blue Chip Income and Growth Fund

Davis Value Portfolio(4)

T. Rowe Price Equity Income Portfolio VIP II(4)

Wilshire Large Company Value Portfolio
(Investment Class)(4)

Large Core

Fidelity VIP Growth & Income Portfolio SC 2(4)

Fidelity VIP Index 500 Portfolio SC 2

JPMorgan Insurance Trust U.S. Equity Portfolio

Wilshire 5000 Index Fund (Investment Class)(4)

Large Growth

AB VPS Large Cap Growth Portfolio(1)

American Funds IS Growth Fund

Delaware VIP US Growth Series — Service Class(4)

Fidelity VIP Growth Portfolio SC 2(4)

Wilshire Large Company Growth Portfolio
(Investment Class)(4)

Mid-Size Company Stock Funds

Mid Value

AB VPS Small/Mid Cap Value Portfolio(1)

American Century VP Mid Cap Value Class 1(4)

Ariel Fund®(1)

Goldman Sachs VIT Mid Cap Value Fund(4)

MFS Mid Cap Value Portfolio

Mid Core

Calvert VP S&P Mid Cap 400 Index

Fidelity VIP Mid Cap Portfolio SC 2(4)

Rainier Small/Mid Cap Equity Fund(4)

Mid Growth

Delaware VIP Smid Cap Growth Series — Service Class(4)

Putnam VT Multi-Cap Growth Fund (IB Shares)(1)

Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds

Small Value

JPMorgan Small Cap Value

Royce Capital Fund Small-Cap Portfolio(4)

Wilshire Small Company Value Portfolio
(Investment Class)(4)

Small Core

Dreyfus Investment Portfolios: Small Cap Stock Index
Portfolio — Service Shares

Lazard Retirement US Small-Mid Cap Eq Service(4)

Neuberger Berman Genesis Fund — Advisor Class(4)

Small Growth

AB VPS Small Cap Growth Portfolio(2)

Lord Abbett Series Developing Growth Portfolio

International Stock Funds

Developed Markets

Fidelity VIP Overseas Portfolio SC 2

Emerging Markets

American Funds IS New World Fund

Fidelity VIP Emerging Markets SC 2(3)

Real Estate

Delaware VIP REIT Series (Service Class)(4)

Fidelity VIP Real Estate SC2

Bond Funds

Corporate Bond

Fidelity VIP Investment Grade Bond Portfolio SC 2

Global Bond

Templeton Global Bond VIP Fund — Class 4

High Yield Bond

Fidelity VIP High Income Portfolio SC 2(4)

Franklin High Income VIP Fund Class 2

Balanced Fund

American Funds IS Managed Risk Asset Allocation Fund

Wilshire VIT Global Allocation Fund

Money Market

T. Rowe Price Prime Reserve Portfolio

(1)

On and after May 1, 2012, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(2)

On and after February 1, 2013, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(3)

On and after May 1, 2014, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

Fidelity VIP Emerging Markets SC2

(4)

On and after May 1, 2015, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC 2

Wilshire 5000 Index Fund (Investment Class) Portfolio

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

Trademarks used in this document are owned by and used with the permission of the appropriate company.

In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. There may be a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time.

This prospectus sets forth the information an investor should know before purchasing a Contract or a Certificate thereunder and should be kept for future reference. Additional information about the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2015. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to 877-832-3785 or by telephoning 800-999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2015.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OR CERTIFICATES ISSUED THEREUNDER OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The person whose life determines the Annuity Payments made under a Certificate.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Participant Account Value on the Annuity Date, adjusted for any applicable Market Value Adjustment and less any applicable premium tax.

Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Certificate, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Certificate.

Annuity Payments: A series of payments beginning on the Annuity Date.

Annuity Period: The period during which Annuity Payments are made.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Certificate: The document issued to each Participant under a Contract describing the terms of the Contract and the rights and benefits of the Participant.

Certificate Account: An account established to receive a Participant’s Net Premium.

Certificate Account Value: A Certificate Account’s Fixed Account Value plus the Certificate Account’s Variable Account Value.

Certificate Anniversary: The same day and month as a Certificate Date for each succeeding year of a Certificate.

Certificate Date: The date when a Certificate becomes effective. The Certificate Date is shown on the Annuity Data pages of the Certificate.

Certificate Year: A period of twelve months beginning on the Certificate Date or any Certificate Anniversary.

Contract: The group flexible premium deferred Variable annuity contract this prospectus offers. This document describes the terms of the annuity contract, the rights of the Contract Owner and the rights and benefits of the Participants.

Contract Account: An account established to receive Contract Owner Net Premium on behalf of a Participant.

Contract Account Value: A Contract Account’s Fixed Account Value plus the Contract Account’s Variable Account Value.

Contract Owner: The entity identified as the Contract Owner on the Annuity Data pages of a Certificate.

FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of the NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Account: An account established to receive the Net Premium, any applicable premium bonus, and the transfers allocated to the General Fixed Account and any Guarantee Period Account(s). Fixed Account money is invested along with other insurance funds in Our general account.

Fixed Account Value: The dollar value of the Fixed Account under a Certificate before Annuity Payments begin.

Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.

Fixed Net Premium: The Net Premium allocated to the Fixed Account plus any transfers from the Variable Account, less a proportional amount for any withdrawals and transfers from the Fixed Account.

General Fixed Account: A Participant’s portion of an interest-bearing account set up to receive the Net Premium and the transfers allocated to such account under the Participant Account. The General Fixed Account is distinguished from the Guarantee Period Account option(s) of the Fixed Account.

Guarantee Period Account(s): Fixed Account option(s) that may be offered under a Certificate that provide a guaranteed interest rate for a specified period of time (“Guarantee Period”) and to which a Market Value Adjustment may apply.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; 800-999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.

Investment Options: The Fixed Account option(s) and the Underlying Funds in which the Subaccounts invest.

Market Value Adjustment: For any Guarantee Period Account, an increase or decrease in the surrender value or withdrawal value, a transfer amount, or in the amount applied to an annuity option. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of each Guarantee Period.

Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

Net Premium: The premium payments paid to HMLIC under the Contract Account and Certificate Account of a Certificate, less any applicable premium tax.

Participant (You, Your): A person to whom a Certificate showing participation under a Contract has been issued.

Participant Account: An account established for each Participant to receive premium payments made by or on behalf of the Participant.

Participant Account Value: The Contract Account Value plus the Certificate Account Value, before Annuity Payments begin.

Plan: The employer-sponsored retirement plan under which a Certificate is issued, evidenced by a written Plan Document.

Plan Document: A document establishing the terms and benefits of a Plan. We are not a party to such a document.

Premium Year: A period of twelve months beginning on the date each premium payment is received in Our Home Office and on any annual anniversary of that date.

Proof of Participant’s Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.

Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts and the Certificates thereunder: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC Section 401 qualified annuity (“401 Contract”).

Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b).

Required Minimum Distribution: The amount required by the IRS to be withdrawn from Your Certificate after You reach age 70 1/2 or upon Your death.

Separate Account: The Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account, which purchases shares of a corresponding Underlying Fund.

Underlying Funds: Mutual Funds that are listed in this document and are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time on that day. If received at or after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Account: A Participant’s portion of the Separate Account set up to receive Net Premium, any applicable premium bonus and transfers allocated to the Separate Account under the Participant Account.

Variable Account Value: The dollar value of the Variable Account under a Certificate before Annuity Payments begin.

Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.

Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract and the Certificates thereunder. Certain Contract features described in this prospectus may not be available in all states or Plans. More detailed information about the material rights and features under the Contract (and the Certificates thereunder) can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract and the Certificates. Terms and conditions of the Contract and Certificates thereunder may be modified as required by law in the State in which the Contract Owner is located. Such variations are described in the Contract and underlying Certificates and any applicable endorsements and riders. The Participant’s rights will also be subject to any limits imposed by a Plan. The employer has the right to limit the investment options available in its Contract and may negotiate with HMLIC to reduce or waive certain charges in the Contract as well as negotiate the addition or deletion of certain benefits described in this prospectus. Refer to the Contract, Your Certificate and the Plan for the specific details of Your product and Your employer’s Plan. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract and the Certificates. For information regarding the fixed portion, refer to the Contract and Your Certificate.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account?”

The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contract offered by this prospectus?

Employers may purchase the Contract and Participants may purchase Certificates thereunder. The Certificates are designed for individuals seeking long-term tax-deferred accumulation of funds.

The Contract offered by this prospectus is for Qualified Retirement Plans. Purchasing a Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.

The Contract and the Certificates offered thereunder are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract and Certificates may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may invest Your money in up to 24 Investment Options (including the Fixed Account Investment Options) at any one time. The Plan sponsor may limit the Investment Options available in its Plan by electing to exclude certain Investment Options.

(a) Separate Account

Includes Subaccounts, each of which invests in one of the following Underlying Funds:

Lifecycle/Target Date Funds

Fidelity VIP Freedom 2015 SC2

Fidelity VIP Freedom 2025 SC2

Fidelity VIP Freedom 2035 SC2

Fidelity VIP Freedom 2045 SC2

Wilshire Variable Insurance Trust 2015 ETF
Fund(4)

Wilshire Variable Insurance Trust 2025 ETF
Fund(4)

Wilshire Variable Insurance Trust 2035 ETF
Fund(4)

Asset Allocation Funds

Fidelity VIP FundsManager 20% SC2

Fidelity VIP FundsManager 60% SC2

Fidelity VIP FundsManager 50% SC2

Fidelity VIP FundsManager 70% SC2

Fidelity VIP FundsManager 85% SC2

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)(4)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)(4)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)(4)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)(4)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)(4)

Large Company Stock Funds

Large Value

American Funds IS Blue Chip Income and Growth Fund

Davis Value Portfolio(4)

T. Rowe Price Equity Income Portfolio VIP II(4)

Wilshire Large Company Value Portfolio (Investment Class)(4)

Large Core

Fidelity VIP Growth & Income Portfolio SC 2(4)

Fidelity VIP Index 500 Portfolio SC 2

JPMorgan Insurance Trust U.S. Equity Portfolio

Wilshire 5000 Index Fund (Investment Class)(4)

Large Growth

AB VPS Large Cap Growth Portfolio(1)

American Funds IS Growth Fund

Delaware VIP US Growth Series — Service Class(4)

Fidelity VIP Growth Portfolio SC 2(4)

Wilshire Large Company Growth Portfolio (Investment Class)(4)

Mid-Size Company Stock Funds

Mid Value

AB VPS Small/Mid Cap Value Portfolio(1)

American Century VP Mid Cap Value Class 1(4)

Ariel Fund®(1)

Goldman Sachs VIT Mid Cap Value Fund(4)

MFS Mid Cap Value Portfolio

Mid Core

Calvert VP S&P Mid Cap 400 Index

Fidelity VIP Mid Cap Portfolio SC 2(4)

Rainier Small/Mid Cap Equity Fund(4)

Mid Growth

Delaware VIP Smid Cap Growth Series — Service Class(4)

Putnam VT Multi-Cap Growth Fund (IB Shares)(1)

Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds

Small Value

JPMorgan Small Cap Value

Royce Capital Fund Small-Cap Portfolio(4)

Wilshire Small Company Value Portfolio (Investment Class)(4)

Small Core

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares

Lazard Retirement US Small-Mid Cap Eq Service(4)

Neuberger Berman Genesis Fund — Advisor
Class(4)

Small Growth

AB VPS Small Cap Growth Portfolio(2)

Lord Abbett Series Developing Growth Portfolio

International Stock Funds

Developed Markets

Fidelity VIP Overseas Portfolio SC 2

Emerging Markets

American Funds IS New World Fund

Fidelity VIP Emerging Markets SC 2(3)

Real Estate

Delaware VIP REIT Series (Service Class)(4)

Fidelity VIP Real Estate SC2

Bond Funds

Corporate Bond

Fidelity VIP Investment Grade Bond Portfolio SC 2

Global Bond

Templeton Global Bond VIP Fund — Class 4

High Yield Bond

Fidelity VIP High Income Portfolio SC 2(4)

Franklin High Income VIP Fund Class 2

Balanced Fund

American Funds IS Managed Risk Asset Allocation Fund

Wilshire VIT Global Allocation Fund

Money Market

T. Rowe Price Prime Reserve Portfolio

(1)

On and after May 1, 2012, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(2)

On and after February 1, 2013, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(3)

On and after May 1, 2014, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount.

Fidelity VIP Emerging Markets SC2

(4)

On and after May 1, 2015, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC 2

Wilshire 5000 Index Fund (Investment Class) Portfolio

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

(b) Fixed Account — You also may direct Your money to the Fixed Account and receive a guaranteed rate of return. For additional information about the Fixed Account and the Investment Options available thereunder, please see Your Certificate or “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds — The Fixed Account.”

When can I transfer between accounts?

At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account, subject to certain restrictions. Transfers from a Guarantee Period Account to the General Fixed Account or to the Variable Account, or between Guarantee Period Accounts, may be subject to a Market Value Adjustment. The dollar cost averaging program allows You to preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract — Transactions — Transfers.”

May I withdraw all or part of my Participant Account Value before the Annuity Date?

Unless restricted by the Internal Revenue Code of 1986, as amended (“IRC”) or Your employer’s Plan, You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to surrender charges as described in “Deductions and Expenses — Surrender Charges” and/or a Market Value Adjustment as described in “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds — The Fixed Account.” You should refer to Your Certificate for Your specific charges. In any Certificate Year, You may withdraw a portion of Your premium payments received for Your Certificate and not assumed to have been previously withdrawn without a surrender charge and/or a Market Value Adjustment. You may have to pay federal income taxes and a penalty tax if You surrender or make a withdrawal from Your Certificate. For complete details see “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

What are the charges or deductions?

The Certificate may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 1% for Certificates issued under Qualified Plans, as defined in this prospectus.

We will deduct a mortality and expense risk fee (M&E Fee) of no greater than 1.25% (annual rate) from the Subaccounts. This fee is computed on a daily basis.

We will deduct an annual maintenance fee from Your Participant Account Value on each Certificate Anniversary; We will deduct a proportionate amount of this fee upon surrender of Your Certificate. This fee may not exceed $36. We will waive this fee if Your Participant Account Value equals or exceeds the Participant Account Value threshold specified in Your employer’s Contract, but the threshold will not exceed $50,000 at the time the fee is assessed. This threshold will be stated in Your Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.

We may deduct a surrender charge on certain surrenders and withdrawals. The surrender charge is a percentage of the premium payments withdrawn or surrendered. In addition, We may apply a Market Value Adjustment for surrenders, withdrawals, transfers and annuitizations from the Fixed Account. For withdrawals from the Variable Account, the surrender charge is deducted from the Participant’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

We may reduce, waive or eliminate one or more of the above referenced charges or deductions for the Contract or Certificates under a particular Plan. We will not, however, reduce, waive, or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person. You should refer to Your Certificate for Your specific charges.

What charges will I pay on an annual basis for optional riders?

The Contract Owner may select any of the optional riders described below for all Participants in its Plan. Alternatively, any optional rider available under a Contract or Certificate that the Contract Owner has not selected for all Participants in its Plan, may be elected by a Participant at the time of Certificate issue. One or more of these optional riders may not be available to all Plans. You should refer to the Contract and enrollment form for the optional riders available to You.

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium — If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest — If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Guaranteed Minimum Death Benefit Rider — Return of Premium — If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

*	If both the Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.

Premium Bonus Rider — This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. The premium bonus will never exceed 5% and will never be paid longer than 5 years. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. There may be a separate charge for this rider.

Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

What are the federal income tax consequences of investing in a Certificate?

Premium payments made on a pre-tax basis through salary reduction (other than designated Roth Contributions) and employer contributions are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Certificate. Certificate benefits will be taxable as ordinary income when received with the exception of benefits attributable to designated Roth premium payments. Earnings attributable to designated Roth premium payments may not be subject to current income tax if certain conditions are met. See “Tax Consequences” for further discussion.

The IRC provides an additional tax (penalty tax) for premature distributions from Qualified Contracts. Values may not be withdrawn from Qualified Contracts, except under certain circumstances. See “Tax Consequences.” These Certificates might not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Certificate and am dissatisfied, may I return it?

You may return the Certificate to HMLIC within 30 days of Your receipt of the Certificate. HMLIC will refund the greater of (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance, or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Certificate, or the terms of the Plan. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Certificate. See “The Contract-Annuity Payment Options”.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments.

Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax, and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Participant reaches age 70 1/2. See “Tax Consequences.”

Fee Tables and Example

The following tables describe the maximum fees and expenses that You may pay when buying, owning and surrendering the Certificate. The first table describes the fees and expenses that You will pay at the time that You buy the Certificate, surrender the Certificate or transfer cash value between Investment Options. State premium taxes may also be deducted. These tables assume that all fees and expenses assessed under the contract are applicable. Actual fees and expenses applicable to Your Certificate will be shown in Your Certificate.

To determine the Certificate You own, look in the bottom left-hand corner of Your Certificate for the form number. This prospectus applies to all HMLIC Certificates with a form number of IC-456 immediately followed by any combination of 3 letters and/or numbers.

Participant Transaction Expenses:(1)

Surrender Charges(2) (as a percentage of premium payments surrendered or withdrawn, if applicable)

Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%

The next table describes the maximum fees and expenses that You will pay periodically during the time that You own the Certificate, not including Underlying Fund fees and expenses.

Periodic Fees and Expenses

Annual Maintenance Fee(3)	$36
Separate Account Annual Expenses (as a percentage of average Variable Account Value)
Mortality and Expense Risk Fees	1.25%
Total Separate Account Annual Expenses	1.25%

Optional Rider Charges (as a percentage of average Participant Account Value)

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium	0.20	%(4)
Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest	0.30	%(4)
Guaranteed Minimum Death Benefit Rider — Return of Premium	0.05%
Premium Bonus Rider	0.50%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2014. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(5)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	2.02%

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Ibbotson Asset Allocation Funds, Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund (“Global Allocation Fund”), each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Ibbotson Asset Allocation Fund, Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset

(1)

Any premium taxes relating to this Certificate may be deducted from the premium or deducted in computing the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Participant’s current place of residence. Premium taxes currently range from 0% to 1% for Certificates issued under Qualified Plans, as defined in this prospectus.

(2)	See Your Certificate for the surrender charge schedule that applies to You. In no event will the surrender charge apply after the 10th Certificate Anniversary.

(3)

We deduct a pro rata portion of this fee upon the surrender of the Certificate. We currently waive the annual maintenance fee if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. If the Participant has multiple deferred annuity contracts or certificates with Us We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.

(4)

If both the Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest are selected, the total annual charge for both riders will not exceed 0.40% (on an annual basis) of Your average Participant Account Value.

(5)

The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those for the year ended December 31, 2014. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “The Contract — Transaction-Market Timing” for a discussion of these fees.

Allocation Fund, or the Global Allocation Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by an Ibbotson Asset Allocation Fund, Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, or Global Allocation Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson Asset Allocation Funds, Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, or the Global Allocation Fund for a presentation of the applicable Acquired Fund fees and expenses.

Example

This Example is intended to help You compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, the annual maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.

The Example assumes that You invest $10,000 at Certificate issue in the Variable Account of the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2014, without reflecting the impact of any Underlying Fund fee or expense waivers, and a surrender charge as described above. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

If You surrender Your Certificate at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,209	$1,934	$2,565	$4,171

If You do NOT surrender or if You annuitize Your Certificate at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$402	$1,216	$2,043	$4,171

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A: Condensed Financial Information” and in the Statement of Additional Information.

Financial statements of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefascimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).

Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The Fixed Account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. Participants must depend on the financial strength of HMLIC for satisfaction of HMLIC’s obligations under the Certificates. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the Fixed Account. HMLIC bears the full investment risk for all amounts contributed to the Fixed Account. HMLIC guarantees that the amounts allocated to the Fixed Account under the Certificates will be credited interest daily at an annual effective interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. The Fixed Account is made up of the General Fixed Account and any Guarantee Period Account(s) selected by the Contract Owner.

The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”). Before the Annuity Date, You may allocate all or a portion of a Net Premium or transfer all or part of Your Participant Account Value into any Guarantee Period Account available under Your Certificate. Each Net Premium allocated to or amount transferred to a Guarantee Period Account will have its own Guarantee Period and interest rate that We will guarantee for the duration of the Guarantee Period. Transfers between Guarantee Period Accounts, and from a Guarantee Period Account to the General Fixed Account or the Variable Account, are subject to restrictions described in the Contract (and the Certificates thereunder). If You transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period, a Market Value Adjustment may apply. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative Market Value Adjustment amount will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The Market Value Adjustment is applied before any applicable surrender charges or other charges are deducted.

The Fixed Account, interests in any Guarantee Period Account, and the Market Value Adjustment, have not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For additional information about the Fixed Account and the operation of the Market Value Adjustment, please see Your Certificate.

The Separate Account

On October 16, 2006 HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Certificate and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Certificate, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Certificate. HMLIC is solely responsible for its obligations under the Certificates. While HMLIC is obligated to make payments under the Certificate, the amounts of Variable Annuity Payments are not guaranteed.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Participant instructions.

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and the adviser to each Underlying Fund. There is no assurance that any of the Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (877) 832-3785, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Financial Services” tab, then “Annuities” and then “Prospectuses Online”. Not all Investment Options may be available to all Plans.

Name	Objective	Investment Type	Adviser
Fidelity VIP Freedom 2015 SC2	High Total Return	Lifecycle/Target date	The Fidelity VIP Freedom 2015 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP Freedom 2025 SC2	High Total Return	Lifecycle/Target date	The Fidelity VIP Freedom 2025 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP Freedom 2035 SC2	High Total Return	Lifecycle/Target date	The Fidelity VIP Freedom 2035 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP Freedom 2045 SC2	High Total Return	Lifecycle/Target date	The Fidelity VIP Freedom 2045 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Wilshire Variable Insurance Trust 2015 ETF Fund(1)(5)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2025 ETF Fund(1)(5)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2035 ETF Fund(1)(5)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP FundsManager 20% SC2	High Current Income	Asset Allocation	The Fidelity VIP FundsManager 20% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP FundsManager 50% SC2	High total return	Asset Allocation	The Fidelity VIP FundsManager 50% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP FundsManager 60% SC2	High total return	Asset Allocation	The Fidelity VIP FundsManager 60% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP FundsManager 70% SC2	High total return	Asset Allocation	The Fidelity VIP FundsManager 70% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP FundsManager 85% SC2	High total return	Asset Allocation	The Fidelity VIP FundsManager 85% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)(1)(5)	Current income/Preservation of capital	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)(1)(5)	Current income/Capital appreciation	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)(1)(5)	Capital appreciation/ Some current Income	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Name	Objective	Investment Type	Adviser
Ibbotson Growth ETF Asset Allocation Portfolio (Class II)(1)(5)	Capital appreciation	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)(1)(5)	Capital appreciation	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

American Funds IS Blue Chip Income and Growth Fund	Current income and Long-term capital appreciation	Large value	The American Funds IS Blue Chip Income and Growth Fund is advised by Capital Research and Management CompanySM.

Davis Value Portfolio(5)	Long-term capital appreciation	Large value	The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II(5)	Long-term capital appreciation	Large value	The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates, Inc.

Wilshire Large Company Value Portfolio (Investment Class)(5)	Long-term capital growth	Large value	The Wilshire Target Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC2(5)	Current income/capital growth	Large core	The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC2	Current income/capital growth	Large core	The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 600 is managed by Goede, a subadvisor to the fund.

JPMorgan Insurance Trust U.S. Equity Portfolio	High total return	Large core	The JPMorgan Insurance Trust U.S. Equity Portfolio is a series of the JPMorgan Insurance Trust and is advised by J.P. Morgan Investment Management Inc.

Wilshire 5000 Index Fund (Investment Class)(5)	Capital growth	Large core	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

AB VPS Large Cap Growth Portfolio(2)	Long-term capital growth	Large growth	The AB Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P.

American Funds IS Growth Fund	Long-term capital growth	Large growth	The American Funds IS Growth Fund is advised by Capital Research and Management CompanySM.

Delaware VIP US Growth Series — Service Class(5)	Long-term capital appreciation	Large growth	The Delaware VIP US Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Name	Objective	Investment Type	Adviser
Fidelity VIP Growth Portfolio SC2(5)	Capital growth	Large growth	The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire Large Company Growth Portfolio (Investment Class)(5)	Long-term capital growth	Large growth	The Wilshire Target Mutual Funds are advised by Wilshire Associates Incorporated.

AB VPS Small/Mid Cap Value Portfolio(2)	Long-term capital growth	Medium value	The AB Variable Products Series Small/Mid Cap Value Portfolio is advised by AllianceBernstein L.P.

American Century VP Mid Cap Value(5)	Long-term capital growth, income	Medium value	The American Century VP Mid Cap Value is advised by American Century Investment Management, Inc.

Ariel Fund®(2)	Long-term capital appreciation	Medium value	Ariel Fund is advised by Ariel Investments, LLC.

Goldman Sachs VIT Mid Cap Value Fund(5)	Long-term capital appreciation	Medium value	The Goldman Sachs VIT Mid Cap Value Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

MFS Mid Cap Value Portfolio	Long-term capital appreciation	Medium value	The MFS Mid Cap Value Portfolio is advised by MFS.

Fidelity VIP Mid Cap Portfolio SC2(5)	Long-term capital growth	Medium core	The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Fund(5)	Long-term capital growth	Medium core	The Rainier Small/Mid Cap Equity Fund is advised by Rainier Investment Management, LLC.

Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Investment Management, Inc. and subadvised by Ameritas Investment Partners, Inc.

Delaware VIP Smid Cap Growth Series — Service Shares(5)	Long-term capital appreciation	Medium growth	The Delaware VIP Smid Cap Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Putnam VT Multi-Cap Growth Fund (IB Shares)(2)	Long-term capital appreciation	Medium growth	Putnam VT Multi-Cap Growth Fund is a series of the Putnam Variable Trust and is advised by Putnam Investment Management LLC.

Wells Fargo Advantage VT Discovery Fund(SM)	Long-term capital appreciation	Medium growth	The Wells Fargo Advantage VT Discovery Fund (SM) is subadvised by Wells Fargo Funds Management, LLC.

JPMorgan Small Cap Value	Long-Term Capital growth	Small Value	The JPMorgan Small Cap Value is advised by J. P. Morgan Investment Management Inc.

Royce Capital Fund Small-Cap Portfolio(5)	Long-term capital growth	Small value	The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associated, LLC.

Wilshire Small Company Value Portfolio (Investment Class)(5)	Long-Term Capital Growth	Small value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Name	Objective	Investment Type	Adviser
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	Long-term capital growth	Small core	Dreyfus Investment Portfolios. Small Cap Stock Index Portfolio is advised by The Dreyfus Corporation.

Lazard Retirement US Small-Mid Cap Eq Service(5)	Long-term capital appreciation	Small core	The Lazard Retirement US Small-Mid Cap Equity Service is advised by Lazard Asset Management LLC.

Neuberger Berman Genesis Fund — Advisor Class(5)	Capital growth	Small core	Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman LLC. Management LLC.

AB VPS Small Cap Growth Portfolio(3)	Long-term capital growth	Small growth	The AB VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Lord Abbett Series Developing Growth Portfolio	Long-term capital growth	Small growth	The Lord Abbett Series Fund — Developing Growth Portfolio is advised by Lord, Abbett & Co. LLC.

American Funds IS New World Fund	Long-term capital appreciation	Emerging markets	The American Funds IS New World Fund is advised by Capital Research and Management CompanySM.

Fidelity VIP Emerging Markets SC2(4)	Capital Appreciation	Emerging markets	The Fidelity VIP Emerging Markets Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Overseas Portfolio SC2	Long-term capital growth	Developed markets	The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Delaware VIP REIT Series (Service Class)(5)	long-term total/Capital appreciation	Real estate	The Delaware VIP REIT Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP Real Estate SC2	Above average income and long term capital growth	Real estate	The Fidelity VIP Real Estate Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP High Income Portfolio SC2(5)	High current income/Capital growth	High Yield Bond	The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Franklin High Income VIP Fund	High current income/Capital growth	High Yield Bond	The Franklin High Income VIP Fund is advised by Franklin Advisers, Inc.

Fidelity VIP Investment Grade Bond Portfolio SC2	Current income	Corporate Bond	The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Templeton Global Bond VIP Fund — Class 4	High current income/preservation of capital	Global Bond	The Templeton Global Bond VIP Fund is advised by Franklin Advisers, Inc.

Name	Objective	Investment Type	Adviser
American Funds IS Managed Risk Asset Allocation Fund(1)	High total return; Long-term capital appreciation; Preservation of capital while seeking to manage volatility and provide downside protection	Balanced	The American Funds IS Managed Risk Asset Allocation Fund is advised by Capital Research and Management CompanySM. Milliman Financial Risk Management LLC is the subadviser with respect to the management of the fund’s managed risk strategies.

Wilshire VIT Global Allocation Fund(1)	Long-term total rate of return; capital appreciation	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

T. Rowe Price Prime Reserve Portfolio	Current income/Preservation of capital	Money Market	The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates, Inc.

(1)

Each of these Underlying Funds is considered a “fund of funds”. This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

(2)

On and after May 1, 2012, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(3)

On and after February 1, 2013, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(4)

On and after May 1, 2014, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount.

Fidelity VIP Emerging Markets SC2

(5)

On and after May 1, 2015, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC 2

Wilshire 5000 Index Fund (Investment Class) Portfolio

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Availability of Options — Some Underlying Funds may not be available through certain Plans or in some states. For example, some Underlying Funds may be unavailable in a particular state due to state law limits on total aggregate charges applicable to investment options offered.

Limit on Number of Subaccounts Selected — HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase or the annuitization phase of Your Certificate.

Selection of Underlying Funds — We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of Participant Account Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. The Plan will determine which Investment Options are available for its Participants. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.

Separate Account Pricing Agreement — Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Payments We Receive — As described above, an Underlying Fund or an investment advisor or a sub-advisor of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all of such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Plan Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of the payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Certificates and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisors or subadvisors (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

In addition, We receive payments from Wilshire Associates Incorporated, as a result of Our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle fund assets, which are paid by all investors in the Lifecycle Funds, including Participants who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts (and the Certificates thereunder), and that We, in the role of intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Contract or the Certificates thereunder. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the Plan under which a Certificate is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that a Participant may cast is based on the number of Accumulation Units or Annuity Units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulations, We may disregard certain Participant voting instructions under certain circumstances.

The Contract

Who owns the money accumulated under the Contract?

Under the Contract, We may establish one or more accounts for You. Generally, We establish a Certificate Account to receive salary reduction and rollover amounts and a Contract Account to receive employer amounts. You have the right to the value of Your Certificate Account and any Contract Account established on Your behalf.

Participants’ Rights

The Contract and the Certificates thereunder will be issued under a Qualified Retirement Plan, as defined in this prospectus, and are subject to certain tax restrictions. See “Tax Consequences.”

For Qualified Contracts, the Participant may be required to forego certain rights granted by the Certificate and should refer to the provisions of his or her Certificate, the provisions of the Plan and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing Plan, or to the rights of any irrevocable beneficiary, the Participant may exercise all privileges of ownership, as defined in the Certificate. These privileges include the right during the period specified in the Certificate to change the beneficiary, and to agree to a modification of the Certificate terms. When multiple Certificate numbers, with the same first nine digits in the Certificate numbers, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Participant completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Certificate issued under a Qualified Retirement Plan is generally prohibited.

Purchasing a Certificate

To purchase a Certificate, You must complete an enrollment form bearing all requested signatures and a suitability form. For 403(b), 457(b) and 401 Plans the employer will purchase the Certificate on behalf of the employee/ Participant, but the Participant will still be required to complete an enrollment form and suitability form.

Enrollment forms are to be sent to Our Home Office. If the appropriate broker-dealer has approved the suitability of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of receipt, and credit Your initial Net Premium to Your Certificate. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form and premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the Participant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the Participant.

Although We do not anticipate delays in Our receipt and processing of enrollment forms or premium payments, We may experience such delays to the extent agents fail to forward enrollment forms and premium payments to Our Home Office on a timely basis.

Canceling the Certificate

You have the right to cancel the Certificate for any reason within 30 days after You receive the Certificate. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.

Premium Payments

Amount and Frequency of Premium Payments — Net Premium allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. Any Net Premium received and considered to be in good form will be credited on the Valuation Date of receipt. We deem receipt to occur on a Valuation Date if We receive premium at Our Home Office before 3:00 p.m. Central Time on that day. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. HMLIC pays a premium bonus under Certificates to which the premium bonus rider is attached. See “Charges for Optional Riders — Premium Bonus Rider”, below. HMLIC limits the maximum cumulative premium to $1 million, without Our prior approval.

The IRC limits the amounts that may be contributed to Qualified Retirement Plans. See “Tax Consequences — Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”

Allocation of Net Premium — When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium among the Investment Options. The amount You direct to a particular Investment Option must be in whole number percentages from 5% to 100% of the Net Premium. If You make additional premium payments, We will allocate the Net Premium in the same manner as Your initial Net Premium unless You change the allocation percentages. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested. The Participant may request a change of allocation at any time.

Accumulation Units and Accumulation Unit Value — Net Premium allocated to the Separate Account is credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, operating expenses of the Underlying Fund and the deduction of certain charges under the Certificate.

Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee and applicable rider charges We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

Good Form — The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.

Transfers — Subject to certain restrictions, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, at any time before the Annuity Date. We reserve the right to limit transfers from the General Fixed Account before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the General Fixed Account meets your investment criteria:

•	No more than 25% of the General Fixed Account value can be transferred to one or more Guarantee Period Accounts or Subaccounts during a 365 day period.
•

If a request to transfer the total General Fixed Account value to one or more Guarantee Period Accounts or Subaccounts is received, the General Fixed Account value will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the year of the final transfer.

Transfers from the Guarantee Period Accounts may be subject to a Market Value Adjustment. See Your Certificate for details.

We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund. We reserve the right to terminate the transfer privilege at any time for all Participants. We also reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.

You may transfer value from one existing Investment Option into other Investment Options. We reserve the right to limit the number of Investment Options You can choose to transfer into. The minimum amount that can be transferred is $100 or the entire dollar value of the Investment Option, whichever is less. A transfer may not leave an Investment Option with a balance of less than $100.

A Participant may elect to transfer funds between Subaccounts and the Fixed Account by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after May 1, 2012, no new transfers have been allowed to the following Subaccounts:

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new transfers have been allowed to the following Subaccount:

AB VPS Small Cap Growth Portfolio

On and after May 1, 2014, no new transfers have been allowed to the following Subaccount:

Fidelity VIP Emerging Markets SC2

On and after May 1, 2015, no new transfers are allowed to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC 2

Wilshire 5000 Index Fund (Investment Class) Portfolio

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.

The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each month until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657 Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.

Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Participant’s name and Certificate number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.

On and after May 1, 2012, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new dollar cost averaging programs have been allowed to start to the following Subaccount, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging programs:

AB VPS Small Cap Growth Portfolio

On and after May 1, 2014, no new dollar cost averaging programs have been allowed to start to the following Subaccount, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Emerging Markets SC2

On and after May 1, 2015, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing dollar cost averaging programs:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC 2

Wilshire 5000 Index Fund (Investment Class) Portfolio

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

Rebalancing — Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Participant Account Value either once or on a periodic basis.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. The minimum percentage that may be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program.

HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.

Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Participant Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Participant Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.

All requests must identify the Participant’s name and Certificate number, specify the Investment Options and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.

On and after May 1, 2012, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new rebalancing programs have been allowed to start to the following Subaccount, and allocations to the following Subaccount cannot increase under existing rebalancing programs:

AB VPS Small Cap Growth Portfolio

On and after May 1, 2014, no new rebalancing programs have been allowed to start to the following Subaccount, and allocations to the following Subaccount cannot increase under existing rebalancing programs:

Fidelity VIP Emerging Markets SC2

On and after May 1, 2015, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC 2

Wilshire 5000 Index Fund (Investment Class) Portfolio

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

Changes to Premium Allocations — A Participant may elect to change the allocation of future Net Premium at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for each Investment Option (in whole percentages). Allocations made to the Investment Options must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Investment Option in any given Certificate Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless You specify a later date. See “Other Information — Forms Availability.”

On and after May 1, 2012, Participants have not been allowed to begin or increase allocations to the following Subaccounts:

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, Participants have not been allowed to begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

On and after May 1, 2014, Participants have not been allowed to begin or increase allocations to the following Subaccount:

Fidelity VIP Emerging Markets SC 2

On and after May 1, 2015, Participants are not allowed to begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC 2

Wilshire 5000 Index Fund (Investment Class) Portfolio

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

Market Timing — The Certificates and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Participants and their Certificate performance, more specifically.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Participants. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all Participants of Contracts offered under this prospectus.

We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Certificate to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.

If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Participants may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Participant Account Value may only be withdrawn from Qualified Contracts under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.

The surrender or partial withdrawal of Variable Account Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office unless a future date is requested. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include penalty taxes resulting from premature distribution. (See “Tax Consequences.”)

A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Participant and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $250,000, We will confirm receipt of the request with the Participant. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Participant. See “Tax Consequences” and “Other Information — Forms Availability.” Additional forms or requirements may be imposed by the employer.

Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release your distribution until the full 15 days following the address change has passed.

We may apply a surrender charge based on the Premium Year of each premium payment. We make withdrawals from Your Participant Account Value in the following order:

1.	from the premium payment paid on a first in first out basis; then

2.	from Variable Account earnings, any Fixed Account interest and any premium bonuses paid.

Premium bonuses (if applicable) and any earnings thereon are treated as earnings under a Certificate for purposes of the surrender charge. We do not assess a surrender charge on Certificate earnings.

If a withdrawal or surrender is taken from a Guarantee Period Account, a Market Value Adjustment may also be applied. See Your Certificate for specific details.

Under conditions set forth in the Contract (and Your Certificate), We may waive any applicable surrender charges and any Market Value Adjustment on withdrawals or surrenders of cumulative amounts of premium payments received for Your Certificate and not assumed to have been withdrawn previously. When a withdrawal occurs for which surrender charges are waived, no premium payment is assumed to have been withdrawn. Once a premium payment is assumed to be withdrawn for surrender charge purposes, it will not be assumed to be withdrawn for any subsequent withdrawal or surrender. Surrender charges on all premium payments cease on the Certificate Anniversary stated in Your Certificate. See Your Certificate for the specific details.

The applicable surrender charge will be deducted from the amount withdrawn and the balance will be paid to You. For example, given a single premium payment of $10,000 to the Variable Account and a 5% surrender charge, a request to withdraw $3,000 will result in a surrender charge of $3,000 × 5% = $150, which will be deducted from the withdrawal and the balance of

$2,850 would be paid to You. Withdrawals are assumed to be from premium first, so the entire withdrawal would be assumed to be from the premium. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,158 from Your account raising the surrender charge to $3,158 × 5% = $158 with the balance of $3,000 paid to You.

The surrender charge is assessed on the basis of the premium payments surrendered or withdrawn and will never exceed 9% of Your total Net Premium during the lifetime of the Certificate as required by SEC regulations, because the maximum surrender charge as determined by HMLIC is guaranteed not to exceed 8%.

If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.

If You request a withdrawal for hardship purposes from Your 403(b) Certificate or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to this and all other retirement plans of Your employer for six months (or an additional period of time as may be provided in Your employer’s Plan). You should consult with Your Plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions. If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract — Transactions — Contract Discontinuance Provision.”

Systematic Withdrawals — You may select systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. HMLIC may restrict some Investment Options from being available for this program. Any applicable surrender charges and Market Value Adjustment will apply. Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Certificates with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:

•	Required minimum distribution — Allows You to receive Your Required Minimum Distribution periodically throughout the calendar year.
•

Free out only — Allows You to receive Your Certificate free out amount in periodic payments through the year. Your Certificate free out is the amount You are allowed to withdraw each year without incurring any Certificate charges or Market Value Adjustments.

•	Interest only — Allows You to receive the interest earned in the Fixed Account under Your Certificate in periodic payments through the year.
•	Fixed amount — Allows You to receive a specified amount in periodic payments.
•	Percent of account value — Allows You to withdraw a percentage of the Participant Account Value in periodic payments.
•	Substantially equal periodic payments — Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty prior to age 59 1/2.

A Participant eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Participant may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Certificate is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Participant Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission (“SEC”); (2) any period when the SEC determines that an emergency exists that makes it not reasonably practical to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account. In addition, if pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the Portfolio until the Portfolio is liquidated.

We reserve the right to defer payment of amounts from the Fixed Account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which the Contract Owner is located. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant’s Account to governmental regulators.

If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract — Transactions — Contract Discontinuance Provision.”

Confirmations — HMLIC mails written confirmations of premium payments and systematic withdrawals to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.

If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P. O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).

Contract Discontinuance Provision — This provision will apply to Your Certificate only if the related Contract has no surrender charges and a Contract discontinuance endorsement is attached to Your Certificate. Under that endorsement, if the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance (the “General Fixed Account Value”) in four equal installments, plus any interest due, annually over a period of four years. No more than 25% of the General Fixed Account Value will be paid in any year prior to the year of the final payment. The first installment of General Fixed Account Value (plus any interest due), plus any Variable Account Value and any dollar value in any Guarantee Period Account, will be paid as directed by the Contract Owner within seven days after We receive such directions, in good form, from the Contract Owner. The remaining installments of General Fixed Account Value, plus interest due, will be paid annually thereafter.

Deductions and Expenses

We make certain charges and deductions under the Certificates. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Certificate may result in a profit to Us.

Services and Benefits We Provide:

•	the death benefit, and cash benefits under the Certificates
•	Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners and Participants
•	Annuity Payment options

Costs and Expenses We Incur:

•	costs associated with processing applications and enrollment forms and with issuing and administering the Contracts and Certificates

•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts and the Certificates thereunder
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium, and other taxes and fees
•	costs associated with acting as an approved investment provider in an employer’s plan such as recordkeeping fees or administration fees (for example, third party administrator fee)

Risks We Assume:

•	that the costs of providing the services and benefits under the Contracts and Certificates exceed the charges We deduct

Waiver, Reduction or Elimination of Deductions and Expenses — We may reduce, waive or eliminate any of the deductions or expenses for the Contract and Certificates under a particular employer’s Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:

•	The number of Participants under the Plan;
•	The type and nature of the group to which a Contract is issued;
•	The expected level of assets and/or cash flow under the Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Plan;
•	The Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Certificates;
•	Our assessment of the financial risk to Us relating to withdrawals;
•	Whether the Contract results from the exchange of another contract issued by Us to the sponsor of the Plan; and
•	Features of the Plan.

We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.

We may also apply different deduction and expense provisions in Contracts issued to certain employer groups or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting deduction or expense uniformly to all employees in the group.

All charges, deductions and expenses applicable to Your Certificate will be stated in Your Certificate.

Premium Taxes — Certain state and local governments levy a premium tax, currently between 0% and 1%. We may deduct any premium taxes relating to the Certificates from the premium or from the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Participant’s current place of residence.

Surrender Charges — If You make a withdrawal or surrender under the Certificate, HMLIC will assess a charge to compensate Us for the cost of selling the Certificate.

The surrender charge will never be greater than the schedule below:

Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%

In no event will the surrender charge apply after the 10th Certificate Anniversary.

The “premium year” is the period of time from the date the premium was paid. The following example illustrates how the surrender charge is applied.

Assume that the surrender charge is as shown in the schedule above. You surrender Your Certificate in the last month of the seventh year of the Certificate. Any premium received in the first year of the Certificate would not be subject to a surrender charge but any premium received in the first month of the third year of the Certificate would be subject to a 5% surrender charge. If You surrender Your Certificate at any time after the 10th year of the Certificate, no surrender charge would apply to any premium.

Withdrawals may not be made from Qualified Contracts, except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, a Participant may surrender the Certificate in whole or withdraw a portion of the Participant Account Value for cash before Annuity Payments begin.

In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Certificate for further details. For further information regarding surrender or withdrawals see “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

Annual Maintenance Fee — We will deduct an annual maintenance fee of no more than $36 from each Certificate on each Certificate Anniversary. This fee will be waived if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of a Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.

The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Certificates. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Certificates.

Mortality and Expense Risk Fee (“M&E Fee”) — For assuming mortality and expense risk, We apply an asset charge to the Subaccounts for the life of the Certificate. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

If this charge, combined with any other charges under the Group Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.

Charges for Optional Riders

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium — If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest — If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Guaranteed Minimum Death Benefit Rider — Return of Premium — If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

*	If both the Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.

Premium Bonus Rider — This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. Where the rider is included or offered, the premium bonus may be any percentage between 0% and 5% and will never be paid longer than 5 years. There may be a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Operating Expenses of the Underlying Funds — The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.

Death Benefits

Death Benefit Proceeds

If a Participant dies before the Annuity Date and while the Certificate is in force, We will pay a death benefit to the beneficiary/beneficiaries designated by the Participant. The death benefit ends at the Annuity Date. When multiple Certificate numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. The death benefit is determined for each beneficiary as of the date Proof of the Participant’s Death is received by HMLIC from such beneficiary. Proof of Participant’s Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.

If, pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any death benefit from the Portfolio until the Portfolio is liquidated.

The beneficiary will receive the greatest of:

1.	the Participant Account Value; or

2.	the death benefit provided in any rider attached to the Certificate.

At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

Every state has unclaimed property laws which generally declare annuity Certificates to be abandoned after a period of inactivity of 3 to 5 years from the Certificate’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Participant last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Certificate proceeds if the beneficiary or owner of the property presents a claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.

Guaranteed Minimum Death Benefit Riders — The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits described below. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.

Guaranteed Minimum Death Benefit — Return of Premium

Death Benefit under this rider — Prior to the Annuity Date, the death benefit is equal to the greatest of:

1.	the Participant Account Value; or

2.	the death benefit provided in any other rider attached to the Certificate; or

3.	the Return of Premium Death Benefit described in this rider.

Return of Premium Death Benefit — On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.

An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. (The Loan Reserve Account Value is the amount equal to the sum of the outstanding loan principal plus any interest credited to the loan reserve account. The loan reserve account is an interest bearing account established when a loan is made.)

The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.

We will calculate the Death Benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office.

Rider charge — Any charge for this rider is guaranteed not to increase after the rider has been issued.

We will deduct any charge for this rider from Your Variable Account Value.

Rider termination — This rider cannot be terminated by the Contract Owner or the Participant after the Certificate Date. This rider terminates upon the earliest of:

a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or

b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or

c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.

Guaranteed Minimum Death Benefit — Step-up with Return of Premium

Death Benefit under this rider — Before the Annuity Date, the death benefit is equal to the greatest of:

1.	the Participant Account Value; or

2.	the death benefit provided in any other rider attached to the Certificate; or

3.	the Return of Premium Death Benefit described in this rider; or

4.	the Step-Up Death Benefit described in this rider.

We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. See Appendix B for an example of the calculation of this death benefit.

Return of Premium Death Benefit — On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.

An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal.

The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.

Step-Up Death Benefit — The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.

We calculate the Step-Up Anniversary Value for every Certificate Anniversary before the Participant’s attainment of age 81, including the Certificate Anniversary immediately following the Participant’s attainment of age 80 or when We receive Proof of Participant’s Death, whichever is earlier.

The Step-Up Anniversary Value for a given Certificate Anniversary is equal to the sum of the Participant Account Value and any Loan Reserve Account Value as of that Certificate Anniversary increased by any subsequent Net Premium received and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time We receive at Our Home Office Proof of Participant’s Death.

Rider charge — Any charge for this rider is guaranteed not to increase after this rider has been issued.

We will deduct any charge for this rider from Your Variable Account Value.

Rider restrictions — We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.

Termination of this rider — This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:

a.	when the Participant applies the Annuitized Value to an Annuity Payment option under the Certificate; or

b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or

c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.

Guaranteed Minimum Death Benefit — Return of Premium with Interest

Death benefit under this rider — Before the Annuity Date, the death benefit is equal to the greatest of:

1.	the Participant Account Value; or

2.	the death benefit provided in any other rider attached to the Certificate; or

3.	the Return of Premium with Interest Death Benefit described in this rider.

Return of Premium with Interest Death Benefit — On the Certificate Date, the Return of Premium with Interest Death Benefit is equal to the initial Net Premium received. The Return of Premium with Interest Death Benefit is increased by any subsequent Net Premium received, decreased by an adjustment for any withdrawals, and is accumulated at the following interest rates:

1.	5 percent prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.

2.	0 percent thereafter.

An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium with Interest Death Benefit immediately before the withdrawal.

We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. We also will adjust the Return of Premium with Interest Death Benefit by any outstanding loan balance at that time. See “Appendix B — Guaranteed Minimum Death Benefit Examples” for an example of the calculation of this death benefit.

Maximum Return of Premium with Interest Death Benefit value — The amount of the Return of Premium with Interest Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the Valuation Date We receive Proof of Participant’s Death.

Rider charge — Any charge for this rider is guaranteed not to increase after the rider has been issued.

We will deduct any charge for this rider from Your Variable Account Value.

Rider restrictions — We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.

Termination of this rider — This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:

a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or

b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or

c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.

Annuity Payments

Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 70 1/2. (See “Tax Consequences — Taxation of Annuity Benefits.”)

The Participant may elect to have a portion of the Certificate Account Value applied to purchase Annuity Payments, leaving the remainder of the Certificate Account Value in the Certificate. The portion applied to purchase Annuity Payments may be subject to income tax and an additional 10% penalty tax. The portion of the Certificate Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.

The Certificate provides for fixed or Variable Annuity Payment options or a combination of both. The Participant may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office.

We will process the request so that the Fixed Annuity Payments begin as of the date requested except for the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the General Fixed Account on the Valuation Date Your request in good form is received in Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form in Our Home Office. Your Net Premium allocation(s) will be changed to the Fixed Account or Variable Account, depending on the type of Annuity Payment option elected. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to have federal and state income taxes withheld. (See “Other Information — Forms Availability” and “Tax Consequences.”)

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Participant Account Value may be paid in a lump sum.

Certain of the Annuity Payment options available under a Certificate can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.

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If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4%, or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.

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The Cash Refund at Death option pays to the beneficiary, upon Your death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon Your death, continue Annuity Payments to the payee until total Annuity Payments made equal the Annuitized Value.

The death benefit ends upon full annuitization of the Certificate.

Annuity Payment Options

The following Annuity Payment options are available on a Variable basis unless otherwise stated.

Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years — Annuity Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Participant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Participant lives, or until all guaranteed payments have been made, whichever is later. Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Participant’s death occurs before the due date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years on a fixed payment basis, You may elect an Increase option.

Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the beneficiary(ies) as scheduled.

After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.

Payments for a Specified Period — Annuity Payments are made to the Participant beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the 10th Certificate Anniversary. This option is available on a fixed payment basis only.

Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled.

You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.

If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender charges and/or a Market Value Adjustment may apply. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Certificate will terminate. Thereafter, HMLIC will be free of any liability for the terminated Certificate.

Joint and Survivor Annuity — Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2/3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Participant dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option.

Other Payout Options — If the Participant does not wish to elect one or more of the Annuity Payment options described above, the Participant may:

a.	receive the proceeds in a lump sum less any applicable surrender charges and adjusted by any Market Value Adjustment, or

b.	leave the Certificate with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9), see “Taxation of Qualified Contracts — Required Minimum Distributions,” or

c.	elect any other payout option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Participant instructs. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.

Fixed Annuity Payments — Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Certificate (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) and sex of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option other than the 100% option is chosen; in those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of each monthly Annuity Payment following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

Annuity Unit Value — The Annuity Unit Value for each Subaccount was initially established at $10.00.

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The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

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If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Not all Subaccount(s) may be available for Annuity Payments.

Misstatement of Age or Sex

If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Participant if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Certificate. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.

Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or Participant or a prospective Contract Owner or Participant should consult a qualified and competent tax advisor before taking any action that could have tax consequences.

In addition, a Contract Owner or Participant or a prospective Contract Owner or Participant considering purchase of an annuity contract/certificate for a qualified retirement plan should understand that purchasing the Contract/Certificate as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Tax Treatment of the Company and Status of the Contracts/Certificates

Separate Account — The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.

Diversification Requirements — The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts/Certificates to be treated as annuity contracts for federal income tax purposes.

Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Participant will not pay federal income tax on the investment income and capital gains under a Certificate until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.

Contract Owner Control — In certain circumstances, owners of variable annuity contracts/certificates have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts/certificates because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract/certificate owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts/Certificates, such as the flexibility of a Participant to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts/Certificates do not give the Participants investment control over Separate Account assets, We reserve the right to modify the Contracts/Certificates as necessary to prevent a Participant from being treated as the owner of the Separate Account assets supporting the Contract/Certificate.

Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.

General Federal Income Tax Provisions

Premature Distribution Tax — In the case of a distribution from a Certificate, there may be imposed an additional tax (penalty tax) equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the Participant reaches age 59 1/2;
•	made on or after the death of a Participant;
•	attributable to the Participant becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Participant.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.

Death Benefits — Amounts may be distributed from a Certificate because of the death of the Participant. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Certificate, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Certificate, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule, and if You are considering purchasing a Certificate on behalf of a corporation, trust, or other entity that is not a natural person, You should discuss the tax consequences with a competent tax advisor.

Contract/Certificate Transactions — A transfer or assignment of ownership of a Certificate, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Certificate may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Qualified Contract is generally prohibited. A Participant contemplating any such transaction should consult a tax advisor as to the tax consequences.

Withholding — Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.

For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Same-Sex Marriage — Current federal tax law recognizes individuals of the same sex as lawfully married if such marriage was validly entered into in a state whose laws authorize the marriage of two individuals of the same sex. Federal tax law does not recognize domestic partnerships, civil unions or other similar formalized relationships at this time. The right of a spouse to continue a Certificate and all Certificate provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. Consequently, a prospective or current Participant who has entered into or is contemplating a domestic partnership or civil union should be aware that the rights of a spouse under the spousal continuation provisions of a Certificate may not be available to such partner.

Taxation of Qualified Contracts

Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract/Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract/Certificate.

Contributions — Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by Your employer. The exception to this is the amount of salary reductions designated as a Roth contribution (discussed below). These contributions are subject to income tax in the year they were made. Investment earnings credited to the Participant’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a designated Roth account may not be subject to income tax if certain conditions are met.

Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Participant can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Participant’s income in the year they were made and subject to all wage withholding requirements.

Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.

A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts that are eligible for distribution to be converted to Designated Roth accounts. In addition, plans may also allow conversion of amounts that are not eligible for distribution. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax.

Withdrawals — If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Participant has an “investment in the contract.” The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Certificate already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.

For withdrawals from Designated Roth accounts in a 403(b), 457(b), or 401(k), Contract/Certificate if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b), or 401(k) Contract/Certificate is considered qualified if it is made more than five years after establishment of the account and made on or after the Participant attains age 59 1/2, dies or becomes disabled.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b), and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), the terms of the loan require substantially level payments over the term of the loan, the loan amount does not exceed $50,000 or 50% of the value of the Certificate if less, and the terms of the loan are evidenced by a legally enforceable agreement.

Annuity Payments — Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Participant has an investment in the contract. If the Participant has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).

Annuity Payments from Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract/Certificate will not be subject to income tax if they are qualified distributions as defined above.

Rollovers — A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract/certificate. For Section 403(b), 457(b) and 401 Contracts/Certificates only amounts eligible for distribution can be rolled over.

Beginning in 2015 only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.

Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan or a Section 401(k) plan, or to a Roth IRA.

Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.

Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.

Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

Transfers and Exchanges — For Qualified Contracts with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.

For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Participant reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to conversions of eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion.

Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made: 1) after 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions, and/or deferrals, and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001.

Required Minimum Distributions — The Participant of a Qualified Contract is generally required to take certain required minimum distributions during the Participant’s life, and the beneficiary designated by the Participant is required to take the balance of the Certificate value within certain specified periods following the Participant’s death.

The Participant must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the required minimum distribution depends upon the Certificate value and the applicable life expectancy. The required beginning date for Section 403(b) plans, Section 457(b) plans, and 401 plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2 or retires.

Upon the death of the Participant, the beneficiary must take distributions under one of the following two rules:

1.	If the Participant dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as under the method of distribution in effect as of the Participant’s date of death.

2.

If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 70 1/2. If the Certificate value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Participant’s death. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an “inherited IRA”.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Participant is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans

All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, Qualified Retirement Plans may impose restrictions on distributions other than those provided by the IRC.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract/Certificate is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $18,000 for 2015 or 100% of income. A special catch-up contribution is available to certain Participants who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,000 for 2015, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations. If permitted by Your Plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Participant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Certificate as of December 31, 1988. Section 403(b) annuity Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $18,000 for 2015 or 100% of includable compensation. Additional catch-up amounts, up to $6,000 for 2015, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed. Distributions are not generally allowed until the Participant reaches age 70 1/2 except for severance from employment, an unforeseeable emergency, or severe financial hardship. Section 457(b) annuity certificate accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts/certificates are subject to the required minimum distribution rules.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts/certificates to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $18,000 for 2015 or 100% of includable compensation. Additional catch-up amounts, up to $6,000 for 2015 may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if you are age 50 or older are indexed for inflation in future years. If permitted by Your Plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. Section 401 annuity Contract/Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 401 annuities are subject to the required minimum distribution rules.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract/Certificate, purchasers of annuity contracts/certificates should keep in mind that the value of an annuity contract/certificate owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract/certificate, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.

Gift and Generation-skipping Transfer Tax

The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract/certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract/Certificate, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract/ certificate purchasers who/that are U.S. citizens or residents. Annuity contract/certificate purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract/certificate purchaser’s country of citizenship or residence. Prospective annuity contract/certificate purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract/certificate purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract/Certificate could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract/Certificate.

We have the right to modify the Contract/Certificate in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Contract/Certificate and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Certificates are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Certificates may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 6.00% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions through the fees and charges collected under the Certificates and other corporate revenue.

Association Relationships — HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;

•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and

•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Certificates.

Modification of the Contract and Certificates — The Contract and Certificates provide that they may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract and Certificates.

Registration Statement — A registration statement of which this prospectus is a part, has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract and the Certificates thereunder.

Communications to Participants — To ensure receipt of communications, Participants must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com.

HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the value of the Certificate to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.

Participant Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

Forms Availability — Specific forms are available from HMLIC to aid the Participant in effecting many transactions allowed under the Certificate. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents for the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (877) 832-3785, or telephone (800) 999-1030 (toll-free) to request a copy.

Horace Mann Life Insurance Company

P.O. Box 4657

Springfield, Illinois 62708-4657

Please provide free of charge the following information:

             Statement of Additional Information dated May 1, 2015 for the Separate Account

Please mail the above document to:

(Name)

(Address)

(City/State/Zip)

Appendix A: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.

The Separate Account was established in 2006 but not funded until January 2, 2008. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. An Accumulation Unit Value is the unit We use to calculate the value of Your interest in a Subaccount. The Goldman Sachs VIT Mid Cap Value Fund, Calvert VP S&P MidCap 400 Index, Lazard Retirement US Small-Mid Cap Eq, Fidelity VIP Emerging Markets SC2 and Templeton Global Bond VIP Fund were added to the Separate Account on May 1, 2010. The Ibbotson Conservative ETF Asset Allocation Portfolio (Class II), Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II), Ibbotson Balanced ETF Asset Allocation Portfolio (Class II), Ibbotson Growth ETF Asset Allocation Portfolio (Class II) and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II) were added to the Separate Account on October 1, 2011. The Delaware VIP US Growth Series-Service Class and American Century VP Mid Cap Value Portfolio were added to the Separate Account on May 1, 2012. The Lord Abbett Series Developing Growth Portfolio was added to the Separate Account on May 1, 2013. The JPMorgan Insurance Trust U.S. Equity Portfolio, American Funds IS New World Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS Growth Fund and American Funds IS Blue Chip Income and Growth Fund were added to the Separate Account on May 1, 2014. The MFS Mid Cap Value Portfolio, Franklin High Income VIP Fund, Fidelity VIP Real Estate SC2, JPMorgan Small Cap Value, Fidelity VIP Freedom 2015 SC2, Fidelity VIP Freedom 2025 SC2, Fidelity VIP Freedom 2035 SC2, Fidelity VIP Freedom 2045 SC2, Fidelity VIP FundsManager 20% SC2, Fidelity VIP FundsManager 50% SC2, Fidelity VIP FundsManager 60% SC2, Fidelity VIP FundsManager 70% SC2, and Fidelity VIP FundsManager 85% SC2 were added to the Separate Account on May 1, 2015 and therefore no information is shown for these funds in the following schedule. All other Underlying Funds not specified above were added to the Separate Account on January 2, 2008. On September 19 , 2014 the Wilshire VIT Equity Fund, Wilshire VIT Income Fund, Wilshire VIT Small Cap Growth Fund, Wilshire VIT Socially Responsible Fund and the Wilshire VIT International Equity Fund merged with the Wilshire VIT Balanced Fund which was then renamed the Wilshire VIT Global Allocation Fund.

The tables below show two sets of Accumulation Unit Values that reflect the highest and lowest levels of annual expenses available under the Contracts as of the date of this prospectus. The information for all other Accumulation Unit Values is in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by writing to Us at P.O. Box 4657, Springfield, Illinois 62708-4657, calling Us at (800) 999-1030, or faxing Us at (877) 832-3785.

1.25 M&E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AB VPS Large Cap Growth Portfolio(1)	12/31/2014	$38.97		$43.82	175
	12/31/2013	28.80		38.97	175
	12/31/2012	24.98		28.80	175
	12/31/2011	26.27		24.98	182
	12/31/2010	24.17		26.27	159
	12/31/2009	17.77		24.17	7
	12/31/2008	29.59	*	17.77	7

AB VPS Small/Mid Cap Value Portfolio(1)	12/31/2014	$27.77		$30.13	1
	12/31/2013	20.17		27.77	2
	12/31/2012	17.06		20.17	1
	12/31/2011	18.93		17.06	18
	12/31/2010	15.20		18.93	12
	12/31/2009	10.79		15.20	12
	12/31/2008	16.76	*	10.79	12

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AB VPS Small Cap Growth Portfolio(2)	12/31/2014	$25.77		$24.93	249
	12/31/2013	17.95		25.77	250
	12/31/2012	15.84		17.95	249
	12/31/2011	15.38		15.84	263
	12/31/2010	11.41		15.38	256
	12/31/2009	8.14		11.41	13
	12/31/2008	14.95	*	8.14	13

American Century VP Mid Cap Value Portfolio(4)	12/31/2014	$19.12		$21.99	7
	12/31/2013	14.77		19.12	7
	12/31/2012	13.94		14.77	7

American Funds IS Blue Chip Income and Growth Fund	12/31/2014	$13.62	*	$15.06	9

American Funds IS Growth Fund	12/31/2014	$78.04	*	$84.39	2

American Funds IS Managed Risk Asset Allocation Fund	12/31/2014	$11.93	*	$12.24	11

American Funds IS New World Fund	12/31/2014	$24.81	*	$22.89	5

Ariel Fund®(1)	12/31/2014	$70.05		$76.77	99
	12/31/2013	49.01		70.05	99
	12/31/2012	41.23		49.01	98
	12/31/2011	47.08		41.23	105
	12/31/2010	38.00		47.08	92
	12/31/2009	23.48		38.00	4
	12/31/2008	45.64	*	23.48	4

Calvert VP S&P Mid Cap 400 Index	12/31/2014	$101.40		$109.02	2
	12/31/2013	77.68		101.40	2
	12/31/2012	66.78		77.68	2
	12/31/2011	68.85		66.78	4
	12/31/2010	63.50	*	68.85	2

Davis Value Portfolio(4)	12/31/2014	$17.11		$17.92	66
	12/31/2013	12.98		17.11	144
	12/31/2012	11.62		12.98	145
	12/31/2011	12.27		11.62	114
	12/31/2010	11.06		12.27	39
	12/31/2009	8.52		11.06	14
	12/31/2008	14.28	*	8.52	14

Delaware VIP REIT Series (Service Class)(4)	12/31/2014	$12.73		$16.24	472
	12/31/2013	12.65		12.73	629
	12/31/2012	10.98		12.65	603
	12/31/2011	10.05		10.98	259
	12/31/2010	8.05		10.05	86
	12/31/2009	6.58		8.05	18
	12/31/2008	10.86	*	6.58	19

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Delaware VIP Smid Cap Growth Series, Service Class(4)	12/31/2014	$38.85		$39.21	4
	12/31/2013	27.86		38.85	4
	12/31/2012	25.31		27.86	4
	12/31/2011	23.77		25.31	23
	12/31/2010	17.70		23.77	19
	12/31/2009	12.30		17.70	10
	12/31/2008	20.77	*	12.30	10

Delaware VIP US Growth Series (Service Class)(4)	12/31/2014	$13.37		$14.93	10
	12/31/2013	9.99		13.37	10
	12/31/2012	9.95		9.99	10

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	12/31/2014	$24.86		$25.70	7
	12/31/2013	17.94		24.86	7
	12/31/2012	15.57		17.94	7
	12/31/2011	15.71		15.57	11
	12/31/2010	12.68		15.71	14
	12/31/2009	10.26		12.68	13
	12/31/2008	20.48	*	10.26	13

Fidelity VIP Emerging Markets(3)	12/31/2014	$8.96		$8.95	845
	12/31/2013	8.74		8.96	868
	12/31/2012	7.76		8.74	903
	12/31/2011	9.98		7.76	911
	12/31/2010	8.81	*	9.98	858

Fidelity VIP Growth Portfolio(4)	12/31/2014	$54.09		$59.31	48
	12/31/2013	40.25		54.09	41
	12/31/2012	35.62		40.25	31
	12/31/2011	36.02		35.62	25
	12/31/2010	29.38		36.02	14
	12/31/2009	23.03		29.38	8
	12/31/2008	44.09	*	23.03	5

Fidelity VIP Growth & Income Portfolio(4)	12/31/2014	$21.04		$22.89	16
	12/31/2013	16.04		21.04	10
	12/31/2012	13.63		16.04	8
	12/31/2011	13.68		13.63	20
	12/31/2010	12.12		13.68	12
	12/31/2009	9.60		12.12	12
	12/31/2008	16.54	*	9.60	12

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP High Income Portfolio(4)	12/31/2014	$8.29		$8.26	4,987
	12/31/2013	7.94		8.29	5,338
	12/31/2012	7.05		7.94	5,283
	12/31/2011	6.88		7.05	4,325
	12/31/2010	6.13		6.88	4,131
	12/31/2009	4.34		6.13	42
	12/31/2008	5.88	*	4.34	34

Fidelity VIP Index 500 Portfolio	12/31/2014	$218.84		$244.87	39
	12/31/2013	167.94		218.84	39
	12/31/2012	147.02		167.94	39
	12/31/2011	146.19		147.02	39
	12/31/2009	127.75		146.19	31
	12/31/2009	102.12		127.75	1
	12/31/2008	160.48	*	102.12	1

Fidelity VIP Investment Grade Bond Portfolio	12/31/2014	$15.35		$15.99	13
	12/31/2013	15.86		15.35	41
	12/31/2012	15.20		15.86	64
	12/31/2011	14.38		15.20	70
	12/31/2010	13.55		14.38	26
	12/31/2009	11.90		13.55	16
	12/31/2008	12.62	*	11.90	16

Fidelity VIP Mid Cap Portfolio(4)	12/31/2014	$50.12		$52.49	353
	12/31/2013	37.34		50.12	437
	12/31/2012	32.99		37.34	424
	12/31/2011	37.46		32.99	215
	12/31/2010	29.47		37.46	142
	12/31/2009	21.19		29.47	8
	12/31/2008	35.48	*	21.19	5

Fidelity VIP Overseas Portfolio	12/31/2014	$24.24		$21.95	90
	12/31/2013	18.85		24.24	73
	12/31/2012	15.85		18.85	54
	12/31/2011	19.41		15.85	41
	12/31/2010	17.43		19.41	19
	12/31/2009	13.89		17.43	11
	12/31/2008	25.04	*	13.89	8

Goldman Sachs VIT Mid Cap Value Fund(4)	12/31/2014	$20.13		$22.38	8
	12/31/2013	15.29		20.13	8
	12/31/2012	13.00		15.29	8
	12/31/2011	14.12		13.00	18
	12/31/2010	13.05	*	14.12	11

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ibbotson Aggressive Growth ETF Asset Allocation(4)	12/31/2014	$11.68		$12.05	304
	12/31/2013	9.97		11.68	108
	12/31/2012	8.78		9.97	13
	12/31/2011	7.89	*	8.78	29

Ibbotson Balanced ETF Asset Allocation(4)	12/31/2014	$12.31		$12.71	256
	12/31/2013	11.10		12.31	63
	12/31/2012	10.06		11.10	12
	12/31/2011	9.31	*	10.06	26

Ibbotson Conservative ETF Asset Allocation(4)	12/31/2014	$12.17		$12.45	10
	12/31/2013	11.93		12.17	10
	12/31/2012	11.40		11.93	10
	12/31/2011	11.07	*	11.40	21

Ibbotson Growth ETF Asset Allocation(4)	12/31/2014	$12.08		$12.48	37
	12/31/2013	10.42		12.08	61
	12/31/2012	9.28		10.42	10
	12/31/2011	8.43	*	9.28	25

Ibbotson Income & Growth ETF Asset Allocation(4)	12/31/2014	$12.32		$12.57	12
	12/31/2013	11.52		12.32	12
	12/31/2012	10.74		11.52	12
	12/31/2011	10.19	*	10.74	24

JPMorgan Insurance Trust US Equity Portfolio	12/31/2014	$24.04		$26.92	5

Lazard Retirement US Small-Mid Cap Equity Portfolio(4)	12/31/2014	$15.57		$17.07	128
	12/31/2013	11.65		15.57	216
	12/31/2012	10.70		11.65	218
	12/31/2011	11.91		10.70	160
	12/31/2010	10.92	*	11.91	51

Lord Abbett Series Developing Growth Portfolio	12/31/2014	$25.67		$26.44	6
	12/31/2013	18.17	*	25.67	5

Neuberger Berman Genesis Fund(4)	12/31/2014	$42.90		$42.12	243
	12/31/2013	31.85		42.90	313
	12/31/2012	29.41		31.81	306
	12/31/2011	28.52		29.41	78
	12/31/2010	23.81		28.52	37
	12/31/2009	18.97		23.81	9
	12/31/2008	28.63	*	18.97	7

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Putnam VT Multi-Cap Growth Fund(1)	12/31/2014	$29.54		$33.00	6
	12/31/2013	22.03		29.54	6
	12/31/2012	18.95		22.03	6
	12/31/2011	20.25		18.95	16
	12/31/2010	11.27		20.25	10
	12/31/2009	8.19		11.27	13
	12/31/2008	15.08	*	8.19	13

Rainier Small/Mid Cap Equity Fund(4)	12/31/2014	$45.00		$46.32	4
	12/31/2013	34.35		45.00	4
	12/31/2012	30.27		34.35	4
	12/31/2011	31.70		30.27	9
	12/31/2010	25.58		31.70	5
	12/31/2009	19.76		25.58	5
	12/31/2008	38.994	*	19.76	5

Royce Capital Fund Small-Cap Portfolio(4)	12/31/2014	$16.01		$16.32	50
	12/31/2013	12.03		16.01	54
	12/31/2012	10.82		12.03	58
	12/31/2011	11.32		10.82	78
	12/31/2010	9.54		11.32	37
	12/31/2009	7.16		9.54	20
	12/31/2008	9.88	*	7.16	21

T. Rowe Price Equity Income Portfolio VIP II(4)	12/31/2014	$30.29		$32.05	427
	12/31/2013	23.70		30.29	639
	12/31/2012	20.52		23.70	629
	12/31/2011	20.99		20.52	42
	12/31/2010	18.52		20.99	23
	12/31/2009	14.87		18.52	13
	12/31/2008	23.33	*	14.87	9

T. Rowe Price Prime Reserve Portfolio	12/31/2014	$0.96		$0.95	1,893
	12/31/2013	0.97		0.96	1,516
	12/31/2012	0.99		0.97	1,129
	12/31/2011	1.00		0.99	1,217
	12/31/2010	1.01		1.00	753
	12/31/2009	1.02		1.01	523
	12/31/2008	1.00	*	1.02	415

Templeton Global Bond VIP Fund	12/31/2014	$22.17		$22.27	451
	12/31/2013	22.11		22.17	436
	12/31/2012	19.47		22.11	426
	12/31/2011	19.90		19.47	425
	12/31/2010	19.18	*	19.90	417

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wells Fargo Advantage VT Discovery Fund (formerly Strong Mid Cap)	12/31/2014	$33.71		$33.29	6
	12/31/2013	23.83		33.71	6
	12/31/2012	20.34		23.83	6
	12/31/2011	20.53		20.34	16
	12/31/2010	15.37		20.53	10
	12/31/2009	11.04		15.37	10
	12/31/2008	19.85	*	11.04	10

Wilshire 5000 Index Fund Investment(4)	12/31/2014	$16.40		$18.21	282
	12/31/2013	12.57		16.40	294
	12/31/2012	11.03		12.57	265
	12/31/2011	11.14		11.03	163
	12/31/2010	9.68		11.14	96
	12/31/2009	7.71		9.68	23
	12/31/2008	12.24	*	7.71	18

Wilshire Large Co. Growth Portfolio Investment(4)	12/31/2014	$44.01		$46.93	233
	12/31/2013	34.21		44.01	372
	12/31/2012	30.29		34.21	372
	12/31/2011	31.29		30.29	10
	12/31/2010	26.70		31.29	7
	12/31/2009	20.20		26.70	6
	12/31/2008	34.86	*	20.20	6

Wilshire Large Co. Value Portfolio Investment(4)	12/31/2014	$20.94		$22.90	36
	12/31/2013	15.52		20.94	29
	12/31/2012	13.57		15.52	22
	12/31/2011	14.29		13.57	25
	12/31/2010	12.82		14.29	13
	12/31/2009	10.10		12.82	13
	12/31/2008	17.24	*	10.10	13

Wilshire Small Co. Value Portfolio Investment(4)	12/31/2014	$24.17		$25.41	3
	12/31/2013	17.10		24.17	9
	12/31/2012	14.65		17.10	9
	12/31/2011	16.10		14.65	21
	12/31/2010	13.25		16.10	12
	12/31/2009	10.93		13.25	12
	12/31/2008	16.23	*	10.93	12

Wilshire VIT 2015 ETF Fund(4)	12/31/2014	$13.08		$13.65	10
	12/31/2013	11.91		13.08	10
	12/31/2012	10.64		11.91	10
	12/31/2011	10.66		10.64	26
	12/31/2010	9.72		10.66	16
	12/31/2009	8.17		9.72	76
	12/31/2008	10.91	*	8.17	76

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2025 ETF Fund(4)	12/31/2014	$12.58		$13.06	1,537
	12/31/2013	11.35		12.58	1,541
	12/31/2012	10.19		11.35	1,791
	12/31/2011	10.28		10.19	2,276
	12/31/2010	9.30		10.28	1,654
	12/31/2009	7.81		9.30	985
	12/31/2008	10.94	*	7.81	355

Wilshire VIT 2035 ETF Fund(4)	12/31/2014	$12.03		$12.52	455
	12/31/2013	10.62		12.03	157
	12/31/2012	9.43		10.62	368
	12/31/2011	9.71		9.43	140
	12/31/2010	8.72		9.71	231
	12/31/2009	7.30		8.72	35
	12/31/2008	10.96	*	7.30	35

Wilshire VIT Global Allocation Fund	12/31/2014	$24.14		$24.37	1,200
	12/31/2013	20.66		24.14	230
	12/31/2012	18.65		20.66	230
	12/31/2011	19.00		18.65	234
	12/31/2010	17.39		19.00	210
	12/31/2009	14.99		17.39	11
	12/31/2008	20.62	*	14.99	10

0.75 M & E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AB VPS Large Cap Growth Portfolio(1)	12/31/2014	$40.28		$45.52	17,674
	12/31/2013	29.62		40.28	17,109
	12/31/2012	25.57		29.62	16,033
	12/31/2011	26.76		25.57	13,230
	12/31/2010	24.54		26.76	11,072
	12/31/2009	18.00		24.54	6,977
	12/31/2008	25.05	*	18.00	8

AB VPS Small/Mid Cap Value Portfolio(1)	12/31/2014	$25.58		$27.66	2,856
	12/31/2013	18.72		25.58	2,483
	12/31/2012	15.92		18.72	2,735
	12/31/2011	17.55		15.92	2,121
	12/31/2010	13.96		17.55	1,708
	12/31/2009	9.86		13.96	916
	12/31/2008	13.34	*	9.86	15

AB VPS Small Cap Growth Portfolio(2)	12/31/2014	$26.69		$25.94	3,827
	12/31/2013	18.50		26.69	3,503
	12/31/2012	16.24		18.50	3,088
	12/31/2011	15.70		16.24	1,738
	12/31/2010	11.57		15.70	1,744
	12/31/2009	8.25		11.57	1,027
	12/31/2008	12.65	*	8.25	16

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Century VP Mid Cap Value Portfolio(4)	12/31/2014	$19.07		$22.04	1,198
	12/31/2013	14.77		19.07	324
	12/31/2012	13.64		14.77	28

American Funds IS Blue Chip Income and Growth Fund	12/31/2014	$13.62	*	$15.05	121

American Funds IS Growth Fund	12/31/2014	$78.04	*	$84.34	4

American Funds IS Manged Risk Asset Allocation Fund	12/31/2014	$11.93	*	$12.24	10

American Funds IS New World Fund	12/31/2014	$24.81	*	$22.86	578

Ariel Fund®(1)	12/31/2014	$73.48		$80.92	702
	12/31/2013	51.16		73.48	658
	12/31/2012	42.83		51.16	676
	12/31/2011	48.67		42.83	568
	12/31/2010	38.91		48.67	447
	12/31/2009	23.96		38.91	295
	12/31/2008	34.34	*	23.96	6

Calvert VP S&P Mid Cap 400 Index	12/31/2014	$103.68		$112.17	423
	12/31/2013	78.84		103.68	260
	12/31/2012	67.88		78.84	109
	12/31/2011	69.14		67.88	41
	12/31/2010	63.50	*	69.14	3

Davis Value Portfolio(4)	12/31/2014	$17.80		$18.74	41,065
	12/31/2013	13.44		17.80	35,276
	12/31/2012	11.97		13.44	28,741
	12/31/2011	12.59		11.97	24,032
	12/31/2010	11.24		12.59	16,321
	12/31/2009	8.63		11.24	8,776
	12/31/2008	12.00	*	8.63	17

Delaware VIP REIT Series (Service Class)(4)	12/31/2014	$13.08		$16.76	23,784
	12/31/2013	12.93		13.08	19,773
	12/31/2012	11.17		12.93	16,631
	12/31/2011	10.17		11.17	13,808
	12/31/2010	8.09		10.17	10,854
	12/31/2009	6.61		8.09	6,971
	12/31/2008	9.24	*	6.61	22

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Delaware VIP Smid Cap Growth Series, (Service Class)(4)	12/31/2014	$35.15		$35.89	5,373
	12/31/2013	25.12		35.15	4,604
	12/31/2012	22.85		25.12	4,135
	12/31/2011	21.33		22.85	3,506
	12/31/2010	15.80		21.33	3,428
	12/31/2009	10.96		15.80	538
	12/31/2008	16.26	*	10.96	12

Delaware VIP US Growth Series (Service Class)(4)	12/31/2014	$13.35		$14.91	1,212
	12/31/2013	10.00		13.35	100
	12/31/2012	9.95		10.00	15

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	12/31/2014	$25.71		$26.83	7,751
	12/31/2013	18.41		25.71	6,483
	12/31/2012	16.02		18.41	5,459
	12/31/2011	16.06		16.02	3,720
	12/31/2010	12.84		16.05	2,859
	12/31/2009	10.34		12.84	1,170
	12/31/2008	13.26	*	10.34	17

Fidelity VIP Emerging Markets(3)	12/31/2014	$9.12		$9.16	10,307
	12/31/2013	8.86		9.12	8,494
	12/31/2012	7.83		8.86	5,275
	12/31/2011	10.02		7.83	3,429
	12/31/2010	8.81	*	10.02	500

Fidelity VIP Growth Portfolio(4)	12/31/2014	$55.98		$61.69	41,259
	12/31/2013	41.46		55.98	35,469
	12/31/2012	36.51		41.46	28,814
	12/31/2011	36.79		36.51	22,783
	12/31/2010	29.91		36.79	17,036
	12/31/2009	23.52		29.91	9,321
	12/31/2008	37.70	*	23.52	5

Fidelity VIP Growth & Income Portfolio(4)	12/31/2014	$19.66		$21.51	6,700
	12/31/2013	14.86		19.66	4,167
	12/31/2012	12.66		14.86	3,308
	12/31/2011	12.58		12.66	1,518
	12/31/2010	11.06		12.58	887
	12/31/2009	8.77		11.06	371
	12/31/2008	12.55	*	8.77	37

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP High Income Portfolio(4)	12/31/2014	$8.54		$8.66	8,135
	12/31/2013	8.24		8.54	7,399
	12/31/2012	7.28		8.24	6,608
	12/31/2011	7.07		7.28	5,008
	12/31/2010	6.27		7.07	714
	12/31/2009	4.40		6.27	379
	12/31/2008	5.78	*	4.40	35

Fidelity VIP Index 500 Portfolio	12/31/2014	$220.58		$248.05	8,796
	12/31/2013	168.45		220.58	7,512
	12/31/2012	146.75		168.45	6,490
	12/31/2011	145.23		146.75	5,236
	12/31/2010	127.49		145.23	4,026
	12/31/2009	101.67		127.49	2,036
	12/31/2008	134.60	*	101.67	11

Fidelity VIP Investment Grade Bond Portfolio	12/31/2014	$15.40		$16.14	32,153
	12/31/2013	15.84		15.40	27,389
	12/31/2012	15.11		15.84	21,448
	12/31/2011	14.22		15.11	16,443
	12/31/2010	13.32		14.22	10,896
	12/31/2009	11.61		13.32	5,172
	12/31/2008	12.11	*	11.61	16

Fidelity VIP Mid Cap Portfolio(4)	12/31/2014	$43.61		$45.89	2,542
	12/31/2013	32.33		43.61	2,871
	12/31/2012	28.43		32.33	2,256
	12/31/2011	32.12		28.43	1,989
	12/31/2010	25.16		32.12	1,259
	12/31/2009	18.12		25.16	682
	12/31/2008	26.96	*	18.12	32

Fidelity VIP Overseas Portfolio	12/31/2014	$22.26		$20.26	74,287
	12/31/2013	17.23		22.26	63,675
	12/31/2012	14.42		17.23	54,198
	12/31/2011	17.57		14.42	43,794
	12/31/2010	15.68		17.57	32,653
	12/31/2009	12.51		15.68	19,079
	12/31/2008	18.72	*	12.51	11

Goldman Sachs VIT Mid Cap Value Fund(4)	12/31/2014	$20.28		$22.86	5
	12/31/2013	15.41		20.28	211
	12/31/2012	13.13		15.41	211
	12/31/2011	14.17		13.13	327
	12/31/2010	13.05	*	14.17	18

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ibbotson Aggressive Growth ETF Asset Allocation(4)	12/31/2014	$11.68		$12.11	24,399
	12/31/2013	9.96		11.68	21,531
	12/31/2012	8.78		9.96	11,147
	12/31/2011	7.89	*	8.78	182

Ibbotson Balanced ETF Asset Allocation(4)	12/31/2014	$12.29		$12.75	11,591
	12/31/2013	11.07		12.29	7,065
	12/31/2012	10.07		11.07	3,070
	12/31/2011	9.31	*	10.07	30

Ibbotson Conservative ETF Asset Allocation(4)	12/31/2014	$12.20		$12.48	9
	12/31/2013	11.94		12.20	9
	12/31/2012	11.40		11.94	9
	12/31/2011	11.07	*	11.40	23

Ibbotson Growth ETF Asset Allocation(4)	12/31/2014	$12.05		$12.51	11,648
	12/31/2013	10.41		12.05	9,890
	12/31/2012	9.28		10.41	1,875
	12/31/2011	8.43	*	9.28	30

Ibbotson Income & Growth ETF Asset Allocation(4)	12/31/2014	$12.27		$12.58	98
	12/31/2013	11.51		12.27	98
	12/31/2012	10.74		11.51	98
	12/31/2011	10.19	*	10.74	25

JPMorgan Insurance Trust US Equity Portfolio	12/31/2014	$24.04	*	$26.92	5

Lazard Retirement US Small-Mid Cap Equity Portfolio(4)	12/31/2014	$15.94		$17.57	453
	12/31/2013	11.87		15.94	398
	12/31/2012	10.85		11.87	341
	12/31/2011	11.98		10.85	243
	12/31/2010	10.92		11.98	13

Lord Abbett Series Developing Growth Portfolio	12/31/2014	$25.63		$26.38	1,021
	12/31/2013	18.17	*	25.63	121

Neuberger Berman Genesis Fund(4)	12/31/2014	$44.17		$43.58	3,872
	12/31/2013	32.60		44.17	3,644
	12/31/2012	29.98		32.60	3,456
	12/31/2011	28.94		29.98	2,961
	12/31/2010	24.08		28.94	2,497
	12/31/2009	19.26		24.08	1,626
	12/31/2008	28.44	*	19.26	33

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Putnam VT Multi-Cap Growth Fund(1)	12/31/2014	$30.06		$33.86	198
	12/31/2013	22.19		30.06	176
	12/31/2012	19.15		22.19	151
	12/31/2011	20.32		19.15	131
	12/31/2010	11.44		20.32	92
	12/31/2009	8.30		11.44	87
	12/31/2008	13.61	*	8.30	15

Rainier Small/Mid Cap Equity Fund(4)	12/31/2014	$46.66		$48.44	18,140
	12/31/2013	35.26		46.66	16,670
	12/31/2012	31.18		35.26	14,683
	12/31/2011	32.22		31.18	12,312
	12/31/2010	25.99		32.22	9,543
	12/31/2009	20.16		25.99	5,486
	12/31/2008	33.14	*	20.16	28

Royce Capital Fund Small-Cap Portfolio(4)	12/31/2014	$16.68		$17.10	55,817
	12/31/2013	12.47		16.68	45,389
	12/31/2012	11.17		12.47	37,083
	12/31/2011	11.63		11.17	28,410
	12/31/2010	9.72		11.63	20,921
	12/31/2009	7.24		9.72	12,052
	12/31/2008	9.86	*	7.24	20

T. Rowe Price Equity Income Portfolio II(4)	12/31/2014	$30.10		$32.00	21,952
	12/31/2013	23.43		30.10	18,410
	12/31/2012	20.19		23.43	17,348
	12/31/2011	20.55		20.19	13,742
	12/31/2010	18.04		20.55	11,203
	12/31/2009	14.87		18.04	7,614
	12/31/2008	23.33	*	14.87	9

T. Rowe Price Prime Reserve Portfolio	12/31/2014	$0.98		$0.97	99,534
	12/31/2013	0.99		0.98	92,147
	12/31/2012	0.99		0.99	81,316
	12/31/2011	1.01		0.99	68,542
	12/31/2010	1.01		1.01	89,828
	12/31/2009	1.01		1.01	51,579
	12/31/2008	1.00	*	1.01	198

Templeton Global Bond VIP Fund	12/31/2014	$22.73		$22.94	1,965
	12/31/2013	22.55		22.73	1,906
	12/31/2012	19.76		22.55	1,867
	12/31/2011	20.10		19.76	1,474
	12/31/2010	19.18	*	20.10	10

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wells Fargo Advantage VT Discovery FundSM (formerly Strong Mid Cap)(4)	12/31/2014	$34.86		$34.73	14,059
	12/31/2013	24.42		34.86	10,365
	12/31/2012	20.89		24.42	8,308
	12/31/2011	20.96		20.89	6,143
	12/31/2010	15.57		20.96	4,535
	12/31/2009	11.17		15.57	2,444
	12/31/2008	18.58	*	11.17	11

Wilshire 5000 Index Fund Investment(4)	12/31/2014	$16.97		$18.93	4,209
	12/31/2013	12.94		16.97	3,830
	12/31/2012	11.30		12.94	3,335
	12/31/2011	11.36		11.30	2,762
	12/31/2010	9.82		11.36	2,209
	12/31/2009	7.79		9.82	1,407
	12/31/2008	10.45	*	7.79	176

Wilshire Large Co. Growth Portfolio Investment(4)	12/31/2014	$46.01		$49.31	1,600
	12/31/2013	35.99		46.01	1,246
	12/31/2012	31.53		35.59	1,060
	12/31/2011	32.21		31.53	856
	12/31/2010	27.25		32.21	664
	12/31/2009	20.52		27.25	421
	12/31/2008	30.04	*	20.52	7

Wilshire Large Co. Value Portfolio Investment(4)	12/31/2014	$21.99		$24.18	2,505
	12/31/2013	16.22		21.99	2,248
	12/31/2012	14.10		16.22	2,358
	12/31/2011	14.70		14.10	2,010
	12/31/2010	13.05		14.70	1,601
	12/31/2009	14.01		13.05	1,059
	12/31/2008	14.01	*	10.23	14

Wilshire Small Co. Value Portfolio Investment(4)	12/31/2014	$25.33		$26.69	144
	12/31/2013	17.74		25.33	130
	12/31/2012	15.25		17.74	114
	12/31/2011	16.61		15.25	110
	12/31/2010	13.52		16.61	60
	12/31/2009	11.08		13.52	41
	12/31/2008	14.01	*	11.08	18

Wilshire VIT 2015 ETF Fund(4)	12/31/2014	$13.52		$14.06	12,535
	12/31/2013	12.34		13.52	11,781
	12/31/2012	11.05		12.34	12,574
	12/31/2011	10.96		11.05	10,488
	12/31/2010	9.90		10.96	9,758
	12/31/2009	8.28		9.90	6,352
	12/31/2008	9.82	*	8.28	82

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2025 ETF Fund(4)	12/31/2014	$13.01		$13.58	50,055
	12/31/2013	11.68		13.01	42,186
	12/31/2012	10.44		11.68	36,798
	12/31/2011	10.49		10.44	29,600
	12/31/2010	9.44		10.49	22,677
	12/31/2009	7.89		9.44	12,166
	12/31/2008	9.65	*	7.89	29

Wilshire VIT 2035 ETF Fund(4)	12/31/2014	$12.51		$13.08	52,086
	12/31/2013	10.96		12.51	47,824
	12/31/2012	9.67		10.96	38,285
	12/31/2011	9.91		9.67	29,151
	12/31/2010	8.86		9.91	21,400
	12/31/2009	7.38		8.86	10,513
	12/31/2008	9.40	*	7.38	93

Wilshire VIT Global Allocation Fund	12/31/2014	$25.30		$25.67	12,806
	12/31/2013	21.54		25.30	3,038
	12/31/2012	19.36		21.54	1,824
	12/31/2011	19.62		19.36	1,640
	12/31/2010	17.82		19.62	1,211
	12/31/2009	15.20		17.82	834
	12/31/2008	18.19	*	15.20	11

*	Inception price on date Underlying Fund was added to the Separate Account.

(1)

On and after May 1, 2012, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(2)

On and after February 1, 2013, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(3)

On and after May 1, 2014, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount.

Fidelity VIP Emerging Markets SC2

(4)	On and after May 1, 2015, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC 2

Wilshire 5000 Index Fund (Investment Class) Portfolio

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

Appendix B: Guaranteed Minimum Death Benefit Examples

Example for Return of Premium with Interest Guaranteed Minimum Death Benefit (“Interest GMDB”)

Assume the following:

•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	There is a withdrawal on the 3rd Certificate anniversary of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th Certificate anniversary. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.

The Interest GMDB value at issue is equal to the initial Net Premium.

$100,000

The Interest GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:

$100,000 × 1.053 = $115,763

The withdrawal adjustment is the withdrawal amount divided by the Participant Account Value immediately before the withdrawal and multiplied by the Interest GMDB value immediately before the withdrawal:

$25,000/$125,000 × $115,763 = $23,153

The Interest GMDB value immediately following the withdrawal is the Interest GMDB value immediately before the withdrawal less the withdrawal adjustment:

$115,763 – $23,153 = $92,610

The Interest GMDB value on the 5th Certificate anniversary is the Interest GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:

$92,610 × 1.052 = $102,103

The death benefit is the greatest of the Interest GMDB and the Participant Account Value.

Max [$102,103, $101,000] = $102,103

Example for Guaranteed Minimum Death Benefit — Step-Up with Return of Premium (“Step-Up GMDB”)

Assume the following:

•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	The Participant Account Value on the 1st Certificate Anniversary is $90,000.
•	The Participant Account Value on the 2nd Certificate Anniversary is $120,000.
•	There is a withdrawal during the 3rd Certificate Year of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	The Participant Account Value on the 3rd Certificate Anniversary is $105,000.
•	We are calculating the death benefit during the 4th Certificate Year. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.

The Step-Up Anniversary Value for the 1st Certificate Anniversary projected to the date of death is the Participant Account Value on the 1st Certificate Anniversary less an adjustment for the subsequent withdrawal:

$90,000 – ($25,000/$125,000 × $90,000) = $72,000

The Step-Up Anniversary Value for the 2nd Certificate Anniversary projected to the date of death is the Participant Account Value on the 2nd Certificate Anniversary less an adjustment for the subsequent withdrawal:

$120,000 – ($25,000/$125,000 × $120,000) = $96,000

The Step-Up Anniversary Value for the 3rd Certificate Anniversary projected to the date of death is the Participant Account Value on the 3rd Certificate Anniversary:

$105,000

The Step-Up GMDB is equal to the maximum of these values:

Max [$72,000, $96,000, $105,000] = $105,000

The Return of Premium Death Benefit at the date of death is the initial Net Premium less a withdrawal adjustment:

$100,000 – ($25,000/$125,000 × $100,000) = $80,000

The death benefit is the greatest of the Step-Up GMDB, the Return of Premium Death Benefit, and the Participant Account Value.

Max [$105,000, $80,000, $101,000] = $105,000

Appendix C: Market Value Adjustment Examples

A Market Value Adjustment (“MVA”) may apply if you transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period. An MVA is determined by a mathematical formula designed to measure changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative MVA will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The minimum amount that a Participant will ever receive from the Fixed Account equals 87.5 of the Fixed Net Premium accumulated at the Fixed Account guaranteed interest rate as shown in the Participant’s Certificate, less any outstanding loan balance. The MVA is applied before any applicable surrender charges or other charges are deducted.

The MVA Formula

Any amount that is subject to an MVA is multiplied by an adjustment factor (“MVA Factor”) to determine the amount of the MVA.

MVA Factor = 0.9 × {I – (J + .0025)} × N

Where:

I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the establishment of the Guarantee Period. (As used here, “Treasury Rate” means the U.S. Treasury Note Constant Maturity yield as reported in the Federal Reserve Bulletin Release H.15.)

J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the receipt of the transfer, surrender, withdrawal, or annuitization request. Note: J is limited to 3 percent above or below I for the MVA, regardless of the current interest crediting rate.

N = the number of whole or partial years from the date We receive the transfer, surrender, withdrawal, or annuitization request until the end of the relevant Guarantee Period.

Examples:

Assume the following:

•	There is an initial Net Premium of $1,000 to a five-year Guarantee Period Account.
•	The interest rate is 1 percent.
•	There are no surrender charges.
•	The Participant makes a withdrawal of all Participant Account Value in the Guarantee Period Account at the end of the first year of the Certificate.

Calculation of an MVA in a declining interest rate environment

I 6%

J 3%

N 4

Withdrawal Value $1010

¡	MVA Factor = .9 × {.06 – (.03 + .0025)} × 4 = .099 or 9.9%.
¡	MVA = .099 × 1010 = $99.99
¡	Final withdrawal value = $1,109.99

Calculation of an MVA in an increasing interest rate environment

I 6%

J 9%

N 4

Withdrawal Value $1010

¡	MVA Factor = .9 × {.06 – (.09 + .0025)} × 4 = -.117 or -11.7%.
¡	MVA = -.117 × 1010 = $-118.17
¡	Final withdrawal value = $891.83

Prospectus for Retirement Protector Qualified Variable Deferred Group Annuity Contract Issued by
Horace Mann Life Insurance Company Qualified Group Annuity Separate Account

Flexible Premium Contract for Qualified Retirement Plans

May 1, 2015

This prospectus offers a Variable, qualified group annuity Contract (“Contract”) to qualified retirement plans. The Contract and Certificates issued thereunder (“Certificates”) are issued by Horace Mann Life Insurance Company (“HMLIC”) in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).

Participants may allocate Net Premium and Participant Account Value to the Fixed Account or to the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (“Separate Account”) that invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The retirement plan sponsor has the right to limit the number of funds available in its plan and may choose to exclude some of the following Underlying Funds. The Underlying Funds are:

Lifecycle/Target Date Funds

Vanguard Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Large Company Stock Funds

Large Value

T Rowe Price Equity Income Fund — Investor Class

Large Core

Vanguard 500 Index Admiral Shares

Large Growth

T Rowe Price Growth Stock Fund — Investor Class

Mid-Size Company Stock Funds

Mid Core

Vanguard Extended Market Index Admiral Shares

Small Company Stock Funds

Small Value

T Rowe Price Small Cap Value — Investor Class

Small Core

Vanguard Small Cap Index Admiral Shares

Small Growth

T Rowe Price New Horizons Fund — Investor Class

International Stock Funds

Developed Markets

T Rowe Price Overseas Stock Fund — Investor Class

Vanguard Developed Markets Index — Investor Shares

Emerging Markets

T Rowe Price Emerging Markets Stock Fund — Investor Class

Vanguard Emerging Markets Stock Index Admiral Shares

Real Estate

T Rowe Price Global Real Estate — Investor Class

Vanguard REIT Index Admiral Shares

Bond Funds

Corporate Bonds

T Rowe Price New Income Fund — Investor Class

Vanguard Short-Term Inflation-Protected Securities

Vanguard Total Bond Market Index Admiral Shares

Global Bond

T Rowe Price International Bond Fund — Investor Class

High Yield Bond

T Rowe Price Spectrum Income Fund — Investor Class

Vanguard High-Yield Corporate Fund Investor Shares

Balanced Fund

Vanguard STAR Fund

Money Market

Vanguard Prime Money Market Fund

Trademarks used in this document are owned by and used with the permission of the appropriate company.

Vanguard and Signal are trademarks of The Vanguard Group, Inc.

In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. There may be a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time.

This prospectus sets forth the information an investor should know before purchasing a Contract or a Certificate thereunder and should be kept for future reference. Additional information about the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2015. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to 877-832-3785 or by telephoning 800-999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2015.

2

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OR CERTIFICATES ISSUED THEREUNDER OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

3

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The person whose life determines the Annuity Payments made under a Certificate.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Participant Account Value on the Annuity Date, adjusted for any applicable Market Value Adjustment and less any applicable premium tax.

Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Certificate, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Certificate.

Annuity Payments: A series of payments beginning on the Annuity Date.

Annuity Period: The period during which Annuity Payments are made.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Certificate: The document issued to each Participant under a Contract describing the terms of the Contract and the rights and benefits of the Participant.

Certificate Account: An account established to receive a Participant’s Net Premium.

Certificate Account Value: A Certificate Account’s Fixed Account Value plus the Certificate Account’s Variable Account Value.

Certificate Anniversary: The same day and month as a Certificate Date for each succeeding year of a Certificate.

Certificate Date: The date when a Certificate becomes effective. The Certificate Date is shown on the Annuity Data pages of the Certificate.

Certificate Year: A period of twelve months beginning on the Certificate Date or any Certificate Anniversary.

Contract: The group flexible premium deferred Variable annuity contract this prospectus offers. This document describes the terms of the annuity contract, the rights of the Contract Owner and the rights and benefits of the Participants.

Contract Account: An account established to receive Contract Owner Net Premium on behalf of a Participant.

Contract Account Value: A Contract Account’s Fixed Account Value plus the Contract Account’s Variable Account Value.

Contract Owner: The entity identified as the Contract Owner on the Annuity Data pages of a Certificate.

FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of the NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Account: An account established to receive the Net Premium, any applicable premium bonus, and the transfers allocated to the General Fixed Account and any Guarantee Period Account(s). Fixed Account money is invested along with other insurance funds in Our general account.

Fixed Account Value: The dollar value of the Fixed Account under a Certificate before Annuity Payments begin.

Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.

Fixed Net Premium: The Net Premium allocated to the Fixed Account plus any transfers from the Variable Account, less a proportional amount for any withdrawals and transfers from the Fixed Account.

General Fixed Account: A Participant’s portion of an interest-bearing account set up to receive the Net Premium and the transfers allocated to such account under the Participant Account. The General Fixed Account is distinguished from the Guarantee Period Account option(s) of the Fixed Account.

4

Guarantee Period Account(s): Fixed Account option(s) that may be offered under a Certificate that provide a guaranteed interest rate for a specified period of time (“Guarantee Period”) and to which a Market Value Adjustment may apply.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; 800-999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.

Investment Options: The Fixed Account option(s) and the Underlying Funds in which the Subaccounts invest.

Market Value Adjustment: For any Guarantee Period Account, an increase or decrease in the surrender value or withdrawal value, a transfer amount, or in the amount applied to an annuity option. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of each Guarantee Period.

Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

Net Premium: The premium payments paid to HMLIC under the Contract Account and Certificate Account of a Certificate, less any applicable premium tax.

Participant (You, Your): A person to whom a Certificate showing participation under a Contract has been issued.

Participant Account: An account established for each Participant to receive premium payments made by or on behalf of the Participant.

Participant Account Value: The Contract Account Value plus the Certificate Account Value, before Annuity Payments begin.

Plan: The employer-sponsored retirement plan under which a Certificate is issued, evidenced by a written Plan Document.

Plan Document: A document establishing the terms and benefits of a Plan. We are not a party to such a document.

Premium Year: A period of twelve months beginning on the date each premium payment is received in Our Home Office and on any annual anniversary of that date.

Proof of Participant’s Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.

Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts and the Certificates thereunder: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC Section 401 qualified annuity (“401 Contract”).

Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b).

Required Minimum Distribution: The amount required by the IRS to be withdrawn from Your Certificate after You reach age 70 1/2 or upon Your death.

Separate Account: The Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account, which purchases shares of a corresponding Underlying Fund.

Underlying Funds: Mutual Funds that are listed in this document and are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier) on that day. If received at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date.

5

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Account: A Participant’s portion of the Separate Account set up to receive Net Premium, any applicable premium bonus and transfers allocated to the Separate Account under the Participant Account.

Variable Account Value: The dollar value of the Variable Account under a Certificate before Annuity Payments begin.

Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.

Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract and the Certificates thereunder. Certain Contract features described in this prospectus may not be available in all states or Plans. More detailed information about the material rights and features under the Contract (and the Certificates thereunder) can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract and the Certificates. Terms and conditions of the Contract and Certificates thereunder may be modified as required by law in the State in which the Contract Owner is located. Such variations are described in the Contract and underlying Certificates and any applicable endorsements and riders. The Participant’s rights will also be subject to any limits imposed by a Plan. The employer has the right to limit the investment options available in its Contract and may negotiate with HMLIC to reduce or waive certain charges in the Contract as well as negotiate the addition or deletion of certain benefits described in this prospectus. Refer to the Contract, Your Certificate and the Plan for the specific details of Your product and Your employer’s Plan. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract and the Certificates. For information regarding the fixed portion, refer to the Contract and Your Certificate.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account?”

The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contract offered by this prospectus?

Employers may purchase the Contract and Participants may purchase Certificates thereunder. The Certificates are designed for individuals seeking long-term tax-deferred accumulation of funds.

The Contract offered by this prospectus is for Qualified Retirement Plans. Purchasing a Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.

The Contract and the Certificates offered thereunder are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract and Certificates may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

6

What are my investment choices?

The Plan sponsor may limit the Investment Options available in its Plan by electing to exclude certain Investment Options.

(a) Separate Account

Includes Subaccounts, each of which invests in one of the following Underlying Funds:

Lifecycle/Target Date Funds

Vanguard Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Large Company Stock Funds

Large Value

T Rowe Price Equity Income Fund — Investor Class

Large Core

Vanguard 500 Index Admiral Shares

Large Growth

T Rowe Price Growth Stock Fund — Investor Class

Mid-Size Company Stock Funds

Mid Core

Vanguard Extended Market Index Admiral Shares

Small Company Stock Funds

Small Value

T Rowe Price Small Cap Value — Investor Class

Small Core

Vanguard Small Cap Index Admiral Shares

Small Growth

T Rowe Price New Horizons Fund — Investor Class

International Stock Funds

Developed Markets

T Rowe Price Overseas Stock Fund — Investor Class

Vanguard Developed Markets Index — Investor Shares

Emerging Markets

T Rowe Price Emerging Markets Stock Fund — Investor Class

Vanguard Emerging Markets Stock Index Admiral Shares

Real Estate

T Rowe Price Global Real Estate — Investor Class

Vanguard REIT Index Admiral Shares

Bond Funds

Corporate Bonds

T Rowe Price New Income Fund — Investor Class

Vanguard Short-Term Inflation-Protected Securities

Vanguard Total Bond Market Index Admiral Shares

Global Bond

T Rowe Price International Bond Fund — Investor Class

High Yield Bond

T Rowe Price Spectrum Income Fund — Investor Class

Vanguard High-Yield Corporate Fund Investor Shares

Balanced Fund

Vanguard STAR Fund

Money Market

Vanguard Prime Money Market Fund

(b) Fixed Account — You also may direct Your money to the Fixed Account and receive a guaranteed rate of return. For additional information about the Fixed Account and the Investment Options available thereunder, please see Your Certificate or “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds — The Fixed Account.”

When can I transfer between accounts?

At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account, subject to certain restrictions. Transfers from a Guarantee Period Account to the General Fixed Account or to the Variable Account, or between Guarantee Period Accounts, may be subject to a Market Value Adjustment. The dollar cost averaging program allows You to preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract — Transactions — Transfers.”

7

May I withdraw all or part of my Participant Account Value before the Annuity Date?

Unless restricted by the Internal Revenue Code of 1986, as amended (“IRC”) or Your employer’s Plan, You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to surrender charges as described in “Deductions and Expenses — Surrender Charges” and/or a Market Value Adjustment as described in “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds — The Fixed Account.” You should refer to Your Certificate for Your specific charges. In any Certificate Year, You may withdraw a portion of Your premium payments received for Your Certificate and not assumed to have been previously withdrawn without a surrender charge and/or a Market Value Adjustment. You may have to pay federal income taxes and a penalty tax if You surrender or make a withdrawal from Your Certificate. For complete details see “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

What are the charges or deductions?

The Certificate may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 1% for Certificates issued under Qualified Plans, as defined in this prospectus.

We will deduct a mortality and expense risk fee (M&E Fee) of no greater than 1.25% (annual rate) from the Subaccounts. This fee is computed on a daily basis.

We will deduct an annual maintenance fee from Your Participant Account Value on each Certificate Anniversary; We will deduct a proportionate amount of this fee upon surrender of Your Certificate. This fee may not exceed $36. We will waive this fee if Your Participant Account Value equals or exceeds the Participant Account Value threshold specified in Your employer’s Contract, but the threshold will not exceed $50,000 at the time the fee is assessed. This threshold will be stated in Your Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.

We may deduct a surrender charge on certain surrenders and withdrawals. The surrender charge is a percentage of the premium payments withdrawn or surrendered. In addition, We may apply a Market Value Adjustment for surrenders, withdrawals, transfers and annuitizations from the Fixed Account. For withdrawals from the Variable Account, the surrender charge is deducted from the Participant’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

We may reduce, waive or eliminate one or more of the above referenced charges or deductions for the Contract or Certificates under a particular Plan. We will not, however, reduce, waive, or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person. You should refer to Your Certificate for Your specific charges.

What charges will I pay on an annual basis for optional riders?

The Contract Owner may select any of the optional riders described below for all Participants in its Plan. Alternatively, any optional rider available under a Contract or Certificate that the Contract Owner has not selected for all Participants in its Plan, may be elected by a Participant at the time of Certificate issue. One or more of these optional riders may not be available to all Plans. You should refer to the Contract and enrollment form for the optional riders available to You.

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium — If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest — If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Guaranteed Minimum Death Benefit Rider — Return of Premium — If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

*	If both the Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.

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Premium Bonus Rider — This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. The premium bonus will never exceed 5% and will never be paid longer than 5 years. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. There may be a separate charge for this rider.

Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

What are the federal income tax consequences of investing in a Certificate?

Premium payments made on a pre-tax basis through salary reduction (other than designated Roth contributions) and employer contributions are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Certificate. Certificate benefits will be taxable as ordinary income when received with the exception of benefits attributable to designated Roth premium payments. Earnings attributable to designated Roth premium payments may not be subject to income tax if certain conditions are met. See “Tax Consequences” for further discussion.

The IRC provides an additional tax (penalty tax) for premature distributions from Qualified Contracts. Values may not be withdrawn from Qualified Contracts, except under certain circumstances. See “Tax Consequences.” These Certificates might not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Certificate and am dissatisfied, may I return it?

You may return the Certificate to HMLIC within 30 days of Your receipt of the Certificate. HMLIC will refund the greater of (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance, or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Certificate, or the terms of the Plan. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Certificate. See “The Contract-Annuity Payment Options”.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments.

Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax, and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Participant reaches age 70 1/2. See “Tax Consequences.”

Fee Tables and Example

The following tables describe the maximum fees and expenses that You may pay when buying, owning and surrendering the Certificate. The first table describes the fees and expenses that You will pay at the time that You buy the Certificate, surrender the Certificate or transfer cash value between Investment Options. State premium taxes may also be deducted. These tables assume that all fees and expenses assessed under the contract are applicable. Actual fees and expenses applicable to Your Certificate will be shown in Your Certificate.

To determine the Certificate You own, look in the bottom left-hand corner of Your Certificate for the form number. This prospectus applies to all HMLIC Certificates with a form number of IC-456 immediately followed by any combination of 3 letters and/or numbers.

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Participant Transaction Expenses:(1)

Surrender Charges(2) (as a percentage of premium payments surrendered or withdrawn, if applicable)

Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%

The next table describes the maximum fees and expenses that You will pay periodically during the time that You own the Certificate, not including Underlying Fund fees and expenses.

Periodic Fees and Expenses

Annual Maintenance Fee(3)	$36
Separate Account Annual Expenses (as a percentage of average Variable Account Value)
Mortality and Expense Risk Fees	1.25%
Total Separate Account Annual Expenses	1.25%

Optional Rider Charges (as a percentage of average Participant Account Value)

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium	0.20	%(4)
Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest	0.30	%(4)
Guaranteed Minimum Death Benefit Rider — Return of Premium	0.05%
Premium Bonus Rider	0.50%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2014. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(5)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.05%	0.96%

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle/Target Date Funds, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle/Target Date Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle/Target Date Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectuses for the Lifecycle/Target Date Funds for a presentation of the applicable Acquired Fund fees and expenses.

(1)

Any premium taxes relating to this Certificate may be deducted from the premium or deducted in computing the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Participant’s current place of residence. Premium taxes currently range from 0% to 1% for Certificates issued under Qualified Plans, as defined in this prospectus.

(2)	See Your Certificate for the surrender charge schedule that applies to You. In no event will the surrender charge apply after the 10th Certificate Anniversary.

(3)

We deduct a pro rata portion of this fee upon the surrender of the Certificate. We currently waive the annual maintenance fee if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. If the Participant has multiple deferred annuity contracts or certificates with Us We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.

(4)

If both the Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest are selected, the total annual charge for both riders will not exceed 0.40% (on an annual basis) of Your average Participant Account Value.

(5)

The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those for the year ended December 31, 2014. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “The Contract — Transaction-Market Timing” for a discussion of these fees.

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Example

This Example is intended to help You compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, the annual maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.

The Example assumes that You invest $10,000 at Certificate issue in the Variable Account of the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2014, without reflecting the impact of any Underlying Fund fee or expense waivers, and a surrender charge as described above. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

If You surrender Your Certificate at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,114	$1,652	$2,094	$3,227

If You do NOT surrender or if You annuitize Your Certificate at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$298	$910	$1,543	$3,227

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix C: Condensed Financial Information”.

Financial statements of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefascimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).

Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The Fixed Account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. Participants must depend on the financial strength of HMLIC for satisfaction of HMLIC’s obligations under the Certificates. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the Fixed Account. HMLIC bears the full investment risk for all amounts contributed to the Fixed Account. HMLIC guarantees that the amounts allocated to the Fixed Account under the Certificates will be credited interest daily at an annual

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effective interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. The Fixed Account is made up of the General Fixed Account and any Guarantee Period Account(s) selected by the Contract Owner.

The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”). Before the Annuity Date, You may allocate all or a portion of a Net Premium or transfer all or part of Your Participant Account Value into any Guarantee Period Account available under Your Certificate. Each Net Premium allocated to or amount transferred to a Guarantee Period Account will have its own Guarantee Period and interest rate that We will guarantee for the duration of the Guarantee Period. Transfers between Guarantee Period Accounts, and from a Guarantee Period Account to the General Fixed Account or the Variable Account, are subject to restrictions described in the Contract (and the Certificates thereunder). If You transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period, a Market Value Adjustment may apply. A Market Value Adjustment applies only to the amount so taken from a Guarantee Period Account before the end of its related Guarantee Period and reflects changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period. The Market Value Adjustment may be positive or negative. Any negative Market Value Adjustment amount will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The Market Value Adjustment is applied before any applicable surrender charges or other charges are deducted.

Examples showing how the Market Value Adjustment is calculated and applied are found in Appendix A.

The Fixed Account, interests in any Guarantee Period Account, and the Market Value Adjustment, have not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For additional information about the Fixed Account and the operation of the Market Value Adjustment, please see Your Certificate.

The Separate Account

On October 16, 2006 HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Certificate and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Certificate, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Certificate. HMLIC is solely responsible for its obligations under the Certificates. While HMLIC is obligated to make payments under the Certificate, the amounts of Variable Annuity Payments are not guaranteed.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Participant instructions.

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and the adviser to each Underlying Fund. There is no assurance that any of the Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (877) 832-3785, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Financial Services” tab, then “Annuities” and then “Prospectuses Online”. Not all Investment Options may be available to all Plans.

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Fund Name	Objective	Investment Style	Adviser
Vanguard Retirement Income Fund	Current Income/Capital Appreciation	Lifecycle/Target Date Funds	The Vanguard® Retirement Income Fund is advised by The Vanguard Group, Inc.

Vanguard Target Retirement 2015 Fund	Current Income/Capital Appreciation	Lifecycle/Target Date Funds	The Vanguard® Target Retirement 2015 Fund is advised by The Vanguard Group, Inc.

Vanguard Target Retirement 2025 Fund	Current Income/Capital Appreciation	Lifecycle/Target Date Funds	The Vanguard® Target Retirement 2025 Fund is advised by The Vanguard Group, Inc.

Vanguard Target Retirement 2035 Fund	Current Income/Capital Appreciation	Lifecycle/Target Date Funds	The Vanguard® Target Retirement 2035 Fund is advised by The Vanguard Group, Inc.

Vanguard Target Retirement 2045 Fund	Current Income/Capital Appreciation	Lifecycle/Target Date Funds	The Vanguard® Target Retirement 2045 Fund is advised by The Vanguard Group, Inc.

T Rowe Price Equity Income Fund — Investor Class	Long-term capital growth	Large Value	The T. Rowe Price Equity Income Fund — Investor Class is advised by T. Rowe Price Associates, Inc.

Vanguard 500 Index Admiral Shares	Long-term capital growth	Large Core	The Vanguard® 500 Index Admiral® Shares is advised by The Vanguard Group, Inc.

T Rowe Price Growth Stock Fund — Investor Class	Long-term capital growth	Large Growth	The T. Rowe Price Growth Stock Fund — Investor Class is advised by T. Rowe Price Associates, Inc.

Vanguard Extended Market Index Admiral Shares	Long-term capital growth	Mid Core	The Vanguard® Extended Market Index Admiral® Shares is advised by The Vanguard Group, Inc.

T Rowe Price Small Cap Value — Investor Class	Long-term capital growth	Small Value	The T. Rowe Price Small Cap Value — Investor Class is advised by T. Rowe Price Associates, Inc.

Vanguard Small Cap Index Admiral Shares	Long-term capital growth	Small Core	The Vanguard® Small Cap Index Admiral® Shares is advised by The Vanguard Group, Inc.

T Rowe Price New Horizons Fund — Investor Class	Long-term capital growth	Small Growth	The T. Rowe Price New Horizons Fund — Investor Class is advised by T. Rowe Price Associates, Inc.

T Rowe Price Emerging Markets Stock Fund — Investor Class	Long-term capital growth	International Stock Funds	The T. Rowe Price Emerging Markets Stock Fund — Investor class is advised by T. Rowe Price Associates, Inc.

T Rowe Price Overseas Stock Fund — Investor Class	Long-term capital growth	International Stock Funds	The T. Rowe Price Overseas Stock Fund — Investor Class is advised by T. Rowe Price Associates, Inc.

Vanguard Developed Markets Index — Investor Shares	Long-term capital growth	International Stock Funds	The Vanguard® Developed Markets Index — Investor Shares is advised by The Vanguard Group, Inc.

Vanguard Emerging Markets Stock Index Admiral Share	Capital Appreciation	International Stock Funds	The Vanguard® Emerging Markets Stock Index Admiral® Shares is advised by The Vanguard Group, Inc.

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Fund Name	Objective	Investment Style	Adviser
T Rowe Price Global Real Estate — Investor Class	Current Income/Capital Appreciation	Real Estate	The T. Rowe Price Global Real Estate — Investor Class is advised by T. Rowe Price Associates, Inc.

Vanguard REIT Index Admiral Shares	Long-term total return/capital appreciation	Real Estate	The Vanguard® REIT Index Admiral® Shares is advised by The Vanguard Group, Inc.

T Rowe Price New Income Fund — Investor Class	Income/Preservation of Capital	Corporate Bond	The T. Rowe Price New Income Fund — Investor Class is advised by T. Rowe Price Associates, Inc.

Vanguard Short-Term Inflation-Protected Securities		Corporate Bond	The Vanguard® Short-Term Inflation-Protected Securities is advised by The Vanguard Group, Inc.

Vanguard Total Bond Market Index Admiral Shares	Current Income	Corporate Bond	The Vanguard® Total Bond Market Index Admiral® Shares is advised by The Vanguard Group, Inc.

T Rowe Price International Bond Fund — Investor Class	High Current Income/Capital Appreciation	Global Bond	The T. Rowe Price International Bond Fund — Investor Class is advised by T. Rowe Price Associates, Inc.

T Rowe Price Spectrum Income Fund — Investor Class	Current Income	High Yield Bond	The T. Rowe Price Spectrum Income Fund — Investor Class is advised by T. Rowe Price Associates, Inc.

Vanguard High-Yield Corporate Fund Investor Shares	Current income	High Yield Bond	The Vanguard® High-Yield Corporate Fund Investor Shares is advised by The Vanguard Group, Inc.

Vanguard STAR Fund	Long-term capital appreciation and income	Balanced Fund	The Vanguard® STAR Fund is advised by The Vanguard Group, Inc.

Vanguard Prime Money Market Fund	Current Income/ Preservation of Capital	Money Market	The Vanguard® Prime Money Market Fund Investor Shares is advised by The Vanguard Group, Inc.

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Availability of Options — Some Underlying Funds may not be available through certain Plans.

Selection of Underlying Funds — We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of Participant Account Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular

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Underlying Fund. The Plan will determine which Investment Options are available for its Participants. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.

Separate Account Pricing Agreement — Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Contract or the Certificates thereunder. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the Plan under which a Certificate is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that a Participant may cast is based on the number of Accumulation Units or Annuity Units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulations, We may disregard certain Participant voting instructions under certain circumstances.

The Contract

Who owns the money accumulated under the Contract?

Under the Contract, We may establish one or more accounts for You. Generally, We establish a Certificate Account to receive salary reduction and rollover amounts and a Contract Account to receive employer amounts. You have the right to the value of Your Certificate Account and any Contract Account established on Your behalf.

Participants’ Rights

The Contract and the Certificates thereunder will be issued under a Qualified Retirement Plan, as defined in this prospectus, and are subject to certain tax restrictions. See “Tax Consequences.”

For Qualified Contracts, the Participant may be required to forego certain rights granted by the Certificate and should refer to the provisions of his or her Certificate, the provisions of the Plan and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing Plan, or to the rights of any irrevocable beneficiary, the Participant may exercise all privileges of ownership, as defined in the Certificate. These privileges include the right during the period specified in the Certificate to change the beneficiary, and to agree to a modification of the Certificate terms. When multiple Certificate numbers, with the same first nine digits in the Certificate numbers, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Participant completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive

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it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Certificate issued under a Qualified Retirement Plan is generally prohibited.

Purchasing a Certificate

To purchase a Certificate, You must complete an enrollment form bearing all requested signatures and a suitability form. For 403(b), 457(b) and 401 Plans the employer will purchase the Certificate on behalf of the employee/ Participant, but the Participant will still be required to complete an enrollment form and suitability form.

Enrollment forms are to be sent to Our Home Office. If the appropriate broker-dealer has approved the suitability of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of receipt, and credit Your initial Net Premium to Your Certificate. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form and premium payment at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier). If received at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date.

If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the Participant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the Participant.

Although We do not anticipate delays in Our receipt and processing of enrollment forms or premium payments, We may experience such delays to the extent agents fail to forward enrollment forms and premium payments to Our Home Office on a timely basis.

Canceling the Certificate

You have the right to cancel the Certificate for any reason within 30 days after You receive the Certificate. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.

Premium Payments

Amount and Frequency of Premium Payments — Net Premium allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. Any Net Premium received and considered to be in good form will be credited on the Valuation Date of receipt. We deem receipt to occur on a Valuation Date if We receive premium at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier) on that day. If received at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date. HMLIC pays a premium bonus under Certificates to which the premium bonus rider is attached. See “Charges for Optional Riders —Premium Bonus Rider”, below. HMLIC limits the maximum cumulative premium to $1 million, without Our prior approval.

The IRC limits the amounts that may be contributed to Qualified Retirement Plans. See “Tax Consequences - Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”

Allocation of Net Premium — When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium among the Investment Options. The amount You direct to a particular Investment Option must be in whole number percentages from 5% to 100% of the Net Premium. If You make additional premium payments, We will allocate the Net Premium in the same manner as Your initial Net Premium unless You change the allocation percentages. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested. The Participant may request a change of allocation at any time.

Accumulation Units and Accumulation Unit Value — Net Premium allocated to the Separate Account is credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium is determined by dividing the

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dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, operating expenses of the Underlying Fund and the deduction of certain charges under the Certificate.

Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee and applicable rider charges We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

Good Form — The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.

Transfers — Subject to certain restrictions, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, at any time before the Annuity Date. We reserve the right to limit transfers from the General Fixed Account before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the General Fixed Account meets your investment criteria:

•	No more than 25% of the General Fixed Account value can be transferred to one or more Guarantee Period Accounts or Subaccounts during a 365 day period.
•

If a request to transfer the total General Fixed Account value to one or more Guarantee Period Accounts or Subaccounts is received, the General Fixed Account value will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the year of the final transfer.

Transfers from the Guarantee Period Accounts may be subject to a Market Value Adjustment. See Your Certificate for details.

We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund. We reserve the right to terminate the transfer privilege at any time for all Participants. We also reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.

You may transfer value from one existing Investment Option into other Investment Options. We reserve the right to limit the number of Investment Options You can choose to transfer into. The minimum amount that can be transferred is $100 or the entire dollar value of the Investment Option, whichever is less. A transfer may not leave an Investment Option with a balance of less than $100.

A Participant may elect to transfer funds between Subaccounts and the Fixed Account by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may

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delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information — Forms Availability.”

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money from one or more Investment Options into one or more other Investment Options. Any Guarantee Period Accounts are not available for the dollar cost averaging program. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. There is no cost for this program. The minimum amount to be transferred to any one Investment Option is 5% of the Participant Account Value. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. There currently are no such limitations, other than the exclusion of the Guarantee Period Accounts referred to above. You may request dollar cost averaging by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a rebalancing program.

The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each month until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657 Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.

Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Participant’s name and Certificate number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.

Rebalancing — Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Participant Account Value either once or on a periodic basis. The Guarantee Period Accounts are not available for rebalancing and You may not elect this program if You are participating in a dollar cost averaging program.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. The minimum percentage that may be transferred to any one Investment Option is 5% of the Participant Account Value. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. There currently are no such limitations other than the exclusion of the Guarantee Period Accounts referred to above. There is no charge for this program.

HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.

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Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Participant Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Participant Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.

All requests must identify the Participant’s name and Certificate number, specify the Investment Options and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.

Changes to Premium Allocations — A Participant may elect to change the allocation of future Net Premium at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for each Investment Option (in whole percentages). Allocations made to the Investment Options must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Investment Option in any given Certificate Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless You specify a later date. See “Other Information — Forms Availability.”

Market Timing — The Certificates and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account, and has policies and procedures to detect and deter market timing. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Participants and their Certificate performance, more specifically.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Participants. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all Participants of Contracts offered under this prospectus.

We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Certificate to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.

If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. As stated above, we will make decisions on whether a Participant appears to be engaged in a market timing strategy and whether to impose restrictions on the Participant in our sole discretion. Accordingly, although we will attempt to apply our market timing policies and procedures uniformly to all Participants, there is no assurance that we will detect all market timing activity. Participants may not be identified as potential market timers and Participants who have been identified as potential market timers but on whom restrictions have not been imposed, may continue market timing activities, which could harm other Participants.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption

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fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Participant Account Value may only be withdrawn from Qualified Contracts under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.

The surrender or partial withdrawal of Variable Account Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office unless a future date is requested. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include penalty taxes resulting from premature distribution. (See “Tax Consequences.”)

A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Participant and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $250,000, We will confirm receipt of the request with the Participant. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Participant. See “Tax Consequences” and “Other Information — Forms Availability.” Additional forms or requirements may be imposed by the employer.

Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release your distribution until the full 15 days following the address change has passed.

We may apply a surrender charge based on the Premium Year of each premium payment. We make withdrawals from Your Participant Account Value in the following order:

1.	from the premium payment paid on a first in first out basis; then

2.	from Variable Account earnings, any Fixed Account interest and any premium bonuses paid.

Premium bonuses (if applicable) and any earnings thereon are treated as earnings under a Certificate for purposes of the surrender charge. We do not assess a surrender charge on Certificate earnings.

If a withdrawal or surrender is taken from a Guarantee Period Account, a Market Value Adjustment may also be applied. See Your Certificate for specific details.

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Under conditions set forth in the Contract (and Your Certificate), We may waive any applicable surrender charges and any Market Value Adjustment on withdrawals or surrenders of cumulative amounts of premium payments received for Your Certificate and not assumed to have been withdrawn previously. When a withdrawal occurs for which surrender charges are waived, no premium payment is assumed to have been withdrawn. Once a premium payment is assumed to be withdrawn for surrender charge purposes, it will not be assumed to be withdrawn for any subsequent withdrawal or surrender. Surrender charges on all premium payments cease on the Certificate Anniversary stated in Your Certificate. See Your Certificate for the specific details.

The applicable surrender charge will be deducted from the amount withdrawn and the balance will be paid to You. For example, given a single premium payment of $10,000 to the Variable Account and a 5% surrender charge, a request to withdraw $3,000 will result in a surrender charge of $3,000 × 5% = $150, which will be deducted from the withdrawal and the balance of $2,850 would be paid to You. Withdrawals are assumed to be from premium first, so the entire withdrawal would be assumed to be from the premium. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,158 from Your account raising the surrender charge to $3,158 × 5% = $158 with the balance of $3,000 paid to You.

The surrender charge is assessed on the basis of the premium payments surrendered or withdrawn and will never exceed 9% of Your total Net Premium during the lifetime of the Certificate as required by SEC regulations, because the maximum surrender charge as determined by HMLIC is guaranteed not to exceed 8%.

If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.

If You request a withdrawal for hardship purposes from Your 403(b) Certificate or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to this and all other retirement plans of Your employer for six months (or an additional period of time as may be provided in Your employer’s Plan). You should consult with Your Plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract — Transactions — Contract Discontinuance Provision.”

Systematic Withdrawals — You may select systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. HMLIC may restrict some Investment Options from being available for this program. Any applicable surrender charges and Market Value Adjustment will apply. Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Certificates with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:

•	Required minimum distribution — Allows You to receive Your Required Minimum Distribution periodically throughout the calendar year.
•

Free out only — Allows You to receive Your Certificate free out amount in periodic payments through the year. Your Certificate free out is the amount You are allowed to withdraw each year without incurring any Certificate charges or Market Value Adjustments.

•	Interest only — Allows You to receive the interest earned in the Fixed Account under Your Certificate in periodic payments through the year.
•	Fixed amount — Allows You to receive a specified amount in periodic payments.
•	Percent of account value — Allows You to withdraw a percentage of the Participant Account Value in periodic payments.
•	Substantially equal periodic payments — Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty prior to age 59 1/2.

A Participant eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Participant may request a HMLIC systematic

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withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Certificate is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Participant Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission (“SEC”); (2) any period when the SEC determines that an emergency exists that makes it not reasonably practical to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account. In addition, if pursuant to SEC rules, the Vanguard Prime Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the Portfolio until the Portfolio is liquidated.

We reserve the right to defer payment of amounts from the Fixed Account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which the Contract Owner is located. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant’s Account to governmental regulators.

If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract — Transactions — Contract Discontinuance Provision.”

Confirmations — HMLIC mails written confirmations of premium payments and systematic withdrawals to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.

If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P. O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).

Contract Discontinuance Provision — This provision will apply to Your Certificate only if the related Contract has no surrender charges and a Contract discontinuance endorsement is attached to Your Certificate. Under that endorsement, if the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance (the “General Fixed Account Value”) in four equal installments, plus any interest due, annually over a period of four years. No more than 25% of the General Fixed Account Value will be paid in any year prior to the year of the final payment. The first installment of General Fixed Account Value (plus any interest due), plus any Variable Account Value and any dollar value in any Guarantee Period Account, will be paid as directed by the Contract Owner within seven days after We receive such directions, in good form, from the Contract Owner. The remaining installments of General Fixed Account Value, plus interest due, will be paid annually thereafter.

Deductions and Expenses

We make certain charges and deductions under the Certificates. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Certificate may result in a profit to Us.

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Services and Benefits We Provide:

•	the death benefit, and cash benefits under the Certificates
•	Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners and Participants
•	Annuity Payment options

Costs and Expenses We Incur:

•	costs associated with processing applications and enrollment forms and with issuing and administering the Contracts and Certificates
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts and the Certificates thereunder
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium, and other taxes and fees
•	costs associated with acting as an approved investment provider in an employer’s plan such as recordkeeping fees or administration fees (for example, third party administrator fees)

Risks We Assume:

•	that the costs of providing the services and benefits under the Contracts and Certificates exceed the charges We deduct

Waiver, Reduction or Elimination of Deductions and Expenses — We may reduce, waive or eliminate any of the deductions or expenses for the Contract and Certificates under a particular employer’s Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:

•	The number of Participants under the Plan;
•	The type and nature of the group to which a Contract is issued;
•	The expected level of assets and/or cash flow under the Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Plan;
•	The Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Certificates;
•	Our assessment of the financial risk to Us relating to withdrawals;
•	Whether the Contract results from the exchange of another contract issued by Us to the sponsor of the Plan; and
•	Features of the Plan.

We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.

We may also apply different deduction and expense provisions in Contracts issued to certain employer groups or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting deduction or expense uniformly to all employees in the group.

All charges, deductions and expenses applicable to Your Certificate will be stated in Your Certificate.

Premium Taxes — Certain state and local governments levy a premium tax, currently between 0% and 1%. We may deduct any premium taxes relating to the Certificates from the premium or from the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Participant’s current place of residence.

Surrender Charges — If You make a withdrawal or surrender under the Certificate, HMLIC will assess a charge to compensate Us for the cost of selling the Certificate.

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The surrender charge is a percentage of premium surrendered or withdrawn and will never be greater than the schedule below:

Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%

In no event will the surrender charge apply after the 10th Certificate Anniversary.

The “premium year” is the period of time from the date the premium was paid. The following example illustrates how the surrender charge is applied.

Assume that the surrender charge is as shown in the schedule above. You surrender Your Certificate in the last month of the seventh year of the Certificate. Any premium received in the first year of the Certificate would not be subject to a surrender charge but any premium received in the first month of the third year of the Certificate would be subject to a 5% surrender charge. If You surrender Your Certificate at any time after the 10th year of the Certificate, no surrender charge would apply to any premium.

Withdrawals may not be made from Qualified Contracts, except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, a Participant may surrender the Certificate in whole or withdraw a portion of the Participant Account Value for cash before Annuity Payments begin.

In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Certificate for further details. For further information regarding surrender or withdrawals see “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

Annual Maintenance Fee — We will deduct an annual maintenance fee of no more than $36 from each Certificate on each Certificate Anniversary. This fee will be waived if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of a Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.

The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Certificates. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Certificates.

Mortality and Expense Risk Fee (“M&E Fee”) — For assuming mortality and expense risk, We apply an asset charge to the Subaccounts for the life of the Certificate. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

The mortality risk includes (1) the risk that a Participant who purchases a Certificate will die before HMLIC has recovered its expenses for the Certificate, (2) the risk that a Participant’s death will occur at a time when the death benefit payable by HMLIC exceeds the Participant Account Value, and (3) the risk that a Participant who has selected an annuity payment option will live longer than expected and result in HMLIC paying more under the annuity payment option than We anticipated. The expense risk is the risk that Our pricing of the Certificates will be insufficient compared to the actual costs incurred in connection with the marketing and administration of the Certificates and the payment of benefits on the Certificates.

If this charge, combined with any other charges under the Group Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.

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Charges for Optional Riders

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium — If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest — If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Guaranteed Minimum Death Benefit Rider — Return of Premium — If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

*	If both the Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.

Premium Bonus Rider — This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. Where the rider is included or offered, the premium bonus may be any percentage between 0% and 5% and will never be paid longer than 5 years. There may be a separate charge for this rider which will not exceed 0.50% annually of the Participant’s average Participant Account Value. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option. We expect to make a profit on Certificates issued with this rider.

The following example illustrates the possible impact of purchasing a Certificate with the premium bonus rider. Assume that You pay a single Net Premium of $10,000 that receives a 2% premium bonus ($200); that as a result of the premium bonus rider the Certificate has a 3% surrender charge that ends after the first three years of the Certificate; and that there are no other consequences associated with the premium bonus rider. If You were to surrender the Certificate at any time during the first three years, You would pay a $300 surrender charge, which would exceed the amount of the premium bonus. If You were to surrender the Certificate in the fourth year of the Certificate, there would be no surrender charge and You would have benefited from the premium bonus rider.

Operating Expenses of the Underlying Funds — The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.

Death Benefits

Death Benefit Proceeds

If a Participant dies before the Annuity Date and while the Certificate is in force, We will pay a death benefit to the beneficiary/beneficiaries designated by the Participant. The death benefit ends at the Annuity Date. When multiple Certificate numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. The death benefit is determined for each beneficiary as of the date Proof of the Participant’s Death is received by HMLIC from such beneficiary. Proof of Participant’s Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.

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If, pursuant to SEC rules, the Vanguard Prime Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any death benefit from the Portfolio until the Portfolio is liquidated.

The beneficiary will receive the greatest of:

1.	the Participant Account Value; or

2.	the death benefit provided in any rider elected and attached to the Certificate.

At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

Every state has unclaimed property laws which generally declare annuity Certificates to be abandoned after a period of inactivity of 3 to 5 years from the Certificate’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Participant last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Certificate proceeds if the beneficiary or owner of the property presents a claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.

Guaranteed Minimum Death Benefit Riders — The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits described below. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.

Guaranteed Minimum Death Benefit — Return of Premium

Death Benefit under this rider — Prior to the Annuity Date, the death benefit is equal to the greatest of:

1.	the Participant Account Value; or

2.	the death benefit provided in any other rider elected and attached to the Certificate; or

3.	the Return of Premium Death Benefit described in this rider.

Return of Premium Death Benefit — On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.

An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. (The Loan Reserve Account Value is the amount equal to the sum of the outstanding loan principal plus any interest credited to the loan reserve account. The loan reserve account is an interest bearing account established when a loan is made.)

The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.

We will calculate the Death Benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office.

Rider charge — Any charge for this rider is guaranteed not to increase after the rider has been issued.

We will deduct any charge for this rider from Your Variable Account Value.

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Rider termination — This rider cannot be terminated by the Contract Owner or the Participant after the Certificate Date. This rider terminates upon the earliest of:

a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or

b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or

c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.

Guaranteed Minimum Death Benefit — Step-up with Return of Premium

Death Benefit under this rider — Before the Annuity Date, the death benefit is equal to the greatest of:

1.	the Participant Account Value; or

2.	the death benefit provided in any other rider elected and attached to the Certificate; or

3.	the Return of Premium Death Benefit described in this rider; or

4.	the Step-Up Death Benefit described in this rider.

We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. See Appendix A for an example of the calculation of this death benefit.

Return of Premium Death Benefit — On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.

An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal.

The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.

Step-Up Death Benefit — The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.

We calculate the Step-Up Anniversary Value for every Certificate Anniversary before the Participant’s attainment of age 81, including the Certificate Anniversary immediately following the Participant’s attainment of age 80 or when We receive Proof of Participant’s Death, whichever is earlier.

The Step-Up Anniversary Value for a given Certificate Anniversary is equal to the sum of the Participant Account Value and any Loan Reserve Account Value as of that Certificate Anniversary increased by any subsequent Net Premium received and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time We receive at Our Home Office Proof of Participant’s Death.

Rider charge — Any charge for this rider is guaranteed not to increase after this rider has been issued.

We will deduct any charge for this rider from Your Variable Account Value.

Rider restrictions — We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.

Termination of this rider — This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:

a.	when the Participant applies the Annuitized Value to an Annuity Payment option under the Certificate; or

b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or

c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.

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Guaranteed Minimum Death Benefit — Return of Premium with Interest

Death benefit under this rider — Before the Annuity Date, the death benefit is equal to the greatest of:

1.	the Participant Account Value; or

2.	the death benefit provided in any other rider elected and attached to the Certificate; or

3.	the Return of Premium with Interest Death Benefit described in this rider.

Return of Premium with Interest Death Benefit — On the Certificate Date, the Return of Premium with Interest Death Benefit is equal to the initial Net Premium received. The Return of Premium with Interest Death Benefit is increased by any subsequent Net Premium received, decreased by an adjustment for any withdrawals, and is accumulated at the following interest rates:

1.	5 percent prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.

2.	0 percent thereafter.

An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium with Interest Death Benefit immediately before the withdrawal.

We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. We also will adjust the Return of Premium with Interest Death Benefit by any outstanding loan balance at that time. See “Appendix A — Guaranteed Minimum Death Benefit Examples” for an example of the calculation of this death benefit.

Maximum Return of Premium with Interest Death Benefit value — The amount of the Return of Premium with Interest Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the Valuation Date We receive Proof of Participant’s Death.

Rider charge — Any charge for this rider is guaranteed not to increase after the rider has been issued.

We will deduct any charge for this rider from Your Variable Account Value.

Rider restrictions — We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.

Termination of this rider — This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:

a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or

b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or

c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.

Annuity Payments

Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 70 1/2. (See “Tax Consequences — Taxation of Annuity Benefits.”)

The Participant may elect to have a portion of the Certificate Account Value applied to purchase Annuity Payments, leaving the remainder of the Certificate Account Value in the Certificate. The portion applied to purchase Annuity Payments may be subject to income tax and an additional 10% penalty tax. The portion of the Certificate Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.

The Certificate provides for fixed or Variable Annuity Payment options or a combination of both. The Participant may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office.

We will process the request so that the Fixed Annuity Payments begin as of the date requested except for the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the General

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Fixed Account on the Valuation Date Your request in good form is received in Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form in Our Home Office. Your Net Premium allocation(s) will be changed to the Fixed Account or Variable Account, depending on the type of Annuity Payment option elected. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to have federal and state income taxes withheld. (See “Other Information — Forms Availability” and “Tax Consequences.”)

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year.

Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Participant Account Value may be paid in a lump sum.

Certain of the Annuity Payment options available under a Certificate can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.

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If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4%, or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.

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The Cash Refund at Death option pays to the beneficiary, upon Your death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon Your death, continue Annuity Payments to the payee until total Annuity Payments made equal the Annuitized Value.

The death benefit ends upon full annuitization of the Certificate.

Annuity Payment Options

The following Annuity Payment options are available on a Variable basis unless otherwise stated.

Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years — Annuity Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Participant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Participant lives, or until all guaranteed payments have been made, whichever is later. Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Participant’s death occurs before the due date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years on a fixed payment basis, You may elect an Increase option.

Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the beneficiary(ies) as scheduled.

After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.

Payments for a Specified Period — Annuity Payments are made to the Participant beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the 10th Certificate Anniversary. This option is available on a fixed payment basis only.

Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled.

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You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.

If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender charges and/or a Market Value Adjustment may apply. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Certificate will terminate. Thereafter, HMLIC will be free of any liability for the terminated Certificate.

Joint and Survivor Annuity — Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2/3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Participant dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option.

Other Payout Options — If the Participant does not wish to elect one or more of the Annuity Payment options described above, the Participant may:

a.	receive the proceeds in a lump sum less any applicable surrender charges and adjusted by any Market Value Adjustment, or

b.	leave the Certificate with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9), see “Taxation of Qualified Contracts — Required Minimum Distributions,” or

c.	elect any other payout option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Participant instructs. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.

Fixed Annuity Payments — Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Certificate (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) and sex of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option other than the 100% option is chosen; in those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of each monthly Annuity Payment following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

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Annuity Unit Value — The Annuity Unit Value for each Subaccount was initially established at $10.00.

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The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

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If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Not all Subaccount(s) may be available for Annuity Payments.

Misstatement of Age or Sex

If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Participant if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Certificate. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.

Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or Participant or a prospective Contract Owner or Participant should consult a qualified and competent tax advisor before taking any action that could have tax consequences.

In addition, a Contract Owner or Participant or a prospective Contract Owner or Participant considering purchase of an annuity contract/certificate for a qualified retirement plan should understand that purchasing the Contract/Certificate as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Tax Treatment of the Company and Status of the Contracts/Certificates

Separate Account — The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.

Diversification Requirements — The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts/Certificates to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Participant will not pay federal income tax on the investment income and capital gains under a Certificate until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.

Contract Owner Control — In certain circumstances, owners of variable annuity contracts/certificates have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts/certificates because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract/certificate owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts/Certificates, such as the flexibility of a Participant to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts/Certificates do not give the Participants investment control over Separate Account assets, We reserve the right to modify the Contracts/Certificates as necessary to prevent a Participant from being treated as the owner of the Separate Account assets supporting the Contract/Certificate.

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Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.

General Federal Income Tax Provisions

Premature Distribution Tax — In the case of a distribution from a Certificate, there may be imposed an additional tax (penalty tax) equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the Participant reaches age 59 1/2;
•	made on or after the death of a Participant;
•	attributable to the Participant becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Participant.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.

Death Benefits — Amounts may be distributed from a Certificate because of the death of the Participant. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Certificate, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Certificate, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule, and if You are considering purchasing a Certificate on behalf of a corporation, trust, or other entity that is not a natural person, You should discuss the tax consequences with a competent tax advisor.

Contract/Certificate Transactions — A transfer or assignment of ownership of a Certificate, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Certificate may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Qualified Contract is generally prohibited. A Participant contemplating any such transaction should consult a tax advisor as to the tax consequences.

Withholding — Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.

For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Same-Sex Marriage — Current federal tax law recognizes individuals of the same sex as lawfully married if such marriage was validly entered into in a state whose laws authorize the marriage of two individuals of the same sex. Federal tax law does not recognize domestic partnerships, civil unions or other similar formalized relationships at this time. The right of a spouse to continue a Certificate and all Certificate provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. Consequently, a prospective or current Participant who has entered into or is contemplating a domestic partnership or civil union should be aware that the rights of a spouse under the spousal continuation provisions of a Certificate may not be available to such partner.

Taxation of Qualified Contracts

Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract/Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract/Certificate.

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Contributions — Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by Your employer. The exception to this is the amount of salary reductions designated as a Roth contribution (discussed below). These contributions are subject to income tax in the year they were made. Investment earnings credited to the Participant’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a designated Roth account may not be subject to income tax if certain conditions are met.

Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Participant can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Participant’s income in the year they were made and subject to all wage withholding requirements.

Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.

A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts that are eligible for distribution to be converted to Designated Roth accounts. In addition, plans may also allow conversion of amounts that are not eligible for distribution. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax.

Withdrawals — If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Participant has an “investment in the contract.” The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Certificate already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.

For withdrawals from Designated Roth accounts in a 403(b), 457(b) or 401(k) Contract/Certificate, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract/Certificate is considered qualified if it is made more than five years after establishment of the account and made after the Participant attains age 59 1/2, dies or becomes disabled.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b) and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), the terms of the loan require substantially level payments over the term of the loan, the loan amount does not exceed $50,000 or 50% of the value of the Certificate if less, and the terms of the loan are evidenced by a legally enforceable agreement.

Annuity Payments — Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Participant has an investment in the contract. If the Participant has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).

Annuity Payments from Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract/Certificate will not be subject to income tax if they are qualified distributions as defined above.

Rollovers — A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract/certificate. For Section 403(b), 457(b) and 401 Contracts/Certificates only amounts eligible for distribution can be rolled over.

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Beginning in 2015 only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.

Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan or a Section 401(k) plan, or to a Roth IRA.

Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.

Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.

Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

Transfers and Exchanges — For Qualified Contracts with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.

For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Participant reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to conversions of eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion.

Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made: 1) after 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions, and/or deferrals, and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001.

Required Minimum Distributions — The Participant of a Qualified Contract is generally required to take certain required minimum distributions during the Participant’s life, and the beneficiary designated by the Participant is required to take the balance of the Certificate value within certain specified periods following the Participant’s death.

The Participant must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the required minimum distribution depends upon the Certificate value and the applicable life expectancy. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401 plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2 or retires.

Upon the death of the Participant, the beneficiary must take distributions under one of the following two rules:

1.	If the Participant dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as under the method of distribution in effect as of the Participant’s date of death.

34

2.

If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 70 1/2. If the Certificate value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Participant’s death. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an “inherited IRA”.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Participant is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans

All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, Qualified Retirement Plans may impose restrictions on distributions other than those provided by the IRC.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract/Certificate is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $18,000 for 2015 or 100% of income. A special catch-up contribution is available to certain Participants who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,000 for 2015, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations. If permitted by Your Plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Participant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Certificate as of December 31, 1988. Section 403(b) annuity Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $18,000 for 2015 or 100% of includable compensation. Additional catch-up amounts, up to $6,000 for 2015, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year of contribution. Distributions are not generally allowed until the Participant reaches age 70 1/2 except for severance from employment, an unforeseeable emergency, or severe financial hardship. Section 457(b) annuity certificate accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts/certificates are subject to the required minimum distribution rules.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts/certificates to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee

35

contributions, or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $18,000 for 2015 or 100% of includable compensation. Additional catch-up amounts, up to $6,000 for 2015 may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if you are age 50 or older are indexed for inflation in future years. If permitted by Your Plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. Section 401 annuity Contract/Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 401 annuities are subject to the required minimum distribution rules.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract/Certificate, purchasers of annuity contracts/certificates should keep in mind that the value of an annuity contract/certificate owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract/certificate, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.

Gift and Generation-skipping Transfer Tax

The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract/certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract/Certificate, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract/ certificate purchasers who/that are U.S. citizens or residents. Annuity contract/certificate purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract/certificate purchaser’s country of citizenship or residence. Prospective annuity contract/certificate purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract/certificate purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract/Certificate could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract/Certificate.

We have the right to modify the Contract/Certificate in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Contract/Certificate and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Certificates are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Certificates may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 6.00% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions through the fees and charges collected under the Certificates and other corporate revenue.

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Association Relationships — HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;

•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and

•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Certificates.

Modification of the Contract and Certificates — The Contract and Certificates provide that they may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract and Certificates.

Registration Statement — A registration statement of which this prospectus is a part, has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract and the Certificates thereunder.

Communications to Participants — To ensure receipt of communications, Participants must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com.

HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the value of the Certificate to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.

Participant Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

Forms Availability — Specific forms are available from HMLIC to aid the Participant in effecting many transactions allowed under the Certificate. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

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Table of Contents for the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (877) 832-3785, or telephone (800) 999-1030 (toll-free) to request a copy.

Horace Mann Life Insurance Company

P.O. Box 4657

Springfield, Illinois 62708-4657

Please provide free of charge the following information:

             Statement of Additional Information dated May 1, 2015 for the Separate Account

Please mail the above document to:

(Name)

(Address)

(City/State/Zip)

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Appendix A: Market Value Adjustment Examples

A Market Value Adjustment (“MVA”) may apply if you transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period. An MVA is determined by a mathematical formula designed to measure changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative MVA will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The minimum amount that a Participant will ever receive from the Fixed Account equals 87.5 of the Fixed Net Premium accumulated at the Fixed Account guaranteed interest rate as shown in the Participant’s Certificate, less any outstanding loan balance. The MVA is applied before any applicable surrender charges or other charges are deducted.

The MVA Formula

Any amount that is subject to an MVA is multiplied by an adjustment factor (“MVA Factor”) to determine the amount of the MVA.

MVA Factor = 0.9 × {I – (J + .0025)} × N

Where:

I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the establishment of the Guarantee Period. (As used here, “Treasury Rate” means the U.S. Treasury Note Constant Maturity yield as reported in the Federal Reserve Bulletin Release H.15.)

J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the receipt of the transfer, surrender, withdrawal, or annuitization request. Note: J is limited to 3 percent above or below I for the MVA, regardless of the current interest crediting rate.

N = the number of whole or partial years from the date We receive the transfer, surrender, withdrawal, or annuitization request until the end of the relevant Guarantee Period.

Examples:

Assume the following:

•	There is an initial Net Premium of $1,000 to a five-year Guarantee Period Account.
•	The interest rate is 1 percent.
•	There are no surrender charges.
•	The Participant makes a withdrawal of all Participant Account Value in the Guarantee Period Account at the end of the first year of the Certificate.

Calculation of an MVA in a declining interest rate environment

I 6%

J 3%

N 4

Withdrawal Value $1010

¡	MVA Factor = .9 × {.06 – (.03 + .0025)} × 4 = .099 or 9.9%.
¡	MVA = .099 × 1010 = $99.99
¡	Final withdrawal value = $1,109.99

Calculation of an MVA in an increasing interest rate environment

I 6%

J 9%

N 4

Withdrawal Value $1010

¡	MVA Factor = .9 × {.06 – (.09 + .0025)} × 4 = -.117 or -11.7%.
¡	MVA = -.117 × 1010 = $-118.17
¡	Final withdrawal value = $891.83

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Appendix B: Guaranteed Minimum Death Benefit Examples

Example for Return of Premium with Interest Guaranteed Minimum Death Benefit (“Interest GMDB”)

Assume the following:

•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	There is a withdrawal on the 3rd Certificate anniversary of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th Certificate anniversary. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.

The Interest GMDB value at issue is equal to the initial Net Premium.

$100,000

The Interest GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:

$100,000 × 1.053 = $115,763

The withdrawal adjustment is the withdrawal amount divided by the Participant Account Value immediately before the withdrawal and multiplied by the Interest GMDB value immediately before the withdrawal:

$25,000/$125,000 × $115,763 = $23,153

The Interest GMDB value immediately following the withdrawal is the Interest GMDB value immediately before the withdrawal less the withdrawal adjustment:

$115,763 – $23,153 = $92,610

The Interest GMDB value on the 5th Certificate anniversary is the Interest GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:

$92,610 × 1.052 = $102,103

The death benefit is the greatest of the Interest GMDB and the Participant Account Value.

Max [$102,103, $101,000] = $102,103

Example for Guaranteed Minimum Death Benefit — Step-Up with Return of Premium (“Step-Up GMDB”)

Assume the following:

•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	The Participant Account Value on the 1st Certificate Anniversary is $90,000.
•	The Participant Account Value on the 2nd Certificate Anniversary is $120,000.
•	There is a withdrawal during the 3rd Certificate Year of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	The Participant Account Value on the 3rd Certificate Anniversary is $105,000.
•	We are calculating the death benefit during the 4th Certificate Year. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.

The Step-Up Anniversary Value for the 1st Certificate Anniversary projected to the date of death is the Participant Account Value on the 1st Certificate Anniversary less an adjustment for the subsequent withdrawal:

$90,000 – ($25,000/$125,000 × $90,000) = $72,000

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The Step-Up Anniversary Value for the 2nd Certificate Anniversary projected to the date of death is the Participant Account Value on the 2nd Certificate Anniversary less an adjustment for the subsequent withdrawal:

$120,000 – ($25,000/$125,000 × $120,000) = $96,000

The Step-Up Anniversary Value for the 3rd Certificate Anniversary projected to the date of death is the Participant Account Value on the 3rd Certificate Anniversary:

$105,000

The Step-Up GMDB is equal to the maximum of these values:

Max [$72,000, $96,000, $105,000] = $105,000

The Return of Premium Death Benefit at the date of death is the initial Net Premium less a withdrawal adjustment:

$100,000 – ($25,000/$125,000 × $100,000) = $80,000

The death benefit is the greatest of the Step-Up GMDB, the Return of Premium Death Benefit, and the Participant Account Value.

Max [$105,000, $80,000, $101,000] = $105,000

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Appendix C: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.

The Separate Account was established in 2006 but the Vanguard 500 Index Signal Shares, Vanguard Extended Market Index Signal Shares, Vanguard Small Cap Index Signal Shares, Vanguard Developed Markets Index Investor Shares, Vanguard Emerging Markets Stock Index Signal Shares, Vanguard REIT Index Signal Shares, Vanguard Total Bond Market Index Signal Shares and Vanguard Prime Money Market Fund Investor Shares were not added to the Separate Account until January 8, 2013. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. An Accumulation Unit Value is the unit We use to calculate the value of Your interest in a Subaccount. The remaining Underlying Funds not specified above were added to the Separate Account on May 1, 2013.

The tables below show the Accumulation Unit Values that reflect all levels of annual expenses available under the Contracts as of the date of this prospectus.

0.85 M&E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T Rowe Price Emerging Markets Stock Fund	12/31/2014	$32.44		$32.78	4
	12/31/2013	32.86	*	32.44	4
T. Rowe Price Equity Income Fund	12/31/2014	$33.85		$36.23	7
	12/31/2013	33.21	*	33.85	4
T. Rowe Price Global Real Estate Fund	12/31/2014	$17.98		$20.50	7
	12/31/2013	17.95	*	17.98	7
T. Rowe Price Growth Stock Fund	12/31/2014	$52.55		$56.91	5
	12/31/2013	50.99	*	52.55	3
T. Rowe Price International Bond Fund	12/31/2014	$9.51		$9.14	14
	12/31/2013	9.56	*	9.51	14
T Rowe Price New Horizons Fund	12/31/2014	$49.43		$52.21	3
	12/31/2013	47.73	*	49.43	3
T Rowe Price New Income Fund	12/31/2014	$9.31		$9.83	12
	12/31/2013	9.33	*	9.31	12
T. Rowe Price Overseas Stock Fund	12/31/2014	$10.34		$9.83	11
	12/31/2013	10.05	*	10.34	11
T. Rowe Price Small Cap Value Fund	12/31/2014	$51.95		$51.74	5
	12/31/2013	50.68	*	51.95	2
T. Rowe Price Spectrum Income Fund	12/31/2014	$12.97		$13.43	9
	12/31/2013	12.94	*	12.97	9
Vanguard 500 Index Fund	12/31/2014	$141.28		$158.22	1
	12/31/2013	138.27	*	141.28	1
Vanguard Developed Markets Index Fund	12/31/2014	$11.88		$11.15	11
	12/31/2013	11.53	*	11.88	11
Vanguard Emerging Markets Stock Index Fund	12/31/2014	$32.81		$32.89	4
	12/31/2013	33.08	*	32.81	4
Vanguard Extended Market Index Fund	12/31/2014	$54.48		$58.32	3
	12/31/2013	52.84	*	54.48	2
Vanguard High-Yield Corporate Fund	12/31/2014	$6.05		$6.30	22
	12/31/2013	6.04	*	6.05	21
Vanguard Prime Money Market Fund	12/31/2014	$1.00		$0.99	52,534
	12/31/2013	1.00	*	1.00	128

42

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard REIT Index Fund	12/31/2014	$24.82		$32.20	5
	12/31/2013	25.06	*	24.82	5
Vanguard Retirement Income Fund	12/31/2014	$12.76		$13.41	10
	12/31/2013	12.69	*	12.76	10
Vanguard Short-Term Inflation Protected Securities Index Fund	12/31/2014	$24.67		$24.24	5
	12/31/2013	24.71	*	24.67	5
Vanguard Small-Cap Index Fund	12/31/2014	$48.07		$51.33	3
	12/31/2013	46.71	*	48.07	3
Vanguard STAR Fund	12/31/2014	$24.32		$25.89	5,341
	12/31/2013	23.92	*	24.32	5
Vanguard Target Retirement 2015 Fund	12/31/2014	$15.11		$16.02	1,473
	12/31/2013	14.95	*	15.11	8
Vanguard Target Retirement 2025 Fund	12/31/2014	$16.05		$17.07	2,719
	12/31/2013	15.80	*	16.05	7
Vanguard Target Retirement 2035 Fund	12/31/2014	$17.30		$18.42	468
	12/31/2013	16.97	*	17.30	8
Vanguard Target Retirement 2045 Fund	12/31/2014	$18.09		$19.24	1,107
	12/31/2013	17.71	*	18.09	7
Vanguard Total Bond Market Index Fund	12/31/2014	$10.58		$11.18	12
	12/31/2013	10.62	*	10.58	12

0.95 M&E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T Rowe Price Emerging Markets Stock Fund	12/31/2014	$32.41		$32.76	4
	12/31/2013	30.36	*	32.41	4
T. Rowe Price Equity Income Fund	12/31/2014	$33.96		$36.38	4
	12/31/2013	30.78	*	33.96	4
T. Rowe Price Global Real Estate Fund	12/31/2014	$18.03		$20.43	32
	12/31/2013	17.23	*	18.03	15
T. Rowe Price Growth Stock Fund	12/31/2014	$52.49		$56.89	3
	12/31/2013	44.96	*	52.49	3
T. Rowe Price International Bond Fund	12/31/2014	$9.56		$9.10	34
	12/31/2013	9.24	*	9.56	20
T Rowe Price New Horizons Fund	12/31/2014	$49.37		$52.17	3
	12/31/2013	43.63	*	49.37	3
T Rowe Price New Income Fund	12/31/2014	$9.44		$9.96	15
	12/31/2013	9.25	*	9.44	14
T. Rowe Price Overseas Stock Fund	12/31/2014	$10.33		$9.83	14
	12/31/2013	9.32	*	10.33	14
T. Rowe Price Small Cap Value Fund	12/31/2014	$51.89		$51.74	3
	12/31/2013	45.41	*	51.89	3
T. Rowe Price Spectrum Income Fund	12/31/2014	$13.06		$13.48	10
	12/31/2013	12.59	*	13.06	10
Vanguard 500 Index Fund	12/31/2014	$141.90		$159.63	5
	12/31/2013	111.23	*	141.90	2
Vanguard Developed Markets Index Fund	12/31/2014	$11.83		$11.03	47
	12/31/2013	9.86	*	11.83	20

43

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Emerging Markets Stock Index Fund	12/31/2014	$33.45		$33.37	11
	12/31/2013	35.77	*	33.45	5
Vanguard Extended Market Index Fund	12/31/2014	$54.20		$57.69	10
	12/31/2013	40.86	*	54.20	4
Vanguard High-Yield Corporate Fund	12/31/2014	$6.33		$6.64	35
	12/31/2013	6.14	*	6.33	27
Vanguard Prime Money Market Fund	12/31/2014	$1.00		$0.99	162
	12/31/2013	1.00	*	1.00	162
Vanguard REIT Index Fund	12/31/2014	$25.40		$32.73	8
	12/31/2013	25.41	*	25.40	6
Vanguard Retirement Income Fund	12/31/2014	$12.79		$13.44	10
	12/31/2013	12.25	*	12.79	10
Vanguard Short-Term Inflation Protected Securities Index Fund	12/31/2014	$24.62		$24.10	21
	12/31/2013	24.48	*	24.62	21
Vanguard Small-Cap Index Fund	12/31/2014	$47.93		$50.71	5
	12/31/2013	36.11	*	47.93	4
Vanguard STAR Fund	12/31/2014	$24.30		$25.97	6
	12/31/2013	22.35	*	24.30	6
Vanguard Target Retirement 2015 Fund	12/31/2014	$15.10		$16.02	9
	12/31/2013	14.15	*	15.10	9
Vanguard Target Retirement 2025 Fund	12/31/2014	$16.03		$17.11	31
	12/31/2013	14.79	*	16.03	9
Vanguard Target Retirement 2035 Fund	12/31/2014	$17.27		$18.35	61
	12/31/2013	15.72	*	17.27	20
Vanguard Target Retirement 2045 Fund	12/31/2014	$18.06		$19.17	117
	12/31/2013	16.35	*	18.06	24
Vanguard Total Bond Market Index Fund	12/31/2014	$10.79		$11.30	46
	12/31/2013	11.05	*	10.79	20
1.10 M&E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard 500 Index Fund	12/31/2014	$141.27		$157.66	2
	12/31/2013	110.93	*	141.27	1
Vanguard Developed Markets Index Fund	12/31/2014	$11.78		$10.93	15
	12/31/2013	9.81	*	11.78	15
Vanguard Emerging Markets Stock Index Fund	12/31/2014	$33.43		$33.48	4
	12/31/2013	35.60	*	33.43	4
Vanguard Extended Market Index Fund	12/31/2014	$53.85		$57.07	4
	12/31/2013	40.61	*	53.85	4
Vanguard High-Yield Corporate Fund	12/31/2014	$6.33		$6.56	24
	12/31/2013	6.14	*	6.33	24
Vanguard Prime Money Market Fund	12/31/2014	$1.00		$0.99	162
	12/31/2013	1.00	*	1.00	162

44

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard REIT Index Fund	12/31/2014	$25.36		$32.62	6
	12/31/2013	25.33	*	25.36	6
Vanguard Small-Cap Index Fund	12/31/2014	$47.55		$50.29	4
	12/31/2013	35.94	*	47.55	4
Vanguard Total Bond Market Index Fund	12/31/2014	$10.80		$11.37	14
	12/31/2013	11.06	*	10.80	13

1.25 M&E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T Rowe Price Emerging Markets Stock Fund	12/31/2014	$32.32		$32.62	3
	12/31/2013	33.54	*	32.32	3
T. Rowe Price Equity Income Fund	12/31/2014	$34.04		$36.40	4
	12/31/2013	29.45	*	34.04	3
T. Rowe Price Global Real Estate Fund	12/31/2014	$18.13		$20.65	5
	12/31/2013	19.66	*	18.13	5
T. Rowe Price Growth Stock Fund	12/31/2014	$52.39		$56.73	2
	12/31/2013	40.96	*	52.39	2
T. Rowe Price International Bond Fund	12/31/2014	$9.66		$9.32	10
	12/31/2013	9.90	*	9.66	10
T Rowe Price New Horizons Fund	12/31/2014	$49.28		$52.07	2
	12/31/2013	37.49	*	49.28	2
T Rowe Price New Income Fund	12/31/2014	$9.53		$10.08	10
	12/31/2013	9.90	*	9.53	10
T. Rowe Price Overseas Stock Fund	12/31/2014	$10.31		$9.80	11
	12/31/2013	9.13	*	10.31	11
T. Rowe Price Small Cap Value Fund	12/31/2014	$51.79		$51.60	2
	12/31/2013	42.11	*	51.79	2
T. Rowe Price Spectrum Income Fund	12/31/2014	$13.22		$13.70	8
	12/31/2013	13.26	*	13.22	7
Vanguard 500 Index Fund	12/31/2014	$140.96		$157.38	1
	12/31/2013	110.93	*	140.96	1
Vanguard Developed Markets Index Fund	12/31/2014	$11.66		$10.87	15
	12/31/2013	9.81	*	11.66	15
Vanguard Emerging Markets Stock Index Fund	12/31/2014	$33.34		$33.20	4
	12/31/2013	35.60	*	33.34	4
Vanguard Extended Market Index Fund	12/31/2014	$53.61		$56.83	4
	12/31/2013	40.61	*	53.61	4
Vanguard High-Yield Corporate Fund	12/31/2014	$6.24		$6.37	24
	12/31/2013	6.14	*	6.24	24
Vanguard Prime Money Market Fund	12/31/2014	$0.98		$0.96	162
	12/31/2013	1.00	*	0.98	162
Vanguard REIT Index Fund	12/31/2014	$25.04		$32.05	6
	12/31/2013	25.33	*	25.04	6
Vanguard Retirement Income Fund	12/31/2014	$12.82		$13.45	8
	12/31/2013	12.58	*	12.82	8

45

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Short-Term Inflation Protected Securities Index Fund	12/31/2014	$24.58		$24.12	4
	12/31/2013	25.06	*	24.58	4
Vanguard Small-Cap Index Fund	12/31/2014	$47.31		$50.01	4
	12/31/2013	35.94	*	47.31	4
Vanguard STAR Fund	12/31/2014	$24.42		$26.07	4
	12/31/2013	22.22	*	24.42	4
Vanguard Target Retirement 2015 Fund	12/31/2014	$15.06		$15.97	7
	12/31/2013	14.16	*	15.06	7
Vanguard Target Retirement 2025 Fund	12/31/2014	$16.00		$17.05	7
	12/31/2013	14.58	*	16.00	7
Vanguard Target Retirement 2035 Fund	12/31/2014	$17.24		$18.39	7
	12/31/2013	15.31	*	17.24	6
Vanguard Target Retirement 2045 Fund	12/31/2014	$18.03		$19.22	7
	12/31/2013	15.86	*	18.03	7
Vanguard Total Bond Market Index Fund	12/31/2014	$10.73		$11.14	13
	12/31/2013	11.06	*	10.73	14

*	Inception Price on date Underlying Fund was added to the Separate Account.

46

May 1, 2015

STATEMENT OF ADDITIONAL INFORMATION

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Flexible Premium Qualified

Variable Deferred Group Annuity Contracts

Horace Mann Life Insurance Company

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the qualified variable deferred group annuity contract (“Group Contract”) dated May 1, 2015 and the prospectus for the Retirement Protector qualified variable deferred group annuity contract (“Retirement Protector”) dated May 1, 2015. Copies of the prospectus for the Group Contract and Retirement Protector (and the Certificates thereunder) may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectus for the Group Contract and Retirement Protector (and the Certificates thereunder) sets forth information that a prospective investor should know before investing in a Certificate. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the Group Contract and Retirement Protector (and the Certificates thereunder).

May 1, 2015

GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the “Separate Account”). HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, which engages in the business of insurance. HMLIC is an indirect, wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.

ADDITIONAL CONDENSED FINANCIAL INFORMATION

The following schedule includes Accumulation Unit Values for the periods indicated for the Group Contact. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.

The Separate Account was established in 2006 but not funded until January 2, 2008. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. An Accumulation Unit Value is the unit we use to calculate the value of your interest in a Subaccount.

The tables below show three sets of Accumulation Unit Values that reflect the other levels of annual expenses available under the Group Contract. The information for the Accumulation Unit Values reflecting the highest and lowest levels of annual expenses available under the Group Contract can be found in Appendix A of the prospectus for the Group Contract.

2

0.85 M & E (These options are only available in the Group Contract.)

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AB VPS Large Cap Growth Portfolio(1)	12/31/2014	$40.03		$45.19	10,370
	12/31/2013	29.46		40.03	9,568
	12/31/2012 12/31/2011	25.46 26.67		29.46 25.46	8,436 7,190
	12/31/2010	24.48		26.67	5,512
	12/31/2009	17.99		24.48	3,646
	12/31/2008	27.24		17.99	1,571

AB VPS Fund, Inc. Small/Mid Cap Value Portfolio(1)	12/31/2014	$25.48		$27.53	3,322
	12/31/2013	18.67		25.48	2,941
	12/31/2012	15.89		18.67	2,463
	12/31/2011	17.53		15.89	1,893
	12/31/2010	13.96		17.53	1,304
	12/31/2009	9.86		13.96	885
	12/31/2008	14.76		9.86	24

AB VPS Fund, Inc Small Cap Growth Portfolio(2)	12/31/2014	$26.55		$25.77	2,206
	12/31/2013	18.42		26.55	2,123
	12/31/2012	16.18		18.42	1,879
	12/31/2011	15.66		16.18	1,468
	12/31/2010	11.56		15.66	644
	12/31/2009	8.24		11.56	412
	12/31/2008	13.41		8.24	78

American Century VP Mid Cap Value(4)	12/31/2014	$19.03		$21.97	1,236
	12/31/2013	14.75		19.03	812
	12/31/2012	13.94		14.75	73

American Funds IS Blue Chip Growth and Income Fund	12/31/2014	$13.62	*	$15.04	768

American Funds IS Growth Fund	12/31/2014	$78.04	*	$84.35	95

American Funds IS Managed Risk Asset Allocation Funds	12/31/2014	$11.93	*	$12.24	11

American Funds IS New World Fund	12/31/2014	$24.81	*	$22.85	1,192

Ariel Fund®(1)	12/31/2014	$73.15		$80.49	3,380
	12/31/2013	50.98		73.15	3,160
	12/31/2012 12/31/2011 12/31/2010	42.73 48.59 38.89		50.98 42.73 48.59	2,245 1,508 1,066
	12/31/2009	23.96		38.89	380
	12/31/2008	38.68		23.96	21

Calvert VP S&P Mid Cap 400 Index	12/31/2014	$101.93		$110.17	1,955
	12/31/2013	77.59		101.93	788
	12/31/2012 12/31/2011 12/31/2010	66.87 69.12 63.50	*	77.59 66.87 69.12	282 152 99

Davis Value Portfolio(4)	12/31/2014	$17.71		$18.63	28,591
	12/31/2013	13.38		17.71	25,732
	12/31/2012	11.94		13.38	22,220
	12/31/2011	12.56		11.94	18,755
	12/31/2010	11.23		12.56	14,271
	12/31/2009	8.62		11.23	11,728
	12/31/2008	13.16		8.62	1,634

Delaware VIP REIT Series (Service Class)(4)	12/31/2014	$13.00		$16.65	32,680
	12/31/2013	12.87		13.00	28,258
	12/31/2012 12/31/2011 12/31/2010	11.13 10.14 8.07		12.87 11.13 10.14	23,211 18,707 13,306
	12/31/2009	6.60		8.07	8,039
	12/31/2007	10.19		6.60	1,088

Delaware VIP Smid Cap Growth Series Service Class(4)	12/31/2014	$35.04		$35.74	3,803
	12/31/2013	25.06		35.04	3,299
	12/31/2012 12/31/2011	22.82 21.33		25.06 22.82	2,798 2,030
	12/31/2010	15.81		21.33	1,748
	12/31/2009	10.96		15.81	125
	12/31/2008	17.30		10.96	28

Delaware VIP US Growth Series (Service Class)(4)	12/31/2014	$13.31		$14.84	2,039
	12/31/2013	9.98		13.31	1,322
	12/31/2012	9.95		9.98	668

3

(These options are only available in the Group Contract.)

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	12/31/2014	$25.55		$26.63	19,345
	12/31/2013	18.31		25.55	14,095
	12/31/2012	15.95		18.31	8,950
	12/31/2011	15.99		15.95	6,828
	12/31/2010	12.81		15.99	4,327
	12/31/2009	10.32		12.81	2,364
	12/31/2008	14.28		10.32	307

Fidelity VIP Emerging Markets(3)	12/31/2014	$9.10		$9.13	15,505
	12/31/2013	8.85		9.10	12,340
	12/31/2012 12/31/2011 12/31/2010	7.82 10.02 8.81	*	8.85 7.82 10.02	5,867 3,260 785

Fidelity VIP Growth Portfolio(4)	12/31/2014	$55.59		$61.19	20,007
	12/31/2013	41.21		55.59	15,390
	12/31/2012 12/31/2011 12/31/2010	36.32 36.63 29.82		41.21 36.32 36.63	11,606 8,756 5,557
	12/31/2009	23.48		29.82	3,450
	12/31/2008	40.73		23.48	536

Fidelity VIP Growth & Income Portfolio(4)	12/31/2014	$19.53		$21.35	7,749
	12/31/2013	14.78		19.53	6,521
	12/31/2012 12/31/2011 12/31/2010	12.61 12.54 11.04		14.78 12.61 12.54	6,875 5,424 5,661
	12/31/2009	8.75		11.04	3,370
	12/31/2008	13.68		8.75	158

Fidelity VIP High Income Portfolio(4)	12/31/2014	$8.58		$8.59	39,489
	12/31/2013	8.19		8.58	26,639
	12/31/2012 12/31/2011 12/31/2010	7.25 7.04 6.25		8.19 7.25 7.04	19,433 12,872 7,879
	12/31/2009	4.38		6.25	4007
	12/31/2008	5.90		4.38	651

Fidelity VIP Index 500 Portfolio	12/31/2014	$219.79		$246.91	13,463
	12/31/2013	168.00		219.79	10,121
	12/31/2012 12/31/2011 12/31/2010	146.50 145.12 127.52		168.00 146.50 145.12	7,979 6,261 4,186
	12/31/2009	101.74		127.52	2,014
	12/31/2008	145.47		101.74	192

Fidelity VIP Investment Grade Bond Portfolio	12/31/2014	$15.29		$16.02	42,867
	12/31/2013	15.75		15.29	31,654
	12/31/2012 12/31/2011 12/31/2010	15.04 14.16 13.28		15.75 15.04 14.16	18,807 11,850 7,040
	12/31/2009	11.58		13.28	3,957
	12/31/2008	11.98		11.58	346

Fidelity VIP Mid Cap Portfolio(4)	12/31/2014	$43.27		$45.50	13,810
	12/31/2013	32.11		43.27	11,530
	12/31/2012 12/31/2011 12/31/2010	28.26 31.97 25.07		32.11 28.26 31.97	8,223 6,534 5,021
	12/31/2009	18.07		25.07	2,618
	12/31/2008	28.27		18.07	695

4

(These options are only available in the Group Contract.)

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Overseas Portfolio	12/31/2014	$22.15		$20.14	69,898
	12/31/2013	17.16		22.15	55,129
	12/31/2012 12/31/2011	14.37 17.53		17.16 14.37	43,242 32,398
	12/31/2010	15.66		17.53	21,573
	12/31/2009	12.50		15.66	12,211
	12/31/2008	20.13		12.50	1,698

Goldman Sachs VIT Mid Cap Value Fund(4)	12/31/2014	$20.14		$22.62	448
	12/31/2013	15.32		20.14	367
	12/31/2012 12/31/2011	13.08 14.15		15.32 13.08	213 31
	12/31/2010	13.05	*	14.15	22

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio(4)	12/31/2014	$11.65		$12.07	7,657
	12/31/2013	9.95		11.65	2,793
	12/31/2012 12/31/2011	8.78 7.89	*	9.95 8.78	775 28

Ibbotson Balanced ETF Asset Allocation Portfolio(4)	12/31/2014	$12.27		$12.72	10,511
	12/31/2013	11.06		12.27	5,775
	12/31/2012 12/31/2011	10.73 9.31	*	11.06 10.07	1,222 72

Ibbotson Conservative ETF Asset Allocation Portfolio(4)	12/31/2014	$12.16		$12.39	620
	12/31/2013	11.94		12.16	88
	12/31/2012 12/31/2011	11.40 11.07	*	11.94 11.40	10 21

Ibbotson Growth ETF Asset Allocation Portfolio(4)	12/31/2014	$12.01		$12.46	31,014
	12/31/2013	10.39		12.01	22,263
	12/31/2012 12/31/2011	10.73 8.43	*	10.39 9.28	5,112 53

Ibbotson Income & Growth ETF Asset Allocation Portfolio(4)	12/31/2014	$12.23		$12.53	1,227
	12/31/2013	11.49		12.23	298
	12/31/2012 12/31/2011	10.73 10.19	*	11.49 10.73	59 107

JPMoragn Insurance Trust U.S. Equity Portfolio	12/31/2014	$24.04	*	$26.89	287

Lazard Retirement US Small-Mid Cap Equity Portfolio(4)	12/31/2014	$15.81		$17.41	1,599
	12/31/2013	11.79		15.81	1,251
	12/31/2012 12/31/2011 12/31/2010	10.78 11.96 10.92	*	11.79 10.78 11.96	1,010 773 587

Lord Abbett Series Developing Growth Portfolio	12/31/2014	$25.66		$26.39	361
	12/31/2013	18.17	*	25.66	7

Neuberger Berman Genesis Fund(4)	12/31/2014	$43.90		$43.28	6,209
	12/31/2013	32.43		43.90	5,943
	12/31/2012 12/31/2011 12/31/2010	29.86 28.85 24.03		32.43 29.86 28.85	4,711 3,859 3,047
	12/31/2009	19.23		24.03	1,875
	12/31/2008	30.27		19.23	354

Putnam VT Multi-Cap Growth Fund(1)	12/31/2014	$29.97		$33.72	769
	12/31/2013	22.14		29.97	616
	12/31/2012 12/31/2011 12/31/2010	19.12 20.31 11.42		22.14 19.12 20.31	804 556 246
	12/31/2009	8.30		11.42	152
	12/31/2008	14.58		8.30	24

Rainier Small/Mid Cap Equity Portfolio(4)	12/31/2014	$46.34		$48.06	11,401
	12/31/2013	35.06		46.34	10,376
	12/31/2012 12/31/2011 12/31/2010	31.03 32.09 25.91		35.06 31.03 32.09	8,650 7,137 5,515
	12/31/2009	20.11		25.91	3,347
	12/31/2008	36.19		20.11	435

Royce Capital Fund Small Cap Portfolio(4)	12/31/2014	$16.58		$16.97	24,630
	12/31/2013	12.41		16.58	27,050
	12/31/2012 12/31/2011 12/31/2010	11.12 11.59 9.70		12.41 11.12 11.59	20,706 17,137 13,006
	12/31/2009	7.22		9.70	6,674
	12/31/2008	10.32		7.22	1,279

5

(These options are only available in the Group Contract.)

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Equity Income Portfolio VIP II(4)	12/31/2014	$29.91		$31.77	9,637
	12/31/2013	23.31		29.91	7,969
	12/31/2012 12/31/2011	20.10 20.48		23.31 20.10	6,223 5,161
	12/31/2010	17.99		20.48	3,279
	12/31/2009	14.47		17.99	1,589
	12/31/2008	20.21		14.47	316

T. Rowe Price Prime Reserve Portfolio	12/31/2014	$0.97		$0.96	11,124
	12/31/2013	0.98		0.97	9,276
	12/31/2012 12/31/2011	0.99 1.00		0.98 0.99	3,173 5,641
	12/31/2010	1.00		1.00	2,399
	12/31/2009	1.00		1.00	518
	12/31/2008	1.00		1.00	180

Templeton Global Bond VIP Fund	12/31/2014	$22.59		$22.78	6,823
	12/31/2013	22.44		22.59	5,462
	12/31/2012 12/31/2011	19.68 20.04		22.44 19.68	1,959 1,051
	12/31/2010	19.18	*	20.04	24

Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)	12/31/2014	$34.71		$34.54	8,779
	12/31/2013	24.34		34.71	7,824
	12/31/2012 12/31/2011	20.84 20.92		24.34 20.84	5,921 4,382
	12/31/2010	15.57		20.92	3,329
	12/31/2009	11.17		15.57	2,402
	12/31/2008	19.91		11.17	207

Wilshire 5000 Index Portfolio Investment(4)	12/31/2014	$16.88		$18.81	6,442
	12/31/2013	12.88		16.88	5,320
	12/31/2012 12/31/2011	11.26 11.33		12.88 11.26	4,005 3,400
	12/31/2010	9.81		11.33	2,556
	12/31/2009	7.78		9.81	1,892
	12/31/2008	11.30		7.78	1,005

Wilshire Large Co. Growth Portfolio Investment(4)	12/31/2014	$45.77		$49.00	1,958
	12/31/2013	35.44		45.77	1,727
	12/31/2012 12/31/2011	31.42 32.13		35.44 31.42	1,357 1,123
	12/31/2010	27.20		32.13	667
	12/31/2009	20.51		27.20	364
	12/31/2008	32.21		20.51	54

Wilshire Large Co. Value Portfolio Investment(4)	12/31/2014	$21.86		$24.01	12,793
	12/31/2013	16.14		21.86	10,587
	12/31/2012 12/31/2011	14.04 14.65		16.14 14.04	9,716 7,957
	12/31/2010	13.02		14.65	6,859
	12/31/2009	10.21		13.02	4,469
	12/31/2008	15.46		10.21	2,404

Wilshire Small Co. Value Portfolio Investment(4)	12/31/2014	$25.17		$26.50	1,257
	12/31/2013	17.65		25.17	1,183
	12/31/2012 12/31/2011	15.19 16.56		17.65 15.19	1,072 899
	12/31/2010	13.51		16.56	443
	12/31/2009	11.07		13.51	224
	12/31/2008	15.24		11.07	44

6

(These options are only available in the Group Contract.)

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2015 Moderate Fund(4)	12/31/2014	$13.45	$13.97	9,767
	12/31/2013	12.29	13.45	17,407
	12/31/2012 12/31/2011	11.02 10.94	12.29 11.02	15,534 13,246
	12/31/2010	9.89	10.94	9,282
	12/31/2009	8.27	9.89	2,337
	12/31/2008	10.26	8.27	305

Wilshire VIT 2025 Moderate Fund(4)	12/31/2014	$12.95	$13.50	51,999
	12/31/2013	11.63	12.95	43,077
	12/31/2012 12/31/2011	10.41 10.46	11.63 10.41	32,232 16,596
	12/31/2010	9.43	10.46	8,341
	12/31/2009	7.88	9.43	4,052
	12/31/2008	10.18	7.88	617

Wilshire VIT 2035 Moderate Fund(4)	12/31/2014	$12.44	$13.00	71,106
	12/31/2013	10.91	12.44	59,365
	12/31/2012 12/31/2011	9.64 9.89	10.91 9.64	45,517 31,658
	12/31/2010	8.85	9.89	20,532
	12/31/2009	7.37	8.85	11,276
	12/31/2008	10.18	7.37	2,256

Wilshire VIT Global Allocation Fund	12/31/2014	$25.17	$25.52	27,102
	12/31/2013	21.45	25.17	3,398
	12/31/2012 12/31/2011	19.30 19.58	21.45 19.30	1,965 1,014
	12/31/2010	17.80	19.58	411
	12/31/2009	15.19	17.80	521
	12/31/2008	19.22	15.19	11

7

(These options are only available in the Group Contract.)

8

(These options are only available in the Group Contract.)

0.95 M & E (These options are only available in the Group Contract.)

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AB VPS Large Cap Growth Portfolio(1)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$39.51 29.10 25.17 26.39 24.25 17.84 29.59		$44.55 39.51 29.10 25.17 26.39 24.25 17.84	9,179 9,080 8,339 7,557 5,032 2,868 745

AB VPS Fund, Inc. Small/Mid Cap Value Portfolio(1)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$27.81 20.39 17.37 19.19 15.29 10.81 16.76		$30.01 27.81 20.39 17.37 19.19 15.29 10.81	2,641 2,436 2,130 1,735 1,425 1,300 285

AB VPS Fund, Inc Small Cap Growth Portfolio(2)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$26.36 18.30 16.10 15.59 11.52 8.22 14.95		$25.56 26.36 18.30 16.10 15.59 11.52 8.22	5,104 4,374 3,752 2,760 1,237 339 61

American Century VP Mid Cap Value(4)	12/31/2014 12/31/2013 12/31/2012	$19.03 14.76 13.94		$21.94 19.03 14.76	3,026 2,544 29

American Funds IS Blue Chip Growth and Income Fund	12/31/2014	$13.62	*	$15.03	8,720

American Funds IS Growth Fund	12/31/2014	$78.04	*	$84.29	704

American Funds IS Managed Risk Asset Allocation Fund	12/31/2014	$11.93	*	$12.22	7,347

American Funds IS New World Fund	12/31/2014	$24.81	*	$22.84	2,221

Ariel Fund®(1)	12/31/2014	$72.22		$79.38	4,542
	12/31/2013	50.38		72.22	4,304
	12/31/2012 12/31/2011 12/31/2010	42.26 48.11 38.53		50.38 42.26 48.11	3,817 2,818 1,595
	12/31/2009	23.78		38.53	770
	12/31/2008	45.64		23.78	143

Calvert VPS&P Mid Cap 400 Index	12/31/2014	$101.53		$109.42	2,190
	12/31/2013	77.21		101.53	1,811
	12/31/2012 12/31/2011 12/31/2010	66.61 68.92 63.50	*	77.21 66.61 68.92	204 179 145

Davis Value Portfolio(4)	12/31/2014	$17.45		$18.33	46,834
	12/31/2013	13.20		17.45	44,824
	12/31/2012 12/31/2011 12/31/2010	11.78 12.41 11.11		13.20 11.78 12.41	44,992 42,888 37,429
	12/31/2009	8.54		11.11	35,965
	12/31/2008	14.28		8.54	4,028

9

(These options are only available in the Group Contract.)

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Delaware VIP Smid Cap Growth Service Class(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$39.24 28.10 25.61 23.96 17.77 12.35 20.77		$39.99 39.24 28.10 25.61 23.96 17.77 12.35	7,816 6,564 5,166 5,213 3,180 516 44

Delaware VIP REIT Series (Service Class)(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$12.91 12.79 11.07 10.10 8.05 6.59 10.86		$16.52 12.91 12.79 11.07 10.10 8.05 6.59	58,608 52,443 46,948 36,668 28,389 22,819 3,025

Delaware VIP US Growth Series (Service Class)(4)	12/31/2014 12/31/2013 12/31/2012	$13.29 9.98 9.95		$14.81 13.29 9.98	3,913 939 380

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio- Service Shares	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$25.32 18.16 15.84 15.89 12.74 10.28 14.66		$26.37 25.32 18.16 15.84 15.89 12.74 10.28	10,738 9,209 7,747 7,447 4,998 4,858 245

Fidelity VIP Emerging Markets(3)	12/31/2014 12/31/2013	$9.06 8.82		$9.08 9.06	32,921 28,114
	12/31/2012 12/31/2011 12/31/2010	7.80 10.01 8.81	*	8.82 7.80 10.01	20,930 13,738 6,143

Fidelity VIP Growth Portfolio(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$54.87 40.72 35.92 36.27 29.55 23.29 44.09		$60.34 54.87 40.72 35.92 36.27 29.55 23.29	48,860 42,573 35,264 28,304 24,606 20,976 4,119

Fidelity VIP Growth & Income Portfolio(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$21.41 16.22 13.84 13.78 12.14 9.64 16.54		$23.38 21.41 16.22 13.84 13.78 12.14 9.64	37,774 38,703 17,894 14,277 11,398 10,005 797

Fidelity VIP High Income Portfolio(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$8.48 8.09 7.17 6.98 6.19 4.35 5.88		$8.47 8.48 8.09 7.17 6.98 6.19 4.35	97,983 82,835 56,042 30,019 16,539 9,234 2,207

Fidelity VIP Index 500 Portfolio	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$219.66 168.07 146.70 145.46 127.94 102.18 160.48		$246.51 219.66 168.07 146.70 145.46 127.94 102.18	10,506 9,227 6,796 5,730 4,679 3,405 529

10

(These options are only available in the Group Contract.)

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Investment Grade Bond Portfolio	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$15.76 16.24 15.52 14.63 13.73 12.00 12.62		$16.48 15.76 16.24 15.52 14.63 13.73 12.00	49,705 41,922 30,809 15,048 8,803 7,668 1,268

Fidelity VIP Mid Cap Portfolio(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$50.70 37.66 33.18 37.56 29.48 21.28 35.48		$53.25 50.70 37.66 33.18 37.56 29.48 21.28	37,075 25,611 21,170 16,711 12,108 7,328 2,094

Fidelity VIP Overseas Portfolio	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$24.60 19.07 15.99 19.53 17.46 13.96 25.04		$22.34 24.60 19.07 15.99 19.53 17.46 13.96	68,350 57,555 52,287 47,654 39,211 33,647 4,352

Goldman Sachs VIT Mid Cap Value Fund(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010	$20.12 15.32 13.08 14.13 13.05	*	$22.58 20.12 15.32 13.08 14.13	5,129 3,179 1,074 654 27

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011	$11.63 9.93 8.78 7.89	*	$12.03 11.63 9.93 8.78	72,390 31,451 10,882 120

Ibbotson Balanced ETF Asset Allocation Portfolio(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011	$12.24 11.05 10.06 9.31	*	$12.67 12.24 11.05 10.06	118,789 86,844 28,891 7,490

Ibbotson Conservative ETF Asset Allocation Portfolio(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011	$12.07 11.88 11.40 11.07	*	$12.29 12.07 11.88 11.40	24,132 15,802 4,136 207

Ibbotson Growth ETF Asset Allocation Portfolio(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011	$11.98 10.38 9.28 8.43	*	$12.41 11.98 10.38 9.28	114,432 62,524 17,798 26

Ibbotson Income & Growth ETF Asset Allocation Portfolio(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011	$12.20 11.48 10.74 10.19	*	$12.49 12.20 11.48 10.74	30,980 20,688 8,801 3,943

JPMorgan Insurance Trust U.S. Equity Portfolio	12/31/2014	$24.04	*	$26.88	1,049

Lazard Retirement US Small-Mid Cap Equity Portfolio(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010	$15.76 11.76 10.77 11.95 10.92	*	$17.33 15.76 11.76 10.77 11.95	5,937 4,686 3,578 1,423 54

Lord Abbett Series Developing Growth Portfolio	12/31/2014 12/31/2013	$25.62 18.17	*	$26.32 25.62	921 45

Neuberger Berman Genesis Fund(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$43.35 32.05 29.54 28.57 23.82 19.09 28.63		$42.69 43.35 32.05 29.54 28.57 23.82 19.09	25,202 20,108 14,583 11,389 12,286 9,781 5,011

11

(These options are only available in the Group Contract.)

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Putnam VT Multi-Cap Growth Fund(1)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$29.87 22.09 19.10 20.31 11.30 8.22 15.08		$33.58 29.87 22.09 19.10 20.31 11.30 8.22	543 591 571 453 296 166 31

Rainier Small/Mid Cap Equity Portfolio(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$45.79 34.67 30.72 31.81 25.71 19.97 38.994		$47.45 45.79 34.67 30.72 31.81 25.71 19.97	9,326 8,638 9,408 8,752 8,163 8,438 869

Royce Capital Fund Small Cap Portfolio(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$16.40 12.28 11.02 11.50 9.63 7.18 9.88		$16.77 16.40 12.28 11.02 11.50 9.63 7.18	57,898 51,858 48,254 40,718 29,270 23,471 2,574

T. Rowe Price Equity Income Portfolio VIP II(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$30.69 23.94 20.67 21.07 18.53 14.92 23.33		$32.57 30.69 23.94 20.67 21.07 18.53 14.92	17,936 15,037 12,086 8,753 5,680 3,644 627

T. Rowe Price Prime Reserve Portfolio	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$0.98 0.98 0.99 1.00 1.01 1.02 1.00		$0.97 0.98 0.98 0.99 1.00 1.01 1.02	138,230 135,555 37,100 40,530 20,017 13,514 1,494

Templeton Global Bond VIP Fund	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010	$22.50 22.37 19.64 20.01 19.18	*	$22.67 22.50 22.37 19.64 20.01	15,200 12,995 8,670 4,671 860

Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$34.27 24.05 20.62 20.72 15.43 11.09 19.85		$34.07 34.27 24.05 20.62 20.72 15.43 11.09	31,841 21,390 17,234 12,018 11,901 10,419 4,035

Wilshire 5000 Index Portfolio Investment(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$16.67 12.74 11.15 11.23 9.73 7.73 12.24		$18.56 16.67 12.74 11.15 11.23 9.73 7.73	20,484 17,593 19,527 19,650 12,757 6,630 3,219

Wilshire Large Co. Growth Portfolio Investment(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$45.00 34.88 30.96 31.69 26.85 20.26 34.86		$48.13 45.00 34.88 30.96 31.69 26.85 20.26	2,268 2,149 1,941 1,064 751 332 46

12

(These options are only available in the Group Contract.)

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire Large Co. Value Portfolio Investment(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$21.58 15.95 13.89 14.50 12.91 10.13 17.24	$23.68 21.58 15.95 13.89 14.50 12.91 10.13	21,097 16,094 11,735 6,624 2,920 1,334 189

Wilshire Small Co. Value Portfolio Investment(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$24.75 17.37 14.96 16.33 13.33 10.95 16.23	$26.03 24.75 17.37 14.96 16.33 13.33 10.95	4,352 3,270 2,638 2,004 1,105 238 33

Wilshire VIT 2015 Moderate Fund(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$13.32 12.18 10.93 10.86 9.82 8.24 10.91	$13.82 13.32 12.18 10.93 10.86 9.82 8.24	111,304 94,134 79,629 67,757 51,496 39,403 14,555

Wilshire VIT 2025 Moderate Fund(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$12.83 11.54 10.33 10.40 9.38 7.85 10.94	$13.35 12.83 11.54 10.33 10.40 9.38 7.85	232,995 179,734 150,392 104,978 67,666 46,064 6,705

13

(These options are only available in the Group Contract.)

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2035 Moderate Fund(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$12.32 10.81 9.56 9.82 8.79 7.34 10.96	$12.86 12.32 10.81 9.56 9.82 8.79 7.34	335,067 267,205 226,053 173,785 115,618 66,581 10,937

Wilshire VIT Global Allocation Fund	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$24.86 21.21 19.10 19.40 17.65 15.08 20.62	$25.18 24.86 21.21 19.10 19.40 17.65 15.08	47,444 17,098 17,795 14,178 7,853 4,655 623

14

(These options are only available in the Group Contract.)

15

1.05 M & E (These options are only available in the Group Contract.)

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AB VPS Large Cap Growth Portfolio(1)	12/31/2014	$39.90		$44.77	5
	12/31/2013	29.25		39.90	4
	12/31/2012 12/31/2011	25.18 26.50		29.25 25.18	4 12
	12/31/2010	24.43		26.50	8
	12/31/2009	17.95		24.43	8
	12/31/2008	25.05	*	17.95	8

AB VPS Small/Mid Cap Value Portfolio(1)	12/31/2014	$25.11		$27.09	57
	12/31/2013	18.43		25.11	57
	12/31/2012 12/31/2011	15.72 17.39		18.43 15.72	57 69
	12/31/2010	13.88		17.39	71
	12/31/2009	9.82		13.88	71
	12/31/2008	13.34	*	9.82	15

AB VPS Small Cap Growth Portfolio(2)	12/31/2014	$26.39		$25.47	7
	12/31/2013	18.29		26.39	7
	12/31/2012 12/31/2011	16.01 15.55		18.29 16.01	7 23
	12/31/2010	11.54		15.55	16
	12/31/2009	8.22		11.54	16
	12/31/2008	12.65	*	8.22	16

American Century VP Mid Cap Value(4)	12/31/2014	$19.13		$22.18	7
	12/31/2013	14.77		19.13	7
	12/31/2012	13.94		14.77	7

American Funds IS Blue Chip Growth and Income Fund	12/31/2014	$13.62	*	$15.06	9

American Funds IS Growth Fund	12/31/2014	$78.04	*	$84.39	2

American Funds IS Managed Risk Asset Allocation Fund	12/31/2014	$11.93	*	$12.24	11

American Funds IS New World Fund	12/31/2014	$24.81	*	$22.89	5

Ariel Fund®(1)	12/31/2014	$72.96		$80.19	1
	12/31/2013	50.39		72.96	1
	12/31/2012 12/31/2011	42.02 48.03		50.39 42.02	1 5
	12/31/2010	38.65		48.03	6
	12/31/2009	23.90		38.65	6
	12/31/2008	34.34	*	23.90	6

Calvert VP S&P Mid Cap 400 Index	12/31/2014	$102.69		$110.48	2
	12/31/2013	78.13		102.69	1
	12/31/2012 12/31/2011	67.24 69.33		78.13 67.24	2 3
	12/31/2010	63.50	*	69.33	2

Davis Value Portfolio(4)	12/31/2014	$17.47		$18.33	1,439
	12/31/2013	13.22		17.47	1,439
	12/31/2012 12/31/2011	11.82 12.46		13.22 11.82	1,454 1,571
	12/31/2010	11.16		12.46	1,617
	12/31/2009	8.59		11.16	2,357
	12/31/2008	12.00	*	8.59	19

Delaware VIP REIT Series (Service Class)(4)	12/31/2014	$12.87		$16.45	694
	12/31/2013	12.76		12.87	694
	12/31/2012 12/31/2011	11.06 10.10		12.76 11.06	702 800
	12/31/2010	8.06		10.10	825
	12/31/2009	6.59		8.06	1,202
	12/31/2008	9.24	*	6.59	23

Delaware VIP Smid Cap Growth Service(4)	12/31/2014	$34.60		$35.22	68
	12/31/2013	24.79		34.60	68
	12/31/2012 12/31/2011	22.63 21.19		24.79 22.63	68 74
	12/31/2010	15.75		21.19	88
	12/31/2009	10.93		15.75	12
	12/31/2008	16.26	*	10.93	12

Delaware VIP US Growth Series (Service Class)(4)	12/31/2014	$13.37		$14.97	10
	12/31/2013	9.99		13.37	10
	12/31/2012	9.95		9.99	10

Dreyfus Investment Portfolios: Small Cap Stock	12/31/2014	$25.27		$26.29	207
	12/31/2013	18.14		25.27	207
	12/31/2012 12/31/2011	15.83 15.91		18.14 15.83	212 235
	12/31/2010	12.77		15.91	227

16

(These options are only available in the Group Contract.)

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Index Portfolio-Service Shares	12/31/2009	10.30		12.77	409
	12/31/2008	13.26	*	10.30	18

Fidelity VIP Emerging Markets(3)	12/31/2014	$9.21		$9.28	14
	12/31/2013	8.93		9.21	14
	12/31/2012 12/31/2011	7.86 10.04		8.93 7.86	14 28
	12/31/2010	8.81	*	10.04	14

Fidelity VIP Growth Portfolio(4)	12/31/2014	$54.88		$60.30	530
	12/31/2013	40.77		54.88	530
	12/31/2012 12/31/2011	36.00 36.39		40.77 36.00	535 577
	12/31/2010	29.67		36.39	594
	12/31/2009	23.42		29.67	866
	12/31/2008	37.70	*	23.42	6

Fidelity VIP Growth & Income Portfolio(4)	12/31/2014	$19.31		$21.06	202
	12/31/2013	14.64		19.31	202
	12/31/2012 12/31/2011	12.51 12.47		14.64 12.51	203 219
	12/31/2010	10.99		12.47	210
	12/31/2009	8.74		10.99	210
	12/31/2008	12.55	*	8.74	16

Fidelity VIP High Income Portfolio(4)	12/31/2014	$8.53		$8.52	50
	12/31/2013	8.15		8.53	50
	12/31/2012 12/31/2011	7.22 7.02		8.15 7.22	50 85
	12/31/2010	6.23		7.02	70
	12/31/2009	4.38		6.23	69
	12/31/2008	5.78	*	4.38	35

Fidelity VIP Index 500 Portfolio	12/31/2014	$218.40		$245.51	1
	12/31/2013	168.19		218.40	1
	12/31/2012 12/31/2011	146.68 144.47		168.19 146.68	1 4
	12/31/2010	127.24		144.47	3
	12/31/2009	101.09		127.24	9
	12/31/2008	134.60	*	101.09	736

Fidelity VIP Investment Grade Bond Portfolio	12/31/2014	$15.08		$15.76	726
	12/31/2013	15.56		15.08	730
	12/31/2012 12/31/2011	14.88 14.05		15.56 14.88	730 771
	12/31/2010	13.19		14.05	829
	12/31/2009	11.53		13.19	1,379
	12/31/2008	12.11	*	11.53	17

Fidelity VIP Mid Cap Portfolio(4)	12/31/2014	$42.81		$44.74	5
	12/31/2013	31.86		42.81	5
	12/31/2012 12/31/2011	35.03 31.79		31.86 27.93	5 13
	12/31/2010	25.06		31.79	8
	12/31/2009	18.09		25.06	8
	12/31/2008	26.96	*	18.09	8

Fidelity VIP Overseas Portfolio	12/31/2014	$21.90		$19.87	860
	12/31/2013	16.99		21.90	864
	12/31/2012 12/31/2011	14.26 17.43		16.99 14.26	874 967
	12/31/2010	15.61		17.43	993
	12/31/2009	12.48		15.61	1537
	12/31/2008	18.72	*	12.48	8

Goldman Sachs VIT Mid Cap Value Fund(4)	12/31/2014	$20.47		$23.12	8
	12/31/2013	15.51		20.47	8
	12/31/2012 12/31/2011	13.19 14.14		15.51 13.19	7 18
	12/31/2010	13.05	*	14.14	10

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio(4)	12/31/2014	$11.74		$12.21	13
	12/31/2013	9.98		11.74	13
	12/31/2012 12/31/2011	8.78 7.89	*	9.98 8.78	13 29

Ibbotson Balanced ETF Asset Allocation Portfolio(4)	12/31/2014	$12.36		$12.86	7
	12/31/2013	11.10		12.36	12
	12/31/2012 12/31/2011	10.06 9.31	*	11.10 10.06	12 26

Ibbotson Conservative ETF Asset Allocation Portfolio(4)	12/31/2014	$12.18		$12.47	10
	12/31/2013	11.93		12.18	9
	12/31/2012 12/31/2011	11.40 11.07	*	11.93 11.40	10 21

17

(These options are only available in the Group Contract.)

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ibbotson Growth ETF Asset Allocation Portfolio(4)	12/31/2014	$12.10		$12.59	11
	12/31/2013	10.42		12.10	11
	12/31/2012 12/31/2011	9.28 8.43	*	10.42 9.28	11 26

Ibbotson Income & Growth ETF Asset Allocation Portfolio(4)	12/31/2014	$12.32		$12.68	11
	12/31/2013	11.53		12.32	12
	12/31/2012 12/31/2011	10.74 10.19	*	11.53 10.74	12 24

JPMorgan Insurance Trust U.S. Equity Portfolio	12/31/2014	$24.04	*	$26.92	5

Lazard Retirement US Small-Mid Cap Equity Portfolio(4)	12/31/2014	$16.00		$17.70	9
	12/31/2013	11.88		16.00	9
	12/31/2012 12/31/2011	10.83 11.95		11.88 10.83	9 20
	12/31/2010	10.92	*	11.95	11

Lord Abbett Series Developing Growth Portfolio	12/31/2014	$25.67		$26.50	6
	12/31/2013	18.77		25.67	5

Neuberger Berman Genesis Fund(4)	12/31/2014	$43.86		$43.08	4
	12/31/2013	32.30		43.86	4
	12/31/2012 12/31/2011	29.63 28.85		32.30 29.63	4 12
	12/31/2010	24.10		28.85	7
	12/31/2009	19.20		24.10	7
	12/31/2008	28.44	*	19.20	7

Putnam VT Multi-Cap Growth Fund(1)	12/31/2014	$29.99		$33.52	7
	12/31/2013	22.13		29.99	6
	12/31/2012 12/31/2011	19.03 20.29		22.13 19.03	6 17
	12/31/2010	11.44		20.29	11
	12/31/2009	8.27		11.44	15
	12/31/2008	13.61	*	8.27	15

Rainier Small/Mid Cap Equity Portfolio(4)	12/31/2014	$45.93		$47.55	142
	12/31/2013	34.81		45.93	141
	12/31/2012 12/31/2011	30.88 32.00		34.81 30.88	143 157
	12/31/2010	25.89		32.00	153
	12/31/2009	20.07		25.89	260
	12/31/2008	33.14	*	20.07	6

Royce Capital Fund Small Cap Portfolio(4)	12/31/2014	$16.42		$16.77	358
	12/31/2013	12.31		16.42	644
	12/31/2012 12/31/2011	11.05 11.55		12.31 11.05	644 665
	12/31/2010	9.68		11.55	654
	12/31/2009	7.22		9.68	672
	12/31/2008	9.86	*	7.22	3

T. Rowe Price Equity Income Portfolio VIP II(4)	12/31/2014	$29.68		$31.30	6
	12/31/2013	23.13		29.68	6
	12/31/2012 12/31/2011	19.87 20.33		23.13 19.87	7 17
	12/31/2010	17.93		20.33	11
	12/31/2009	14.44		17.93	11
	12/31/2008	18.34	*	14.44	11

T. Rowe Price Prime Reserve Portfolio	12/31/2014	$0.96		$0.95	130
	12/31/2013	0.96		0.96	130
	12/31/2012 12/31/2011	0.96 0.98		0.96 0.96	129 332
	12/31/2010	0.99		0.98	202
	12/31/2009	1.00		0.99	202
	12/31/2008	1.00	*	1.00	202

Templeton Global Bond VIP Fund	12/31/2014	$22.50		$22.78	6
	12/31/2013	22.25		22.50	6
	12/31/2012 12/31/2011	19.45 19.92		22.25 19.45	6 16
	12/31/2010	19.18	*	19.92	10

Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)	12/31/2014	$34.25		$34.01	31
	12/31/2013	24.06		34.25	119
	12/31/2012 12/31/2011	20.65 20.78		24.06 20.65	119 130
	12/31/2010	15.48		20.78	124
	12/31/2009	11.15		15.48	124
	12/31/2008	18.58	*	11.15	11

Wilshire 5000 Index Portfolio Investment(4)	12/31/2014	$16.73		$18.61	4
	12/31/2013	12.75		16.73	11
	12/31/2012 12/31/2011	11.10 11.23		12.75 11.10	11 31
	12/31/2010	9.79		11.23	20
	12/31/2009	7.77		9.79	19
	12/31/2008	10.45	*	7.77	19

18

(These options are only available in the Group Contract.)

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period

Wilshire Large Co. Growth Portfolio Investment(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$45.40 35.03 30.92 31.90 27.14 20.45 30.04	*	$48.28 45.40 35.03 30.92 31.90 27.14 20.45	4 4 4 11 7 7 7

Wilshire Large Co. Value Portfolio Investment(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$21.54 15.93 13.80 14.49 12.97 10.19 14.01	*	$23.49 21.54 15.93 13.80 14.49 12.97 10.19	9 9 9 23 14 15 14

Wilshire Small Co. Value Portfolio Investment(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$24.78 17.40 14.91 16.34 13.41 11.03 14.01	*	$26.05 24.78 17.40 14.91 16.34 13.41 11.03	3 8 8 23 15 15 14

Wilshire VIT 2015 ETF Fund(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$13.28 12.16 10.92 10.86 9.84 8.25 9.82	*	$13.78 13.28 12.16 10.92 10.86 9.84 8.25	186 186 186 234 223 259 84

Wilshire VIT 2025 ETF Fund(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$12.80 11.52 10.33 10.41 9.40 7.88 9.65	*	$13.31 12.80 11.52 10.33 10.41 9.40 7.88	122 122 122 143 132 132 21

Wilshire VIT 2035 ETF Fund(4)	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$12.30 10.81 9.57 9.83 8.82 7.36 9.40	*	$12.83 12.30 10.81 9.57 9.83 8.82 7.36	1,416 1,426 1,435 1,443 1,432 1452 49

Wilshire VIT Global Allocation Fund	12/31/2014 12/31/2013 12/31/2012 12/31/2011 12/31/2010 12/31/2009 12/31/2008	$24.83 21.20 19.11 19.43 17.69 15.13 18.19	*	$25.11 24.83 21.20 19.11 19.43 7.69 15.13	309 278 277 289 750 750 178

19

(1)

On and after May 1, 2012, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(2)

On and after February 1, 2013, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(3)

On and after May 1, 2014, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount

▲

Fidelity VIP Emerging Markets SC2

(4)

On and after May 1, 2015, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC 2

Wilshire 5000 Index Fund (Investment Class) Portfolio

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

20

(These options are only available in the Group Contract.)

UNDERWRITER

HMLIC offers and sells the Group Contract and Retirement Protector and Certificates thereunder on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

HMLIC contracts with HM Investors to distribute the Group Contract and Retirement Protector and Certificates thereunder. The Group Contract and Retirement Protector and Certificates thereunder also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Group Contract and Retirement Protector and Certificates thereunder to its registered representatives and to other selling firms for their sales of the Group Contract and Retirement Protector and Certificates thereunder.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account as of December 31, 2014 and for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 200 E. Randolph Drive, Chicago, Illinois 60601.

The KPMG LLP report dated April 24, 2015 of Horace Mann Life Insurance Company includes explanatory language that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.

21

FINANCIAL STATEMENTS

Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Group Contract, Retirement Protector and Certificates thereunder.

22

Report of Independent Registered Public Accounting Firm

The Contract Owners

Horace Mann Life Insurance Company Qualified Group Annuity Separate Account and

The Board of Directors and Stockholder

Horace Mann Life Insurance Company

We have audited the accompanying statement of net assets of each sub-account within Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the “Company”), as of December 31, 2014, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agent of the underlying mutual funds and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within the Company as of December 31, 2014, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, IL

April 24, 2015

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 2014

	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP GROWTH AND INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS FUNDS IS MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS IS NEW WORLD FUND
ASSETS
Investments at market value	$1,689,944	$251,305	$292,991	$120,267	$144,693	$68,002	$90,282	$91,407

TOTAL ASSETS	$1,689,944	$251,305	$292,991	$120,267	$144,693	$68,002	$90,282	$91,407

NET ASSETS
Active Contract Owners	$1,689,944	$251,305	$292,991	$120,267	$144,693	$68,002	$90,282	$91,407

TOTAL NET ASSETS	$1,689,944	$251,305	$292,991	$120,267	$144,693	$68,002	$90,282	$91,407

INVESTMENTS
Cost of investments	$1,062,316	$206,226	$274,770	$110,251	$142,205	$66,726	$89,403	$96,198
Unrealized appreciation (depreciation) on investments	$627,628	$45,079	$18,221	$10,016	$2,488	$1,276	$879	$(4,791)
Number of shares in underlying mutual funds	35,668	11,533	14,649	6,062	9,890	853	7,358	4,446
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	17,674	2,856	3,827	1,198	121	4	10	578
M&E Rate .0085	10,370	3,322	2,206	1,236	768	95	11	1,192
M&E Rate .0095	9,179	2,641	5,104	3,026	8,720	704	7,347	2,221
M&E Rate .0105	5	57	7	7	9	2	11	5
M&E Rate .0110	—	—	—	—	—	—	—	—
M&E Rate .0125	175	1	249	7	9	2	11	5
Total Units	37,403	8,877	11,393	5,474	9,627	807	7,390	4,001
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$45.52	$27.66	$25.94	$22.04	$15.05	$84.34	$12.24	$22.86
M&E Rate .0085	$45.19	$27.53	$25.77	$21.97	$15.04	$84.35	$12.24	$22.85
M&E Rate .0095	$44.55	$30.01	$25.56	$21.94	$15.03	$84.29	$12.22	$22.84
M&E Rate .0105	$44.77	$27.09	$25.47	$22.18	$15.06	$84.39	$12.24	$22.89
M&E Rate .0110	$—	$—	$—	$—	$—	$—	$—	$—
M&E Rate .0125	$43.82	$30.13	$24.93	$21.99	$15.06	$84.39	$12.24	$22.89

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 2014

	ARIEL FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP U.S. GROWTH SERIES	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO
ASSETS
Investments at market value	$697,048	$502,867	$2,188,452	$1,929,993	$643,896	$106,570	$1,011,933	$542,471

TOTAL ASSETS	$697,048	$502,867	$2,188,452	$1,929,993	$643,896	$106,570	$1,011,933	$542,471

NET ASSETS
Active Contract Owners	$697,048	$502,867	$2,188,452	$1,929,993	$643,896	$106,570	$1,011,933	$542,471

TOTAL NET ASSETS	$697,048	$502,867	$2,188,452	$1,929,993	$643,896	$106,570	$1,011,933	$542,471

INVESTMENTS
Cost of investments	$524,627	$486,350	$2,267,672	$1,394,454	$545,647	$97,682	$800,407	$527,242
Unrealized appreciation (depreciation) on investments	$172,421	$16,517	$(79,220)	$535,539	$98,249	$8,888	$211,526	$15,229
Number of shares in underlying mutual funds	9,705	5,174	193,326	124,757	22,165	7,877	54,996	59,481
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	702	423	41,065	23,784	5,373	1,212	7,751	10,307
M&E Rate .0085	3,380	1,955	28,591	32,680	3,803	2,039	19,345	15,505
M&E Rate .0095	4,542	2,190	46,834	58,608	7,816	3,913	10,738	32,921
M&E Rate .0105	1	2	1,439	694	68	10	207	14
M&E Rate .0110	—	—	—	—	—	—	—	—
M&E Rate .0125	99	2	66	472	4	10	7	845
Total Units	8,724	4,572	117,995	116,238	17,064	7,184	38,048	59,592
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$80.92	$112.17	$18.74	$16.76	$35.89	$14.91	$26.83	$9.16
M&E Rate .0085	$80.49	$110.17	$18.63	$16.65	$35.74	$14.84	$26.63	$9.13
M&E Rate .0095	$79.38	$109.42	$18.33	$16.52	$39.99	$14.81	$26.37	$9.08
M&E Rate .0105	$80.19	$110.48	$18.33	$16.45	$35.22	$14.97	$26.29	$9.28
M&E Rate .0110	$—	$—	$—	$—	$—	$—	$—	$—
M&E Rate .0125	$76.77	$109.02	$17.92	$16.24	$39.21	$14.93	$25.70	$8.95

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 2014

	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND
ASSETS
Investments at market value	$6,752,289	$1,197,434	$1,281,366	$8,105,512	$2,036,613	$2,738,004	$4,459,145	$126,416

TOTAL ASSETS	$6,752,289	$1,197,434	$1,281,366	$8,105,512	$2,036,613	$2,738,004	$4,459,145	$126,416

NET ASSETS
Active Contract Owners	$6,752,289	$1,197,434	$1,281,366	$8,105,512	$2,036,613	$2,738,004	$4,459,145	$126,416

TOTAL NET ASSETS	$6,752,289	$1,197,434	$1,281,366	$8,105,512	$2,036,613	$2,738,004	$4,459,145	$126,416

INVESTMENTS
Cost of investments	$4,710,465	$990,513	$1,364,619	$6,055,284	$2,068,900	$2,473,897	$4,015,056	$131,539
Unrealized appreciation (depreciation) on investments	$2,041,824	$206,921	$(83,253)	$2,050,228	$(32,287)	$264,107	$444,089	$(5,123)
Number of shares in underlying mutual funds	107,521	58,612	239,061	39,343	162,799	74,321	240,385	7,244
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	41,259	6,700	8,135	8,796	32,153	2,542	74,287	5
M&E Rate .0085	20,007	7,749	39,489	13,463	42,867	13,810	69,898	448
M&E Rate .0095	48,860	37,774	97,983	10,506	49,705	37,075	68,350	5,129
M&E Rate .0105	530	202	50	1	726	5	860	8
M&E Rate .0110	—	—	—	—	—	—	—	—
M&E Rate .0125	48	16	4,987	39	13	353	90	8
Total Units	110,704	52,441	150,644	32,805	125,464	53,785	213,485	5,598
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$61.69	$21.51	$8.66	$248.05	$16.14	$45.89	$20.26	$22.86
M&E Rate .0085	$61.19	$21.35	$8.59	$246.91	$16.02	$45.50	$20.14	$22.62
M&E Rate .0095	$60.34	$23.38	$8.47	$246.51	$16.48	$53.25	$22.34	$22.58
M&E Rate .0105	$60.30	$21.06	$8.52	$245.51	$15.76	$44.74	$19.87	$23.12
M&E Rate .0110	$—	$—	$—	$—	$—	$—	$—	$—
M&E Rate .0125	$59.31	$22.89	$8.26	$244.87	$15.99	$52.49	$21.95	$22.38

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 2014

	IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION PORTFOLIO	J.P. MORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO	LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO	LORD ABBETT DEVELOPING GROWTH PORTFOLIO
ASSETS
Investments at market value	$1,262,527	$1,790,353	$304,663	$1,952,938	$403,725	$36,321	$141,056	$61,031

TOTAL ASSETS	$1,262,527	$1,790,353	$304,663	$1,952,938	$403,725	$36,321	$141,056	$61,031

NET ASSETS
Active Contract Owners	$1,262,527	$1,790,353	$304,663	$1,952,938	$403,725	$36,321	$141,056	$61,031

TOTAL NET ASSETS	$1,262,527	$1,790,353	$304,663	$1,952,938	$403,725	$36,321	$141,056	$61,031

INVESTMENTS
Cost of investments	$1,221,204	$1,739,624	$307,903	$1,854,388	$400,680	$35,333	$150,231	$58,160
Unrealized appreciation (depreciation) on investments	$41,323	$50,729	$(3,240)	$98,550	$3,045	$988	$(9,175)	$2,871
Number of shares in underlying mutual funds	108,001	156,363	27,154	175,624	35,508	1,358	17,244	2,495
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	24,399	11,591	9	11,648	98	5	453	1,021
M&E Rate .0085	7,657	10,511	620	31,014	1,227	287	1,599	361
M&E Rate .0095	72,390	118,789	24,132	114,432	30,980	1,049	5,937	921
M&E Rate .0105	13	7	10	11	11	5	9	6
M&E Rate .0110	—	—	—	—	—	—	—	—
M&E Rate .0125	304	256	10	37	12	5	128	6
Total Units	104,763	141,154	24,781	157,142	32,328	1,351	8,126	2,315
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$12.11	$12.75	$12.48	$12.51	$12.58	$26.92	$17.57	$26.38
M&E Rate .0085	$12.07	$12.72	$12.39	$12.46	$12.53	$26.89	$17.41	$26.39
M&E Rate .0095	$12.03	$12.67	$12.29	$12.41	$12.49	$26.88	$17.33	$26.32
M&E Rate .0105	$12.21	$12.86	$12.47	$12.59	$12.68	$26.92	$17.70	$26.50
M&E Rate .0110	$—	$—	$—	$—	$—	$—	$—	$—
M&E Rate .0125	$12.05	$12.71	$12.45	$12.48	$12.57	$26.92	$17.07	$26.44

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 2014

	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EMERGING MARKETS STOCK FUND	T. ROWE PRICE EQUITY INCOME FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II
ASSETS
Investments at market value	$1,523,690	$51,294	$1,876,054	$2,350,040	$555,244	$365	$547	$1,606,673

TOTAL ASSETS	$1,523,690	$51,294	$1,876,054	$2,350,040	$555,244	$365	$547	$1,606,673

NET ASSETS
Active Contract Owners	$1,523,690	$51,294	$1,876,054	$2,350,040	$555,244	$365	$547	$1,606,673

TOTAL NET ASSETS	$1,523,690	$51,294	$1,876,054	$2,350,040	$555,244	$365	$547	$1,606,673

INVESTMENTS
Cost of investments	$1,640,849	$38,145	$1,542,915	$2,139,804	$576,409	$362	$531	$1,222,812
Unrealized appreciation (depreciation) on investments	$(117,159)	$13,149	$333,139	$210,236	$(21,165)	$3	$16	$383,861
Number of shares in underlying mutual funds	55,186	1,488	44,174	185,774	30,209	11	17	53,663
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	3,872	198	18,140	55,817	1,965	—	—	21,952
M&E Rate .0085	6,209	769	11,401	24,630	6,823	4	7	9,637
M&E Rate .0095	25,202	543	9,326	57,898	15,200	4	4	17,936
M&E Rate .0105	4	7	142	358	6	—	—	6
M&E Rate .0110	—	—	—	—	—	—	—	—
M&E Rate .0125	243	6	4	50	451	3	4	427
Total Units	35,530	1,523	39,013	138,753	24,445	11	15	49,958
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$43.58	$33.86	$48.44	$17.10	$22.94	$—	$—	$32.00
M&E Rate .0085	$43.28	$33.72	$48.06	$16.97	$22.78	$32.78	$36.23	$31.77
M&E Rate .0095	$42.69	$33.58	$47.45	$16.77	$22.67	$32.76	$36.38	$32.57
M&E Rate .0105	$43.08	$33.52	$47.55	$16.77	$22.78	$—	$—	$31.30
M&E Rate .0110	$—	$—	$—	$—	$—	$—	$—	$—
M&E Rate .0125	$42.12	$33.00	$46.32	$16.32	$22.27	$32.62	$36.40	$32.05

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 2014

	T. ROWE PRICE GLOBAL REAL ESTATE FUND	T. ROWE PRICE GROWTH STOCK FUND	T. ROWE PRICE INTERNATIONAL BOND FUND	T. ROWE PRICE NEW HORIZONS FUND	T. ROWE PRICE NEW INCOME FUND	T. ROWE PRICE OVERSEAS STOCK FUND	T. ROWE PRICE PRIME RESERVE PORTFOLIO	T. ROWE PRICE SMALL- CAP VALUE FUND
ASSETS
Investments at market value	$909	$564	$527	$434	$367	$359	$242,890	$538

TOTAL ASSETS	$909	$564	$527	$434	$367	$359	$242,890	$538

NET ASSETS
Active Contract Owners	$909	$564	$527	$434	$367	$359	$242,890	$538

TOTAL NET ASSETS	$909	$564	$527	$434	$367	$359	$242,890	$538

INVESTMENTS
Cost of investments	$829	$518	$564	$426	$362	$362	$242,890	$534
Unrealized appreciation (depreciation) on investments	$80	$46	$(37)	$8	$5	$(3)	$—	$4
Number of shares in underlying mutual funds	45	11	59	10	38	38	242,890	11
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	—	—	—	—	—	—	99,534	—
M&E Rate .0085	7	5	14	3	12	11	11,124	5
M&E Rate .0095	32	3	34	3	15	15	138,230	3
M&E Rate .0105	—	—	—	—	—	—	130	—
M&E Rate .0110	—	—	—	—	—	—	—	—
M&E Rate .0125	5	2	10	2	10	11	1,893	2
Total Units	44	10	58	8	37	37	250,911	10
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$—	$—	$—	$—	$—	$—	$0.97	$—
M&E Rate .0085	$20.50	$56.91	$9.14	$52.21	$9.83	$9.83	$0.96	$51.74
M&E Rate .0095	$20.43	$56.89	$9.10	$52.17	$9.96	$9.83	$0.97	$51.74
M&E Rate .0105	$—	$—	$—	$—	$—	$—	$0.95	$—
M&E Rate .0110	$—	$—	$—	$—	$—	$—	$—	$—
M&E Rate .0125	$20.65	$56.73	$9.32	$52.07	$10.08	$9.80	$0.95	$51.60

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 2014

	T. ROWE PRICE SPECTRUM INCOME FUND	VANGUARD 500 INDEX FUND	VANGUARD DEVELOPED MARKETS INDEX FUND	VANGUARD EMERGING MARKETS STOCK INDEX FUND	VANGAURD EXTENDED MARKET INDEX FUND	VANGUARD HIGH-YIELD CORPORATE FUND	VANGUARD PRIME MONEY MARKET FUND	VANGUARD REIT INDEX FUND
ASSETS
Investments at market value	$359	$1,364	$964	$750	$1,201	$680	$52,635	$805

TOTAL ASSETS	$359	$1,364	$964	$750	$1,201	$680	$52,635	$805

NET ASSETS
Active Contract Owners	$359	$1,364	$964	$750	$1,201	$680	$52,635	$805

TOTAL NET ASSETS	$359	$1,364	$964	$750	$1,201	$680	$52,635	$805

INVESTMENTS
Cost of investments	$364	$1,146	$966	$807	$1,006	$692	$52,635	$671
Unrealized appreciation (depreciation) on investments	$(5)	$218	$(2)	$(57)	$195	$(12)	$—	$134
Number of shares in underlying mutual funds	28	7	102	23	18	114	52,635	7
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	—	—	—	—	—	—	—	—
M&E Rate .0085	9	1	11	4	3	22	52,534	5
M&E Rate .0095	10	5	47	11	10	35	162	8
M&E Rate .0105	—	—	—	—	—	—	—	—
M&E Rate .0110	—	2	15	4	4	24	162	6
M&E Rate .0125	8	1	15	4	4	24	162	6
Total Units	27	9	88	23	21	105	53,020	25
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$—	$—	$—	$—	$—	$—	$—	$—
M&E Rate .0085	$13.43	$158.22	$11.15	$32.89	$58.32	$6.30	$0.99	$32.20
M&E Rate .0095	$13.48	$159.63	$11.03	$33.37	$57.69	$6.64	$0.99	$32.73
M&E Rate .0105	$—	$—	$—	$—	$—	$—	$—	$—
M&E Rate .0110	$—	$157.66	$10.93	$33.48	$57.07	$6.56	$0.99	$32.62
M&E Rate .0125	$13.70	$157.38	$10.81	$33.20	$56.83	$6.37	$0.96	$32.05

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 2014

	VANGUARD RETIREMENT INCOME FUND	VANGUARD SHORT-TERM INFLATION PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL-CAP INDEX FUND	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2015 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2045 FUND
ASSETS
Investments at market value	$382	$724	$786	$138,541	$23,857	$47,053	$9,873	$23,665

TOTAL ASSETS	$382	$724	$786	$138,541	$23,857	$47,053	$9,873	$23,665

NET ASSETS
Active Contract Owners	$382	$724	$786	$138,541	$23,857	$47,053	$9,873	$23,665

TOTAL NET ASSETS	$382	$724	$786	$138,541	$23,857	$47,053	$9,873	$23,665

INVESTMENTS
Cost of investments	$370	$736	$608	$139,200	$24,530	$46,635	$9,886	$23,995
Unrealized appreciation (depreciation) on investments	$12	$(12)	$178	$(659)	$(673)	$418	$(13)	$(330)
Number of shares in underlying mutual funds	30	30	14	5,627	1,560	2,847	553	1,269
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	—	—	—	—	—	—	—	—
M&E Rate .0085	10	5	3	5,341	1,473	2,719	468	1,107
M&E Rate .0095	10	21	5	6	9	31	61	117
M&E Rate .0105	—	—	—	—	—	—	—	—
M&E Rate .0110	—	—	4	—	—	—	—	—
M&E Rate .0125	8	4	4	4	7	7	7	7
Total Units	28	30	16	5,351	1,489	2,757	536	1,231
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$—	$—	$—	$—	$—	$—	$—	$—
M&E Rate .0085	$13.41	$24.24	$51.33	$25.89	$16.02	$17.07	$18.42	$19.24
M&E Rate .0095	$13.44	$24.10	$50.71	$25.97	$16.02	$17.11	$18.35	$19.17
M&E Rate .0105	$—	$—	$—	$—	$—	$—	$—	$—
M&E Rate .0110	$—	$—	$50.29	$—	$—	$—	$—	$—
M&E Rate .0125	$13.45	$24.12	$50.01	$26.07	$15.97	$17.05	$18.39	$19.22

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 2014

	VANGUARD TOTAL BOND MARKET INDEX FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND
ASSETS
Investments at market value	$960	$1,877,382	$586,319	$295,133	$868,370	$150,596	$1,853,654	$4,514,639

TOTAL ASSETS	$960	$1,877,382	$586,319	$295,133	$868,370	$150,596	$1,853,654	$4,514,639

NET ASSETS
Active Contract Owners	$960	$1,877,382	$586,319	$295,133	$868,370	$150,596	$1,853,654	$4,514,639

TOTAL NET ASSETS	$960	$1,877,382	$586,319	$295,133	$868,370	$150,596	$1,853,654	$4,514,639

INVESTMENTS
Cost of investments	$961	$1,696,814	$420,888	$276,284	$722,869	$129,390	$1,702,843	$4,057,406
Unrealized appreciation (depreciation) on investments	$(1)	$180,568	$165,431	$18,849	$145,501	$21,206	$150,811	$457,233
Number of shares in underlying mutual funds	88	61,133	32,555	7,634	40,980	6,588	150,949	372,188
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	—	14,059	4,209	1,600	2,505	144	12,535	50,055
M&E Rate .0085	12	8,779	6,442	1,958	12,793	1,257	9,767	51,999
M&E Rate .0095	46	31,841	20,484	2,268	21,097	4,352	111,304	232,995
M&E Rate .0105	—	31	4	4	9	3	186	122
M&E Rate .0110	14	—	—	—	—	—	—	—
M&E Rate .0125	13	6	282	233	36	3	10	1,537
Total Units	85	54,716	31,421	6,063	36,440	5,759	133,802	336,708
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$—	$34.73	$18.93	$49.31	$24.18	$26.69	$14.06	$13.58
M&E Rate .0085	$11.18	$34.54	$18.81	$49.00	$24.01	$26.50	$13.97	$13.50
M&E Rate .0095	$11.30	$34.07	$18.56	$48.13	$23.68	$26.03	$13.82	$13.35
M&E Rate .0105	$—	$34.01	$18.61	$48.28	$23.49	$26.05	$13.78	$13.31
M&E Rate .0110	$11.37	$—	$—	$—	$—	$—	$—	$—
M&E Rate .0125	$11.14	$33.29	$18.21	$46.93	$22.90	$25.41	$13.65	$13.06

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 2014

	WILSHIRE VIT 2035 ETF FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$5,937,972	$2,251,872

TOTAL ASSETS	$5,937,972	$2,251,872

NET ASSETS
Active Contract Owners	$5,937,972	$2,251,872

TOTAL NET ASSETS	$5,937,972	$2,251,872

INVESTMENTS
Cost of investments	$5,148,298	$2,217,288
Unrealized appreciation (depreciation) on investments	$789,674	$34,584
Number of shares in underlying mutual funds	499,829	113,961
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	52,086	12,806
M&E Rate .0085	71,106	27,102
M&E Rate .0095	335,067	47,444
M&E Rate .0105	1,416	309
M&E Rate .0110	—	—
M&E Rate .0125	455	1,200
Total Units	460,130	88,861
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$13.08	$25.67
M&E Rate .0085	$13.00	$25.52
M&E Rate .0095	$12.86	$25.18
M&E Rate .0105	$12.83	$25.11
M&E Rate .0110	$—	$—
M&E Rate .0125	$12.52	$24.37

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For the Year or Period Ended December 31, 2014

	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP GROWTH AND INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS FUNDS IS MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS IS NEW WORLD FUND
INVESTMENT INCOME
Dividend income distribution	$—	$1,090	$—	$1,246	$3,695	$513	$41	$829

Investment Income	—	1,090	—	1,246	3,695	513	41	829

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	26,892	26,449	6,226	—	31	—	63
Net realized gain (loss) on investments	67,340	3,365	5,479	4,606	24	2	(31)	(213)
Net change in unrealized appreciation (depreciation) on investments	139,390	(11,637)	(37,802)	3,622	2,488	1,276	879	(4,791)

Net gain (loss) on investments	206,730	18,620	(5,874)	14,454	2,512	1,309	848	(4,941)

EXPENSES
Mortality and expense risk charge (Note 3)	(12,781)	(1,927)	(2,442)	(883)	(407)	(146)	(175)	(144)

Total Expenses	(12,781)	(1,927)	(2,442)	(883)	(407)	(146)	(175)	(144)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$193,949	$17,783	$(8,316)	$14,817	$5,800	$1,676	$714	$(4,256)

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For the Year or Period Ended December 31, 2014

	ARIEL FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP U.S. GROWTH SERIES	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$3,826	$2,947	$20,406	$17,747	$—	$8	$4,881	$711

Investment Income	3,826	2,947	20,406	17,747	—	8	4,881	711

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	79,743	39,522	441,673	—	52,186	3,513	46,356	—
Net realized gain (loss) on investments	15,163	13,042	54,846	83,026	6,445	2,712	21,423	(2,222)
Net change in unrealized appreciation (depreciation) on investments	(30,375)	(17,805)	(396,706)	308,303	(36,762)	3,163	(22,252)	6,069

Net gain (loss) on investments	64,531	34,759	99,813	391,329	21,869	9,388	45,527	3,847

EXPENSES
Mortality and expense risk charge (Note 3)	(5,666)	(3,777)	(17,264)	(14,389)	(4,844)	(580)	(7,575)	(4,532)

Total Expenses	(5,666)	(3,777)	(17,264)	(14,389)	(4,844)	(580)	(7,575)	(4,532)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,691	$33,929	$102,955	$394,687	$17,025	$8,816	$42,833	$26

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For the Year or Period Ended December 31, 2014

	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND
INVESTMENT INCOME
Dividend income distribution	$—	$18,032	$74,259	$113,023	$40,261	$517	$52,352	$896

Investment Income	—	18,032	74,259	113,023	40,261	517	52,352	896

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	280	—	7,117	697	52,789	1,020	19,550
Net realized gain (loss) on investments	250,817	75,890	3,042	203,516	(6,506)	49,640	110,158	2,480
Net change in unrealized appreciation (depreciation) on investments	354,926	12,967	(72,643)	576,158	59,446	38,511	(536,672)	(11,090)

Net gain (loss) on investments	605,743	89,137	(69,601)	786,791	53,637	140,940	(425,494)	10,940

EXPENSES
Mortality and expense risk charge (Note 3)	(51,725)	(9,950)	(10,892)	(59,606)	(15,369)	(21,077)	(36,813)	(870)

Total Expenses	(51,725)	(9,950)	(10,892)	(59,606)	(15,369)	(21,077)	(36,813)	(870)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$554,018	$97,219	$(6,234)	$840,208	$78,529	$120,380	$(409,955)	$10,966

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For the Year or Period Ended December 31, 2014

	IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION PORTFOLIO	J.P. MORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO	LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO	LORD ABBETT DEVELOPING GROWTH PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$12,051	$20,407	$3,097	$19,557	$4,562	$6	$—	$—

Investment Income	12,051	20,407	3,097	19,557	4,562	6	—	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	9,171	26,364	4,450	4,162	6,648	—	20,520	118
Net realized gain (loss) on investments	34,002	19,882	826	22,288	394	5	(1,476)	(109)
Net change in unrealized appreciation (depreciation) on investments	(18,927)	(3,648)	(1,153)	21,003	(1,428)	988	(6,351)	2,590

Net gain (loss) on investments	24,246	42,598	4,123	47,453	5,614	993	12,693	2,599

EXPENSES
Mortality and expense risk charge (Note 3)	(7,969)	(13,886)	(2,700)	(14,456)	(3,235)	(51)	(1,055)	(183)

Total Expenses	(7,969)	(13,886)	(2,700)	(14,456)	(3,235)	(51)	(1,055)	(183)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,328	$49,119	$4,520	$52,554	$6,941	$948	$11,638	$2,416

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For the Year or Period Ended December 31, 2014

	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EMERGING MARKETS STOCK FUND	T. ROWE PRICE EQUITY INCOME FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II
INVESTMENT INCOME
Dividend income distribution	$1,889	$141	$—	$2,945	$24,085	$2	$8	$21,780

Investment Income	1,889	141	—	2,945	24,085	2	8	21,780

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	224,536	—	273,036	271,475	—	1	25	—
Net realized gain (loss) on investments	28,181	2,316	63,193	100,633	(3,183)	—	—	37,879
Net change in unrealized appreciation (depreciation) on investments	(257,904)	3,219	(257,100)	(296,893)	(12,712)	2	(3)	40,236

Net gain (loss) on investments	(5,187)	5,535	79,129	75,215	(15,895)	3	22	78,115

EXPENSES
Mortality and expense risk charge (Note 3)	(12,305)	(390)	(14,808)	(18,385)	(4,746)	(2)	(1)	(12,036)

Total Expenses	(12,305)	(390)	(14,808)	(18,385)	(4,746)	(2)	(1)	(12,036)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,603)	$5,286	$64,321	$59,775	$3,444	$3	$29	$87,859

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For the Year or Period Ended December 31, 2014

	T. ROWE PRICE GLOBAL REAL ESTATE FUND	T. ROWE PRICE GROWTH STOCK FUND	T. ROWE PRICE INTERNATIONAL BOND FUND	T. ROWE PRICE NEW HORIZONS FUND	T. ROWE PRICE NEW INCOME FUND	T. ROWE PRICE OVERSEAS STOCK FUND	T. ROWE PRICE PRIME RESERVE PORTFOLIO	T. ROWE PRICE SMALL-CAP VALUE FUND
INVESTMENT INCOME
Dividend income distribution	$17	$—	$13	$—	$10	$10	$—	$3

Investment Income	17	—	13	—	10	10	—	3

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	43	—	45	—	—	—	30
Net realized gain (loss) on investments	1	1	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	86	(8)	(36)	(20)	10	(27)	—	(30)

Net gain (loss) on investments	87	36	(36)	25	10	(27)	—	—

EXPENSES
Mortality and expense risk charge (Note 3)	(7)	(2)	(4)	(2)	(1)	(2)	(2,034)	(2)

Total Expenses	(7)	(2)	(4)	(2)	(1)	(2)	(2,034)	(2)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$97	$34	$(27)	$23	$19	$(19)	$(2,034)	$1

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For the Year or Period Ended December 31, 2014

	T. ROWE PRICE SPECTRUM INCOME FUND	VANGUARD 500 INDEX FUND	VANGUARD DEVELOPED MARKETS INDEX FUND	VANGUARD EMERGING MARKETS STOCK INDEX FUND	VANGAURD EXTENDED MARKET INDEX FUND	VANGUARD HIGH-YIELD CORPORATE FUND	VANGUARD PRIME MONEY MARKET FUND	VANGUARD REIT INDEX FUND
INVESTMENT INCOME
Dividend income distribution	$12	$19	$29	$17	$15	$34	$3	$28

Investment Income	12	19	29	17	15	34	3	28

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	3	—	—	—	—	—	—	—
Net realized gain (loss) on investments	—	6	1	—	6	—	—	1
Net change in unrealized appreciation (depreciation) on investments	(1)	96	(81)	(18)	48	(4)	—	153

Net gain (loss) on investments	2	102	(80)	(18)	54	(4)	—	154

EXPENSES
Mortality and expense risk charge (Note 3)	(2)	(11)	(10)	(4)	(10)	(6)	(264)	(8)

Total Expenses	(2)	(11)	(10)	(4)	(10)	(6)	(264)	(8)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12	$110	$(61)	$(5)	$59	$24	$(261)	$174

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For the Year or Period Ended December 31, 2014

	VANGUARD RETIREMENT INCOME FUND	VANGUARD SHORT-TERM INFLATION PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL-CAP INDEX FUND	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2015 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2045 FUND
INVESTMENT INCOME
Dividend income distribution	$7	$5	$11	$2,464	$430	$898	$200	$477

Investment Income	7	5	11	2,464	430	898	200	477

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	1	—	—	2,685	254	84	3	4
Net realized gain (loss) on investments	—	—	5	31	1	9	1	3
Net change in unrealized appreciation (depreciation) on investments	12	(15)	35	(676)	(681)	402	(33)	(353)

Net gain (loss) on investments	13	(15)	40	2,040	(426)	495	(29)	(346)

EXPENSES
Mortality and expense risk charge (Note 3)	(2)	(5)	(10)	(526)	(18)	(185)	(19)	(35)

Total Expenses	(2)	(5)	(10)	(526)	(18)	(185)	(19)	(35)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18	$(15)	$41	$3,978	$(14)	$1,208	$152	$96

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For the Year or Period Ended December 31, 2014

	VANGUARD TOTAL BOND MARKET INDEX FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND
INVESTMENT INCOME
Dividend income distribution	$19	$—	$7,110	$—	$9,188	$—	$30,522	$55,096

Investment Income	19	—	7,110	—	9,188	—	30,522	55,096

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	2	202,706	—	41,313	85,145	16,806	49,043	37,281
Net realized gain (loss) on investments	—	62,750	14,017	10,027	20,003	6,432	107,714	93,603
Net change in unrealized appreciation (depreciation) on investments	20	(240,979)	39,813	(30,083)	(37,990)	(15,013)	(109,966)	(4,619)

Net gain (loss) on investments	22	24,477	53,830	21,257	67,158	8,225	46,791	126,265

EXPENSES
Mortality and expense risk charge (Note 3)	(7)	(13,738)	(4,658)	(2,330)	(6,588)	(1,170)	(15,837)	(35,653)

Total Expenses	(7)	(13,738)	(4,658)	(2,330)	(6,588)	(1,170)	(15,837)	(35,653)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34	$10,739	$56,282	$18,927	$69,758	$7,055	$61,476	$145,708

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For the Year or Period Ended December 31, 2014

	WILSHIRE VIT 2035 ETF FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME
Dividend income distribution	$69,164	$10,409	$96	$37,795	$8,043	$—	$1,945

Investment Income	69,164	10,409	96	37,795	8,043	—	1,945

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	23,352	—	—	14,103	—	34,093	44,254
Net realized gain (loss) on investments	67,352	33,447	67,904	(54,925)	43,222	32,170	4,664
Net change in unrealized appreciation (depreciation) on investments	107,819	(46,350)	(52,465)	21,213	(52,346)	(67,111)	(38,689)

Net gain (loss) on investments	198,523	(12,903)	15,439	(19,609)	(9,124)	(848)	10,229

EXPENSES
Mortality and expense risk charge (Note 3)	(47,968)	(10,372)	(1,348)	(2,770)	(2,183)	(1,001)	(958)

Total Expenses	(47,968)	(10,372)	(1,348)	(2,770)	(2,183)	(1,001)	(958)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$219,719	$(12,866)	$14,187	$15,416	$(3,264)	$(1,849)	$11,216

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2014

	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP GROWTH AND INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS FUNDS IS MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS IS NEW WORLD FUND
OPERATIONS
Investment Income	$—	$1,090	$—	$1,246	$3,695	$513	$41	$829
Capital gain distribution	—	26,892	26,449	6,226	—	31	—	63
Net realized gain (loss) on investments	67,340	3,365	5,479	4,606	24	2	(31)	(213)
Net change in unrealized appreciation (depreciation) on investments	139,390	(11,637)	(37,802)	3,622	2,488	1,276	879	(4,791)
Mortality and expense risk charge (Note 3)	(12,781)	(1,927)	(2,442)	(883)	(407)	(146)	(175)	(144)

Net increase (decrease) in net assets resulting from operations	193,949	17,783	(8,316)	14,817	5,800	1,676	714	(4,256)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	197,330	29,717	43,108	43,537	127,607	60,947	71,729	87,823
Net transfer from (to) fixed accumulation account	(22,334)	(1,092)	(530)	(39,325)	6,593	4,267	816	(365)
Transfers between funds	(20,879)	(1,793)	(2,100)	38,893	4,693	1,112	17,023	8,205
Payments to contract owners	(91,894)	(695)	(10,780)	(7,580)	—	—	—	—
Annual Maintenance charge (Note 3)	(4,075)	(300)	(125)	(350)	—	—	—	—
Surrender charges (Note 3)	(70)	—	—	(18)	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	58,078	25,837	29,573	35,157	138,893	66,326	89,568	95,663

TOTAL INCREASE (DECREASE) IN NET ASSETS	252,027	43,620	21,257	49,974	144,693	68,002	90,282	91,407
Net Assets:
Beginning of period	1,437,917	207,685	271,734	70,293	—	—	—	—

End of period	$1,689,944	$251,305	$292,991	$120,267	$144,693	$68,002	$90,282	$91,407

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2014

	ARIEL FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP U.S. GROWTH SERIES	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO
OPERATIONS
Investment Income	$3,826	$2,947	$20,406	$17,747	$—	$8	$4,881	$711
Capital gain distribution	79,743	39,522	441,673	—	52,186	3,513	46,356	—
Net realized gain (loss) on investments	15,163	13,042	54,846	83,026	6,445	2,712	21,423	(2,222)
Net change in unrealized appreciation (depreciation) on investments	(30,375)	(17,805)	(396,706)	308,303	(36,762)	3,163	(22,252)	6,069
Mortality and expense risk charge (Note 3)	(5,666)	(3,777)	(17,264)	(14,389)	(4,844)	(580)	(7,575)	(4,532)

Net increase (decrease) in net assets resulting from operations	62,691	33,929	102,955	394,687	17,025	8,816	42,833	26

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	65,298	216,674	337,290	332,686	95,301	54,173	230,173	119,346
Net transfer from (to) fixed accumulation account	(22,083)	(29,810)	(35,721)	(20,394)	(46)	(2,036)	(2,587)	(17,560)
Transfers between funds	(532)	3,207	10,462	(8,294)	2,786	15,341	(372)	(1,783)
Payments to contract owners	(5,055)	(12,214)	(119,470)	(88,502)	(8,559)	(1,173)	(23,379)	(9,441)
Annual Maintenance charge (Note 3)	(550)	(25)	(625)	(350)	(125)	(200)	(100)	(525)
Surrender charges (Note 3)	(74)	(29)	(51)	(65)	(18)	(20)	(47)	(80)

Net increase (decrease) in net assets resulting from contract owners’ transactions	37,004	177,803	191,885	215,081	89,339	66,085	203,688	89,957

TOTAL INCREASE (DECREASE) IN NET ASSETS	99,695	211,732	294,840	609,768	106,364	74,901	246,521	89,983
Net Assets:
Beginning of period	597,353	291,135	1,893,612	1,320,225	537,532	31,669	765,412	452,488

End of period	$697,048	$502,867	$2,188,452	$1,929,993	$643,896	$106,570	$1,011,933	$542,471

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2014

	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND
OPERATIONS
Investment Income	$—	$18,032	$74,259	$113,023	$40,261	$517	$52,352	$896
Capital gain distribution	—	280	—	7,117	697	52,789	1,020	19,550
Net realized gain (loss) on investments	250,817	75,890	3,042	203,516	(6,506)	49,640	110,158	2,480
Net change in unrealized appreciation (depreciation) on investments	354,926	12,967	(72,643)	576,158	59,446	38,511	(536,672)	(11,090)
Mortality and expense risk charge (Note 3)	(51,725)	(9,950)	(10,892)	(59,606)	(15,369)	(21,077)	(36,813)	(870)

Net increase (decrease) in net assets resulting from operations	554,018	97,219	(6,234)	840,208	78,529	120,380	(409,955)	10,966

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	1,205,862	135,489	291,839	1,721,638	528,402	703,600	1,090,344	43,696
Net transfer from (to) fixed accumulation account	(22,764)	9,189	(1,994)	(30,310)	14,714	(69,890)	(91,091)	(4,445)
Transfers between funds	136,922	(7,576)	18,951	(10,553)	(105,632)	115,641	(25,303)	906
Payments to contract owners	(311,302)	(77,671)	(59,448)	(321,256)	(55,214)	(74,706)	(175,858)	(528)
Annual Maintenance charge (Note 3)	(18,427)	(1,361)	(1,091)	(11,009)	(2,129)	(1,427)	(3,656)	(125)
Surrender charges (Note 3)	(199)	(33)	(107)	(87)	(61)	(251)	(234)	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	990,092	58,037	248,150	1,348,423	380,080	672,967	794,202	39,504

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,544,110	155,256	241,916	2,188,631	458,609	793,347	384,247	50,470
Net Assets:
Beginning of period	5,208,179	1,042,178	1,039,450	5,916,881	1,578,004	1,944,657	4,074,898	75,946

End of period	$6,752,289	$1,197,434	$1,281,366	$8,105,512	$2,036,613	$2,738,004	$4,459,145	$126,416

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2014

	IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION PORTFOLIO	J.P. MORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO	LAZARD RETIREMENT US SMALL- MID CAP EQUITY PORTFOLIO	LORD ABBETT DEVELOPING GROWTH PORTFOLIO
OPERATIONS
Investment Income	$12,051	$20,407	$3,097	$19,557	$4,562	$6	$—	$—
Capital gain distribution	9,171	26,364	4,450	4,162	6,648	—	20,520	118
Net realized gain (loss) on investments	34,002	19,882	826	22,288	394	5	(1,476)	(109)
Net change in unrealized appreciation (depreciation) on investments	(18,927)	(3,648)	(1,153)	21,003	(1,428)	988	(6,351)	2,590
Mortality and expense risk charge (Note 3)	(7,969)	(13,886)	(2,700)	(14,456)	(3,235)	(51)	(1,055)	(183)

Net increase (decrease) in net assets resulting from operations	28,328	49,119	4,520	52,554	6,941	948	11,638	2,416

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	591,905	612,465	154,063	742,388	129,262	23,614	34,019	41,642
Net transfer from (to) fixed accumulation account	(22,139)	(16,946)	—	(22,761)	9,701	9,386	(4,653)	1,958
Transfers between funds	21,609	(8,263)	4,390	65,875	1,340	2,398	(1,599)	13,024
Payments to contract owners	(5,921)	(64,235)	(48,144)	(19,157)	(564)	—	(1,709)	(2,678)
Annual Maintenance charge (Note 3)	(2,050)	(3,250)	(375)	(2,525)	(550)	(25)	(75)	(50)
Surrender charges (Note 3)	(170)	(487)	(2,009)	(81)	—	—	(53)	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	583,234	519,284	107,925	763,739	139,189	35,373	25,930	53,896

TOTAL INCREASE (DECREASE) IN NET ASSETS	611,562	568,403	112,445	816,293	146,130	36,321	37,568	56,312
Net Assets:
Beginning of period	650,965	1,221,950	192,218	1,136,645	257,595	—	103,488	4,719

End of period	$1,262,527	$1,790,353	$304,663	$1,952,938	$403,725	$36,321	$141,056	$61,031

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2014

	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EMERGING MARKETS STOCK FUND	T. ROWE PRICE EQUITY INCOME FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II
OPERATIONS
Investment Income	$1,889	$141	$—	$2,945	$24,085	$2	$8	$21,780
Capital gain distribution	224,536	—	273,036	271,475	—	1	25	—
Net realized gain (loss) on investments	28,181	2,316	63,193	100,633	(3,183)	—	—	37,879
Net change in unrealized appreciation (depreciation) on investments	(257,904)	3,219	(257,100)	(296,893)	(12,712)	2	(3)	40,236
Mortality and expense risk charge (Note 3)	(12,305)	(390)	(14,808)	(18,385)	(4,746)	(2)	(1)	(12,036)

Net increase (decrease) in net assets resulting from operations	(15,603)	5,286	64,321	59,775	3,444	3	29	87,859

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	326,217	10,111	237,341	349,316	133,671	3	131	246,396
Net transfer from (to) fixed accumulation account	24,002	584	(5,454)	(92,600)	(34,560)	—	—	38,131
Transfers between funds	(26,307)	(6,204)	(20,389)	32,643	(7,495)	—	—	(3,327)
Payments to contract owners	(91,253)	(99)	(60,319)	(66,380)	(8,458)	—	—	(35,080)
Annual Maintenance charge (Note 3)	(414)	(150)	(225)	(175)	(250)	—	—	(675)
Surrender charges (Note 3)	(72)	—	(17)	(70)	(42)	—	—	(313)

Net increase (decrease) in net assets resulting from contract owners’ transactions	232,173	4,242	150,937	222,734	82,866	3	131	245,132

TOTAL INCREASE (DECREASE) IN NET ASSETS	216,570	9,528	215,258	282,509	86,310	6	160	332,991
Net Assets:
Beginning of period	1,307,120	41,766	1,660,796	2,067,531	468,934	359	387	1,273,682

End of period	$1,523,690	$51,294	$1,876,054	$2,350,040	$555,244	$365	$547	$1,606,673

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2014

	T. ROWE PRICE GLOBAL REAL ESTATE FUND	T. ROWE PRICE GROWTH STOCK FUND	T. ROWE PRICE INTERNATIONAL BOND FUND	T. ROWE PRICE NEW HORIZONS FUND	T. ROWE PRICE NEW INCOME FUND	T. ROWE PRICE OVERSEAS STOCK FUND	T. ROWE PRICE PRIME RESERVE PORTFOLIO	T. ROWE PRICE SMALL-CAP VALUE FUND
OPERATIONS
Investment Income	$17	$—	$13	$—	$10	$10	$—	$3
Capital gain distribution	—	43	—	45	—	—	—	30
Net realized gain (loss) on investments	1	1	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	86	(8)	(36)	(20)	10	(27)	—	(30)
Mortality and expense risk charge (Note 3)	(7)	(2)	(4)	(2)	(1)	(2)	(2,034)	(2)

Net increase (decrease) in net assets resulting from operations	97	34	(27)	23	19	(19)	(2,034)	1

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	318	121	137	3	10	8	31,386	153
Net transfer from (to) fixed accumulation account	—	—	—	—	—	—	39,334	—
Transfers between funds	—	—	—	—	—	—	62,033	—
Payments to contract owners	—	—	—	—	—	—	(120,675)	—
Annual Maintenance charge (Note 3)	—	—	—	—	—	—	(100)	—
Surrender charges (Note 3)	—	—	—	—	—	—	(65)	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	318	121	137	3	10	8	11,913	153

TOTAL INCREASE (DECREASE) IN NET ASSETS	415	155	110	26	29	(11)	9,879	154
Net Assets:
Beginning of period	494	409	417	408	338	370	233,011	384

End of period	$909	$564	$527	$434	$367	$359	$242,890	$538

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2014

	T. ROWE PRICE SPECTRUM INCOME FUND	VANGUARD 500 INDEX FUND	VANGUARD DEVELOPED MARKETS INDEX FUND	VANGUARD EMERGING MARKETS STOCK INDEX FUND	VANGAURD EXTENDED MARKET INDEX FUND	VANGUARD HIGH-YIELD CORPORATE FUND	VANGUARD PRIME MONEY MARKET FUND	VANGUARD REIT INDEX FUND
OPERATIONS
Investment Income	$12	$19	$29	$17	$15	$34	$3	$28
Capital gain distribution	3	—	—	—	—	—	—	—
Net realized gain (loss) on investments	—	6	1	—	6	—	—	1
Net change in unrealized appreciation (depreciation) on investments	(1)	96	(81)	(18)	48	(4)	—	153
Mortality and expense risk charge (Note 3)	(2)	(11)	(10)	(4)	(10)	(6)	(264)	(8)

Net increase (decrease) in net assets resulting from operations	12	110	(61)	(5)	59	24	(261)	174

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	3	487	311	196	383	56	52,286	45
Net transfer from (to) fixed accumulation account	—	—	—	—	—	—	—	—
Transfers between funds	—	—	—	—	—	—	—	—
Payments to contract owners	—	—	—	—	—	—	—	—
Annual Maintenance charge (Note 3)	—	—	—	—	—	—	—	—
Surrender charges (Note 3)	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	3	487	311	196	383	56	52,286	45

TOTAL INCREASE (DECREASE) IN NET ASSETS	15	597	250	191	442	80	52,025	219
Net Assets:
Beginning of period	344	767	714	559	759	600	610	586

End of period	$359	$1,364	$964	$750	$1,201	$680	$52,635	$805

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2014

	VANGUARD RETIREMENT INCOME FUND	VANGUARD SHORT- TERM INFLATION PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL- CAP INDEX FUND	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2015 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2045 FUND
OPERATIONS
Investment Income	$7	$5	$11	$2,464	$430	$898	$200	$477
Capital gain distribution	1	—	—	2,685	254	84	3	4
Net realized gain (loss) on investments	—	—	5	31	1	9	1	3
Net change in unrealized appreciation (depreciation) on investments	12	(15)	35	(676)	(681)	402	(33)	(353)
Mortality and expense risk charge (Note 3)	(2)	(5)	(10)	(526)	(18)	(185)	(19)	(35)

Net increase (decrease) in net assets resulting from operations	18	(15)	41	3,978	(14)	1,208	152	96

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	—	—	40	134,219	23,515	45,483	9,135	22,819
Net transfer from (to) fixed accumulation account	—	—	—	(18)	—	—	—	70
Transfers between funds	—	—	—	—	—	—	—	—
Payments to contract owners	—	—	—	—	—	—	—	—
Annual Maintenance charge (Note 3)	—	—	—	—	—	—	—	—
Surrender charges (Note 3)	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	—	—	40	134,201	23,515	45,483	9,135	22,889

TOTAL INCREASE (DECREASE) IN NET ASSETS	18	(15)	81	138,179	23,501	46,691	9,287	22,985
Net Assets:
Beginning of period	364	739	705	362	356	362	586	680

End of period	$382	$724	$786	$138,541	$23,857	$47,053	$9,873	$23,665

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2014

	VANGUARD TOTAL BOND MARKET INDEX FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND
OPERATIONS
Investment Income	$19	$—	$7,110	$—	$9,188	$—	$30,522	$55,096
Capital gain distribution	2	202,706	—	41,313	85,145	16,806	49,043	37,281
Net realized gain (loss) on investments	—	62,750	14,017	10,027	20,003	6,432	107,714	93,603
Net change in unrealized appreciation (depreciation) on investments	20	(240,979)	39,813	(30,083)	(37,990)	(15,013)	(109,966)	(4,619)
Mortality and expense risk charge (Note 3)	(7)	(13,738)	(4,658)	(2,330)	(6,588)	(1,170)	(15,837)	(35,653)

Net increase (decrease) in net assets resulting from operations	34	10,739	56,282	18,927	69,758	7,055	61,476	145,708

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	293	496,383	92,708	52,951	159,025	40,169	469,458	1,282,698
Net transfer from (to) fixed accumulation account	—	33,913	4,884	(14,474)	2,592	(8,146)	(100,096)	(126,568)
Transfers between funds	—	57,303	3,846	6,821	34,618	1,447	(2,373)	(187,512)
Payments to contract owners	—	(90,539)	(23,876)	(18,319)	(24,059)	(4,108)	(223,258)	(26,962)
Annual Maintenance charge (Note 3)	—	(575)	(675)	(325)	(2,498)	(214)	(950)	(5,075)
Surrender charges (Note 3)	—	(11)	—	(63)	(45)	(9)	—	(360)

Net increase (decrease) in net assets resulting from contract owners’ transactions	293	496,474	76,887	26,591	169,633	29,139	142,781	936,221

TOTAL INCREASE (DECREASE) IN NET ASSETS	327	507,213	133,169	45,518	239,391	36,194	204,257	1,081,929
Net Assets:
Beginning of period	633	1,370,169	453,150	249,615	628,979	114,402	1,649,397	3,432,710

End of period	$960	$1,877,382	$586,319	$295,133	$868,370	$150,596	$1,853,654	$4,514,639

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2014

	WILSHIRE VIT 2035 ETF FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
OPERATIONS
Investment Income	$69,164	$10,409	$96	$37,795	$8,043	$—	$1,945
Capital gain distribution	23,352	—	—	14,103	—	34,093	44,254
Net realized gain (loss) on investments	67,352	33,447	67,904	(54,925)	43,222	32,170	4,664
Net change in unrealized appreciation (depreciation) on investments	107,819	(46,350)	(52,465)	21,213	(52,346)	(67,111)	(38,689)
Mortality and expense risk charge (Note 3)	(47,968)	(10,372)	(1,348)	(2,770)	(2,183)	(1,001)	(958)

Net increase (decrease) in net assets resulting from operations	219,719	(12,866)	14,187	15,416	(3,264)	(1,849)	11,216

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	1,323,666	244,146	17,375	132,930	41,792	20,154	23,417
Net transfer from (to) fixed accumulation account	(31,724)	(31,697)	(12,504)	(31,105)	(4,967)	(13,896)	(284)
Transfers between funds	(98,461)	1,487,712	(230,374)	(549,859)	(390,360)	(191,308)	(183,347)
Payments to contract owners	(109,073)	(34,292)	(14,991)	(36,083)	(8,056)	(6,554)	(2,107)
Annual Maintenance charge (Note 3)	(13,003)	(1,013)	(48)	(300)	(75)	—	(75)
Surrender charges (Note 3)	—	(100)	—	(19)	(29)	—	(59)

Net increase (decrease) in net assets resulting from contract owners’ transactions	1,071,405	1,664,756	(240,542)	(484,436)	(361,695)	(191,604)	(162,455)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,291,124	1,651,890	(226,355)	(469,020)	(364,959)	(193,453)	(151,239)
Net Assets:
Beginning of period	4,646,848	599,982	226,355	469,020	364,959	193,453	151,239

End of period	$5,937,972	$2,251,872	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2013

	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	ARIEL FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES
OPERATIONS
Investment Income	$—	$768	$—	$541	$3,289	$1,242	$15,039	$16,146
Capital gain distribution	—	10,494	35,502	106	—	8,231	127,182	—
Net realized gain (loss) on investments	30,376	7,693	5,492	288	10,513	416	30,707	54,376
Net change in unrealized appreciation (depreciation) on investments	347,497	36,451	40,208	6,321	158,241	30,871	279,677	(52,855)
Mortality and expense risk charge (Note 3)	(9,657)	(1,488)	(1,851)	(329)	(4,191)	(1,455)	(13,537)	(11,089)

Net increase (decrease) in net assets resulting from operations	368,216	53,918	79,351	6,927	167,852	39,305	439,068	6,578

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	170,509	29,239	39,297	48,827	101,259	155,090	229,733	247,783
Net transfer from (to) fixed accumulation account	(16,033)	(2,264)	(3,540)	1,786	(10,272)	40,885	(20,499)	(25,687)
Transfers between funds	(8,136)	(3,648)	(1,796)	10,686	(2,213)	9,378	(20,516)	605
Payments to contract owners	(45,849)	(10,689)	(6,365)	(61)	(4,789)	—	(30,817)	(39,523)
Annual Maintenance charge (Note 3)	(2,075)	(575)	(175)	—	(685)	(25)	(2,100)	(125)
Surrender charges (Note 3)	(5)	(1)	(23)	—	(15)	—	—	(34)

Net increase (decrease) in net assets resulting from contract owners’ transactions	98,411	12,062	27,398	61,238	83,285	205,328	155,801	183,019

TOTAL INCREASE (DECREASE) IN NET ASSETS	466,627	65,980	106,749	68,165	251,137	244,633	594,869	189,597
Net Assets:
Beginning of period	971,290	141,705	164,985	2,128	346,216	46,502	1,298,743	1,130,628

End of period	$1,437,917	$207,685	$271,734	$70,293	$597,353	$291,135	$1,893,612	$1,320,225

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2013

	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP U.S. GROWTH SERIES	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO
OPERATIONS
Investment Income	$—	$19	$5,483	$2,701	$2,107	$15,566	$59,248	$89,470
Capital gain distribution	23,356	558	6,743	393	3,206	—	—	44,098
Net realized gain (loss) on investments	13,332	27	11,673	(1,413)	121,139	35,014	6,872	105,795
Net change in unrealized appreciation (depreciation) on investments	111,531	5,301	172,431	10,835	1,136,896	122,174	(18,275)	1,045,230
Mortality and expense risk charge (Note 3)	(3,682)	(170)	(4,943)	(3,204)	(34,419)	(5,517)	(7,896)	(39,996)

Net increase (decrease) in net assets resulting from operations	144,537	5,735	191,387	9,312	1,228,929	167,237	39,949	1,244,597

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	95,634	12,896	172,847	153,282	874,245	150,238	323,522	1,243,303
Net transfer from (to) fixed accumulation account	(16,223)	530	2,940	9,189	68,002	292,245	(10,218)	(76,591)
Transfers between funds	(1,417)	1,724	2,814	(9,057)	3,882	309	(5,170)	45,541
Payments to contract owners	(5,790)	—	(13,456)	(1,046)	(88,019)	(10,939)	(16,950)	(110,226)
Annual Maintenance charge (Note 3)	(125)	(25)	(125)	(500)	(10,676)	(1,032)	(1,232)	(11,994)
Surrender charges (Note 3)	—	—	—	(6)	(78)	—	(12)	(478)

Net increase (decrease) in net assets resulting from contract owners’ transactions	72,079	15,125	165,020	151,862	847,356	430,821	289,940	1,089,555

TOTAL INCREASE (DECREASE) IN NET ASSETS	216,616	20,860	356,407	161,174	2,076,285	598,058	329,889	2,334,152
Net Assets:
Beginning of period	320,916	10,809	409,005	291,314	3,131,894	444,120	709,561	3,582,729

End of period	$537,532	$31,669	$765,412	$452,488	$5,208,179	$1,042,178	$1,039,450	$5,916,881

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2013

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO
OPERATIONS
Investment Income	$35,249	$4,719	$40,160	$420	$6,414	$16,041	$2,427	$12,325
Capital gain distribution	20,160	222,283	13,841	5,616	4,379	6,214	2,254	1,342
Net realized gain (loss) on investments	(2,454)	31,012	57,313	1,531	5,906	2,914	25	2,268
Net change in unrealized appreciation (depreciation) on investments	(81,336)	209,604	775,880	4,130	50,368	56,895	(1,649)	90,985
Mortality and expense risk charge (Note 3)	(11,765)	(13,715)	(27,519)	(426)	(3,362)	(6,863)	(1,228)	(6,236)

Net increase (decrease) in net assets resulting from operations	(40,146)	453,903	859,675	11,271	63,705	75,201	1,829	100,684

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	582,775	354,542	675,688	45,867	389,441	789,708	108,691	714,551
Net transfer from (to) fixed accumulation account	(15,771)	16,922	(54,540)	1,579	(28,376)	(7,371)	32,551	56,312
Transfers between funds	(77,717)	(2,118)	(6,040)	(100)	(72)	3,111	(216)	14,045
Payments to contract owners	(17,647)	(27,839)	(84,700)	(5,795)	—	(4,211)	—	(5,425)
Annual Maintenance charge (Note 3)	(2,050)	(923)	(3,943)	(75)	(800)	(1,300)	(250)	(900)
Surrender charges (Note 3)	(13)	(55)	(5)	—	—	(146)	—	(194)

Net increase (decrease) in net assets resulting from contract owners’ transactions	469,577	340,529	526,460	41,476	360,193	779,791	140,776	778,389

TOTAL INCREASE (DECREASE) IN NET ASSETS	429,431	794,432	1,386,135	52,747	423,898	854,992	142,605	879,073
Net Assets:
Beginning of period	1,148,573	1,150,225	2,688,763	23,199	227,067	366,958	49,613	257,572

End of period	$1,578,004	$1,944,657	$4,074,898	$75,946	$650,965	$1,221,950	$192,218	$1,136,645

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2013

	IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION PORTFOLIO	LAZARD RETIREMENT US SMALL- MID CAP EQUITY PORTFOLIO	LORD ABBETT DEVELOPING GROWTH PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI- CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND
OPERATIONS
Investment Income	$3,599	$—	$—	$1,879	$178	$—	$19,969	$17,078
Capital gain distribution	2,282	11,028	325	154,980	—	16,018	103,793	4,566
Net realized gain (loss) on investments	607	(1,823)	6	28,452	4,306	59,136	44,301	(1,874)
Net change in unrealized appreciation (depreciation) on investments	4,891	14,211	281	123,581	6,716	327,944	333,969	(14,548)
Mortality and expense risk charge (Note 3)	(1,503)	(717)	(11)	(8,863)	(313)	(11,620)	(14,071)	(3,413)

Net increase (decrease) in net assets resulting from operations	9,876	22,699	601	300,029	10,887	391,478	487,961	1,809

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	144,845	24,310	2,915	215,611	9,079	194,464	277,331	187,847
Net transfer from (to) fixed accumulation account	23	(3,541)	10	69,170	(5,451)	(59,465)	8,917	1,163
Transfers between funds	—	(475)	1,193	14,480	(6,755)	5,082	6,619	(9,796)
Payments to contract owners	—	(146)	—	(33,781)	—	(22,829)	(33,550)	(1,116)
Annual Maintenance charge (Note 3)	(225)	(25)	—	(1,085)	(25)	(200)	(316)	(520)
Surrender charges (Note 3)	—	(5)	—	(25)	—	—	(28)	(7)

Net increase (decrease) in net assets resulting from contract owners’ transactions	144,643	20,118	4,118	264,370	(3,152)	117,052	258,973	177,571

TOTAL INCREASE (DECREASE) IN NET ASSETS	154,519	42,817	4,719	564,399	7,735	508,530	746,934	179,380
Net Assets:
Beginning of period	103,076	60,671	—	742,721	34,031	1,152,266	1,320,597	289,554

End of period	$257,595	$103,488	$4,719	$1,307,120	$41,766	$1,660,796	$2,067,531	$468,934

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2013

	T. ROWE PRICE EMERGING MARKETS STOCK FUND	T. ROWE PRICE EQUITY INCOME FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE GLOBAL REAL ESTATE FUND	T. ROWE PRICE GROWTH STOCK FUND	T. ROWE PRICE INTERNATIONAL BOND FUND	T. ROWE PRICE NEW HORIZONS FUND	T. ROWE PRICE NEW INCOME FUND
OPERATIONS
Investment Income	$3	$3	$14,371	$4	$—	$3	$—	$3
Capital gain distribution	—	10	—	1	—	—	25	2
Net realized gain (loss) on investments	—	—	37,844	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	1	19	215,779	(6)	54	(1)	28	(6)
Mortality and expense risk charge (Note 3)	(1)	(1)	(8,891)	(1)	(1)	(1)	(1)	(1)

Net increase (decrease) in net assets resulting from operations	3	31	259,103	(2)	53	1	52	(2)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	256	256	219,189	396	256	316	256	240
Net transfer from (to) fixed accumulation account	100	100	(7,784)	100	100	100	100	100
Transfers between funds	—	—	(15,340)	—	—	—	—	—
Payments to contract owners	—	—	(34,407)	—	—	—	—	—
Annual Maintenance charge (Note 3)	—	—	(3,018)	—	—	—	—	—
Surrender charges (Note 3)	—	—	(45)	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	356	356	158,595	496	356	416	356	340

TOTAL INCREASE (DECREASE) IN NET ASSETS	359	387	417,698	494	409	417	408	338
Net Assets:
Beginning of period	—	—	855,984	—	—	—	—	—

End of period	$359	$387	$1,273,682	$494	$409	$417	$408	$338

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2013

	T. ROWE PRICE OVERSEAS STOCK FUND	T. ROWE PRICE PRIME RESERVE PORTFOLIO	T. ROWE PRICE SMALL- CAP VALUE FUND	T. ROWE PRICE SPECTRUM INCOME FUND	VANGUARD 500 INDEX FUND	VANGUARD DEVELOPED MARKETS INDEX FUND	VANGUARD EMERGING MARKETS STOCK INDEX FUND	VANGAURD EXTENDED MARKET INDEX FUND
OPERATIONS
Investment Income	$7	$—	$1	$4	$11	$18	$12	$8
Capital gain distribution	—	9	11	5	—	—	—	—
Net realized gain (loss) on investments	—	—	—	—	—	—	—	1
Net change in unrealized appreciation (depreciation) on investments	24	—	33	(4)	122	80	(39)	147
Mortality and expense risk charge (Note 3)	(1)	(1,708)	(1)	(1)	(6)	(5)	(2)	(6)

Net increase (decrease) in net assets resulting from operations	30	(1,699)	44	4	127	93	(29)	150

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	240	42,258	240	240	640	621	588	609
Net transfer from (to) fixed accumulation account	100	45,993	100	100	—	—	—	—
Transfers between funds	—	65,601	—	—	—	—	—	—
Payments to contract owners	—	(40,080)	—	—	—	—	—	—
Annual Maintenance charge (Note 3)	—	(125)	—	—	—	—	—	—
Surrender charges (Note 3)	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	340	113,647	340	340	640	621	588	609

TOTAL INCREASE (DECREASE) IN NET ASSETS	370	111,948	384	344	767	714	559	759
Net Assets:
Beginning of period	—	121,063	—	—	—	—	—	—

End of period	$370	$233,011	$384	$344	$767	$714	$559	$759

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2013

	VANGUARD HIGH-YIELD CORPORATE FUND	VANGUARD PRIME MONEY MARKET FUND	VANGUARD REIT INDEX FUND	VANGUARD RETIREMENT INCOME FUND	VANGUARD SHORT- TERM INFLATION PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL- CAP INDEX FUND	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2015 FUND
OPERATIONS
Investment Income	24	—	21	3	—	9	5	6
Capital gain distribution	—	—	—	6	—	—	2	2
Net realized gain (loss) on investments	—	—	—	—	—	1	—	—
Net change in unrealized appreciation (depreciation) on investments	(8)	—	(20)	—	3	143	16	9
Mortality and expense risk charge (Note 3)	(4)	(4)	(4)	(1)	(2)	(6)	(1)	(1)

Net increase (decrease) in net assets resulting from operations	12	(4)	(3)	8	1	147	22	16

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	588	614	589	256	638	558	240	240
Net transfer from (to) fixed accumulation account	—	—	—	100	100	—	100	100
Transfers between funds	—	—	—	—	—	—	—	—
Payments to contract owners	—	—	—	—	—	—	—	—
Annual Maintenance charge (Note 3)	—	—	—	—	—	—	—	—
Surrender charges (Note 3)	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	588	614	589	356	738	558	340	340

TOTAL INCREASE (DECREASE) IN NET ASSETS	600	610	586	364	739	705	362	356
Net Assets:
Beginning of period	—	—	—	—	—	—	—	—

End of period	$600	$610	$586	$364	$739	$705	$362	$356

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2013

	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT
OPERATIONS
Investment Income	6	11	12	12	75	5,499	—	3,950
Capital gain distribution	—	—	—	—	29,055	—	19,039	2,235
Net realized gain (loss) on investments	—	—	—	—	45,542	32,546	5,341	11,976
Net change in unrealized appreciation (depreciation) on investments	16	20	23	(21)	298,473	73,981	30,374	135,881
Mortality and expense risk charge (Note 3)	—	(1)	(1)	(3)	(9,060)	(3,538)	(1,796)	(4,497)

Net increase (decrease) in net assets resulting from operations	22	30	34	(12)	364,085	108,488	52,958	149,545

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	240	456	546	645	250,005	62,952	38,787	118,349
Net transfer from (to) fixed accumulation account	100	100	100	—	(7,358)	(7,134)	(5,948)	(11,680)
Transfers between funds	—	—	—	—	30,199	6,944	(109)	3,635
Payments to contract owners	—	—	—	—	(30,008)	(64,462)	(2,239)	(9,720)
Annual Maintenance charge (Note 3)	—	—	—	—	(1,225)	(625)	(175)	(3,875)
Surrender charges (Note 3)	—	—	—	—	(1)	—	(33)	(41)

Net increase (decrease) in net assets resulting from contract owners’ transactions	340	556	646	645	241,612	(2,325)	30,283	96,668

TOTAL INCREASE (DECREASE) IN NET ASSETS	362	586	680	633	605,697	106,163	83,241	246,213
Net Assets:
Beginning of period	—	—	—	—	764,472	346,987	166,374	382,766

End of period	$362	$586	$680	$633	$1,370,169	$453,150	$249,615	$628,979

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2013

	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND	WILSHIRE VIT 2035 ETF FUND	WILSHIRE VIT BALANCED FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND
OPERATIONS
Investment Income	13	29,549	58,480	79,091	9,546	3,094	10,985	2,807
Capital gain distribution	3,020	13,815	—	8,204	—	—	—	—
Net realized gain (loss) on investments	1,261	19,906	50,610	79,281	19,726	10,892	(2,019)	13,888
Net change in unrealized appreciation (depreciation) on investments	28,092	80,810	234,997	388,243	58,854	33,462	(18,290)	23,617
Mortality and expense risk charge (Note 3)	(815)	(13,080)	(26,504)	(35,657)	(4,864)	(1,601)	(3,628)	(2,846)

Net increase (decrease) in net assets resulting from operations	31,571	131,000	317,583	519,162	83,262	45,847	(12,952)	37,466

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	17,932	273,063	685,446	981,673	135,796	63,019	191,785	61,091
Net transfer from (to) fixed accumulation account	(894)	(4,524)	(82,815)	(21,814)	(5,642)	(15,545)	(10,635)	(12,697)
Transfers between funds	(267)	(22,721)	(13,371)	(9,239)	31,054	—	(6,666)	(31,589)
Payments to contract owners	(450)	(44,066)	(30,770)	(190,457)	(113,556)	(2,048)	(19,314)	(7,387)
Annual Maintenance charge (Note 3)	(546)	(1,050)	(4,675)	(11,995)	(475)	(50)	(450)	(25)
Surrender charges (Note 3)	—	(256)	(140)	—	(3)	—	(240)	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	15,775	200,446	553,675	748,168	47,174	45,376	154,480	9,393

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,346	331,446	871,258	1,267,330	130,436	91,223	141,528	46,859
Net Assets:
Beginning of period	67,056	1,317,951	2,561,452	3,379,518	469,546	135,132	327,492	318,100

End of period	$114,402	$1,649,397	$3,432,710	$4,646,848	$599,982	$226,355	$469,020	$364,959

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2013

	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
OPERATIONS
Investment Income	—	1,486
Capital gain distribution	—	—
Net realized gain (loss) on investments	3,671	10,917
Net change in unrealized appreciation (depreciation) on investments	49,146	21,591
Mortality and expense risk charge (Note 3)	(1,272)	(1,139)

Net increase (decrease) in net assets resulting from operations	51,545	32,855

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	25,478	23,013
Net transfer from (to) fixed accumulation account	(6,110)	(9,763)
Transfers between funds	545	(112)
Payments to contract owners	(32)	(5,874)
Annual Maintenance charge (Note 3)	(75)	(118)
Surrender charges (Note 3)	(1)	—

Net increase (decrease) in net assets resulting from contract owners’ transactions	19,805	7,146

TOTAL INCREASE (DECREASE) IN NET ASSETS	71,350	40,001
Net Assets:
Beginning of period	122,103	111,238

End of period	$193,453	$151,239

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements

December 31, 2014 and December 31, 2013

1. NATURE OF SEPARATE ACCOUNT—Horace Mann Life Insurance Company—Qualified Group Annuity Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established January 02, 2008 by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of AllianceBernstein VPS Large Cap Growth Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Small Cap Growth Portfolio, American Century Mid Cap Value Fund, American Funds IS Blue Chip Growth and Income Fund, American Funds IS Growth Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS New World Fund, Ariel Fund, Calvert S&P Mid Cap 400 Index Portfolio, Davis Value Portfolio, Delaware VIP REIT Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, Dreyfus Small Cap Stock Index Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Index 500 Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Overseas Portfolio, Goldman Sachs VIT Mid Cap Value Fund, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Income & Growth ETF Asset Allocation Portfolio, J.P. Morgan Insurance Trust U.S. Equity Portfolio, Lazard Retirement US Small-Mid Cap Equity Portfolio, Lord Abbett Developing Growth Portfolio, Neuberger Berman Genesis Fund, Putnam VT Multi-Cap Growth Fund, Rainier Small/Mid Cap Equity Portfolio, Royce Capital Fund Small Cap Portfolio, Templeton Global Bond Securities Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price Equity Income Fund, T. Rowe Price Equity Income Portfolio VIP II, T. Rowe Price Global Real Estate Fund, T. Rowe Price Growth Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price New Horizons Fund, T. Rowe Price New Income Fund, T. Rowe Price Overseas Stock Fund, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Small-Cap Value Fund, T. Rowe Price Spectrum Income Fund, Vanguard 500 Index Fund, Vanguard Developed Markets Index Fund, Vanguard Emerging Markets Stock Index Fund, Vanguard Extended Market Index Fund, Vanguard High-Yield Corporate Fund, Vanguard Prime Money Market Fund, Vanguard REIT Index Fund, Vanguard Retirement Income Fund, Vanguard Short-Term Inflation-Protected Securities Index Fund, Vanguard Small-Cap Index Fund, Vanguard STAR Fund, Vanguard Target Retirement 2015 Fund, Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2035 Fund, Vanguard Target Retirement 2045 Fund, Vanguard Total Bond Market Index Fund, Wells Fargo Advantage VT Discovery Fund, Wilshire 5000 Index Portfolio-Investment, Wilshire Large Co. Growth Portfolio-Investment, Wilshire Large Co. Value Portfolio-Investment, Wilshire Small Co. Value Portfolio-Investment, Wilshire VIT 2015 ETF Fund, Wilshire VIT 2025 ETF Fund, Wilshire VIT 2035 ETF Fund, and Wilshire VIT Global Allocation Fund. The funds collectively are referred to as the “Funds.”

Effective May 1, 2014 five new funds were added to the Separate Account, American Funds IS Blue Chip Growth and Income Fund, American Funds IS Growth Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS New World Fund and J.P. Morgan Insurance Trust U.S. Equity Portfolio, Effective September 19, 2014 the Wilshire VIT Equity, Income, International Equity, Small Cap and Socially Responsible Funds were merged into the Wilshire VIT Balanced Fund. After the merger Wilshire VIT Balanced Fund changed its name to the Wilshire VIT Global Allocation Fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.

A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC’s other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Investments

Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.

The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2014, there were no transfers out of Level 1 securities.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2014 and December 31, 2013

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Income Taxes

The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

Recently Issued Accounting Standards.

There are no recently issued accounting standards applicable to the Separate Account.

Subsequent Events

Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.

3. EXPENSES AND RELATED PARTY TRANSACTIONS—Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.

For assuming mortality and expense risk, HMLIC applies an asset charge to the Subaccounts for the life of the Certificate as a direct reduction to unit value ranging from .75% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

An annual certificate maintenance charge of $36 is deducted from each contract unless the contract value equals or exceeds $50,000 to reimburse HMLIC for expenses incurred in administering the certificate. The certificate maintenance charge is assessed on the certificate anniversary date through a reduction of units. This charge may be reduced or eliminated on certain certificates based on the plan selected by the employer. The annual maintenance charge is paid through a redemption of units and is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the certificate when none of the variable subaccount(s) have any value. Charges for the annual maintenance charge cease on the maturity date. A proportionate amount of the annual maintenance fee will be charged upon the surrender of a Certificate. The annual maintenance fee ceases when Annuity payments begin. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $50,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.

In certain circumstances in the event of a contract being surrendered or withdrawn from the subaccount, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the subaccount(s).

HMLIC contributed $27,416 and $6,373 in the form of bonus credits to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Year or Period Ending December 31, 2014

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES

During the year or period ended December 31 ,2014 purchases and proceeds from sales of fund shares were as follows:

	Purchases	Sales
AllianceBernstein VPS Large Cap Growth Portfolio	$198,039	$85,402
AllianceBernstein VPS Small/Mid Cap Value Portfolio	59,977	4,720
AllianceBernstein VPS Small Cap Growth Portfolio	70,433	11,373
American Century Mid Cap Value Fund	91,250	44,898
American Funds IS Blue Chip Growth & Income Fund	142,588	383
American Funds IS Growth Fund	66,869	143
American Funds IS Managed Risk Asset Allocation Fund	89,608	205
American Funds IS New World Fund	96,897	699
Ariel Fund	149,014	18,944
Calvert S&P Mid Cap 400 Index Portfolio	268,377	38,840
Davis Value Portfolio	828,435	136,890
Delaware VIP REIT Series	404,114	102,649
Delaware VIP Smid Cap Growth Series	160,700	17,574
Delaware VIP U.S. Growth Series	78,307	6,568
Dreyfus Small Cap Stock Index Portfolio	300,950	32,177
Fidelity VIP Emerging Markets Portfolio	134,102	50,187
Fidelity VIP Growth Portfolio	1,513,728	324,545
Fidelity VIP Growth & Income Portfolio	256,387	114,098
Fidelity VIP High Income Portfolio	431,435	116,875
Fidelity VIP Index 500 Portfolio	2,054,650	442,177
Fidelity VIP Investment Grade Bond Portfolio	633,494	234,331
Fidelity VIP Mid Cap Portfolio	938,148	183,312
Fidelity VIP Overseas Portfolio	1,269,544	348,624
Goldman Sachs VIT Mid Cap Value Fund	66,083	4,523
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	763,311	132,823
Ibbotson Balanced ETF Asset Allocation Portfolio	701,707	129,657
Ibbotson Conservative ETF Asset Allocation Portfolio	166,000	52,401
Ibbotson Growth ETF Asset Allocation Portfolio	905,397	110,108
Ibbotson Income & Growth ETF Asset Allocation Portfolio	153,483	5,924
J.P. Morgan Insurance Trust U.S. Equity Portfolio	35,404	71
Lazard Retirement US Small-Mid Cap Equity Portfolio	57,810	13,891
Lord Abbett Developing Growth Portfolio	57,845	4,123
Neuberger Berman Genesis Fund	648,108	173,635
Putnam VT Multi-Cap Growth Fund	10,837	4,527
Rainier Small/Mid Cap Equity Portfolio	530,653	58,295
Royce Capital Fund Small Cap Portfolio	751,710	172,307
Templeton Global Bond Securities Fund	169,213	70,191
T. Rowe Price Emerging Markets Stock Fund	6	2
T. Rowe Price Equity Income Fund	165	2
T. Rowe Price Equity Income Portfolio VIP II	348,814	56,060
T. Rowe Price Global Real Estate Fund	335	6
T. Rowe Price Growth Stock Fund	164	1
T. Rowe Price International Bond Fund	150	4
T. Rowe Price New Horizons Fund	48	2
T. Rowe Price New Income Fund	20	2
T. Rowe Price Overseas Stock Fund	18	2
T. Rowe Price Prime Reserve Portfolio	144,789	134,910
T. Rowe Price Small-Cap Value Fund	185	1
T. Rowe Price Spectrum Income Fund	18	2
Vanguard 500 Index Fund	506	4
Vanguard Developed Markets Index Fund	340	8
Vanguard Emerging Markets Stock Index Fund	214	5
Vanguard Extended Market Index Fund	398	4
Vanguard High-Yield Corporate Fund	90	6
Vanguard Prime Money Market Fund	52,288	263
Vanguard REIT Index Fund	73	7
Vanguard Retirement Income Fund	8	2
Vanguard Short-Term Inflation-Protected Securities Index Fund	5	5
Vanguard Small-Cap Index Fund	50	4
Vanguard STAR Fund	139,349	495
Vanguard Target Retirement 2015 Fund	24,200	17
Vanguard Target Retirement 2025 Fund	46,465	176
Vanguard Target Retirement 2035 Fund	9,337	17
Vanguard Target Retirement 2045 Fund	23,370	32
Vanguard Total Bond Market Index Fund	314	8
Wells Fargo Advantage VT Discovery Fund	837,042	88,850
Wilshire 5000 Index Portfolio Investment	114,751	21,395
Wilshire Large Co. Growth Portfolio Investment	102,222	26,622
Wilshire Large Co. Value Portfolio Investment	304,396	27,015
Wilshire Small Co. Value Portfolio Investment	60,275	9,068
Wilshire VIT 2015 ETF Fund	553,511	239,287
Wilshire VIT 2025 ETF Fund	1,386,148	299,601
Wilshire VIT 2035 ETF Fund	1,440,461	257,156
Wilshire VIT Global Allocation Fund	1,869,366	171,136
Wilshire VIT Equity Fund	17,991	191,882
Wilshire VIT Income Fund	186,851	677,084
Wilshire VIT International Equity Fund	54,189	366,794
Wilshire VIT Small Cap Growth Fund	54,207	180,547
Wilshire VIT Socially Responsible Fund	83,942	196,490

	$23,111,678	$6,193,064

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Year or Period Ended December 31, 2013 and December 31, 2014

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	Units Outstanding at 01/01/2013	Consideration Received 2013	Net Transfers 2013	Payments to Contract Owners 2013	Units Outstanding at 12/31/2013	Consideration 2014	Net Transfers 2014	Payments to Contract Owners 2014	Units Outstanding at 12/31/2014
AllianceBernstein VPS Large Cap Growth Portfolio	32,987	5,054	(719)	(1,386)	35,936	4,776	(1,047)	(2,262)	37,403
AllianceBernstein VPS Small/Mid Cap Value Portfolio	7,386	1,288	(271)	(484)	7,919	1,106	(112)	(36)	8,877
AllianceBernstein VPS Small Cap Growth Portfolio	8,975	1,802	(255)	(265)	10,257	1,669	(98)	(435)	11,393
American Century Mid Cap Value Fund	144	2,828	725	(3)	3,694	2,129	54	(403)	5,474
American Funds IS Blue Chip Growth & Income Fund	—	—	—	—	—	8,919	708	—	9,627
American Funds IS Growth Fund	—	—	—	—	—	743	64	—	807
American Funds IS Managed Risk Asset Allocation Fund	—	—	—	—	—	5,922	1,468	—	7,390
American Funds IS New World Fund	—	—	—	—	—	3,682	319	—	4,001
Ariel Fund	6,837	1,668	(199)	(84)	8,222	887	(309)	(76)	8,724
Calvert S&P Mid Cap 400 Index Portfolio	599	1,707	556	—	2,862	2,079	(249)	(120)	4,572
Davis Value Portfolio	97,552	14,807	(2,831)	(2,113)	107,415	18,711	(1,460)	(6,671)	117,995
Delaware VIP REIT Series	88,095	18,372	(1,838)	(2,832)	101,797	22,277	(1,870)	(5,966)	116,238
Delaware VIP Smid Cap Growth Series	12,171	3,053	(500)	(185)	14,539	2,700	63	(238)	17,064
Delaware VIP U.S. Growth Series	1,083	1,099	201	(2)	2,381	3,919	982	(98)	7,184
Dreyfus Small Cap Stock Index Portfolio	22,375	7,985	245	(604)	30,001	9,111	(117)	(947)	38,048
Fidelity VIP Emerging Markets Portfolio	32,989	17,118	(99)	(178)	49,830	12,924	(2,069)	(1,093)	59,592
Fidelity VIP Growth Portfolio	76,250	18,310	1,480	(2,037)	94,003	20,506	1,952	(5,757)	110,704
Fidelity VIP Growth & Income Portfolio	28,288	7,955	14,001	(641)	49,603	6,246	141	(3,549)	52,441
Fidelity VIP High Income Portfolio	87,416	38,840	(1,804)	(2,191)	122,261	33,507	1,875	(6,999)	150,644
Fidelity VIP Index 500 Portfolio	21,305	6,377	(154)	(628)	26,900	7,518	(156)	(1,457)	32,805
Fidelity VIP Investment Grade Bond Portfolio	71,858	37,105	(5,976)	(1,251)	101,736	32,972	(5,663)	(3,581)	125,464
Fidelity VIP Mid Cap Portfolio	32,078	8,575	484	(683)	40,454	14,127	785	(1,581)	53,785
Fidelity VIP Overseas Portfolio	150,655	34,039	(3,029)	(4,369)	177,296	49,349	(4,998)	(8,162)	213,485
Goldman Sachs VIT Mid Cap Value Fund	1,513	2,472	89	(301)	3,773	2,033	(177)	(31)	5,598
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	22,830	35,867	(2,729)	(72)	55,896	49,616	(75)	(674)	104,763
Ibbotson Balanced ETF Asset Allocation Portfolio	33,207	67,477	(453)	(472)	99,759	48,786	(1,972)	(5,419)	141,154
Ibbotson Conservative ETF Asset Allocation Portfolio	4,175	9,075	2,689	(21)	15,918	12,614	359	(4,110)	24,781
Ibbotson Growth ETF Asset Allocation Portfolio	24,806	64,334	6,193	(584)	94,749	60,254	3,908	(1,769)	157,142
Ibbotson Income & Growth ETF Asset Allocation Portfolio	8,982	12,145	—	(19)	21,108	10,429	881	(90)	32,328
J.P. Morgan Insurance Trust U.S. Equity Portfolio		—	—	—	—	908	444	(1)	1,351
Lazard Retirement US Small-Mid Cap Equity Portfolio	5,156	1,725	(309)	(12)	6,560	2,062	(381)	(115)	8,126
Lord Abbett Developing Growth Portfolio	—	125	59	—	184	1,651	590	(110)	2,315
Neuberger Berman Genesis Fund	23,060	5,732	2,161	(941)	30,012	7,759	(75)	(2,166)	35,530
Putnam VT Multi-Cap Growth Fund	1,538	357	(499)	(1)	1,395	321	(185)	(8)	1,523
Rainier Small/Mid Cap Equity Portfolio	32,888	4,767	(1,256)	(570)	35,829	5,027	(539)	(1,304)	39,013
Royce Capital Fund Small Cap Portfolio	106,745	19,400	1,256	(2,406)	124,995	21,456	(3,490)	(4,208)	138,753
Templeton Global Bond Securities Fund	12,928	8,340	(389)	(74)	20,805	5,849	(1,828)	(381)	24,445
T. Rowe Price Emerging Markets Stock Fund	—	8	3	—	11	—	—	—	11
T. Rowe Price Equity Income Fund	—	8	3	—	11	4	—	—	15
T. Rowe Price Equity Income Portfolio VIP II	36,293	7,941	(807)	(1,366)	42,061	7,948	1,107	(1,158)	49,958
T. Rowe Price Global Real Estate Fund	—	22	5	—	27	17	—	—	44
T. Rowe Price Growth Stock Fund	—	5	3	—	8	2	—	—	10
T. Rowe Price International Bond Fund	—	34	10	—	44	14	—	—	58

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Year or Period Ended December 31, 2013 and December 31, 2014

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	Units Outstanding at 01/01/2013	Consideration Received 2013	Net Transfers 2013	Payments to Contract Owners 2013	Units Outstanding at 12/31/2013	Consideration 2014	Net Transfers 2014	Payments to Contract Owners 2014	Units Outstanding at 12/31/2014
T. Rowe Price New Horizons Fund	—	5	3	—	8	—	—		8
T. Rowe Price New Income Fund	—	26	10	—	36	1	—	—	37
T. Rowe Price Overseas Stock Fund	—	25	11	—	36	1	—	—	37
T. Rowe Price Prime Reserve Portfolio	122,847	43,147	113,599	(40,969)	238,624	32,263	104,782	(124,758)	250,911
T. Rowe Price Small-Cap Value Fund	—	5	2	—	7	3	—	—	10
T. Rowe Price Spectrum Income Fund	—	19	7	—	26	1	—	—	27
Vanguard 500 Index Fund	—	5	—	—	5	4	—	—	9
Vanguard Developed Markets Index Fund	—	61	—	—	61	27	—	—	88
Vanguard Emerging Markets Stock Index Fund	—	17	—	—	17	6	—	—	23
Vanguard Extended Market Index Fund	—	14	—	—	14	7	—	—	21
Vanguard High-Yield Corporate Fund	—	96	—	—	96	9	—	—	105
Vanguard Prime Money Market Fund	—	614	—	—	614	52,406	—	—	53,020
Vanguard REIT Index Fund	—	23	—	—	23	2	—	—	25
Vanguard Retirement Income Fund	—	20	8	—	28	—	—	—	28
Vanguard Short-Term Inflation-Protected Securities Index Fund	—	26	4	—	30	—	—	—	30
Vanguard Small-Cap Index Fund	—	15	—	—	15	1	—	—	16
Vanguard STAR Fund	—	10	5	—	15	5,336	—	—	5,351
Vanguard Target Retirement 2015 Fund	—	17	7		24	1,465	—	—	1,489
Vanguard Target Retirement 2025 Fund	—	16	7		23	2,734	—	—	2,757
Vanguard Target Retirement 2035 Fund	—	27	7		34	502	—	—	536
Vanguard Target Retirement 2045 Fund	—	32	6		38	1,193	—	—	1,231
Vanguard Total Bond Market Index Fund	—	59	—		59	26	—	—	85
Wells Fargo Advantage VT Discovery Fund	31,588	8,327	822	(1,033)	39,704	14,946	2,814	(2,748)	54,716
Wilshire 5000 Index Portfolio Investment	27,143	4,202	102	(4,399)	27,048	5,285	472	(1,384)	31,421
Wilshire Large Co. Growth Portfolio Investment	4,734	980	(155)	(61)	5,498	1,146	(182)	(399)	6,063
Wilshire Large Co. Value Portfolio Investment	23,840	6,205	(403)	(675)	28,967	7,009	1,641	(1,177)	36,440
Wilshire Small Co. Value Portfolio Investment	3,841	856	(52)	(45)	4,600	1,626	(286)	(181)	5,759
Wilshire VIT 2015 ETF Fund	107,933	21,370	(2,185)	(3,600)	123,518	34,096	(7,509)	(16,303)	133,802
Wilshire VIT 2025 ETF Fund	221,335	56,099	(7,822)	(2,952)	266,660	96,365	(23,877)	(2,440)	336,708
Wilshire VIT 2035 ETF Fund	311,658	84,663	(2,726)	(17,618)	375,977	104,213	(10,426)	(9,634)	460,130
Wilshire VIT Equity Fund	6,660	2,695	(633)	(86)	8,636	651	(8,726)	(561)	—
Wilshire VIT Global Allocation Fund	22,091	5,868	1,116	(5,033)	24,042	9,667	56,538	(1,386)	88,861
Wilshire VIT Income Fund	20,914	12,446	(1,171)	(1,305)	30,884	8,465	(37,028)	(2,321)	—
Wilshire VIT International Equity Fund	24,271	4,459	(3,369)	(521)	24,840	2,865	(27,141)	(564)	—
Wilshire VIT Small Cap Growth Fund	8,437	1,479	(308)	(6)	9,602	1,020	(10,297)	(325)	—
Wilshire VIT Socially Responsible Fund	7,951	1,437	(569)	(366)	8,453	1,290	(9,620)	(123)	—

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2014

6. FINANCIAL HIGHLIGHTS

For the Year or Period Ended December 31, 2014

Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio**	Total Return Lowest to Highest***
AllianceBernstein VPS Large Cap Growth Portfolio	37,403	43.82 to 45.52	1,689,944	0.75% to 1.25%	0.00%	12.21% to 13.01%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	8,877	27.09 to 30.13	251,305	0.75% to 1.25%	0.47%	7.89% to 8.50%
AllianceBernstein VPS Small Cap Growth Portfolio	11,393	24.93 to 25.94	292,991	0.75% to 1.25%	0.00%	(3.49%) to (2.81%)
American Century Mid Cap Value Fund	5,474	21.94 to 22.18	120,267	0.75% to 1.25%	1.31%	15.01% to 15.94%
American Funds IS Blue Chip Growth & Income Fund	9,627	15.03 to 15.06	144,693	0.75% to 1.25%	6.08%	10.33% to 10.58%[1]
American Funds IS Growth Fund	807	84.29 to 84.39	68,002	0.75% to 1.25%	2.09%	8.00% to 8.13%[1]
American Funds IS Managed Risk Asset Allocation Fund	7,390	12.22 to 12.24	90,282	0.75% to 1.25%	0.13%	2.41% to 2.67%[1]
American Funds IS New World Fund	4,001	22.84 to 22.89	91,407	0.75% to 1.25%	2.87%	(7.92%) to (7.76%)[1]
Ariel Fund	8,724	76.77 to 80.92	697,048	0.75% to 1.25%	0.59%	9.59% to 10.13%
Calvert S&P Mid Cap 400 Index Portfolio	4,572	109.02 to 112.17	502,867	0.75% to 1.25%	0.74%	7.51% to 8.19%
Davis Value Portfolio	117,995	17.92 to 18.74	2,188,452	0.75% to 1.25%	1.00%	4.73% to 5.28%
Delaware VIP REIT Series	116,238	16.24 to 16.76	1,929,993	0.75% to 1.25%	1.09%	27.57% to 28.13%
Delaware VIP Smid Cap Growth Series	17,064	35.22 to 39.99	643,896	0.75% to 1.25%	0.00%	0.93% to 2.11%
Delaware VIP U.S. Growth Series	7,184	14.81 to 14.97	106,570	0.75% to 1.25%	0.01%	11.44% to 11.97%
Dreyfus Small Cap Stock Index Portfolio	38,048	25.70 to 26.83	1,011,933	0.75% to 1.25%	0.55%	3.38% to 4.36%
Fidelity VIP Emerging Markets Portfolio	59,592	8.95 to 9.28	542,471	0.75% to 1.25%	0.14%	(0.11%) to 0.76%
Fidelity VIP Growth Portfolio	110,704	59.31 to 61.69	6,752,289	0.75% to 1.25%	0.00%	9.65% to 10.20%
Fidelity VIP Growth & Income Portfolio	52,441	21.06 to 23.38	1,197,434	0.75% to 1.25%	1.61%	8.79% to 9.41%
Fidelity VIP High Income Portfolio	150,644	8.26 to 8.66	1,281,366	0.75% to 1.25%	6.40%	(0.36%) to 0.23%
Fidelity VIP Index 500 Portfolio	32,805	244.87 to 248.05	8,105,512	0.75% to 1.25%	1.61%	11.89% to 12.45%
Fidelity VIP Investment Grade Bond Portfolio	125,464	15.76 to 16.48	2,036,613	0.75% to 1.25%	2.23%	4.17% to 4.81%
Fidelity VIP Mid Cap Portfolio	53,785	44.74 to 53.25	2,738,004	0.75% to 1.25%	0.02%	4.51% to 5.23%
Fidelity VIP Overseas Portfolio	213,485	19.87 to 22.34	4,459,145	0.75% to 1.25%	1.23%	(9.45%) to (8.98%)
Goldman Sachs VIT Mid Cap Value Fund	5,598	22.38 to 23.12	126,416	0.75% to 1.25%	0.89%	11.18% to 12.95%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	104,763	12.03 to 12.21	1,262,527	0.75% to 1.25%	1.26%	3.17% to 4.00%
Ibbotson Balanced ETF Asset Allocation Portfolio	141,154	12.67 to 12.86	1,790,353	0.75% to 1.25%	1.35%	3.25% to 4.05%
Ibbotson Conservative ETF Asset Allocation Portfolio	24,781	12.29 to 12.48	304,663	0.75% to 1.25%	1.25%	1.82% to 2.38%
Ibbotson Growth ETF Asset Allocation Portfolio	157,142	12.41 to 12.59	1,952,938	0.75% to 1.25%	1.27%	3.31% to 4.05%
Ibbotson Income & Growth ETF Asset Allocation Portfolio	32,328	12.49 to 12.68	403,725	0.75% to 1.25%	1.38%	2.03% to 2.92%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,351	26.88 to 26.92	36,321	0.75% to 1.25%	0.06%	11.80% to 11.98%[1]
Lazard Retirement US Small-Mid Cap Equity Portfolio	8,126	17.07 to 17.70	141,056	0.75% to 1.25%	0.00%	9.63% to 10.63%
Lord Abbett Developing Growth Portfolio	2,315	26.32 to 26.50	61,031	0.75% to 1.25%	0.00%	2.73% to 3.23%
Neuberger Berman Genesis Fund	35,530	42.12 to 43.58	1,523,690	0.75% to 1.25%	0.13%	(1.82%) to (1.34%)
Putnam VT Multi-Cap Growth Fund	1,523	33.00 to 33.86	51,294	0.75% to 1.25%	0.30%	11.71% to 12.64%
Rainier Small/Mid Cap Equity Portfolio	39,013	46.32 to 48.44	1,876,054	0.75% to 1.25%	0.00%	2.93% to 3.81%
Royce Capital Fund Small Cap Portfolio	138,753	16.32 to 17.10	2,350,040	0.75% to 1.25%	0.13%	1.94% to 2.52%
Templeton Global Bond Securities Fund	24,445	22.27 to 22.94	555,244	0.75% to 1.25%	4.70%	0.45% to 1.24%
T. Rowe Price Emerging Markets Stock Fund	11	32.62 to 32.78	365	0.85% to 1.25%	0.55%	0.93% to 1.08%
T. Rowe Price Equity Income Fund	15	36.23 to 36.40	547	0.85% to 1.25%	1.71%	6.93% to 7.13%
T. Rowe Price Equity Income Portfolio VIP II	49,958	31.30 to 32.57	1,606,673	0.75% to 1.25%	1.51%	5.46% to 6.31%
T. Rowe Price Global Real Estate Fund	44	20.43 to 20.65	909	0.85% to 1.25%	2.42%	13.31% to 14.02%
T. Rowe Price Growth Stock Fund	10	56.73 to 56.91	564	0.85% to 1.25%	0.00%	8.28% to 8.38%
T. Rowe Price International Bond Fund	58	9.10 to 9.32	527	0.85% to 1.25%	2.75%	(4.81%) to (3.52%)
T. Rowe Price New Horizons Fund	8	52.07 to 52.21	434	0.85% to 1.25%	0.00%	5.62% to 5.67%
T. Rowe Price New Income Fund	37	9.83 to 10.08	367	0.85% to 1.25%	2.84%	5.51% to 5.77%
T. Rowe Price Overseas Stock Fund	37	9.80 to 9.83	359	0.85% to 1.25%	2.74%	(4.95%) to (4.84%)
T. Rowe Price Prime Reserve Portfolio	250,911	0.95 to 0.97	242,890	0.75% to 1.25%	0.00%	(1.04%) to (1.02%)
T. Rowe Price Small-Cap Value Fund	10	51.60 to 51.74	538	0.85% to 1.25%	0.65%	(0.40%) to (0.29%)
T. Rowe Price Spectrum Income Fund	27	13.43 to 13.70	359	0.85% to 1.25%	3.41%	3.22% to 3.63%
Vanguard 500 Index Fund	9	157.38 to 159.63	1,364	0.85% to 1.25%	1.78%	11.60% to 12.49%
Vanguard Developed Markets Index Fund	88	10.81 to 11.15	964	0.85% to 1.25%	3.46%	(7.29%) to (6.14%)
Vanguard Emerging Markets Stock Index Fund	23	32.89 to 33.48	750	0.85% to 1.25%	2.60%	(0.42%) to 0.24%
Vanguard Extended Market Index Fund	21	56.83 to 58.32	1,201	0.85% to 1.25%	1.53%	5.98% to 7.05%
Vanguard High-Yield Corporate Fund	105	6.30 to 6.64	680	0.85% to 1.25%	5.31%	2.08% to 4.90%
Vanguard Prime Money Market Fund	53,020	0.96 to 0.99	52,635	0.85% to 1.25%	0.01%	(2.04%) to (1.00%)
Vanguard REIT Index Fund	25	32.05 to 32.73	805	0.85% to 1.25%	4.03%	28.00% to 29.73%
Vanguard Retirement Income Fund	28	13.41 to 13.45	382	0.85% to 1.25%	1.88%	4.91% to 5.09%
Vanguard Short-Term Inflation-Protected Securities Index Fund	30	24.10 to 24.24	724	0.85% to 1.25%	0.68%	(2.11%) to (1.74%)
Vanguard Small-Cap Index Fund	16	50.01 to 51.33	786	0.85% to 1.25%	1.48%	5.71% to 6.78%
Vanguard STAR Fund	5,351	25.89 to 26.07	138,541	0.85% to 1.25%	3.55%	6.46% to 6.87%
Vanguard Target Retirement 2015 Fund	1,489	15.97 to 16.02	23,857	0.85% to 1.25%	3.55%	6.02% to 6.09%
Vanguard Target Retirement 2025 Fund	2,757	17.05 to 17.11	47,053	0.85% to 1.25%	3.79%	6.36% to 6.74%
Vanguard Target Retirement 2035 Fund	536	18.35 to 18.42	9,873	0.85% to 1.25%	3.82%	6.25% to 6.67%
Vanguard Target Retirement 2045 Fund	1,231	19.17 to 19.24	23,665	0.85% to 1.25%	3.92%	6.15% to 6.60%
Vanguard Total Bond Market Index Fund	85	11.14 to 11.37	960	0.85% to 1.25%	2.39%	3.82% to 5.67%
Wells Fargo Advantage VT Discovery Fund	54,716	33.29 to 34.73	1,877,382	0.75% to 1.25%	0.00%	(1.25%) to (0.37%)
Wilshire 5000 Index Portfolio Investment	31,421	18.21 to 18.93	586,319	0.75% to 1.25%	1.37%	11.04% to 11.55%
Wilshire Large Co. Growth Portfolio Investment	6,063	46.93 to 49.31	295,133	0.75% to 1.25%	0.00%	6.34% to 7.17%
Wilshire Large Co. Value Portfolio Investment	36,440	22.90 to 24.18	868,370	0.75% to 1.25%	1.23%	9.05% to 9.96%
Wilshire Small Co. Value Portfolio Investment	5,759	25.41 to 26.69	150,596	0.75% to 1.25%	0.00%	5.13% to 5.37%
Wilshire VIT 2015 ETF Fund	133,802	13.65 to 14.06	1,853,654	0.75% to 1.25%	1.74%	3.75% to 4.36%
Wilshire VIT 2025 ETF Fund	336,708	13.06 to 13.58	4,514,639	0.75% to 1.25%	1.39%	3.82% to 4.38%
Wilshire VIT 2035 ETF Fund	460,130	12.52 to 13.08	5,937,972	0.75% to 1.25%	1.31%	4.07% to 4.56%
Wilshire VIT Global Allocation Fund	88,861	24.37 to 25.67	2,251,872	0.75% to 1.25%	1.05%	0.95% to 1.46%

*	These ratios represent the annualized contract expenses of the active contract owners of the subaccounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

[1]	This fund became available for investment by contract owners of the subaccount on May 1, 2014 and the return is for the period May 1, 2014 to December 31, 2014.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2014

6. FINANCIAL HIGHLIGHTS (Continued)

For the Year or Period Ended December 31, 2013

Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio**	Total Return Lowest to Highest***
AllianceBernstein VPS Large Cap Growth Portfolio	35,936	38.97 to 40.28	1,437,917	0.75% to 1.25%	0.00%	35.31% to 36.41%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	7,919	25.11 to 27.81	207,685	0.75% to 1.25%	0.44%	36.25% to 37.68%
AllianceBernstein VPS Small Cap Growth Portfolio	10,257	25.77 to 26.69	271,734	0.75% to 1.25%	0.00%	43.57% to 44.29%
American Century Mid Cap Value Fund	3,694	19.03 to 19.13	70,293	0.75% to 1.25%	1.49%	28.93% to 29.52%
Ariel Fund	8,222	70.05 to 73.48	597,353	0.75% to 1.25%	0.70%	42.93% to 44.79%
Calvert S&P Mid Cap 400 Index Portfolio	2,862	101.33 to 103.68	291,135	0.75% to 1.25%	0.74%	30.54% to 31.51%
Davis Value Portfolio	107,415	17.11 to 17.80	1,893,612	0.75% to 1.25%	0.94%	31.82% to 32.44%
Delaware VIP REIT Series	101,797	12.73 to 13.08	1,320,225	0.75% to 1.25%	1.32%	0.63% to 1.16%
Delaware VIP Smid Cap Growth Series	14,539	34.60 to 39.24	537,532	0.75% to 1.25%	0.00%	39.45% to 39.93%
Delaware VIP U.S. Growth Series	2,381	13.29 to 13.37	31,669	0.75% to 1.25%	0.09%	33.17% to 33.83%
Dreyfus Small Cap Stock Index Portfolio	30,001	24.86 to 25.71	765,412	0.75% to 1.25%	0.93%	38.57% to 39.65%
Fidelity VIP Emerging Markets Portfolio	49,830	8.96 to 9.21	452,488	0.75% to 1.25%	0.73%	2.52% to 3.14%
Fidelity VIP Growth Portfolio	94,003	54.09 to 55.98	5,208,179	0.75% to 1.25%	0.05%	34.39% to 35.02%
Fidelity VIP Growth & Income Portfolio	49,603	19.31 to 21.41	1,042,178	0.75% to 1.25%	2.09%	31.17% to 32.30%
Fidelity VIP High Income Portfolio	122,261	8.29 to 8.64	1,039,450	0.75% to 1.25%	6.78%	4.41% to 4.85%
Fidelity VIP Index 500 Portfolio	26,900	218.40 to 220.58	5,916,881	0.75% to 1.25%	1.88%	29.85% to 30.95%
Fidelity VIP Investment Grade Bond Portfolio	101,736	15.08 to 15.76	1,578,004	0.75% to 1.25%	2.59%	(3.22%) to (2.78%)
Fidelity VIP Mid Cap Portfolio	40,454	42.81 to 50.70	1,944,657	0.75% to 1.25%	0.30%	34.23% to 34.89%
Fidelity VIP Overseas Portfolio	177,296	21.90 to 24.60	4,074,898	0.75% to 1.25%	1.19%	28.59% to 29.19%
Goldman Sachs VIT Mid Cap Value Fund	3,773	20.12 to 20.47	75,946	0.75% to 1.25%	0.85%	31.33% to 31.98%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	55,896	11.63 to 11.74	650,965	0.75% to 1.25%	1.46%	17.09% to 17.64%
Ibbotson Balanced ETF Asset Allocation Portfolio	99,759	12.24 to 12.36	1,221,950	0.75% to 1.25%	2.02%	10.77% to 11.35%
Ibbotson Conservative ETF Asset Allocation Portfolio	15,918	12.07 to 12.20	192,218	0.75% to 1.25%	2.01%	1.60% to 2.18%
Ibbotson Growth ETF Asset Allocation Portfolio	94,749	11.98 to 12.10	1,136,645	0.75% to 1.25%	1.77%	15.41% to 16.12%
Ibbotson Income & Growth ETF Asset Allocation Portfolio	21,108	12.20 to 12.32	257,595	0.75% to 1.25%	2.00%	6.27% to 6.94%
Lazard Retirement US Small-Mid Cap Equity Portfolio	6,560	15.57 to 16.00	103,488	0.75% to 1.25%	0.00%	33.65% to 34.68%
Lord Abbett Developing Growth Portfolio	184	25.62 to 25.67	4,719	0.75% to 1.25%	0.00%	41.00% to 41.28%[2]
Neuberger Berman Genesis Fund	30,012	42.90 to 44.17	1,307,120	0.75% to 1.25%	0.18%	34.86% to 35.79%
Putnam VT Multi-Cap Growth Fund	1,395	29.54 to 30.06	41,766	0.75% to 1.25%	0.47%	34.09% to 35.52%
Rainier Small/Mid Cap Equity Portfolio	35,829	45.00 to 46.66	1,660,796	0.75% to 1.25%	0.00%	31.00% to 32.33%
Royce Capital Fund Small Cap Portfolio	124,995	16.01 to 16.68	2,067,531	0.75% to 1.25%	1.18%	33.08% to 33.76%
Templeton Global Bond Securities Fund	20,805	22.17 to 22.73	468,934	0.75% to 1.25%	4.50%	0.27% to 1.12%
T. Rowe Price Emerging Markets Stock Fund	11	32.32 to 32.44	359	0.85% to 1.25%	1.54%	(3.64%) to 6.75%[3]
T. Rowe Price Equity Income Fund	11	33.85 to 34.04	387	0.85% to 1.25%	1.46%	1.93% to 15.59%[3]
T. Rowe Price Equity Income Portfolio VIP II	42,061	29.68 to 30.69	1,273,682	0.75% to 1.25%	1.35%	27.81% to 28.47%
T. Rowe Price Global Real Estate Fund	27	17.98 to 18.13	494	0.85% to 1.25%	1.75%	(7.78%) to 4.64%[3]
T. Rowe Price Growth Stock Fund	8	52.39 to 52.55	409	0.85% to 1.25%	0.00%	3.06% to 27.91%[3]
T. Rowe Price International Bond Fund	44	9.51 to 9.66	417	0.85% to 1.25%	1.42%	(2.42%) to 3.46%[3]
T. Rowe Price New Horizons Fund	8	49.28 to 49.43	408	0.85% to 1.25%	0.00%	3.56% to 31.45%[3]
T. Rowe Price New Income Fund	36	9.31 to 9.53	338	0.85% to 1.25%	1.58%	(3.74%) to 2.05%[3]
T. Rowe Price Overseas Stock Fund	36	10.31 to 10.34	370	0.85% to 1.25%	3.48%	2.89% to 12.92%[3]
T. Rowe Price Prime Reserve Portfolio	238,624	0.96 to 0.98	233,011	0.75% to 1.25%	0.00%	(1.03%) to 0.00%
T. Rowe Price Small-Cap Value Fund	7	51.79 to 51.95	384	0.85% to 1.25%	0.48%	2.51% to 22.99%[3]
T. Rowe Price Spectrum Income Fund	26	12.97 to 13.22	344	0.85% to 1.25%	2.08%	(0.30%) to 3.73%[3]
Vanguard 500 Index Fund	5	140.96 to 141.90	767	0.85% to 1.25%	2.04%	2.18% to 27.57%[1]
Vanguard Developed Markets Index Fund	61	11.66 to 11.88	714	0.85% to 1.25%	3.48%	3.04% to 20.08%[1]
Vanguard Emerging Markets Stock Index Fund	17	32.81 to 33.45	559	0.85% to 1.25%	2.68%	(6.49%) to (0.82%)[1]
Vanguard Extended Market Index Fund	14	53.61 to 54.48	759	0.85% to 1.25%	1.46%	3.10% to 32.65%[1]
Vanguard High-Yield Corporate Fund	96	6.05 to 6.33	600	0.85% to 1.25%	5.05%	0.17% to 3.09%[1]
Vanguard Prime Money Market Fund	614	0.98 to 1.00	610	0.85% to 1.25%	0.00%	(2.00%) to 0.00%[1]
Vanguard REIT Index Fund	23	24.82 to 25.40	586	0.85% to 1.25%	4.35%	(1.14%) to 0.12%[1]
Vanguard Retirement Income Fund	28	12.76 to 12.82	364	0.85% to 1.25%	1.52%	2.21% to 6.61%[3]
Vanguard Short-Term Inflation-Protected Securities Index Fund	30	24.58 to 24.67	739	0.85% to 1.25%	0.00%	(1.92%) to 0.57%[3]
Vanguard Small-Cap Index Fund	15	47.31 to 48.07	705	0.85% to 1.25%	1.68%	2.91% to 32.73%[1]
Vanguard STAR Fund	15	24.30 to 24.42	362	0.85% to 1.25%	2.51%	1.67% to 9.90%[3]
Vanguard Target Retirement 2015 Fund	24	15.06 to 15.11	356	0.85% to 1.25%	3.05%	1.07% to 6.71%[3]
Vanguard Target Retirement 2025 Fund	23	16.00 to 16.05	362	0.85% to 1.25%	3.02%	1.58% to 9.74%[3]
Vanguard Target Retirement 2035 Fund	34	17.24 to 17.30	586	0.85% to 1.25%	4.31%	1.94% to 12.61%[3]
Vanguard Target Retirement 2045 Fund	38	18.03 to 18.09	680	0.85% to 1.25%	4.30%	2.15% to 13.68%[3]
Vanguard Total Bond Market Index Fund	59	10.58 to 10.80	633	0.85% to 1.25%	2.51%	(2.98%) to (0.38%)[1]
Wells Fargo Advantage VT Discovery Fund	39,704	33.71 to 34.86	1,370,169	0.75% to 1.25%	0.01%	41.46% to 42.75%
Wilshire 5000 Index Portfolio Investment	27,048	16.40 to 16.97	453,150	0.75% to 1.25%	1.37%	30.47% to 31.22%
Wilshire Large Co. Growth Portfolio Investment	5,498	44.01 to 46.01	249,615	0.75% to 1.25%	0.00%	28.65% to 29.60%
Wilshire Large Co. Value Portfolio Investment	28,967	20.94 to 21.99	628,979	0.75% to 1.25%	0.78%	34.92% to 35.57%
Wilshire Small Co. Value Portfolio Investment	4,600	24.17 to 25.33	114,402	0.75% to 1.25%	0.01%	41.35% to 42.78%
Wilshire VIT 2015 ETF Fund	123,518	13.08 to 13.52	1,649,397	0.75% to 1.25%	1.99%	9.21% to 9.82%
Wilshire VIT 2025 ETF Fund	266,660	12.58 to 13.01	3,432,710	0.75% to 1.25%	1.95%	10.84% to 11.39%
Wilshire VIT 2035 ETF Fund	375,977	12.03 to 12.51	4,646,848	0.75% to 1.25%	1.97%	13.28% to 14.14%
Wilshire VIT Balanced Fund	24,042	24.14 to 25.30	599,982	0.75% to 1.25%	1.79%	16.84% to 17.46%
Wilshire VIT Equity Fund	8,636	25.52 to 26.54	226,355	0.75% to 1.25%	1.71%	28.76% to 29.86%
Wilshire VIT Income Fund	30,884	14.74 to 15.39	469,020	0.75% to 1.25%	2.76%	(3.34%) to (2.61%)
Wilshire VIT International Equity Fund	24,840	14.27 to 14.85	364,959	0.75% to 1.25%	0.82%	11.75% to 12.66%
Wilshire VIT Small Cap Growth Fund	9,602	19.49 to 20.24	193,453	0.75% to 1.25%	0.00%	38.42% to 39.46%
Wilshire VIT Socially Responsible Fund	8,453	17.26 to 18.09	151,239	0.75% to 1.25%	1.13%	26.63% to 28.20%

*	These ratios represent the annualized contract expenses of the active contract owners of the subaccounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

[1]	This fund became available for investment by contract owners of the subaccount on January 8, 2013 for M&E Rates .0095, .0110 and .0125 and December 9, 2013 for M&E Rate .0085. The returns are for the period January 8, 2013 to December 31, 2013 and December 9, 2013 to December 31, 2013.

[2]	This fund became available for investment by contract owners of the subaccount on May 1, 2013 and the return is for the period May 1, 2013 to December 31, 2013.

[3]	This fund became available for investment by contract owners of the subaccount on May 1, 2013 for M&E Rate .0125, September 5, 2013 for M&E Rate .0095 and December 9, 2013 for M&E rate .0085. The returns are for the period January 8 2013 to December 31, 2013, September 5, 2013 to December 31, 2013 and December 9, 2013 to December 31, 2013.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2014

6. FINANCIAL HIGHLIGHTS (Continued)

For the Year or Period Ended December 31, 2012

Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio**	Total Return Lowest to Highest***
AllianceBernstein VPS Large Cap Growth Portfolio	32,987	28.80 to 29.62	971,290	0.75% to 1.25%	0.03%	15.29% to 16.16%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	7,386	18.43 to 20.39	141,705	0.75% to 1.25%	0.30%	17.24% to 18.23%
AllianceBernstein VPS Small Cap Growth Portfolio	8,975	17.95 to 18.50	164,985	0.75% to 1.25%	0.00%	13.32% to 14.24%
American Century Mid Cap Value Fund	144	14.75 to 14.77	2,128	0.75% to 1.25%	2.05%	5.81% to 5.95%[1]
Ariel Fund	6,837	49.01 to 51.16	346,216	0.75% to 1.25%	1.17%	18.87% to 19.92%
Calvert S&P Mid Cap 400 Index Portfolio	599	77.21 to 78.84	46,502	0.75% to 1.25%	0.75%	15.91% to 16.32%
Davis Value Portfolio	97,552	12.98 to 13.44	1,298,743	0.75% to 1.25%	1.82%	11.70% to 12.28%
Delaware VIP REIT Series	88,095	12.65 to 12.93	1,130,628	0.75% to 1.25%	1.22%	15.21% to 15.76%
Delaware VIP Smid Cap Growth Series	12,171	24.79 to 28.10	320,916	0.75% to 1.25%	0.01%	9.54% to 10.08%
Delaware VIP U.S. Growth Series	1,083	9.98 to 10.00	10,809	0.75% to 1.25%	0.00%	0.30% to 0.50%[1]
Dreyfus Small Cap Stock Index Portfolio	22,375	17.94 to 18.41	409,005	0.75% to 1.25%	0.41%	14.59% to 15.22%
Fidelity VIP Emerging Markets Portfolio	32,989	8.74 to 8.93	291,314	0.75% to 1.25%	1.03%	12.63% to 13.61%
Fidelity VIP Growth Portfolio	76,250	40.25 to 41.46	3,131,894	0.75% to 1.25%	0.42%	13.00% to 13.56%
Fidelity VIP Growth & Income Portfolio	28,288	14.64 to 16.22	444,120	0.75% to 1.25%	2.39%	17.03% to 17.68%
Fidelity VIP High Income Portfolio	87,416	7.94 to 8.24	709,561	0.75% to 1.25%	7.16%	12.62% to 13.19%
Fidelity VIP Index 500 Portfolio	21,305	167.94 to 168.45	3,582,729	0.75% to 1.25%	2.14%	14.23% to 14.79%
Fidelity VIP Investment Grade Bond Portfolio	71,858	15.56 to 16.24	1,148,573	0.75% to 1.25%	2.62%	4.34% to 4.83%
Fidelity VIP Mid Cap Portfolio	32,078	31.86 to 37.66	1,150,225	0.75% to 1.25%	0.45%	13.19% to 14.07%
Fidelity VIP Overseas Portfolio	150,655	16.99 to 19.07	2,688,763	0.75% to 1.25%	1.93%	18.93% to 19.49%
Goldman Sachs VIT Mid Cap Value Fund	1,513	15.29 to 15.51	23,199	0.75% to 1.25%	1.14%	17.13% to 17.62%
Ibbotson Aggressive Growth ETF Portfolio	22,830	9.93 to 9.98	227,067	0.75% to 1.25%	6.11%	13.10% to 13.67%
Ibbotson Balanced ETF Portfolio	33,207	11.05 to 11.10	366,958	0.75% to 1.25%	0.17%	9.83% to 10.34%
Ibbotson Conservative ETF Portfolio	4,175	11.88 to 11.94	49,613	0.75% to 1.25%	6.71%	4.21% to 4.74%
Ibbotson Growth ETF Portfolio	24,806	10.38 to 10.42	257,572	0.75% to 1.25%	8.64%	11.85% to 12.28%
Ibbotson Income & Growth ETF Portfolio	8,982	11.48 to 11.53	103,076	0.75% to 1.25%	6.43%	6.89% to 7.36%
Lazard Retirement US Small-Mid Cap Equity Portfolio	5,156	11.65 to 11.88	60,671	0.75% to 1.25%	0.00%	8.88% to 9.70%
Neuberger Berman Genesis Fund	23,060	31.81 to 32.60	742,721	0.75% to 1.25%	0.34%	8.16% to 9.01%
Putnam VT Multi-Cap Growth Fund	1,538	22.03 to 22.19	34,031	0.75% to 1.25%	0.22%	15.65% to 16.29%
Rainier Small/Mid Cap Equity Portfolio	32,888	34.35 to 35.26	1,152,266	0.75% to 1.25%	0.00%	12.73% to 13.48%
Royce Capital Fund Small Cap Portfolio	106,745	12.03 to 12.47	1,320,597	0.75% to 1.25%	0.12%	11.18% to 11.64%
Templeton Global Bond Securities Fund	12,928	22.11 to 22.55	289,554	0.75% to 1.25%	6.44%	13.56% to 14.40%
T. Rowe Price Equity Income Portfolio VIP II	36,293	23.13 to 23.94	855,984	0.75% to 1.25%	0.00%	15.50% to 16.41%
T. Rowe Price Prime Reserve Portfolio	122,847	.96 to .99	121,063	0.75% to 1.25%	11.34%	(2.02%) to (1.01%)
Wells Fargo Advantage VT Discovery Fund	31,588	23.83 to 24.42	764,472	0.75% to 1.25%	0.00%	16.51% to 17.16%
Wilshire 5000 Index Portfolio Investment	27,143	12.57 to 12.94	346,987	0.75% to 1.25%	1.51%	13.96% to 14.86%
Wilshire Large Co. Growth Portfolio Investment	4,734	34.21 to 35.59	166,374	0.75% to 1.25%	0.26%	12.66% to 13.29%
Wilshire Large Co. Value Portfolio Investment	23,840	15.52 to 16.22	382,766	0.75% to 1.25%	1.23%	14.37% to 15.43%
Wilshire Small Co. Value Portfolio Investment	3,841	17.10 to 17.74	67,056	0.75% to 1.25%	1.50%	16.11% to 16.72%
Wilshire VIT 2015 ETF Fund	107,933	11.91 to 12.34	1,317,951	0.75% to 1.25%	2.49%	11.36% to 11.94%
Wilshire VIT 2025 ETF Fund	221,335	11.35 to 11.68	2,561,452	0.75% to 1.25%	2.17%	11.38% to 11.88%
Wilshire VIT 2035 ETF Fund	311,658	10.62 to 10.96	3,379,518	0.75% to 1.25%	1.90%	12.62% to 13.34%
Wilshire VIT Balanced Fund	22,091	20.66 to 21.54	469,546	0.75% to 1.25%	4.11%	10.78% to 11.26%
Wilshire VIT Equity Fund	6,660	19.82 to 20.51	135,132	0.75% to 1.25%	0.95%	13.26% to 14.10%
Wilshire VIT Income Fund	20,914	15.25 to 15.84	327,492	0.75% to 1.25%	4.02%	5.90% to 6.81%
Wilshire VIT International Equity Fund	24,271	12.77 to 13.22	318,100	0.75% to 1.25%	2.44%	16.94% to 17.68%
Wilshire VIT Small Cap Growth Fund	8,437	14.08 to 14.53	122,103	0.75% to 1.25%	0.00%	5.76% to 6.26%
Wilshire VIT Socially Responsible Fund	7,951	13.63 to 14.12	111,238	0.75% to 1.25%	1.00%	14.60% to 15.16%

*	These ratios represent the annualized contract expenses of the active contract owners of the subaccounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

[1]	This fund became available for investment by contract owners of the subaccount on May 1, 2012 and the return is for the period May 1, 2012 to December 31, 2012.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2014

6. FINANCIAL HIGHLIGHTS (Continued)

For the Year or Period Ended December 31, 2011

Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio**	Total Return Lowest to Highest***
AllianceBernstein VPS Large Cap Growth Portfolio	28,171	24.98 to 25.57	716,335	0.75% to 1.25%	0.09%	(4.98%) to (4.45%)
AllianceBernstein VPS Small/Mid Cap Value Portfolio	5,836	15.72 to 17.37	95,389	0.75% to 1.25%	0.25%	(9.88%) to (9.29%)
AllianceBernstein VPS Small Cap Growth Portfolio	6,252	15.84 to 16.24	100,955	0.75% to 1.25%	0.00%	2.96% to 3.44%
Ariel Fund	5,004	41.23 to 42.83	212,399	0.75% to 1.25%	0.25%	(12.51%) to (12.00%)
Calvert S&P Mid Cap 400 Index Portfolio	379	66.61 to 67.88	25,373	0.75% to 1.25%	0.47%	(3.35%) to (1.82%)
Davis Value Portfolio	87,360	11.62 to 11.97	1,036,823	0.75% to 1.25%	0.98%	(5.30%) to (4.92%)
Delaware VIP REIT Series	70,243	10.98 to 11.17	779,926	0.75% to 1.25%	1.28%	9.25% to 9.83%
Delaware VIP Smid Cap Growth Series	10,846	22.63 to 25.61	262,237	0.75% to 1.25%	0.72%	6.48% to 7.13%
Dreyfus Small Cap Stock Index Portfolio	18,241	15.57 to 16.02	290,318	0.75% to 1.25%	0.54%	(0.89%) to (0.19%)
Fidelity VIP Emerging Markets Portfolio	21,366	7.76 to 7.86	166,810	0.75% to 1.25%	1.16%	(22.24%) to (21.71%)
Fidelity VIP Growth Portfolio	60,445	35.62 to 36.51	2,188,237	0.75% to 1.25%	0.15%	(1.11%) to (0.76%)
Fidelity VIP Growth & Income Portfolio	21,458	12.51 to 13.84	288,264	0.75% to 1.25%	1.70%	(0.37%) to 0.64%
Fidelity VIP High Income Portfolio	52,309	7.05 to 7.28	376,039	0.75% to 1.25%	8.67%	2.47% to 2.98%
Fidelity VIP Index 500 Portfolio	17,270	146.50 to 147.02	2,532,505	0.75% to 1.25%	2.02%	0.57% to 1.53%
Fidelity VIP Investment Grade Bond Portfolio	44,182	14.88 to 15.52	672,752	0.75% to 1.25%	3.76%	5.70% to 6.26%
Fidelity VIP Mid Cap Portfolio	25,462	27.93 to 33.18	803,120	0.75% to 1.25%	0.03%	(12.14%) to (11.49%)
Fidelity VIP Overseas Portfolio	124,854	14.26 to 15.99	1,873,453	0.75% to 1.25%	1.40%	(18.34%) to (17.93%)
Goldman Sachs VIT Mid Cap Value Fund	1,048	13.00 to 13.19	13,725	0.75% to 1.25%	1.04%	(7.93%) to (6.72%)
Goldman Sachs VIT Structured Small Cap Equity Fund	40	11.17 to 11.36	455	0.95% to 1.25%	0.88%	(0.80%) to (0.61%)
Ibbotson Aggressive Growth ETF Portfolio	388	8.78	3,405	0.75% to 1.25%	6.11%	11.28%[1]
Ibbotson Balanced ETF Portfolio	7,644	10.06 to 10.07	76,925	0.75% to 1.25%	0.17%	8.06% to 8.16%[1]
Ibbotson Conservative ETF Portfolio	293	11.40	3,338	0.75% to 1.25%	6.71%	2.98%[1]
Ibbotson Growth ETF Portfolio	160	9.28	1,481	0.75% to 1.25%	8.64%	10.08%[1]
Ibbotson Income & Growth ETF Portfolio	4,123	10.73 to 10.74	44,273	0.75% to 1.25%	6.43%	5.30% to 5.40%[1]
Lazard Retirement US Small-Mid Cap Equity Portfolio	2,619	10.70 to 10.85	28,228	0.75% to 1.25%	0.00%	(10.16%) to (9.37%)
Neuberger Berman Genesis Fund	18,299	29.41 to 29.98	543,016	0.75% to 1.25%	1.70%	2.70% to 3.59%
Putnam VT Multi-Cap Growth Fund	1,173	18.95 to 19.15	22,423	0.75% to 1.25%	0.21%	(6.42%) to (5.76%)
Rainier Small/Mid Cap Equity Portfolio	28,367	30.27 to 31.18	879,350	0.75% to 1.25%	0.00%	(4.51%) to (3.23%)
Royce Capital Fund Small Cap Portfolio	87,008	10.82 to 11.17	964,655	0.75% to 1.25%	0.40%	(4.42%) to (3.96%)
Templeton Global Bond Securities Fund	7,637	19.45 to 19.76	150,142	0.75% to 1.25%	3.42%	(2.36%) to (1.69%)
T. Rowe Price Equity Income Portfolio VIP II	27,715	19.87 to 20.67	563,286	0.75% to 1.25%	2.66%	(2.26%) to (1.75%)
T. Rowe Price Prime Reserve Portfolio	116,262	.96 to .99	115,478	0.75% to 1.25%	0.00%	(2.04%) to (1.00%)
Wells Fargo Advantage VT Discovery Fund	22,689	20.34 to 20.89	470,472	0.75% to 1.25%	0.00%	(0.93%) to (0.33%)
Wilshire 5000 Index Portfolio Investment	26,006	11.03 to 11.30	290,663	0.75% to 1.25%	1.55%	(1.16%) to (0.53%)
Wilshire Large Co. Growth Portfolio Investment	3,064	30.29 to 31.53	95,864	0.75% to 1.25%	0.00%	(3.20%) to (2.11%)
Wilshire Large Co. Value Portfolio Investment	16,639	13.57 to 14.10	232,721	0.75% to 1.25%	0.96%	(5.04%) to (4.08%)
Wilshire Small Co. Value Portfolio Investment	3,057	14.65 to 15.25	45,964	0.75% to 1.25%	0.56%	(9.01%) to (8.19%)
Wilshire VIT 2015 ETF Fund	91,751	10.64 to 11.05	1,004,993	0.75% to 1.25%	1.73%	(0.19%) to 0.82%
Wilshire VIT 2025 ETF Fund	153,593	10.19 to 10.44	1,590,592	0.75% to 1.25%	1.40%	(0.97%) to (0.48%)
Wilshire VIT 2035 ETF Fund	236,177	9.43 to 9.67	2,264,660	0.75% to 1.25%	1.24%	(2.88%) to (2.42%)
Wilshire VIT Balanced Fund	17,355	18.65 to 19.36	331,961	0.75% to 1.25%	3.64%	(1.84%) to (1.33%)
Wilshire VIT Equity Fund	5,749	17.50 to 18.02	102,600	0.75% to 1.25%	1.58%	(4.27%) to (3.53%)
Wilshire VIT Income Fund	9,920	14.40 to 14.86	146,264	0.75% to 1.25%	5.05%	5.42% to 6.07%
Wilshire VIT International Equity Fund	22,101	10.92 to 11.26	246,740	0.75% to 1.25%	1.30%	(14.82%) to (14.37%)
Wilshire VIT Small Cap Growth Fund	6,981	13.25 to 13.71	95,361	0.75% to 1.25%	0.00%	(2.21%) to (1.30%)
Wilshire VIT Socially Responsible Fund	6,368	11.85 to 12.30	77,784	0.75% to 1.25%	0.87%	(3.11%) to (2.23%)

*	These ratios represent the annualized contract expenses of the active contract owners of the subaccounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

[1]	This fund became available for investment by contract owners of the subaccount on October 1, 2011 and the return is for the period October 1, 2011 to December 31, 2011.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2014

6. FINANCIAL HIGHLIGHTS (Continued)

For the Year or Period Ended December 31, 2010

		Accumulated Unit Value		Expense Ratio	Investment	Total Return
		Lowest to	Net	Lowest to	Income	Lowest to
Account Division	Units	Highest	Assets	Highest *	Ratio**	Highest ***
AllianceBernstein VPS Large Cap Growth Portfolio	21,783	26.27 to 26.76	580,464	0.75% to 1.25%	0.23%	8.47% to 9.05%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	4,520	17.39 to 19.19	81,638	0.75% to 1.25%	0.26%	24.54% to 25.72%
AllianceBernstein VPS Small Cap Growth Portfolio	3,897	15.38 to 15.70	60,939	0.75% to 1.25%	0.00%	34.75% to 35.70%
Ariel Fund	3,206	47.08 to 48.67	154,912	0.75% to 1.25%	0.01%	23.89% to 25.08%
Calvert S&P Mid Cap 400 Index Portfolio	251	68.85 to 69.33	17,354	0.75% to 1.25%	1.12%	8.43% to 9.18%[1]
Davis Value Portfolio	69,677	12.27 to 12.59	869,760	0.75% to 1.25%	1.43%	10.94% to 12.01%
Delaware VIP REIT Series	53,460	10.05 to 10.17	541,181	0.75% to 1.25%	2.31%	24.84% to 25.71%
Delaware VIP Smid Cap Growth Series	8,463	21.19 to 23.96	188,925	0.75% to 1.25%	0.00%	34.29% to 35.00%
Dreyfus Small Cap Stock Index Portfolio	12,425	15.71 to 16.05	198,332	0.75% to 1.25%	0.52%	23.90% to 25.00%
Fidelity VIP Emerging Markets Portfolio	8,300	9.98 to 10.04	83,046	0.75% to 1.25%	1.86%	13.28% to 13.96%[1]
Fidelity VIP Growth Portfolio	47,807	36.02 to 36.79	1,744,807	0.75% to 1.25%	0.03%	22.60% to 23.00%
Fidelity VIP Growth & Income Portfolio	18,168	12.47 to 13.78	242,042	0.75% to 1.25%	0.50%	12.87% to 13.74%
Fidelity VIP High Income Portfolio	29,333	6.88 to 7.07	204,834	0.75% to 1.25%	9.38%	12.23% to 12.76%
Fidelity VIP Index 500 Portfolio	12,925	144.47 to 146.19	1,877,713	0.75% to 1.25%	2.06%	13.54% to 14.43%
Fidelity VIP Investment Grade Bond Portfolio	27,594	14.05 to 14.63	395,501	0.75% to 1.25%	3.94%	6.13% to 6.76%
Fidelity VIP Mid Cap Portfolio	18,538	31.79 to 37.56	661,366	0.75% to 1.25%	0.15%	26.86% to 27.66%
Fidelity VIP Overseas Portfolio	94,449	17.43 to 19.53	1,735,163	0.75% to 1.25%	1.29%	11.36% to 12.05%
Goldman Sachs VIT Mid Cap Value Fund	88	14.12 to 14.17	1,242	0.75% to 1.25%	1.21%	8.20% to 8.58%[1]
Goldman Sachs VIT Structured Small Cap Equity Fund	40	11.26 to 11.43	458	0.95% to 1.25%	0.49%	27.95% to 28.72%
Lazard Retirement US Small-Mid Cap Equity Portfolio	716	11.91 to 11.98	8,554	0.75% to 1.25%	0.77%	9.07% to 9.71%[1]
Neuberger Berman Genesis Fund	17,874	28.52 to 28.94	512,447	0.75% to 1.25%	0.00%	19.71% to 20.18%
Putnam VT Multi-Cap Growth Fund	655	20.25 to 20.32	13,298	0.75% to 1.25%	0.00%	12.76% to 13.15%[2]
Rainier Small/Mid Cap Equity Portfolio	23,379	31.70 to 32.22	749,114	0.75% to 1.25%	0.00%	23.60% to 23.97%
Royce Capital Fund Small Cap Portfolio	63,888	11.32 to 11.63	738,601	0.75% to 1.25%	0.13%	18.66% to 19.65%
T. Rowe Price Equity Income Portfolio VIP II	20,196	20.33 to 21.07	417,719	0.75% to 1.25%	3.20%	13.34% to 13.91%
T. Rowe Price Prime Reserve Portfolio	113,199	.98 to 1.00	113,323	0.75% to 1.25%	0.24%	(1.01%) to (0.99%)
Templeton Global Bond Securities Fund	1,321	19.90 to 20.10	26,386	0.75% to 1.25%	0.01%	3.75% to 4.80%[1]
Wells Fargo Advantage VT Discovery Fund	19,899	20.53 to 20.96	414,083	0.75% to 1.25%	0.00%	33.57% to 34.62%
Wilshire 5000 Index Portfolio Investment	17,638	11.14 to 11.36	198,546	0.75% to 1.25%	1.67%	14.71% to 15.68%
Wilshire Large Co. Growth Portfolio Investment	2,096	31.29 to 32.21	67,044	0.75% to 1.25%	0.06%	17.19% to 18.20%
Wilshire Large Co. Value Portfolio Investment	11,408	14.29 to 14.70	166,773	0.75% to 1.25%	0.65%	11.47% to 12.64%
Wilshire Small Co. Value Portfolio Investment	1,636	16.10 to 16.61	26,831	0.75% to 1.25%	1.19%	21.51% to 22.86%
Wilshire VIT 2015 ETF Fund	70,775	10.66 to 10.96	770,204	0.75% to 1.25%	0.82%	9.67% to 10.71%
Wilshire VIT 2025 ETF Fund	100,470	10.29 to 10.49	1,046,957	0.75% to 1.25%	0.74%	10.65% to 11.12%
Wilshire VIT 2035 ETF Fund	159,213	9.71 to 9.91	1,566,644	0.75% to 1.25%	0.69%	11.35% to 11.85%
Wilshire VIT Balanced Fund	10,435	19.00 to 19.62	202,724	0.75% to 1.25%	2.51%	9.26% to 10.10%
Wilshire VIT Equity Fund	4,540	18.24 to 18.68	84,121	0.75% to 1.25%	0.95%	9.81% to 10.73%
Wilshire VIT Income Fund	6,096	13.66 to 14.01	84,796	0.75% to 1.25%	4.98%	7.73% to 8.35%
Wilshire VIT International Equity Fund	17,741	12.82 to 13.15	231,670	0.75% to 1.25%	1.68%	8.55% to 9.31%
Wilshire VIT Small Cap Growth Fund	5,631	13.55 to 13.89	77,996	0.75% to 1.25%	0.00%	24.20% to 25.36%
Wilshire VIT Socially Responsible Fund	5,527	12.23 to 12.58	69,097	0.75% to 1.25%	1.25%	9.78% to 11.03%

*	These ratios represent the annualized contract expenses of the active contract owners of the subaccounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

[1]	This fund became available for investment by contract owners of the subaccount on May 1, 2010 and the return is for the period May 1, 2010 to December 31, 2010.

[2]	This fund became available for investment by contract owners of the subaccount on September 24, 2010 and the return is for the period September 24, 2010 to December 31, 2010.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Financial Statements and Schedules

December 31, 2014 and 2013

(With Independent Auditors’ Report Thereon)

1

Independent Auditors’ Report

The Audit Committee of the Board of Directors

Horace Mann Life Insurance Company:

Report on the Financial Statements

We have audited the accompanying financial statements of Horace Mann Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2014 and 2013, and the related statutory statements of operations, and cash flow for each of the years in the three-year period ended December 31, 2014, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in notes 1 and 8 to the financial statements, the financial statements are prepared by Horace Mann Life Insurance Company using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in notes 1 and 8 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting principles and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Horace Mann Life Insurance Company as of December 31, 2014 and 2013, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2014.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Horace Mann Life Insurance Company as of December 31, 2014 and 2013, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2014, in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance described in notes 1 and 8.

2

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Summary of Investments – Other Than Investments In Related Parties – Schedule I, Supplementary Insurance Information – Schedule III, and Reinsurance – Schedule IV are presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required to be presented. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

(signed) KPMG LLP

Chicago, Illinois

April 24, 2015

3

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,

Liabilities and Capital and Surplus

December 31, 2014 and 2013

(In thousands)

	December 31
	2014	2013
Admitted Assets
Cash and investments:
Bonds	$5,527,971	$4,960,730
Preferred stocks	28,151	27,151
Common stocks	28,133	13,007
Mortgage loans on real estate	11,438	11,853
Cash	7,056	12,481
Short-term investments	92,888	151,782
Contract loans	145,341	140,606
Derivatives	2,458	—
Other invested assets	119,031	99,455

Total cash and investments	5,962,467	5,417,065
Investment income due and accrued	59,542	54,781
Uncollected premiums	494	418
Deferred premiums	47,828	47,116
Current federal income tax recoverable	—	2,336
Deferred tax assets	5,872	7,077
Guaranty funds receivable or on deposit	621	543
Receivable from parent and affiliates	1,438	1,540
Other assets	2,151	2,530
Variable annuity assets held in separate accounts	1,813,557	1,747,995

Total admitted assets	$7,893,970	$7,281,401

(Continued)

4

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,

Liabilities and Capital and Surplus

December 31, 2014 and 2013

(In thousands, except share data)

	December 31
	2014	2013
Liabilities and Capital and Surplus
Policy liabilities:
Aggregate reserves:
Life and annuity	$4,950,533	$4,635,903
Accident and health	2,938	3,441
Unpaid benefits:
Life	13,999	14,895
Accident and health	98	122
Policyholder funds on deposit	585,537	345,291
Remittances not allocated	861	520

Total policy liabilities	5,553,966	5,000,172
Interest maintenance reserve	80,251	82,233
Accrued expenses	6,423	5,699
Current federal income taxes payable	533	—
Transfer from separate accounts accrued for expense allowances recognized in reserves	(15,011)	(14,722)
Borrowed money	—	25,864
Other liabilities	4,026	1,463
Asset valuation reserve	37,023	28,534
Payable to parent and affiliates	60	—
Payable for securities	14,488	31,772
Variable annuity liabilities held in separate accounts	1,813,557	1,747,995

Total liabilities	7,495,316	6,909,010

Capital and surplus:
Capital stock, $1 par value. Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	43,704	43,704
Unassigned surplus	352,450	326,187

Total capital and surplus	398,654	372,391

Total liabilities and capital and surplus	$7,893,970	$7,281,401

See accompanying notes to statutory financial statements.

5

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2014, 2013 and 2012

(In thousands)

	Year Ended December 31
	2014	2013	2012
Revenue:
Premiums, annuity and supplementary contract considerations:
Annuity	$478,941	$420,592	$416,006
Life	98,918	96,897	95,278
Supplementary contracts	6,912	9,550	8,407
Accident and health	2,431	2,628	2,848

Total premiums, annuity and supplementary contract considerations	587,202	529,667	522,539
Net investment income	287,498	275,336	265,102
Amortization of interest maintenance Reserve	8,203	8,217	7,231
Management fee income from separate accounts	22,029	19,366	16,971
Fees from sales of third-party vendor products	1,253	1,993	3,496
Other	4,038	3,244	2,974

Total revenue	910,223	837,823	818,313

Benefits and expenses:
Provisions for claims and benefits:
Annuity	603,473	537,451	524,692
Life	111,691	111,272	104,653
Supplementary contracts	15,841	18,540	18,662
Accident and health	492	338	1,064

Total claims and benefits	731,497	667,601	649,071
Commissions	36,899	32,004	32,226
General and other expenses	70,265	67,322	65,174

Total benefits and expenses	838,661	766,927	746,471

Net gain before dividends to policyholders and federal income tax expense	71,562	70,896	71,842
Federal income tax expense	18,854	15,883	22,004

Net gain from operations	52,708	55,013	49,838
Realized investment losses net of tax and transfers to interest maintenance reserve	(5,915)	(942)	(4,990)

Net income	$46,793	$54,071	$44,848

See accompanying notes to statutory financial statements.

6

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2014, 2013 and 2012

(In thousands)

	Year Ended December 31
	2014	2013	2012
Capital stock	$2,500	$2,500	$2,500
Additional paid-in capital and contributed surplus	43,704	43,704	43,704
Special surplus funds – additional admitted deferred tax assets:
Balance at beginning of year	—	—	5,617
Change in additional admitted deferred tax Assets	—	—	(5,617)

Balance at end of year	—	—	—
Unassigned surplus:
Balance at beginning of year	326,187	301,490	287,861
Net income	46,793	54,071	44,848
Change in net deferred income tax	1,554	(1,169)	(662)
Change in non-admitted assets	(592)	(816)	1,179
Change in net unrealized capital gains (losses)	4,997	(421)	3,760
Change in asset valuation reserve	(8,489)	(6,968)	(7,113)
Release of special surplus funds – additional admitted deferred tax assets	—	—	5,617
Dividends to stockholder	(18,000)	(20,000)	(34,000)

Balance at end of year	352,450	326,187	301,490

Total capital and surplus	$398,654	$372,391	$347,694

See accompanying notes to statutory financial statements.

7

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2014, 2013 and 2012

(In thousands)

	Year Ended December 31
	2014	2013	2012
Cash from operations:
Revenue received:
Premiums considerations and deposits	$585,975	$529,628	$522,221
Investment income	265,466	256,653	244,851
Management fee income from Separate Accounts	22,029	19,366	16,971
Fees from sales of third party vendor products	1,253	1,993	3,496
Other income	4,038	3,244	2,974

Total revenue received	878,761	810,884	790,513
Benefits and expenses paid:
Claims, benefits and net transfers	418,003	371,977	302,864
Expenses	106,416	95,754	96,863
Federal income taxes	20,036	28,786	8,825

Total benefits and expenses paid	544,455	496,517	408,552

Net cash from operations	334,306	314,367	381,961

Cash from investments:
From investments sold or matured:
Bonds	748,689	599,561	818,001
Stocks	6,368	1,874	7,686
Mortgage loans	415	387	358
Other invested assets	89	—	—
Miscellaneous proceeds	108	29,944	1,989

Total investment proceeds	755,669	631,766	828,034

Cost of investments acquired:
Bonds	(1,294,030)	(1,038,204)	(1,099,050)
Stocks	(22,463)	(19,711)	(7,748)
Other invested assets	(4,748)	(20,004)	(50,000)
Miscellaneous applications	(27,543)	(569)	—

Total investments acquired	(1,348,784)	(1,078,488)	(1,156,798)
Net increase in contract loans	(4,734)	(5,715)	(6,538)

Total for investments acquired	(1,353,518)	(1,084,203)	(1,163,336)

Net cash used for investments	(597,849)	(452,437)	(335,302)

(Continued)

8

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2014, 2013 and 2012

(In thousands)

	Year Ended December 31
	2014	2013	2012
Cash from financing and miscellaneous:
Cash provided (applied):
Borrowed funds	$(25,864)	$25,864	$—
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	240,219	242,918	(11,412)
Dividends to stockholders	(18,000)	(20,000)	(34,000)
Other cash provided (applied)	2,869	(2,951)	(1,639)

Net cash from (used for) financing and miscellaneous	199,224	245,831	(47,051)

Net change in cash and short term investments	(64,319)	107,761	(392)
Cash and short-term investments at beginning of year	164,263	56,502	56,894

Cash and short-term investments at end of year	$99,944	$164,263	$56,502

See accompanying notes to statutory financial statements.

9

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

(1)	Background and Significant Accounting Policies

Organization

Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.

The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Educators Life Insurance Company of America (ELICA). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.

During 2014, 2013 and 2012, the Company did not participate in any business combinations nor discontinue any operations.

Basis of Presentation

The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC statements of statutory accounting principles (SAP) without modification. At December 31, 2014 and 2013 the Company has no material statutory accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.

Investments

Investments are valued in accordance with the requirements of the NAIC.

Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived using third party pricing services and consideration of factors including quality of issuer, interest rates and maturity dates.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are carried at lower of cost or fair value. The Company used a pricing service in determining the fair value of its loan-backed securities. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.

Common stocks are carried at fair value. Fair value is derived using third party pricing services and, when not available, common stocks are valued using non-binding broker quotes.

Preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security.

(Continued)

10

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Mortgage loans, comprised primarily of a loan to an affiliate for home office property, are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. The related party loan has an 8% coupon rate and will be paid in full on May 1, 2029. No new mortgage loans were issued during 2014, 2013 and 2012. The Company did not reduce interest rates of any outstanding mortgage loans during 2014, 2013 and 2012. During 2014, 2013 and 2012, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.

Contract loans are carried at the unpaid principal balance.

Derivatives, representing one year call options, are carried at fair value based on the amount of cash expected to be received to settle each derivative instrument on the reporting date.

Within “Other invested assets”, the Company accounts for limited liability companies based on the underlying audited U.S. GAAP equity of the Company’s proportionate interest in the partnership.

At December 31, 2014 and 2013, the Company had no investments in derivative financial instruments, joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets, reverse mortgages and holds no loans or debt that has been restructured.

As of December 31, 2014, the Company had no repurchase agreements open where the Company was the borrower. The Company accounts for repurchase agreements as a collateralized borrowing. Cash received is invested in eligible investments, primarily high quality floating rate securities, and the offsetting liability is included in “borrowed money” on the balance sheet.

Cash and short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.

Interest income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.

Net realized investment gains and losses are determined on the basis of specific identification on the trade date.

The Company’s methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if (1) the Company has the intent to sell the debt security, (2) it is more likely than not the Company will be required to sell the debt security before the anticipated recovery of the amortized cost basis, or (3) management does not expect to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition, an other-than-temporary impairment is considered to have occurred. For equity securities, if (1) the Company does not have the ability and intent to hold the security for the recovery of cost or (2) recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred.

The Company reviews the fair value of all investments in its portfolio on a monthly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ monthly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) for debt securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the anticipated recovery in the amortized cost basis; and for equity securities, the Company’s ability and intent to hold the security for the recovery of cost or if recovery of cost is not expected within a reasonable period of time, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall

(Continued)

11

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

be considered to have occurred for the difference due to a non-interest related decline. For structured securities, the Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period.

Asset Valuation Reserve

The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

The balance of the AVR by component at December 31, is as follows:

	2014	2013
Bonds, preferred stocks and short-term investments	$29,006	$25,377
Real estate and other invested assets	6,669	2,504
Common stocks	1,348	653

Total AVR	$37,023	$28,534

At December 31, 2014 and 2013 the AVR was held at a level equal to 80.22% and 72.78%, respectively, of the maximum reserve level allowed by the NAIC.

Interest Maintenance Reserve

The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.

Aggregate Reserves

Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

Premium deficiency reserves at December 31, 2014 and 2013 were $7,290 and $8,253, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.

The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.

Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners’ reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.

(Continued)

12

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Policyholder Funds on Deposit

Policyholder funds on deposit include funding agreements with the Federal Home Loan Bank of Chicago of $500,080 and $250,008 as of December 31, 2014 and 2013, respectively, and supplementary contracts without life contingencies which represent the present value of future payments discounted with interest only. At December 31, 2014 and 2013, the supplemental contract liability was $78,479 and $88,973, respectively, based on average credited interest rates of 3.18% and 3.20% in 2014 and 2013, respectively. Premiums and annuity considerations for life and accident and health contracts received in advance were $758 and $731 at December 31, 2014 and 2013, respectively.

Life Premiums

Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingent premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2014, were as follows:

	Gross	Net of Loading
Ordinary new business	$3,286	$1,414
Ordinary renewal	39,074	46,884
Group Life	83	83

Total	$42,443	$48,381

Mutual Fund Service Fee Income

The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets of the Funds.

Fees From Sales of Third-Party Vendor Products

The Company has programs to offer fixed indexed universal life and fixed interest rate universal life insurance with two third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.

Income Taxes

The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.

(Continued)

13

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in three years, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 15% of adjusted surplus plus gross deferred tax liabilities (DTL). Gross DTAs are reduced by a statutory valuation allowance if it is more-likely-than-not that some portion or all of the gross DTAs will not be realized. Admissibility is based upon the Company’s risk-based capital level.

The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustainable upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.

The Company classifies all tax-related interest and penalties as income tax expense.

Acquisition Expenses

The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

Non-admitted Assets

Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.

Use of Estimates

The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Subsequent Events

The Company had no Type I or Type II events subsequent to December 31, 2014 that merited recognition or disclosure in these statements. Subsequent events were evaluated through April 24, 2015.

(Continued)

14

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(2)	Investments

Net Investment Income

The components of net investment income were as follows:

	2014	2013	2012
Interest on bonds	$278,414	$264,643	$256,735
Preferred stock income	1,952	1,473	1,491
Interest on mortgage loans	929	962	991
Interest on short-term investments	31	202	60
Interest on contract loans	8,115	7,851	7,763
Limited liability companies income	2,738	4,575	2,076
Other investment income	2,172	2,121	2,076

Gross investment income	294,351	281,827	271,192
Investment expenses	6,853	6,491	6,090

Net investment income	$287,498	$275,336	$265,102

The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts non-admitted at December 31, 2014 and 2013.

Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR

Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.

The IMR at December 31 is as follows:

	2014	2013	2012
Reserve balance, beginning of year	$82,233	$78,607	$71,088
Current year capital gains, net of tax	6,221	11,843	14,750
Amortization of IMR	(8,203)	(8,217)	(7,231)

Reserve balance, end of year	$80,251	$82,233	$78,607

(Continued)

15

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:

	2014	2013	2012
Bonds	$4,357	$17,850	$12,140
Common stocks	—	—	18
Preferred stocks	—	197	776

Net realized investment gains	4,357	18,047	12,934
Less federal income tax expense	4,051	7,146	3,174
Transferred to IMR	(6,221)	(11,843)	(14,750)

Net realized investment gains (losses) net of tax and transfers to IMR	$(5,915)	$(942)	$(4,990)

The net gains were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded an impairment write-down of $5,353 in 2014 compared to impairment write-downs of $139 and $1 in 2013 and 2012, respectively. The impairment losses in all years are related to bonds. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statements of operations.

Change in Net Unrealized Capital (Losses) Gains

Unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains (losses) also include the impact of deferred taxes. Deferred taxes were $3,284, $1,129 and $1,355 at December 31, 2014, 2013, and 2012, respectively.

	2014	2013	2012
Net unrealized capital gains (losses):
Beginning	$2,097	$2,518	$(1,242)
End of year	7,094	2,097	2,518

Change in net unrealized capital gains (losses)	$4,997	$(421)	$3,760

(Continued)

16

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Bonds and Preferred Stocks

The carrying value and statutory fair value of investments in bonds and preferred stocks are as follows:

December 31, 2014	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$38,460	$2,628	$(9)	$41,079
All Other Governments	49,385	6,653	—	56,038
States, Territories and Possessions (Direct and Guaranteed)	726,040	127,393	(3,571)	849,862
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	934,450	77,557	(4,413)	1,007,594
Industrial & Miscellaneous (Unaffiliated)	3,757,331	264,868	(12,826)	4,009,373
Hybrid Securities	22,305	1,687	(2,187)	21,805
Preferred Stocks	28,151	2,303	(838)	29,616

Total	$5,556,122	$483,089	$(23,844)	$6,015,367

December 31, 2013	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$39,858	$1,070	$(1,221)	$39,707
All Other Governments	49,458	3,996	(421)	53,033
States, Territories and Possessions (Direct and Guaranteed)	707,136	62,283	(11,113)	758,306
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	939,693	41,806	(41,678)	939,821
Industrial & Miscellaneous (Unaffiliated)	3,196,550	201,282	(39,740)	3,358,092
Hybrid Securities	28,035	1,813	(3,040)	26,808
Preferred Stocks	27,151	1,945	(1,325)	27,771

Total	$4,987,881	$314,195	$(98,538)	$5,203,538

U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $275,403 and $323,938; Federal Home Loan Mortgage Association of $528,185 and $484,630; Government National Mortgage Association of $118,950 and $119,609; and Other Government of $48,473 and $47,303 as of December 31, 2014 and 2013, respectively.

(Continued)

17

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

At December 31, 2014 and 2013, the fair value and gross unrealized capital losses of investments in bonds and preferred stock segregated between securities having an unrealized capital loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:

	Less than 12 months		12 months or longer
December 31, 2014	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$—	$—	$2,047	$9
All Other Governments	—	—	—	—
States, Territories And Possessions (Direct and Guaranteed)	11,329	174	20,347	3,398
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	8,962	32	153,209	4,381
Industrial & Miscellaneous (Unaffiliated)	632,402	9,220	167,334	3,605
Hybrid Securities	—	—	11,701	2,187
Preferred stocks	—	—	6,621	838

Total	$652,693	$9,426	$361,259	$14,418

	Less than 12 months		12 months or longer
December 31, 2013	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$24,266	$1,221	$30	$—
All Other Governments	6,707	420	—	—
States, Territories And Possessions (Direct and Guaranteed)	103,795	9,228	16,681	1,885
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	357,757	37,121	21,080	4,557
Industrial & Miscellaneous (Unaffiliated)	842,772	35,086	50,636	4,655
Hybrid Securities	—	—	10,842	3,040
Preferred stocks	10,133	881	1,002	444

Total	$1,345,430	$83,957	$100,271	$14,581

At December 31, 2014, the gross unrealized capital loss position in the investment portfolio was $23,844 (248 positions and 0.4% of the investment portfolio’s fair value). Securities with an investment grade rating represented 83% of the gross unrealized capital losses. The largest single unrealized capital loss was $1,956 on a highly rated large U.S. financial institution. The portfolio included 98 securities that have been in an unrealized capital loss position for greater than 12 months, totaling $14,418. The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2014 as temporary, expects recovery in fair value, anticipates continued payments in accordance with the contractual terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2014.

(Continued)

18

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Bonds by NAIC class at December 31 are as follows:

	2014		2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Class 1	$3,635,669	$3,967,732	$3,132,757	$3,258,933
Class 2	1,706,860	1,831,322	1,652,182	1,737,798
Class 3	112,934	112,904	97,531	97,762
Class 4	65,045	66,039	75,084	78,142
Class 5	2,620	2,616	3,176	3,121
Class 6	4,843	5,138	—	12

Total by class	$5,527,971	$5,985,751	$4,960,730	$5,175,768

At December 31, 2014, .02% of the Company’s investment portfolio was invested in collateralized mortgage obligations (CMOs) excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company’s investment in CMOs was AA+ and NAIC 1. The fair value of CMOs at December 31, 2014 was $373,254 compared to a $343,355 carrying value. The average duration of the Company’s investment in CMOs was 6.6 years at December 31, 2014.

At December 31, 2014 and 2013, 5.1% and 5.3% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively.

The carrying value and statutory fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Perpetual holdings are included in the due after twenty years classification.

December 31, 2014	Carrying Value	Fair Value
Due in one year or less	$223,761	$242,291
Due after one year through five years	1,301,611	1,409,400
Due after five years through ten years	2,169,071	2,348,695
Due after ten years through twenty years	1,179,470	1,277,143
Due after twenty years	654,058	708,222

Total bonds	$5,527,971	$5,985,751

Proceeds from the sale of investments in bonds and stocks during 2014, 2013 and 2012 were $123,670, $165,382 and $310,839, respectively. Gross gains of $7,696, $11,305 and $22,687 and gross losses of $5,081, $561 and $12,345 were realized on those sales for 2014, 2013 and 2012, respectively.

(Continued)

19

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

Loan-backed and Structured Securities

At December 31, 2014, the Company had loan-backed securities with a fair value of $1,770,417 and a carrying value of $1,698,417. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company had no concentration of credit risk requiring disclosure under SSAP 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.

The other-than-temporary impairments (OTTI) on loan-backed and structured securities recognized during the year ended December 31, 2014, 2013 and 2012 were as follows:

Year Ended December 31, 2014	Amortized Cost Basis Before OTTI	Interest OTTI	Non Interest OTTI	Fair Value
Intent to sell	$7,583	$—	$1,225	$6,358
Inability or lack of intent to hold	—	—	—	—

Total	7,583	—	1,225	6,358

Year Ended December 31, 2013
Intent to sell	1,398	—	128	1,270
Inability or lack of intent to hold	—	—	—	—

Total	1,398	—	128	1,270

Year Ended December 31, 2012
Intent to sell	—	—	—	—
Inability or lack of intent to hold	1	—	1	—

Total	$1	$—	$1	$—

As of December 31, 2014, the Company held four structured securities with a recognized other-than-temporary impairment, all of which were impaired during the current year. The basis for the other-than-temporary impairment of all the structured securities (all non-interest related) was due to change of intent.

At December 31, 2014, the Company had loan-backed and structured securities with an aggregate unrealized loss of $7,075. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:

Less than 12 months		12 months or longer
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$449,857	$(4,352)	$143,240	$(2,723)

(Continued)

20

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Repurchase Agreements

Beginning in 2013, the Company entered into repurchase agreements where the Company was the borrower. Under the repurchase agreements, the Company receives primarily cash collateral in an amount equal to at least 95% of the fair value of the securities pledged as of the transaction date. The transaction is marked to market each business day and adjusted as needed during the term of the repurchase program to maintain appropriate collateralization. Customarily, the Company could terminate its repurchase agreements and recall the pledged collateral at any time. The Company accounts for the repurchase agreements as collateralized borrowings.

The Company has pledged assets as collateral under the repurchase agreements, which continue to be classified as bonds with a carrying value of $0 and $24,747 ($26,376 fair value) at December 31, 2014 and 2013, respectively. Total cash proceeds received and interest accrued under outstanding repurchase agreements which are classified as “Borrowed money” was $0 and $25,864 at December 31, 2014 and 2013, respectively. The Company had no outstanding repurchase agreements at December 31, 2014.

Deposits

The carrying value of securities included in bonds which are required by law to be on deposit with governmental authorities, at December 31 were as follows:

	2014	2013
Held for all policyholders	$1,683	$1,682
Held for policyholders in certain states	1,035	1,047

Total deposits	$2,718	$2,729

Federal Home Loan Bank Arrangements

The Company is a member of the Federal Home Loan Bank of Chicago (FHLB) primarily for the purpose of participating in its mortgage-collateralized loan advance program. Under the membership requirements, the Company purchased $10,000 of FHLB capital stock. In exchange, the Company had funding capacity available of $1,973,492 and $1,820,350 at December 31, 2014 and 2013, respectively. Any borrowing from the FHLB requires the purchase of FHLB activity-based common stock in an amount equal to 5.0% of the borrowing, or a lower percentage – such as 2.0% based on the Reduced Capitalization Advance Program. Advances are in the form of funding agreements issued to the FHLB and are therefore reported as deposit-type contracts included in “Policyholder funds on deposit” in the Statement of Liabilities and Capital and Surplus. The Company had $500,080 and $250,008 in outstanding advances with $457,548 and $256,979 in assets pledged as collateral to the FHLB at December 31, 2014 and 2013, respectively. The outstanding advances mature in December 2015, September 2019 and December 2023. The weighted average interest rate was 0.26% as of December 31, 2014. Interest rates reset either monthly or quarterly.

(Continued)

21

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Restricted Assets (Including Pledged) are as follows:

Gross Restricted							Percentage
Current Year
	Total General Account (G/A)	Total Separate Account (S/A)	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$—	$—	$—	$24,747	$(24,747)	$—	—%	—%
On deposit with states	2,718	—	2,718	2,729	(11)	2,718	0.03%	0.03%
Pledged as collateral under FHLB funding agreements	457,548	—	457,548	256,979	200,569	457,548	5.79%	5.79%

Total Restricted Assets	$460,266	$—	$460,266	$284,455	$175,811	$460,266	5.83%	5.83%

Mortgage Loans

Analysis of mortgage loans aggregated by type was as follows:

	Residential			Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2014
Recorded Investment (All) Current	$—	$—	$68	$—	$11,370	$—	$11,438

December 31, 2013
Recorded Investment (All) Current	$—	$—	$79	$—	$11,774	$—	$11,853

Derivatives

In 2014, the Company began offering fixed indexed annuity (“FIA”) products. The Company purchases one-year call options, which generally provided for the Company to be paid the one-year appreciation of various published indices, which are used to fund the annual index credits on the indexed products. The Company pays cash to the counterparty at an agreed upon price at the outset of the contract. The counterparty pays a single payment at each due date.

Call options purchased by the Company do not qualify for hedge accounting treatment. The notional amounts purchased are not an exact match with the index annuity account values, nor do they take into account withdrawals resulting in a hedge that is not “highly effective.” Therefore, derivative instruments are carried at fair value, with changes in fair value recognized in “Change in unrealized capital gains (losses).” Pretax net unrealized gains on derivative assets at December 31, 2014, were $995.

The Company utilizes multiple counterparties and evaluates the credit worthiness of the counterparty prior to the purchase of an option contract. Collateral support agreements with each counterparty provide that the Company will receive or pledge financial collateral in the event minimum thresholds have been reached.

Subprime Mortgage Related Risk Exposure

The Company has no securities with direct sub-prime exposure.

(Continued)

22

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

Investments in Entities Exceeding 10% of Capital and Surplus

At December 31, 2014 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.

(3)	Reserves

The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:

	Aggregate reserves		Mortality	Interest
	2014	2013	table	rates
Life	$920,084	$901,678	1980 CSO/CET	4.0-6.0%
	100,668	77,194	2001 CSO	3.5-4.0
	126,912	130,761	1958 CSO/CET	2.5-4.5
	67,800	67,573	Various	2.5-5.5
	4,734	5,058	1941 CSO	2.5-3.0
Annuity	1,984,241	1,884,007	1971 IAM	3.0-5.5
	59,852	60,871	a-1949	3.0-5.5
	671	742	1937 SAT	3.0
	139	107	MGDB
	1,370,602	1,198,618	a-2000	1.0-5.0
	203,579	197,269	1983a	3.0-4.5
Supplementary	22,884	26,161	1983a	6.25-11.0
contract with	87,913	85,294	a-2000	4.0-7.0
life contingencies	417	520	1971 IAM	4.5-11.25
	37	50	1937 SAT	3.5

Total	$4,950,533	$4,635,903

(Continued)

23

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics:

December 13, 2014	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal
With fair value adjustment	43,262	—	—	43,262	1%
At book value less current surrender charge of 5% or more	1,502,988	—	—	1,502,988	25%
At fair value	—	1,721,322	77,224	1,798,546	29%

Total with adjustment or at market value	1,546,250	1,721,322	77,224	3,344,796
At book value without adjustment (minimal or no charge or adjustment)	2,150,304	—	—	2,150,304	35%
Not subject to discretionary withdrawal	618,593	—	—	618,593	10%

Total (gross)	4,315,147	1,721,322	77,224	6,113,693	100%

Reinsurance ceded	32	—	—	32

Total (net)	4,315,115	1,721,322	77,224	6,113,661

December 31, 2013	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal
With fair value adjustment	48,938	—	—	48,938	1%
At book value less current surrender charge of 5% or more	1,494,502	—	—	1,494,502	27%
At fair value	—	1,654,605	78,668	1,733,273	31%

Total with adjustment or at market value	1,543,440	1,654,605	78,668	3,276,713
At book value without adjustment (minimal or no charge or adjustment)	1,887,095	—	—	1,887,095	34%
Not subject to discretionary withdrawal	367,699	—	—	367,699	7%

Total (gross)	3,798,234	1,654,605	78,668	5,531,507	100%

Reinsurance ceded	36	—	—	36

Total (net)	3,798,198	1,654,605	78,668	5,531,471

* - Represents variable contracts with a guaranteed minimum death benefit (no rate guarantee).

(Continued)

24

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Reconciliation of total annuity actuarial reserves and deposit funds liabilities:

	2014	2013
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$3,619,085	$3,341,614
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	111,251	112,025
Exhibit 7, Deposit-type Contracts, Line 14, Column 1	584,779	344,559

Subtotal	4,315,115	3,798,198
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	1,795,172	1,729,768
Exhibit 3, Line 0399999, Column 2	3,374	3,505

Subtotal	1,798,546	1,733,273

Combined Total	$6,113,661	$5,531,471

Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

	Aggregate reserves
	2014	2013
Present value of amounts not yet due on claims (3% interest rate)	$2,801	$3,284
Additional contract reserves	51	61
Unearned premiums and other	86	96

Aggregate accident and health reserves	$2,938	$3,441

Unpaid Benefits

Unpaid benefits consist of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

Accident and health claim reserves and liabilities include the following:

	2014	2013
Aggregate reserves for accident and health	$2,938	$3,441
Unpaid benefits for accident and health	98	122
Less: Additional contract reserves	(52)	(61)
Unearned premiums and other	(86)	(96)

Accident and health claim reserves and liabilities	$2,898	$3,406

(Continued)

25

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

	2014	2013	2012
Net balance at January 1	$3,406	$4,287	$4,933
Incurred related to:
Current year	1,140	1,271	1,537
Prior years	(628)	(915)	(443)

Total incurred	512	356	1,094

Paid related to:
Current year	260	300	509
Prior years	760	937	1,231

Total paid	1,020	1,237	1,740

Net balance at December 31	$2,898	$3,406	$4,287

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $628, $915, and $443 in 2014, 2013 and 2012, respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.

(4)	Related Party Transactions

The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $122,588, $106,881, and $124,841 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2014, 2013 and 2012, respectively.

The Company holds a mortgage loan on the home office property from HMSC in the amount of $11,370 and $11,774 as of December 31, 2014 and 2013, respectively.

The Company had a net balance receivable from affiliates of $1,378 and $1,540 at December 31, 2014 and 2013, respectively.

ELICA reinsures all of the Company’s life insurance business in the state of Arizona. ELICA also assumed a small block of Florida whole life business from the Company (see note 9).

The Company has no common stock investments in any upstream companies or affiliates.

(Continued)

26

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(5)	Federal Income Taxes

The net deferred tax asset (liability) at December 31 and the change from the prior year are comprised of the following components:

	2014
	Ordinary	Capital	Total
Gross deferred tax assets	$43,404	$6,773	$50,177
Statutory valuation allowance adjustments	—	—	—

Adjusted gross deferred tax assets	43,404	6,773	50,177
Deferred tax assets nonadmitted	—	3,319	3,319

Net admitted deferred tax asset	43,404	3,454	46,858
Total deferred tax liabilities	37,532	3,454	40,986

Admitted deferred tax asset (liability)	$5,872	$—	$5,872

	2013
	Ordinary	Capital	Total
Gross deferred tax assets	$43,389	$3,998	$47,387
Statutory valuation allowance adjustments	—	—	—

Adjusted gross deferred tax assets	43,389	3,998	47,387
Deferred tax assets nonadmitted	—	2,715	2,715

Net admitted deferred tax asset	43,389	1,283	44,672
Total deferred tax liabilities	36,312	1,283	37,595

Admitted deferred tax asset (liability)	$7,077	$—	$7,077

	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$15	$2,775	$2,790
Statutory valuation allowance adjustments	—	—	—

Adjusted gross deferred tax assets	15	2,775	2,790
Deferred tax assets nonadmitted	—	604	604

Net admitted deferred tax asset	15	2,171	2,186
Total deferred tax liabilities	1,220	2,171	3,391

Admitted deferred tax asset (liability)	$(1,205)	$—	$(1,205)

(Continued)

27

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

The amount of adjusted gross deferred tax assets admitted under each component of SSAP No. 101 is as follows:

	2014
	Ordinary	Capital	Total
Federal income tax paid in prior years recoverable through loss carrybacks	$8,538	$—	$8,538
Adjusted gross deferred tax assets expected to be realized (lesser of a or b below)	—	—	—
a) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	4,024	—	4,024
b) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	64,471
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	34,866	3,454	38,320

Deferred tax assets admitted as the result of application of SSAP No. 101	$43,404	$3,454	$46,858

	2013
	Ordinary	Capital	Total
Federal income tax paid in prior years recoverable through loss carrybacks	$9,768	$—	$9,768
Adjusted gross deferred tax assets expected to be realized (lesser of a or b below)	—	—	—
a) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	8,069	—	8,069
b) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	59,077
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	33,621	1,283	34,904

Deferred tax assets admitted as the result of application of SSAP No. 101	$43,389	$1,283	$44,672

	Change
	Ordinary	Capital	Total
Federal income tax paid in prior years recoverable through loss carrybacks	$(1,230)	$—	$(1,230)
Adjusted gross deferred tax assets expected to be realized (lesser of a or b below)	—	—	—
a) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(4,045)	—	(4,045)
b) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	5,394
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	1,245	2,171	3,416

Deferred tax assets admitted as the result of application of SSAP No. 101	$15	$2,171	$2,186

(Continued)

28

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

Other admissibility criteria include:

	2014	2013
Ratio percentage used to determine recovery period and threshold limitation amount	918%	946%
Amount of adjusted capital and surplus used to determine the recovery period and threshold limitation above	$429,805	$393,848

The Company did not utilize tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. At December 31, 2014, the Company had no temporary differences for which a deferred tax liability was not recognized.

Current income taxes incurred consists of the following major components:

	2014	2013	2012
Federal	$18,854	$15,883	$22,004
Foreign	—	—	—

Subtotal	18,854	15,883	22,004
Federal income tax on net capital gains	4,051	7,146	3,174

Federal and Foreign income taxes incurred	$22,905	$23,029	$25,178

Deferred income tax assets and liabilities consist of the following major components:

	2014	2013	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$26,601	$27,387	$(786)
Investments	348	—	348
Deferred acquisition costs	10,281	10,191	90
Compensation and benefit accrual	5,773	5,760	13
Pension accrual	245	—	245
Receivables – nonadmitted	47	51	(4)
Other	109	—	109

Subtotal	43,404	43,389	15

Admitted ordinary deferred tax assets	$43,404	$43,389	$15
Capital:
Investments	$6,773	$3,998	$2,775

Subtotal	6,773	3,998	2,775
Nonadmitted deferred tax assets	3,319	2,715	604

Admitted capital deferred tax assets	$3,454	$1,283	$2,171

Total admitted deferred tax assets	$46,858	$44,672	$2,186

(Continued)

29

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

	2014	2013	Change
Deferred tax liabilities:
Ordinary:
Investments	$18,930	$17,952	$978
Fixed assets	953	1,061	(108)
Deferred and uncollected premium	17,264	16,659	605
Policyholder reserves	385	462	(77)
Other	—	178	(178)

Total ordinary deferred tax liabilities	$37,532	$36,312	$1,220

Capital:
Investments	$170	$154	$16
Unrealized capital gains	3,284	1,129	2,155

Total capital deferred tax liabilities	3,454	1,283	2,171

Total deferred tax liabilities	$40,986	$37,595	$3,391
Net deferred tax asset	$5,872	$7,077	$(1,205)

The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:

	2014	2013	2012
Income before taxes	$75,919	$88,943	$84,776
Expected income tax expense at 35% statutory rate	$26,572	$31,130	$29,672
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	$(3,105)	$(3,248)	$(1,699)
Tax adjustment for IMR	(2,871)	(2,876)	(2,531)
Nondeductible compensation accruals	(17)	(148)	450
Deferred tax benefit on nonadmitted assets	4	32	1
Return to provision	710	(692)	(53)
Prior year exams	51	—	—
Other	7	—	—

Total income tax expense reported	$21,351	$24,198	$25,840

Current income tax expense incurred	$22,905	$23,029	$25,178
Change in deferred income tax	601	942	2,686
Less change in deferred tax on unrealized gains and losses	(2,155)	227	(2,024)

Total income tax expense reported	$21,351	$24,198	$25,840

At December 31, 2014, the Company had no unused net operating loss or capital loss carryforwards available to offset future taxable income.

The amounts of federal income taxes incurred that are available for recoupment in the event of future net losses are:

Year	Ordinary	Capital	Total
2014	$18,417	$4,063	$22,480
2013	$16,081	$7,442	$23,523
2012	$20,548	$3,337	$23,885

(Continued)

30

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

At December 31, 2014, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.

At December 31, 2014, the Company’s federal income tax returns for years prior to 2011 are no longer subject to examination by the Internal Revenue Service (“IRS”).

The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.

The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustained upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.

A reconciliation of the beginning and ending amount of tax contingencies is as follows:

	2014	2013	2012
Balance as of beginning of the year	$641	$—	$—
Additions based on tax contingencies related to the current year	259	641	—
Reductions for tax positions for prior year	(244)	—	—

Balance as of the end of the year	$656	$641	$—

The Company classifies all tax-related interest and penalties as income tax expense.

(6)	Restrictions of Surplus

The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus (greater of current year statutory net income or 10% of surplus). Dividends which may be paid to the Parent Company during 2015 without prior approval are approximately $46,700. Ordinary dividends of $18,000, $20,000 and $34,000 were paid in 2014, 2013 and 2012, respectively.

(7)	Fair Value of Financial Instruments

The Company’s financial assets and financial liabilities measured and reported at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

The Company has categorized its assets and liabilities that are measured and reported at fair value into the three-level fair value hierarchy as reflected in the table below. The three-level fair value hierarchy is based on the degree of subjectivity inherent in the valuation method by which fair value was determined. The three levels are defined as follows.

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stock and preferred stock) that are traded in an active exchange market, as well as U.S. Treasury debt.

(Continued)

31

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Level 2	Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments or values based on discounted cash flows with observable inputs. This category generally includes certain U.S. Government and agency mortgage-backed debt, non-agency structured debt, corporate fixed maturity debt, preferred stock and derivative securities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, certain discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation and for which the significant inputs are unobservable. This category generally includes certain private debt and equity investments.

Fair value for assets and liabilities measured and reported at fair value are as follows:

December 31, 2014

Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Bonds	$—	$—	$—	$—

Total Bonds	$—	$—	$—	$—
Common Stock	$3,824	$10,009	$14,300	$28,133

Total Common Stock	$3,824	$10,009	$14,300	$28,133
Total Derivatives	$—	$2,458	$—	$2,458
Separate Account Assets	$1,813,557	$—	$—	$1,813,557

Total assets at fair value	$1,817,381	$12,467	$14,300	$1,844,148
Liabilities at fair value:
Separate Account Liabilities	$1,813,557	$—	$—	$1,813,557

Total liabilities at fair value	$1,813,557	$—	$—	$1,813,557

(Continued)

32

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

December 31, 2013

Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Bonds	$—	$—	$—	$—

Total Bonds	$—	$—	$—	$—
Common Stock	$—	$5,007	$8,000	$13,007

Total Common Stock	$—	$5,007	$8,000	$13,007
Separate Account Assets	$1,747,995	$—	$—	$1,747,995

Total assets at fair value	$1,747,995	$5,007	$8,000	$1,761,002
Liabilities at fair value:
Separate Account Liabilities	$1,747,995	$—	$—	$1,747,995

Total liabilities at fair value	$1,747,995	$—	$—	$1,747,995

At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial asset or financial liability, including estimates of timing, amount of expected future cash flows and the credit standing of the issuer. In some cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial asset or financial liability. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial asset or financial liability. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. Potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.

As of September 30, 2014, the Company transferred one common stock security with carrying value of $4,459 from Level 2 to Level 1. The quote received for this security in the current period was from an active market. In the prior period, trading activity for this security was restricted and the quote was deemed to be based on an inactive market.

Rollforward of level 3 items are as follows:

Description	Balance at 1/1/2014	Transfers into Level 3	Transfers out of Level 3	Balance at 12/31/2014
Financial Instruments
Common Stock	$8,000	$6,300	$—	$14,300

Total Assets	$8,000	$6,300	$—	$14,300

(Continued)

33

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The fair value for all financial instruments are as follows:

December 31, 2014

Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3
Financial instruments - Assets
Bonds	$5,985,751	$5,527,971	$7,694	$5,825,075	$152,982
Preferred Stocks	29,616	28,151	9,160	20,456	—
Common Stocks	28,133	28,133	3,824	10,009	14,300
Derivatives	2,458	2,458	—	2,458	—
Short Term Investments	92,888	92,888	92,888	—	—
Mortgage Loans and Contract Loans	164,248	156,779	—	—	164,248
Other Invested Assets	118,778	109,596	20,064	35,207	63,507
Separate Account Assets	1,813,557	1,813,557	1,813,557	—	—

Total Assets	$8,235,429	$7,759,533	$1,947,187	$5,893,205	$395,037

Financial instruments - Liabilities
Separate Accounts Liabilities	$1,813,557	$1,813,557	$1,813,557	$—	$—
Policyholder Funds on Deposit	584,779	584,779	—	—	584,779

Total Liabilities	$2,398,336	$2,398,336	$1,813,557	$—	$584,779

December 31, 2013

Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3
Financial instruments - Assets
Bonds	$5,175,768	$4,960,730	$7,275	$5,070,915	$97,578
Preferred Stocks	27,771	27,151	8,806	18,965	—
Common Stocks	13,007	13,007	—	5,007	8,000
Short Term Investments	151,786	151,782	151,382	404	—
Mortgage Loans and Contract Loans	158,612	152,459	—	—	158,612
Other Invested Assets	102,474	98,816	17,930	29,689	54,855
Separate Account Assets	1,747,995	1,747,995	1,747,995	—	—

Total Assets	$7,377,413	$7,151,940	$1,933,388	$5,124,980	$319,045

Financial instruments – Liabilities
Separate Accounts Liabilities	$1,747,995	$1,747,995	$1,747,995	$—	$—
Policyholder Funds on Deposit	344,559	344,559	—	—	344,559

Total Liabilities	$2,092,554	$2,092,554	$1,747,995	$—	$344,559

For debt securities, each month the Company obtains prices from its investment managers and custodian bank, each of which use a variety of independent, nationally recognized pricing sources to determine market valuations. Typical inputs used by these pricing sources include, but are not limited to, reported trades, benchmark yield curves, benchmarking of like securities, rating designation, sector groupings, issuer spreads, bids, offers, and/or estimated cash flows and prepayment speeds.

When the pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. The broker-dealer’s valuation methodology is sometimes matrix-based, using indicative evaluation measures and adjustments for specific security characteristics and market sentiment. The market inputs utilized in the evaluation measures and adjustments include: benchmark yield curves, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. The extent of the use of each market input depends on the market sector and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.

(Continued)

34

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The Company analyzes price and market valuations received to verify reasonableness, to understand the key assumptions used and their sources, to conclude the prices obtained are appropriate, and to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price is classified into Level 1, 2, or 3. The Company has in place certain control processes to determine the reasonableness of the financial asset fair values. These processes are designed to ensure the values received are accurately recorded and that the data inputs and valuation techniques utilized are appropriate, consistently applied, and that the assumptions are reasonable and consistent with the objective of determining fair value. For example, on a continuing basis, the Company assesses the reasonableness of individual security values received from pricing sources that vary from certain thresholds. Historically, the control processes have not resulted in adjustments to the valuations provided by pricing sources. The Company’s debt securities portfolio is primarily publicly traded, which allows for a high percentage of the portfolio to be priced through pricing services. The remainder of the portfolio was priced by broker-dealers or pricing models. When non-binding broker-dealer quotes could be corroborated by comparison to other vendor quotes, pricing models or analysis, the securities were generally classified as Level 2, otherwise they were classified as Level 3. There were no significant changes to the valuation process during 2014.

Fair values of common stocks have been determined by the Company from quotations of the underlying securities. Securities where a public quotation is not available are valued by using non-binding broker quotes or through the use of pricing models or analysis that is based on market information regarding interest rates, credit spreads and liquidity. The underlying source data for calculating the matrix of credit spreads relative to the U.S. Treasury curve are nationally recognized indices. These inputs are based on assumptions deemed appropriate given the circumstances and are believed to be consistent with what other market participants would use when pricing such securities. The fair value of the FHLB membership and activity stocks is based on redemption value which is equal to par value. There were no significant changes to the valuation process in 2014.

The fair values of derivative instruments, primarily call options, are based on the amount of cash expected to be received to settle each derivative instrument on the reporting date. These amounts are obtained from each of the counterparties using industry accepted valuation models and are adjusted for the nonperformance risk of each counterparty including an assessment of any collateral held.

Fair values of the Separate Account assets are based on the calculated net asset value (NAV) of the underlying sub-accounts. Investment performance related to these assets is fully offset by corresponding amounts credited to contract holders with the liability reflected within Separate Account liabilities. Separate Account liabilities are equal to the estimated fair value of Separate Account assets.

For short-term fixed income securities, because of the nature of these assets, carrying amounts generally approximate fair values, which have been determined from public quotations, when available.

The fair value of contract loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.

Within “Other invested assets”, the fair value in limited liability companies is based on the underlying audited GAAP equity of the Company’s proportionate interest in the partnership.

The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities.

Policyholder funds on deposit include liabilities related to supplementary contracts without life contingencies and dividend accumulations, which represent deposits that do not have defined maturities and advances under FHLB funding agreements. Policy holder funds on deposit are carried at cost, which management believes is a reasonable estimate of fair value due to the relatively short duration of these deposits, based on the Company’s past experience.

There were no significant changes to the valuation process during 2014.

(Continued)

35

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

(8)	Differences Between U.S. Generally Accepted Accounting Principles and Statutory Accounting Practices

Statutory accounting practices differs from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:

(a)	Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

(b)	Aggregate reserves for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies (10, 15, 20 and 30 years) for individual life contracts and amortized in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.

(f)	Asset valuation and interest maintenance reserves are not provided.

(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.

(i)	Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

(j)	Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.

(k)	The statement of cash flows is presented in a format as prescribed by Statement of Cashflows (ASC 230).

(l)	A statement of comprehensive income (loss) is required.

(m)	Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.

(n)	Deferred premium assets are not provided.

(o)	DTAs are not subject to admissibility limitations under GAAP.

(p)	Policy and contract fees are reported as unearned revenue and are recognized in income over the period in which the services are provided.

The aggregate effect of the foregoing differences has not been determined separately for the Company, but is presumed to be material.

(Continued)

36

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

(9)	Reinsurance

The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.

Information with respect to reinsurance ceded and assumed by the Company is set forth below.

	2014	2013	2012
Direct life insurance premiums	$105,115	$102,592	$100,800
Life insurance premiums ceded:
To ELICA	1,282	1,247	1,227
Other	4,915	4,448	4,295

Net life insurance premiums as reported	$98,918	$96,897	$95,278

Life insurance reserves ceded:
To ELICA	$15,694	$15,306	$15,009
To other companies	7,222	7,010	6,699

Total life ceded	$22,916	$22,316	$21,708

Direct accident and health premiums
Direct accident and health premium	$3,635	$3,912	$4,234
Ceded accident and health premium	1,204	1,284	1,386

Net accident and health premium	$2,431	$2,628	$2,848

The maximum amount of direct individual ordinary insurance retained on any standard life is $300 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. Effective January 1, 2014, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $35,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.

The Company has taken $2,291 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended since January 1, 2014, to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.

(Continued)

37

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(10)	Pension Plans and Other Postretirement Benefits

The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.

Pension Plans

HMSC has the following retirement plans: three qualified and two non-qualified retirement plans. Substantially all employees participate in the 401(k) plan and through December 31, 2014 participated in the non-contributory defined contribution plan. Employees who were hired prior to 1998 have a vested accrued benefit in a frozen defined benefit plan. For all three qualified plans, all assets are held in their respective plan trusts. Certain employees participate in a non-qualified defined contribution plan while certain retirees are receiving benefits under the frozen non-qualified defined benefit plan.

Employees became eligible to participate in the defined contribution plan after one year of service; contributions were made based on eligible earnings and years of service and were credited to each employee’s individual plan account. The majority of employees received a 5% contribution. Accounts vested after 3 years of service. In November 2014, HMSC announced that the fully funded defined contribution plan would be terminated on December 31, 2014 and all participant accounts would become 100% vested and be distributed to all current and former employee participants in 2015.

All employees participate in the 401(k) plan and receive a 100% vested 3% “safe harbor” company contribution based on employees’ eligible earnings. In November 2014, HMSC communicated that effective January 1, 2015 it would begin matching each dollar of employee contributions up to a 5% maximum — in addition to maintaining the automatic 3% “safe harbor” contribution. The new matching company contribution vests after 5 years of service.

In 2002, participants’ ceased accruing benefits for earnings and years of service in the frozen defined benefit plan. A substantial number of those participants are former employees of HMSC who are not eligible to receive an immediate annuity benefit until age 65 and/or are not eligible for a lump sum distribution. HMSC’s policy for the frozen defined benefit plan is to contribute to the plan amounts which are actuarially determined to provide sufficient funding to meet future benefit payments as defined by federal laws and regulations.

The non-qualified plans were established for specific employees whose otherwise eligible earnings exceeded the statutory limits under the qualified plans. Benefit accruals under the non-qualified defined benefit plan were frozen in 2002 and all participants are currently in payment status. Both the non-qualified frozen defined benefit plan and the non-qualified defined contribution plan are unfunded plans with HMSC’s contributions made at the time payments are made to participants.

Expense allocated to the Company in 2014, 2013 and 2012 for the qualified plans was $3,556, $3,094 and $3,262, respectively. Expense allocated to the Company in 2014, 2013 and 2012 for the non-qualified plans was $309, $354 and $219, respectively.

Postemployment Benefits

In addition to providing pension benefits, HMSC also provided certain health care and life insurance benefits to a closed group of eligible employees. Postretirement benefits other than pensions of active and retired employees were accrued as expense over the employees’ service years.

In December 2013, HMSC eliminated the pre-65 postretirement medical coverage for all remaining eligible participants effective March 31, 2014. In November 2014, HMSC announced it would no longer sponsor the retiree group life benefit as of December 2014 and these retirees were offered a conversion option to individual policies. This plan was terminated December 31, 2014.

As a result of the changes in the plan for other postretirement benefits, the Company recorded a reduction in its expenses of $(1,020), $(115) and $(227) for the years ended December 31, 2014, 2013 and 2012, respectively.

(Continued)

38

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(11)	Variable Annuities Assets and Liabilities Held in Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities invested in various mutual funds. In accordance with the state of Illinois procedures, the variable annuities in the separate account are permitted by code section 215 ILCS 5/245.21.2. As of December 31, 2014 and 2013, all the separate account assets are legally insulated from the Company’s general account claims.

The separate accounts held by the Company relate to individual and group variable annuities of a nonguaranteed return nature and no risk charges have been paid by the separate accounts for guarantees. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the separate accounts are carried at fair value. Certain policies provide a guaranteed minimum death benefit, the reserve for which is held in the aggregate reserves of the Company’s general account.

Information regarding the separate accounts of the Company is as follows:

	2014	2013
Legally insulated assets by product:
Individual Annuity	1,645,710	1,594,287
Supplemental Contracts	3,374	3,505
Group Annuities	164,473	150,203

Total	1,813,557	1,747,995

Reconciliation of transfers to (from) separate account is as follows:

Net transfers are included in provisions for claims and benefits in the statutory statement of operations.

	2014	2013	2012
Transfers to separate accounts	$141,170	$132,553	$113,436
Transfers from separate accounts	(155,411)	(148,240)	(153,032)

Net transfers from separate accounts	$(14,241)	$(15,687)	$(39,596)

(12)	Retained Assets

Retained Assets are structured as drafts and are included in “Policyholder funds on deposit” in the Statement of Liabilities and Capital and Surplus. Interest rates paid during 2014 varied from 1.0% to 4.0% per annum. Interest is credited monthly. Fees are not charged on retained asset accounts. The default for settling life claims is full cash settlement. Assets are retained only if the beneficiary selects that option.

Number and balance of retained asset accounts in force at December 31 were as follows:

	2014		2013
	Number	Balance	Number	Balance
Up to and including 12 months	23	$1,907	35	$3,025
13 to 24 months	26	1,163	31	1,774
25 to 36 months	27	1,532	30	940
37 to 48 months	26	796	41	1,483
49 to 60 months	37	1,210	40	1,935
Greater than 60 months	217	6,841	190	5,719

TOTAL	356	$13,449	367	$14,876

(Continued)

39

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The following table provides a reconciliation of beginning and ending retained assets for the year ended December 31, 2014:

	Individual Number	Individual Balance/ Amount	Group Number	Group Balance/ Amount
Number/balance of retained assets at the beginning of the year	364	$14,708	3	$168
Number/amount of retained assets account issued/added during the year	32	3,752	—	—
Investment earnings credited to retained asset accounts during the year	—	208	—	2
Fees and other charges assessed to retained asset accounts during the year	—	—	—	—
Number/amount of retained assets accounts transferred to state unclaimed property fund during the year	7	—	—	—
Number/amount of retained asset accounts closed/withdrawn during the year	36	5,386	—	3

Number/balance of retained asset accounts at the end of the year	353	$13,282	3	$167

(13)	Contingencies, Assessments and Legal Proceedings

Contingencies

The Company has commitments to provide additional capital contributions of $25,348 to three partnerships and commitments of $10,567 in three unfunded bank loans.

Guarantee Assessments

The Company may be subject to guaranty fund and other assessments by the states in which it writes business. The Company’s policy is to accrue guaranty fund assessments when the entity for which the insolvency relates has met the applicable state of domicile’s statutory definition of insolvent and the amount of loss is reasonably estimable. In most states the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation.

As of December 31, 2014, the Company had not accrued for any assessments. Premium tax offsets related to guaranty fund assessments totaled $621 as of December 31, 2014. This amount is included in guaranty funds receivable and is expected to be realized over a period not more than 10 years following payment. The following table reflects the current year change in premium tax offsets benefit on a direct basis.

(Continued)

40

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Rollforward of Related Assets

2014
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year-end	$543
Decreases current year:
Premium tax offsets	59
Increases current year
Premium tax offsets paid and accrued	137
Other increases	—

Assets recognized from paid and accrued premium tax offsets and policy surcharges current year-end.	$621

Legal Proceedings

There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position.

The Company paid claims-related extra contractual obligations and bad faith losses of $130, $168 and $203 during 2014, 2013 and 2012, respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 51-100 in each of 2014, 2013 and 2012.

(14)	Risk-Based Capital

The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company’s actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2014, the Company’s actual total adjusted capital was $435,676 and the authorized control level risk-based capital was $46,840.

(15)	Risk Disclosures

The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:

Investment Risks

The Company’s fixed income portfolio is subject to a number of risks including:

•	interest rate risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;

•	market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the investment or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the investment;

•	credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;

(Continued)

41

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

•	market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;

•	concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;

•	liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the Company to sell assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims; and

•	regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities. Regulatory risk could also come from changes in tax laws or bankruptcy laws that would adversely impact the valuation of certain invested assets.

Interest Rate Risk

Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity and interest-sensitive life contracts. Significant changes in interest rates may affect:

•	the unrealized gains and losses in the investment portfolio

•	the book yield of the investment portfolio; and

•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in life and annuity products. As of December 31, 2014, for approximately 86% of the deferred annuity account values, the credited interest rate was equal to the minimum guaranteed rate.

Credit Risk

Third party debtors may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries

Ratings Risk

Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.

Legal/Regulatory Risk

The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.

42

HORACE MANN LIFE INSURANCE COMPANY

SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES – SCHEDULE I

December 31, 2014

(In thousands)

Type of investments	Cost (1)	Statutory Fair Value	Amount shown in Balance Sheet
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$971,011	$1,046,625	$971,011
State, municipalities and political subdivisions	881,007	1,029,067	881,007
Foreign government bonds	51,371	58,092	51,371
Other corporate bonds	3,624,582	3,851,966	3,624,582

Total debt securities	$5,527,971	$5,985,750	$5,527,971

Equity securities:
Preferred stocks:
Industrial and miscellaneous	$28,151	$—	$28,151
Common stocks	28,133	—	28,133

Total equity securities	$56,284	$—	56,284

Mortgage loans on real estate	11,438	XXX	11,438
Real estate	-	XXX	—
Contract loans	145,341	XXX	145,341
Cash and short-term investments	99,944	XXX	99,944
Receivable for securities	—	XXX	—
Derivatives	2,458	XXX	2,458
Other investments	119,031		119,031

Total investments	$5,962,467		$5,962,467

(1)	Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners. Real estate acquired in satisfaction of indebtedness is $0.

See accompanying independent auditors’ report.

43

HORACE MANN LIFE INSURANCE COMPANY

SUPPLEMENTARY INSURANCE INFORMATION – SCHEDULE III

For the years ended December 31, 2014, 2013 and 2012

(In thousands)

	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expenses	Premiums written (2)
2014:
Life	$—	$1,227,393	$—	$2,688	$98,918	$70,305	$111,691	$—	$43,080	$—
Annuity	—	3,625,879	—	4,245	478,941	205,164	603,473	—	61,090	—
Supplementary Contracts	—	111,260	—	578,559	6,912	11,675	15,841	—	1,439	—
Accident and Health	—	2,967	68	45	2,431	354	492	—	1,555	—

Total	$—	$4,967,499	$68	$585,537	$587,202	$287,498	$731,497	$—	$107,164	$—

2013:
Life	$—	$1,189,122	$—	$2,780	$96,897	$68,588	$111,272	$—	$39,130	$—
Annuity	—	3,349,652	—	3,489	420,592	193,992	537,451	—	56,886	—
Supplementary Contracts	—	112,025	—	338,982	9,550	12,339	18,540	—	1,639	—
Accident and Health	—	3,484	80	40	2,628	417	338	—	1,671	—

Total	$—	$4,654,283	$80	$345,291	$529,667	$275,336	$667,601	—	$99,326	$—

2012:
Life	$—	$1,150,135	$—	$2,889	$95,278	$68,073	$104,653	$—	$37,504	$—
Annuity	—	3,091,015	—	1,707	416,006	183,821	524,692	—	56,498	—
Supplementary Contracts	—	110,328	—	97,727	8,407	12,735	18,662	—	1,629	—
Accident and Health	—	4,360	103	24	2,848	473	1,064	—	1,769	—

Total	$—	$4,355,838	$103	$102,347	$522,539	$265,102	$649,071	$—	$97,400	$—

(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)	Does not apply to life insurance.
(3)	Advance premiums and other deposit funds are included in other policy claims and benefits payable.

See accompanying independent auditors’ report.

44

HORACE MANN LIFE INSURANCE COMPANY

REINSURANCE – SCHEDULE IV

For the years ended December 31, 2014, 2013 and 2012

(In thousands)

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014: Life insurance in force	$15,800,702	$3,539,588	$—	$12,261,114	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$105,113	$6,195	$—	$98,918	0.0%
Annuity	478,941	—	—	478,941	0.0%
Supplementary contracts	6,912	—	—	6,912	0.0%
Accident and health	3,635	1,204	—	2,431	0.0%

Total premiums	$594,601	$7,399	$—	$587,202	0.0%

2013: Life insurance in force	$15,102,467	$3,397,095	$—	$11,705,372	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$102,592	$5,695	$—	$96,897	0.0%
Annuity	420,592	—	—	420,592	0.0%
Supplementary contracts	9,550	—	—	9,550	0.0%
Accident and health	3,912	1,284	—	2,628	0.0%

Total premiums	$536,646	$6,979	$—	$529,667	0.0%

2012: Life insurance in force	$14,632,272	$3,232,724	$—	$11,399,548	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$100,800	$5,522	$—	$95,278	0.0%
Annuity	416,006	—	—	416,006	0.0%
Supplementary contracts	8,407	—	—	8,407	0.0%
Accident and health	4,234	1,386	—	2,848	0.0%

Total premiums	$529,447	$6,908	$—	$522,539	0.0%

See accompanying independent auditors’ report.

45

PART C: OTHER INFORMATION

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Item 24. Financial Statements and Exhibits

(a) Financial Statements

The following financial statements are included in Part B hereof.

Horace Mann Life Insurance Company Qualified Group Annuity Separate Account

-Report of Independent Registered Public Accounting Firm, dated April 24, 2015

-Statements of Net Assets — December 31, 2014

-Statements of Operations — For the Year Ended December 31, 2014

-Statements of Changes in Net Assets For the Year Ended December 31, 2014

-Statements of Changes in Net Assets For the Year Ended December 31, 2013

-Notes to Financial Statements — December 31, 2014

Horace Mann Life Insurance Company

-Report of Independent Registered Public Accounting Firm, dated, April 24, 2015

-Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus — As of December 31, 2014 and 2013

-Statutory Statements of Operations — For the Years Ended December 31, 2014, 2013 and 2012

-Statutory Statements of Capital and Surplus — For the Years Ended December 31, 2014, 2013 and 2012

-Statutory Statements of Cash Flow — For the Years Ended December 31, 2014, 2013 and 2012

-Notes to Statutory Financial Statements — December 31, 2014, 2013 and 2012

-Supplemental Schedules to Statutory Financial Statements — December 31, 2014 and 2013

(b) Exhibits

(1)	Resolution of Board of Directors (3)

(2)	Agreements for Custody Not Applicable

(3)	Underwriting Agreement (4)

3(a) Schedule of Remuneration (5)

(4)	(a) Form of Group Variable Annuity Contract (3)

(b) Form of Certificate (3)

(b)(1) Contract Discontinuance Endorsement (5)

(5)	Form of Application/Enrollment Form (3)

(6)	Certificate of Incorporation and Bylaws (2)

(7)	Contract of Reinsurance Not Applicable

(8)	Other Contracts Not Applicable

(9)	Opinion and Consent of Counsel (1)

(10)	Independent Registered Public Accounting Firm Consent (1)

(11)	Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Registered Public Accounting Firm’s Report Thereon (1)

(12)	Agreement regarding initial capital Not Applicable

(1)	Filed herewith.

(2)	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated February 14, 2006 (File Nos. 333-129284 and 811-1343).

(3)	Incorporated by reference to Initial Registration to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated October 31, 2006 (File Nos. 333-138322 and 811-21974).

(4)	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated March 14, 2007 (File Nos. 333-138322 and 811-21974).

(5)	Incorporated by reference to Post-Effective Amendment No 14 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated April 28, 2014 (File Nos. 333-138322 and 811-21974).

Item 25. Directors and Officers of the Depositor

The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position and Office with Depositor

Marita Zuraitis	Director, President & Chief Executive Officer

Ann M. Caparros	Director, General Counsel, Corporate Secretary & Chief Compliance Officer

Dwayne D. Hallman	Director, Executive Vice President, &Chief Financial Officer

Angela S. Christian	Vice President & Treasurer

Matthew P. Sharpe	Director & Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly- owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27. Number of Certificate Owners

As of March 27, 2015, the number of Certificate Owners of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account was 9,311, of which all were qualified Certificate Owners.

Item 28. Indemnification

According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Participant or party-in-interest under a Certificate (i) arising out of any act or omission in the course of, or in connection with, rendering services under the Distribution Agreement, or (ii) arising out of the purchase, retention or surrender of a Certificate; provided however that Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Group Annuity Separate Account and Horace Mann Life Insurance Company Allegiance Separate Account A.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position with Underwriter

Norman R. Sherman	Director, President, Chief Executive Officer & Chief Compliance Officer

Kimberly A. Johnson	Chief Financial Operations Officer

Matthew P. Sharpe	Director & Chairman

Diane M. Barnett	Tax Compliance Officer

Angela S. Christian	Treasurer

Bret A. Conklin	Controller

Ann M. Caparros	Director

Elizabeth E. Arthur	Secretary

(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, and Horace Mann Life Insurance Group Annuity Separate Account during the fiscal year ended December 31, 2014.

Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commission	Compensation

Horace Mann Investors, Inc.	$8,258,735	N/A	N/A	N/A

Item 30. Location of Accounts and Records

Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on Section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

(b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Group Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

(c) The Registrant undertakes to file a post-effective amendment to its registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Group Contract may be accepted.

(d) The Registrant undertakes to include either (1) as part of any application to purchase a Certificate issued under the Group Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(e) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written request.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf in the City of Springfield, and State of Illinois, on this 24th day of April, 2015.

BY: HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP

ANNUITY SEPARATE ACCOUNT

(Registrant)

By: Horace Mann Life Insurance Company

(Depositor)

Attest:	/s/ ANN M. CAPARROS	By:	/s/ MARITA ZURAITIS
	Ann M. Caparros		Marita Zuraitis,
	Corporate Secretary of the Depositor		President and Chief Executive Officer of the
Depositor

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Marita Zuraitis Marita Zuraitis	Director, President and Chief Executive Officer	April 24, 2015

/s/ Dwayne D. Hallman Dwayne D. Hallman	Director, Executive Vice President and Chief Financial Officer	April 24, 2015

SIGNATURE	TITLE	DATE

/s/ Ann M. Caparros Ann M. Caparros	Director, General Counsel, Corporate Secretary and Chief Compliance Officer	April 24, 2015

/s/ Matthew P. Sharpe Matthew P. Sharpe	Director and Executive Vice President	April 24, 2015

Exhibit Index

(9)   Opinion and Consent of Counsel

(10)   Independent Registered Public Accounting Firm Consent

(11)   Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors’ Report thereon